Russell Funds: Classes A, C, E, I, S and Y

RUSSELL INVESTMENT COMPANY

Supplement dated January 6, 2014 to

PROSPECTUS Dated MARCH 1, 2013

I.  LIQUIDATION OF THE RUSSELL MONEY MARKET FUND: The Russell Money Market Fund was liquidated on April 26, 2013.

II.  RUSSELL U.S. CORE EQUITY FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell U.S. Core Equity Fund in the Prospectus listed above:

•	Barrow, Hanley, Mewhinney & Strauss, LLC
•	Columbus Circle Investors
•	Institutional Capital LLC
•	Jacobs Levy Equity Management, Inc.
•	Schneider Capital Management Corporation
•	Suffolk Capital Management, LLC
•	Sustainable Growth Advisers, LP

III.  RUSSELL U.S. DEFENSIVE EQUITY FUND RISK/RETURN SUMMARY: The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell U.S. Defensive Equity Fund in the Prospectus listed above:

The following information is added:

David L. Hintz, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Hintz has managed the Fund since December 2013.

The following information is deleted:

Richard Yasenchak, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Yasenchak has managed the Fund since July 2010.

IV.  RUSSELL U.S. STRATEGIC EQUITY FUND RISK/RETURN SUMMARY:

(i) The following replaces the “Annual Fund Operating Expenses” table and the “Example” table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Russell U.S. Strategic Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.75%	None	None
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.03%)	0.31%	0.56%	0.56%	0.31%
Total Annual Fund Operating Expenses	1.31%	2.06%	1.31%	1.06%
Less Fee Waivers and Expense Reimbursements	(0.26)%	(0.26)%	(0.26)%	(0.26)%
Net Annual Fund Operating Expenses	1.05%	1.80%	1.05%	0.80%

#	Until February 28, 2015, Russell Investment Management Company (“RIMCo”) has contractually agreed to waive up to the full amount of its 0.75% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.59% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2015, Russell Fund Services Company (“RFSC”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	$682	$183	$107	$82
3 Years	$965	$621	$390	$311
5 Years	$1,268	$1,085	$693	$560
10 Years	$2,131	$2,369	$1,556	$1,271

(ii) The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell U.S. Strategic Equity Fund in the Prospectus listed above:

•	AJO, LP
•	Barrow, Hanley, Mewhinney & Strauss, LLC
•	Columbus Circle Investors
•	Cornerstone Capital Management, LLC
•	Institutional Capital LLC
•	Jacobs Levy Equity Management, Inc.
•	PanAgora Asset Management, Inc.
•	Schneider Capital Management Corporation
•	Suffolk Capital Management, LLC

V.  RUSSELL U.S. MID CAP EQUITY FUND RISK/RETURN SUMMARY: The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell U.S. Mid Cap Equity Fund in the Prospectus listed above:

The following information is added:

Jon Eggins, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Eggins has managed the Fund since December 2013.

The following information is deleted:

Richard Yasenchak, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Yasenchak has managed the Fund since February 2012.

VI.  RUSSELL U.S. SMALL CAP EQUITY FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell U.S. Small Cap Equity Fund in the Prospectus listed above:

•	Cardinal Capital Management, L.L.C.
•	Chartwell Investment Partners
•	Copeland Capital Management, LLC
•	DePrince, Race & Zollo, Inc.
•	EAM Investors, LLC
•	Falcon Point Capital, LLC
•	Jacobs Levy Equity Management, Inc.
•	Netols Asset Management, Inc.
•	Next Century Growth Investors, LLC
•	PENN Capital Management Company, Inc.
•	Signia Capital Management, LLC

VII.  RUSSELL INTERNATIONAL DEVELOPED MARKETS FUND RISK/RETURN SUMMARY:

(i)	The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell International Developed Markets Fund in the Prospectus listed above:

•	AQR Capital Management, LLC
•	Barrow, Hanley, Mewhinney & Strauss, LLC
•	del Rey Global Investors, LLC
•	Driehaus Capital Management LLC
•	MFS Institutional Advisors, Inc.
•	Numeric Investors LLC
•	Pzena Investment Management, LLC
•	William Blair & Company, LLC

(ii)	The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell International Developed Markets Fund in the Prospectus listed above:

The following information is added:

Philip Hoffman and James M. Carpenter, each a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Hoffman has managed the Fund since June 2013 and Mr. Carpenter has managed the Fund since January 2014.

The following information is deleted:

Matthew Beardsley, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Beardsley has managed the Fund since February 2012.

VIII.  RUSSELL GLOBAL EQUITY FUND RISK/RETURN SUMMARY:

(i)	The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Global Equity Fund in the Prospectus listed above:

•	Harris Associates L.P.
•	MFS Institutional Advisors, Inc.
•	Polaris Capital Management, LLC
•	Sanders Capital, LLC
•	Wellington Management Company, LLP

(ii)	The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Global Equity Fund in the Prospectus listed above:

The following information is added:

Philip Hoffman and James M. Carpenter, each a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Hoffman previously managed the Fund from the Fund’s inception through September 2009 and has managed the Fund since June 2013 and Mr. Carpenter has managed the Fund since January 2014.

The following information is deleted:

Matthew Beardsley, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Beardsley has managed the Fund since September 2009.

IX.  RUSSELL EMERGING MARKETS FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Emerging Markets Fund in the Prospectus listed above:

•	AllianceBernstein L.P.
•	Delaware Management Company, a Series of Delaware Management Business Trust
•	Genesis Asset Managers, LLP
•	Harding Loevner LP
•	Numeric Investors LLC
•	UBS Global Asset Management (Americas) Inc.
•	Victoria 1522 Investments, LP
•	Westwood Management Corp.

X.  RUSSELL TAX-MANAGED U.S. LARGE CAP FUND RISK/RETURN SUMMARY:

(i)	The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Tax-Managed U.S. Large Cap Fund in the Prospectus listed above:

•	Armstrong Shaw Associates Inc.
•	J.P. Morgan Investment Management Inc.
•	Mar Vista Investment Partners, LLC
•	NWQ Investment Management Company
•	Sustainable Growth Advisers, LP

(ii)	The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Tax-Managed U.S. Large Cap Fund in the Prospectus listed above:

The following information is added:

Robert Kuharic and David L. Hintz, each a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Kuharic has managed the Fund since May 2010 and Mr. Hintz has managed the Fund since September 2013.

The following information is deleted:

Robert Kuharic, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Kuharic has managed the Fund since May 2010.

XI.  RUSSELL TAX-MANAGED U.S. MID & SMALL CAP FUND RISK/RETURN SUMMARY: The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Tax-Managed U.S. Mid & Small Cap Fund in the Prospectus listed above:

The following information is added:

Robert Kuharic and Jon Eggins, each a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Kuharic has managed the Fund since May 2010 and Mr. Eggins has managed the Fund since September 2013.

The following information is deleted:

Robert Kuharic, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Kuharic has managed the Fund since May 2010.

XII.  RUSSELL GLOBAL OPPORTUNISTIC CREDIT FUND RISK/RETURN SUMMARY:

(i)	The following replaces the “Annual Fund Operating Expenses” table and the “Example” table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Russell Global Opportunistic Credit Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%	None	None	None
Other Expenses	0.35%	0.60%	0.60%	0.35%	0.15%
Total Annual Fund Operating Expenses	1.60%	2.35%	1.60%	1.35%	1.15%
Less Fee Waivers and Expense Reimbursements	(0.40)%	(0.40)%	(0.40)%	(0.40)%	(0.28)%
Net Annual Fund Operating Expenses	1.20%	1.95%	1.20%	0.95%	0.87%

#	Until February 28, 2015, Russell Investment Management Company (“RIMCo”) has contractually agreed to waive 0.28% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2015, Russell Fund Services Company (“RFSC”) has contractually agreed to waive 0.12% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund.

“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	$493	$198	$122	$97	$89
3 Years	$823	$695	$466	$388	$338
5 Years	$1,177	$1,219	$833	$701	$606
10 Years	$2,171	$2,656	$1,866	$1,589	$1,373

(ii)	The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Global Opportunistic Credit Fund in the Prospectus listed above:

•	DDJ Capital Management LLC
•	Lazard Asset Management LLC
•	Oaktree Capital Management, L.P.
•	Stone Harbor Investment Partners L.P.
•	THL Credit Advisors LLC

XIII.  RUSSELL STRATEGIC BOND FUND RISK/RETURN SUMMARY:

(i)	The following replaces the “Annual Fund Operating Expenses” table and the “Example” table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Russell Strategic Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%	None	None	None	None
Other Expenses	0.29%	0.54%	0.54%	0.21%	0.29%	0.09%
Total Annual Fund Operating Expenses	1.04%	1.79%	1.04%	0.71%	0.79%	0.59%
Less Fee Waivers and Expense Reimbursements	(0.04)%	(0.04)%	(0.04)%	(0.00)%	(0.04)%	(0.00)%
Net Annual Fund Operating Expenses	1.00%	1.75%	1.00%	0.71%	0.75%	0.59%

#	Until February 28, 2015, Russell Fund Services Company (“RFSC”) has contractually agreed to waive 0.04% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	$473	$178	$102	$73	$77	$60
3 Years	$690	$559	$327	$227	$248	$189
5 Years	$924	$966	$570	$395	$435	$329
10 Years	$1,595	$2,102	$1,267	$883	$974	$738

(ii)	The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Strategic Bond Fund in the Prospectus listed above:

The following information is added:

Gerard Fitzpatrick and Keith Brakebill, each a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Fitzpatrick has managed the Fund since August 2011 and Mr. Brakebill has managed the Fund since September 2013.

The following information is deleted:

Gerard Fitzpatrick, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Fitzpatrick has managed the Fund since August 2011.

XIV.  RUSSELL TAX EXEMPT BOND FUND RISK/RETURN SUMMARY:

(i)	The following footnote is added after the “Average Annual Total Returns” table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Russell Tax Exempt Bond Fund:

Effective July 1, 2013, RIMCo will seek to change the strategic average duration of the Fund’s portfolio. As a result, the Fund’s primary benchmark will change from the Barclays Municipal 1-10 Yr Blend (1-12) Index to the Barclays Municipal 1-15 Yr Blend (1-17) Index.

(ii)	The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Tax Exempt Bond Fund in the Prospectus listed above:

•	AllianceBernstein L.P.
•	MacKay Shields LLC

(iii)	The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Tax Exempt Bond Fund in the Prospectus listed above:

The following information is added:

Keith Brakebill, a Portfolio Manager, and Kevin Lo, an Associate Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Brakebill has managed the Fund since August 2011 and Mr. Lo has managed the Fund since December 2013.

The following information is deleted:

Keith Brakebill, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Brakebill has managed the Fund since August 2011.

XV.  RUSSELL COMMODITY STRATEGIES FUND RISK/RETURN SUMMARY:

(i)	The following replaces the “Annual Fund Operating Expenses” table and the “Example” table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Russell Commodity Strategies Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	0.75%	None	None	None
Other Expenses	0.29%	0.54%	0.54%	0.29%	0.09%
Acquired Fund Fees and Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	2.08%	2.83%	2.08%	1.83%	1.63%
Less Fee Waivers and Expense Reimbursements	(0.53)%	(0.53)%	(0.53)%	(0.53)%	(0.52)%
Net Annual Fund Operating Expenses	1.55%	2.30%	1.55%	1.30%	1.11%

#	Russell Investment Management Company (“RIMCo”) has contractually agreed to waive, until February 28, 2015, 0.27% of its 1.25% advisory fee for the Fund. This waiver may not be terminated during the relevant period except with Board approval.

A wholly-owned subsidiary of the Fund (the “Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RIMCo an advisory fee and pays Russell Fund Services Company (“RFSC”) an administrative fee at the annual rates of 1.25% and 0.05%, respectively, of the Subsidiary’s net assets (collectively, the “Subsidiary Fees”). Pursuant to a contractual agreement with the Fund, RIMCo and RFSC have agreed to permanently waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIMCo and RFSC, if any. This waiver may not be terminated by RIMCo or RFSC.

Until February 28, 2015, Russell Fund Services Company (“RFSC”) has contractually agreed to waive 0.01% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the Subsidiary and the Russell U.S. Cash Management Fund. The Fund’s proportionate share of these operating expenses is reflected under “Acquired Fund Fees and Expenses.”

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund.

“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements and permanent fee waivers. The calculation of costs for the remaining periods takes such contractual fee waivers and/or reimbursements into account only for the first year of the periods and such permanent fee waivers for all periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	$723	$233	$157	$132	$113
3 Years	$1,085	$769	$541	$464	$406
5 Years	$1,470	$1,331	$949	$819	$721
10 Years	$2,546	$2,863	$2,091	$1,820	$1,613

(ii)	The following information is added as the second to last sentence in the last paragraph of the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Commodity Strategies Fund in the Prospectus listed above:

In order to seek to achieve positive performance relative to the DJ-UBS Index, RIMCo may utilize a quantitative model that selects and weights exposure to individual commodities based upon their relative attractiveness.

The following paragraph is deleted from the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Commodity Strategies Fund in the Prospectus listed above:

The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940 which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.

(iii)	The following risk factor is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary Section for the Russell Commodity Strategies Fund in the Prospectus listed above:

•

Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

(iv)	The following changes are made in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Commodity Strategies Fund in the Prospectus listed above:

The following information is added:

Lee Kayser, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Kayser has managed the Fund since April 2013.

The following information is deleted:

James Ind, a Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Ind has managed the Fund since July 2010.

XVI.  RUSSELL GLOBAL INFRASTRUCTURE RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” table and the “Example” table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Russell Global Infrastructure Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	0.75%	None	None	None
Other Expenses	0.33%	0.58%	0.58%	0.33%	0.13%
Total Annual Fund Operating Expenses	1.83%	2.58%	1.83%	1.58%	1.38%
Less Fee Waivers and Expense Reimbursements	(0.33)%	(0.33)%	(0.33)%	(0.33)%	(0.31)%
Net Annual Fund Operating Expenses	1.50%	2.25%	1.50%	1.25%	1.07%

#	Until February 28, 2015, Russell Investment Management Company (“RIMCo”) has contractually agreed to waive 0.31% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2015, Russell Fund Services Company (“RFSC”) has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval.

“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	$719	$228	$153	$127	$109
3 Years	$1,087	$771	$544	$467	$406
5 Years	$1,479	$1,341	$960	$829	$726
10 Years	$2,574	$2,890	$2,121	$1,850	$1,631

XVII.  RUSSELL MULTI-STRATEGY ALTERNATIVE FUND RISK/RETURN SUMMARY: The following replaces the list of money managers in the sub-section entitled “Management” in the Risk/Return Summary section for the Russell Multi-Strategy Alternative Fund in the Prospectus listed above:

•	AQR Capital Management, LLC
•	Amundi Investments USA, LLC
•	Brigade Capital Management, LLC
•	DCI, LLC
•	Galtera N.A. and Galtere Ltd.
•	Lazard Asset Management LLC
•	Levin Capital Strategies, L.P.
•	Omega Advisors, Inc
•	Pacific Investment Management Company LLC
•	TCW/Scoggin, LLC
•	The Cambridge Strategy (Asset Management) Limited
•	2100 Xenon Group LLC

XVIII.  RUSSELL STRATEGIC CALL OVERWRITING FUND RISK/RETURN SUMMARY: The following risk factor is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Russell Strategic Call Overwriting Fund in the Prospectus listed above:

•

Options Trading Strategy. RIMCo may utilize options to hedge against fluctuations in equity securities prices. This strategy may not result in gains during periods of market volatility and may result in losses if equity markets do not behave as RIMCo expects. In addition, this strategy may result in losses in rising markets.

XIX.  MANAGEMENT OF THE FUNDS: The following changes are made to the list of employees who have primary responsibility for the management of the RIC Funds in the section entitled “Management of the Funds” in the Prospectus listed above.

The following information is added:

Keith Brakebill, Portfolio Manager since August 2011. Mr. Brakebill joined Russell in September 2007 as a Research Analyst and in May 2010 became a Senior Research Analyst. Prior to joining Russell, Mr. Brakebill was a Teaching Assistant at Stanford University from September 2005 until June 2007. Mr. Brakebill has primary responsibility for the management of the Russell Global Opportunistic Credit, and Russell Investment Grade Bond Funds and shares primary responsibility for the management of the Russell Strategic Bond Fund and Russell Tax Exempt Bond Fund with Mr. Fitzpatrick and Mr. Lo, respectively.

James M. Carpenter, Portfolio Manager since December 2013. From 2011 to 2013, Mr. Carpenter was Head of Global Equity Research. From 2007 to 2011, Mr. Carpenter was a Senior Research Analyst on the global equity team. Mr. Carpenter shares primary responsibility for the management of the Russell International Developed Markets and Russell Global Equity Funds with Mr. Hoffman.

Jon Eggins, Portfolio Manager since March 2011. From 2010 to 2011, Mr. Eggins was a Senior Research Analyst. From 2003 to 2010, Mr. Eggins was a Research Analyst. Mr. Eggins has primary responsibility for the management of the Russell U.S. Mid Cap Equity and Russell U.S. Small Cap Equity Funds and shares primary responsibility for the management of the Russell Tax-Managed U.S. Mid & Small Cap Fund with Mr. Kuharic.

Gerard Fitzpatrick, Portfolio Manager since October 2007. Prior to joining Russell, Mr. Fitzpatrick was the CEO of West End Capital Advisors Ltd from 2004-2007. Mr. Fitzpatrick shares primary responsibility for the management of the Russell Strategic Bond Fund with Mr. Brakebill.

David L. Hintz, Portfolio Manager since November 2011. From 2008 to 2011, Mr. Hintz was head of Russell’s U.S. equity research team. From 1997 to 2008, Mr. Hintz was a Senior Research Analyst. Mr. Hintz has primary responsibility for the management of the Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity and Russell U.S. Large Cap Equity Funds and shares primary responsibility for the management of the Russell Tax-Managed U.S. Large Cap Fund with Mr. Kuharic.

Philip Hoffman, Portfolio Manager since June 2004. Mr. Hoffman shares primary responsibility for the management of the Russell International Developed Markets and Russell Global Equity Funds with Mr. Carpenter.

Lee Kayser, Portfolio Manager since April 2013. From 2011 to 2013, Mr. Kayser was an Associate Portfolio Manager and from 2007 to 2011, Mr. Kayser was a Research Analyst. Mr. Kayser has primary responsibility for the management of the Russell Commodity Strategies Fund.

Robert Kuharic, Portfolio Manager since May 2010. From 2006 to 2010, Mr. Kuharic was an Associate Portfolio Manager. From 2005 to 2006, Mr. Kuharic was a Senior Portfolio Analyst. Mr. Kuharic shares primary responsibility for the management of the Russell Tax-Managed U.S. Large Cap Fund with Mr. Hintz and shares primary responsibility for the management of the Russell Tax-Managed U.S. Mid & Small Cap Fund with Mr. Eggins.

Kevin Lo, Associate Portfolio Manager since November 2011. From August 2011 to November 2011, Mr. Lo was a Senior Portfolio Analyst. From September 2008 to August 2011, Mr. Lo was a Portfolio Analyst. Mr. Lo has primary responsibility for the management of the Russell Short Duration Bond Fund and shares primary responsibility for the management of the Russell Tax Exempt Bond Fund with Mr. Brakebill.

The following information is deleted:

Matthew Beardsley, Portfolio Manager since September 2009. From October 2007 to September 2009, Mr. Beardsley was an Associate Portfolio Manager. Beginning in 2003, Mr. Beardsley was a Senior Research Analyst covering global equities. Mr. Beardsley has primary responsibility for the management of the Russell International Developed Markets and Russell Global Equity Funds.

Keith Brakebill, Portfolio Manager since August 2011. Mr. Brakebill joined Russell in September 2007 as a Research Analyst and in May 2010 became a Senior Research Analyst. Prior to joining Russell, Mr. Brakebill was a Teaching Assistant at Stanford University from September 2005 until June 2007. Mr. Brakebill has primary responsibility for the management of the Russell Global Opportunistic Credit, Russell Investment Grade Bond, and Russell Tax Exempt Bond Funds.

Jon Eggins, Portfolio Manager since March 2011. From 2010 to 2011, Mr. Eggins was a Senior Research Analyst. From 2003 to 2010, Mr. Eggins was a Research Analyst. Mr. Eggins has primary responsibility for the management of the Russell U.S. Small Cap Equity Fund.

Gerard Fitzpatrick, Portfolio Manager since October 2007. Prior to joining Russell, Mr. Fitzpatrick was the CEO of West End Capital Advisors Ltd from 2004-2007. Mr. Fitzpatrick has primary responsibility for the management of the Russell Strategic Bond Fund.

David L. Hintz, Portfolio Manager since November 2011. From 2008 to 2011, Mr. Hintz was head of Russell’s U.S. equity research team. From 1997 to 2008, Mr. Hintz was a Senior Research Analyst. Mr. Hintz has primary responsibility for the management of the Russell U.S. Core Equity, Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity and Russell U.S. Large Cap Equity Funds.

James Ind, Portfolio Manager since March 2008. Prior to joining Russell, Mr. Ind was Director of portfolio managers at Merrill Lynch from 1999 to 2008. Mr. Ind has primary responsibility for the management of the Russell Commodity Strategies Fund.

Robert Kuharic, Portfolio Manager since May 2010. From 2006 to 2010, Mr. Kuharic was an Associate Portfolio Manager. From 2005 to 2006, Mr. Kuharic was a Senior Portfolio Analyst. Mr. Kuharic has primary responsibility for the management of the Russell Tax-Managed U.S. Large Cap and Russell Tax-Managed U.S. Mid & Small Cap Funds.

Kevin Lo, Associate Portfolio Manager since November 2011. From August 2011 to November 2011, Mr. Lo was a Senior Portfolio Analyst. From September 2008 to August 2011, Mr. Lo was a Portfolio Analyst. Mr. Lo has primary responsibility for the management of the Russell Short Duration Bond Fund.

Richard Yasenchak, Portfolio Manager since July 2010. Mr. Yasenchak joined Russell in 2005 as a Portfolio Analyst. From January 2007 to July 2010, Mr. Yasenchak was an Associate Portfolio Manager. Mr. Yasenchak has primary responsibility for the management of the Russell U.S. Defensive Equity and Russell U.S. Mid Cap Equity Funds.

XX.  RUSSELL TAX EXEMPT BOND FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES: The following replaces the sixth paragraph in the sub-section entitled “Principal Investment Strategies” in the Investment Objective and Investment Strategies section for the Russell Tax Exempt Bond Fund in the Prospectus listed above:

Prior to July 1, 2013, the duration of the Fund’s portfolio will typically range within 10% of the duration of the Barclays Municipal 1-10 Yr Blend (1-12) Index, which was 4.09 years as of December 31, 2012, but could vary up to 25% from that Index’s duration. Effective July 1, 2013, the duration of the Fund’s portfolio will typically range within 10% of the duration of the Barclays Municipal 1-15 Yr Blend (1-17) Index, which was 4.83 years as of April 30, 2013, but may vary up to 25% from that Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. Interest rates are currently at historical lows and will, at some time in the future, increase. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

XXI.  RUSSELL U.S. DEFENSIVE EQUITY FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES: The following replaces the ninth paragraph in the sub-section entitled “Principal Investment Strategies” in the Investment Objective and Investment Strategies section for the Russell U.S. Defensive Equity Fund in the Prospectus listed above:

The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIMCo may choose to use the cash equitization process to manage Fund characteristics in order to seek to achieve the desired risk/return profile for the Fund. RIMCo may also choose not to equitize all or a portion of the Fund’s cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIMCo may sell equity index put options to seek gains from premiums (cash) received from their sale. Any remaining cash is invested in short-term investments, including the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo whose investment objective is to seek to preserve principal and provide liquidity and current income.

XXII.  RUSSELL COMMODITY STRATEGIES FUND INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES:

(i)	The following replaces the third to last paragraph in the sub-section entitled “Principal Investment Strategies” in the Investment Objective and Investment Strategies section for the Russell Commodity Strategies Fund in the Prospectus listed above:

RIMCo may manage assets directly to modify the Fund’s overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo monitors and assesses Fund characteristics, including risk, using a variety of measurements, such as duration, and may seek to manage Fund characteristics consistent with the Fund’s investment objectives and strategies. Fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector) or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIMCo may use an index replication or sampling strategy by selecting an index which represents the desired exposure or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposure. In order to seek to achieve positive performance relative to the DJ-UBS Index, RIMCo may utilize a quantitative model that selects and weights exposure to individual commodities based upon their relative attractiveness. Based on this, for the portion of the Fund’s assets directly managed by RIMCo, RIMCo may purchase derivatives (including swaps, forwards and futures) to obtain the desired exposure. RIMCo may also reallocate assets among money managers, or increase cash reserves to manage Fund characteristics.

(ii)	The following paragraph is deleted from the sub-section entitled “Principal Investment Strategies” in the Investment Objective and Investment Strategies section for the Russell Commodity Strategies Fund in the Prospectus listed above:

The Fund is classified as a “non-diversified fund” under the Investment Company Act which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. The non-diversified status provides the Fund with greater investment flexibility to take larger positions in one or more issuers.

XXIII.  RISKS: The following changes are made in the section entitled “Risks” in the Prospectus listed above:

(i)	In the Russell Commodity Strategies Fund section of the “Risks” table, the “Non-Diversification Risk” bullet is deleted from the “Principal Risks” column.

(ii)	In the Russell Strategic Call Overwriting Fund section of the “Risks” table, the “Options Trading Strategy” bullet is added to the “Principal Risks” column.

(iii)	The following risk factor is added to the “Risks” section in the Prospectus listed above:

Options Trading Strategy

RIMCo may utilize options to hedge against fluctuations in equity securities prices. This strategy may not result in gains during periods of market volatility and may result in losses if equity markets do not behave as RIMCo expects. In addition, this strategy may result in losses in rising markets.

(iv)	The following paragraph is added after the sixth paragraph to the “Derivatives (Futures Contracts, Options, Forwards and Swaps)” risk factor in the “Risks” section in the Prospectus listed above:

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security or index, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. When a Fund writes an option on a security or index, movements in the price of the underlying security or value of the index may result in a loss to the Fund.

(v)	The following is added at the end of the “Currency Trading Risk” risk factor in the “Risks” section in the Prospectus listed above:

Due to the tax treatment of gains and losses on certain currency forward and options contracts, the use of such instruments may cause fluctuations in a Fund’s income distributions, including the inability of a Fund to distribute investment income for any given period. As a result, a Fund’s use of currency trading strategies may adversely impact a Fund’s ability to meet its investment objective of providing current income.

(vi)	The following is added as the last sentence of the “Cash Management” risk factor in the “Risks” section in the Prospectus listed above:

In addition, the sale of equity index put options with respect to a Fund’s cash may reduce a Fund’s performance if equity markets decline.

XXIV.  ADDITIONAL INFORMATION ABOUT TAXES: The following paragraph is added as the second paragraph in the section entitled “Additional Information About Taxes” in the Prospectus listed above:

Foreign exchange gain or loss arising from a Fund’s foreign currency-denominated investments may increase or reduce the amount of ordinary income distributions made to investors.

XXV.  HOW NET ASSET VALUE IS DETERMINED: The following is added as the last sentence of the second paragraph in the sub-section entitled “Net Asset Value Per Share” in the How Net Asset Value Is Determined section of the Prospectus listed above:

Information regarding each Fund’s current net asset value per Share is available at www.russell.com.

XXVI.  MONEY MANAGER CHANGES: The following replaces the information in the section entitled “Money Manager Information” for the Russell U.S. Core Equity, Russell U.S. Strategic Equity, Russell U.S. Small Cap Equity, Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Tax-Managed U.S. Large Cap, Russell Global Opportunistic Credit, Russell Tax Exempt Bond and Russell Multi-Strategy Alternative Funds in the Prospectus listed above:

Russell U.S. Core Equity Fund

Barrow, Hanley, Mewhinney & Strauss, LLC, 2200 Ross Avenue, 31st Floor, Dallas, TX 75201.

Columbus Circle Investors, Metro Center, One Station Place, 8th Floor, Stamford, CT 06902.

Institutional Capital LLC, 225 West Wacker Drive, Suite 2400, Chicago, IL 60606.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite 2000, Wayne, PA 19087.

Suffolk Capital Management, LLC, 810 Seventh Avenue, Suite 3600, New York, NY 10019.

Sustainable Growth Advisers, LP, 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901.

Russell U.S. Strategic Equity Fund

AJO, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

Barrow, Hanley, Mewhinney & Strauss, LLC, 2200 Ross Avenue, 31st Floor, Dallas, TX 75201.

Columbus Circle Investors, Metro Center, One Station Place, 8th Floor, Stamford, CT 06902.

Cornerstone Capital Management, LLC, 3600 Minnesota Drive, Suite 70, Minneapolis, MN 55435.

Institutional Capital LLC, 225 West Wacker Drive, Suite 2400, Chicago, IL 60606.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

PanAgora Asset Management, Inc., 470 Atlantic Avenue, 8th Floor, Boston MA 02210.

Schneider Capital Management Corporation, 460 E. Swedesford Road, Suite 2000, Wayne, PA 19087.

Suffolk Capital Management, LLC, 810 Seventh Avenue, Suite 3600, New York, NY 10019.

Russell U.S. Small Cap Equity Fund

Cardinal Capital Management, L.L.C., Four Greenwich Office Park, Greenwich, CT 06831.

Chartwell Investment Partners, 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312-2412.

Copeland Capital Management LLC, 161 Washington St., Suite 1658, Conshohocken, PA 19428.

DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.

EAM Investors, LLC, 2533 South Coast Highway 101, Suite 240, Cardiff By The Sea, CA 92007.

Falcon Point Capital, LLC, Two Embarcadero Center, Suite 420, San Francisco, CA 94111.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Netols Asset Management, Inc., 1045 West Glen Oaks Lane, Suite 202, Mequon, WI 53092.

Next Century Growth Investors, LLC, 5500 Wayzata Boulevard, Suite 1275, Minneapolis, MN 55416.

PENN Capital Management Company, Inc., The Navy Yard Corporate Center, 3 Crescent Drive, Suite 400, Philadelphia, PA 19112.

Signia Capital Management, LLC, 108 North Washington Street, Suite 305, Spokane, WA 99201.

Russell International Developed Markets Fund

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

Barrow, Hanley, Mewhinney & Strauss, LLC, 2200 Ross Avenue, 31st Floor, Dallas, TX 75201.

del Rey Global Investors, LLC, 6701 Center Drive West, Suite 655, Los Angeles, CA, 90045.

Driehaus Capital Management LLC 25 East Erie Street, Chicago, IL 60611-2703.

MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.

Numeric Investors LLC, 470 Atlantic Avenue 6th Floor, Boston, MA 02210.

Pzena Investment Management, LLC, 120 West 45th Street, 20th Floor, New York, NY 10036.

William Blair & Company, LLC, 222 West Adams Street, Chicago, IL 60606.

Russell Global Equity Fund

Harris Associates L.P., 2 North LaSalle Street, Suite 500, Chicago, IL 60602-3790.

MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

Polaris Capital Management, LLC, 125 Summer Street, 14th Floor, Boston, MA 02110.

Sanders Capital, LLC, 390 Park Avenue, New York, NY 10022.

Wellington Management Company, LLP, 280 Congress Street, Boston, MA 02210.

Russell Emerging Markets Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105-0096.

Delaware Management Company, a Series of Delaware Management Business Trust, One Commerce Square, 2005 Market Street, Philadelphia, PA 19103.

Genesis Asset Managers, LLP, 21 Knightsbridge London England SWIX 76Y United Kingdom.

Harding Loevner LP, 400 Crossing Bird, 4th Floor, Bridgewater, NJ 08876.

Numeric Investors LLC, 470 Atlantic Avenue 6th Floor, Boston, MA 02210.

UBS Global Asset Management (Americas) Inc., UBS Tower One North Wacker Drive, Chicago, IL 60606.

Victoria 1522 Investments, LP, 244 California Avenue, Suite 610, San Francisco, CA 94111.

Westwood Management Corp., 200 Crescent Court, Suite 1200, Dallas, TX 75201.

Russell Tax-Managed U.S. Large Cap Fund

Armstrong Shaw Associates Inc., 45 Grove Street, New Canaan, CT 06840.

J.P. Morgan Investment Management Inc., 4 New York Plaza, New York, NY 10004-2413.

Mar Vista Investment Partners, LLC, 11150 Santa Monica Boulevard, Suite 320, Los Angeles, CA 90025.

NWQ Investment Management Company, 2049 Century Park East, Suite 1600, Los Angeles, CA 90067.

Sustainable Growth Advisers, LP, 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901.

Russell Global Opportunistic Credit Fund

DDJ Capital Management LLC, 130 Turner Street, Building 3, Suite 600, Waltham, MA 02453.

Lazard Asset Management LLC, 30 Rockefeller Plaza, 59th Floor, New York, NY 10112.

Oaktree Capital Management, L.P., 333 South Grand Avenue, 28th Floor, Los Angeles, CA 90071.

Stone Harbor Investment Partners L.P., 31 West 52nd Street, 16th Floor, New York, NY 10019.

THL Credit Advisors LLC, 100 Federal Street, 31st Floor, Boston, MA 02110.

Russell Tax Exempt Bond Fund

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105-0096.

MacKay Shields LLC, 100 Village Boulevard, 3rd Floor, Suite 300 Princeton, NJ 08540.

Russell Multi-Strategy Alternative Fund

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

Amundi Investments USA, LLC, 1301 Avenue of the Americas, 38th Floor, New York, NY 10036.

Brigade Capital Management, LLC, 399 Park Avenue, 16th Floor, New York, NY 10017-1216.

DCI, LLC, 201 Spear Street, Suite 250, San Francisco, CA 94105.

Galtera N.A., and Galtere Ltd., 597 Fifth Avenue, 12th Floor, New York, NY 10017-1216.

Lazard Asset Management LLC, 30 Rockefeller Plaza, 59th Floor, New York, NY 10112.

Levin Capital Strategies, L.P., 595 Madison Avenue, 17th Floor, New York, NY 10022-1907.

Omega Advisors, Inc., 88 Pine Street, 31st Floor, New York, NY 10005.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660-6430.

TCW/Scoggin, LLC, 660 Madison Avenue, 20th Floor, New York, NY 10065.

The Cambridge Strategy (Asset Management) Limited, 7th Floor Berger House, 36-38 Berkeley Square, London W1J5Ae.

2100 Xenon Group LLC, 430 West Erie Street, Chicago, IL 60654.

36-08-458

RUSSELL INVESTMENT COMPANY
1301 Second Avenue, 18th Floor
Seattle, Washington 98101
Telephone 1-800-787-7354
STATEMENT OF ADDITIONAL INFORMATION
Non-Fund of Funds
March 1, 2013, As Supplemented Through January 6, 2014
Russell Investment Company (“RIC”) is a single legal entity organized as a Massachusetts business trust. RIC operates investment portfolios referred to as “Funds.” RIC offers shares of beneficial interest (“Shares”) in the Funds in multiple separate Prospectuses.
This Statement of Additional Information (“SAI”) is not a Prospectus; this SAI should be read in conjunction with the Funds' Prospectus, dated March 1, 2013 and any supplements thereto, which may be obtained without charge by telephoning or writing RIC at the number or address shown above. You should retain this SAI for future reference.
Capitalized terms not otherwise defined in this SAI shall have the meanings assigned to them in the Prospectus.
This SAI incorporates by reference the Funds' Annual Reports to Shareholders for the year ended October 31, 2012. Copies of the Funds' Annual Reports accompany this SAI.
As of the date of this SAI, RIC is comprised of 37 Funds. This SAI relates to 23 of these Funds. Each of the Funds presently offers interests in different classes of Shares as described in the table below. Unless otherwise indicated, this SAI relates to all classes of Shares of the Funds.
Fund	Class A	Class C	Class E	Class I	Class S	Class Y
Russell U.S. Core Equity Fund[1]	RSQAX	REQSX	REAEX	REASX	RLISX	REAYX
Russell U.S. Defensive Equity Fund[2]	REQAX	REQCX	REQEX	REDSX	REQTX	REUYX
Russell U.S. Dynamic Equity Fund [3]	RSGAX	RSGCX	RSGEX	RSGIX	RSGSX	RSGTX
Russell U.S. Strategic Equity Fund	RSEAX	RSECX	RSEEX	—	RSESX	—
Russell U.S. Large Cap Equity Fund	RLCZX	RLCCX	—	—	RLCSX	—
Russell U.S. Mid Cap Equity Fund	RMCAX	RMCCX	—	—	RMCSX	—
Russell U.S. Small Cap Equity Fund [4]	RLACX	RLECX	REBEX	REBSX	RLESX	REBYX
Russell International Developed Markets Fund [5]	RLNAX	RLNCX	RIFEX	RINSX	RINTX	RINYX
Russell Global Equity Fund [6]	RGEAX	RGECX	RGEEX	—	RGESX	RLGYX
Russell Emerging Markets Fund [7]	REMAX	REMCX	REMEX	—	REMSX	REMYX
Russell Tax-Managed U.S. Large Cap Fund [8]	RTLAX	RTLCX	RTLEX	—	RETSX	—
Russell Tax-Managed U.S. Mid & Small Cap Fund [9]	RTSAX	RTSCX	RTSEX	—	RTSSX	—
Russell Global Opportunistic Credit Fund[10]	RGCAX	RGCCX	RCCEX	—	RGCSX	RGCYX
Russell Strategic Bond Fund [11]	RFDAX	RFCCX	RFCEX	RFCSX	RFCTX	RFCYX
Russell Investment Grade Bond Fund [12]	RFAAX	RFACX	RFAEX	RFASX	RFATX	RFAYX
Russell Short Duration Bond Fund [13]	RSBTX	RSBCX	RSBEX	—	RFBSX	RSBYX
Russell Tax Exempt Bond Fund [14]	RTEAX	RTECX	RTBEX	—	RLVSX	—
Russell Commodity Strategies Fund	RCSAX	RCSCX	RCSEX	—	RCCSX	RCSYX
Russell Global Infrastructure Fund	RGIAX	RGCIX	RGIEX	—	RGISX	RGIYX
Russell Global Real Estate Securities Fund [15]	RREAX	RRSCX	RREEX	—	RRESX	RREYX
Russell Multi-Strategy Alternative Fund	RMSAX	RMSCX	RMSEX	—	RMSSX	RMSYX
Russell Strategic Call Overwriting Fund	ROWAX	ROWCX	ROWEX	—	ROWSX	—
Russell Money Market Fund [16]	RAMXX	—	—	—	RMMXX	—
[1]	On September 2, 2008, the Equity I Fund was renamed the Russell U.S. Core Equity Fund.
[2]	On September 2, 2008, the Equity Q Fund was renamed the Russell U.S. Quantitative Equity Fund. Effective August 15, 2012, the Russell U.S. Quantitative Equity Fund was renamed the Russell U.S. Defensive Equity Fund.
[3]	On September 2, 2008, the Select Growth Fund was renamed the Russell U.S. Growth Fund. Effective August 15, 2012, the Russell U.S. Growth Fund was renamed the Russell U.S. Dynamic Equity Fund.
[4]	On September 2, 2008, the Equity II Fund was renamed the Russell U.S. Small & Mid Cap Fund. On January 1, 2012, the Russell U.S. Small & Mid Cap Fund was renamed the Russell U.S. Small Cap Equity Fund.
[5]	On September 2, 2008, the International Fund was renamed the Russell International Developed Markets Fund.
[6]	On September 2, 2008, the Global Equity Fund was renamed the Russell Global Equity Fund.

[7]	On September 2, 2008, the Emerging Markets Fund was renamed the Russell Emerging Markets Fund.
[8]	On September 2, 2008, the Tax-Managed Large Cap Fund was renamed the Russell Tax-Managed U.S. Large Cap Fund.
[9]	On September 2, 2008, the Tax-Managed Mid & Small Cap Fund was renamed the Russell Tax-Managed Mid & Small Cap Fund.
[10]	On March 1, 2011, the Russell Global Credit Strategies Fund was renamed the Russell Global Opportunistic Credit Fund.
[11]	On September 2, 2008, the Fixed Income III Fund was renamed the Russell Strategic Bond Fund.
[12]	On September 2, 2008, the Fixed Income I Fund was renamed the Russell Investment Grade Bond Fund.
[13]	On September 2, 2008, the Short Duration Bond Fund was renamed the Russell Short Duration Bond Fund.
[14]	On September 2, 2008, the Tax Exempt Bond Fund was renamed the Russell Tax Exempt Bond Fund.
[15]	On September 2, 2008, the Real Estate Securities Fund was renamed the Russell Real Estate Securities Fund. On October 1, 2010, the Russell Real Estate Securities Fund was renamed the Russell Global Real Estate Securities Fund.
[16]	On September 2, 2008, the Money Market Fund was renamed the Russell Money Market Fund. The Russell Money Market Fund was liquidated on April 26, 2013.

Structure And Governance
ORGANIZATION AND BUSINESS HISTORY.
RIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, RIC reorganized by changing its domicile and legal status to a Massachusetts business trust.
RIC is currently organized and operating under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (the “Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees (“Board” or the “Trustees”) may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of RIC or the Fund, respectively. However, the Trustees may, without the affirmative vote of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of RIC or a Fund by a vote of a majority of the Trustees or written instrument executed by a majority of their number then in office, terminate, liquidate or reorganize any Fund or any class of Shares of any such Fund at any time by written notice to affected Shareholders. RIC is a registered open-end management investment company. Each of the Funds, except for the Russell Global Infrastructure, Russell Multi-Strategy Alternative and Russell Global Opportunistic Credit Funds, is diversified. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
RIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio—a “Fund.” Each Fund is deemed to be a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of RIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the Prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the 1940 Act, the rules thereunder and Securities and Exchange Commission (“SEC”) interpretations thereof.
RIC Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $0.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Class A Shares of the Russell Money Market Fund are not subject to an initial sales charge but are subject to a Rule 12b-1 fee of up to 0.75% (currently limited to 0.15%). Other Class A Shares are subject to (1) an initial sales charge and (2) a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%). Class C Shares are subject to a Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25%. Class E Shares are subject to a shareholder services fee of 0.25%. The Class I, Class S, and Class Y Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, “Shares” in this SAI refers to all classes of Shares of the Funds.
Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that RIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.
The Funds’ investment adviser is Russell Investment Management Company (“RIMCo” or the “Adviser”). The Funds, other than the Russell Money Market Fund and the Russell Strategic Call Overwriting Fund, divide responsibility for investment advice between RIMCo and a number of money managers unaffiliated with RIMCo. The Russell Money Market Fund and Russell Strategic Call Overwriting Fund are managed directly by RIMCo and, thus, all references to money managers do not apply to either Fund.

Pursuant to claims for exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), the Funds, other than the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds, are not subject to registration or regulation as commodity pool operators under the CEA. In order to maintain the exclusion, each Fund must annually affirm to the National Futures Association that it has met and will continue to meet the conditions necessary to qualify for the exclusion. In the event that a Fund engages in transactions that require registration as a commodity pool operator in the future, the Fund will comply with applicable regulations with respect to that Fund. If a Fund registers as a commodity pool operator and operates subject to Commodity Futures Trading Commission (“CFTC”) regulation, it may incur additional expenses.
RIMCo is registered as a “commodity pool operator” under the CEA and the rules of the CFTC and, as of January 1, 2013, is subject to regulation as a commodity pool operator under the CEA with respect to the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds, as will their respective subsidiaries, the Russell Cayman Commodity Strategies Fund Ltd. and the Russell Cayman Multi-Strategy Alternative Fund Ltd. (collectively with the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds, the “CFTC Registered Funds”). The CFTC has not yet adopted rules regarding certain disclosure, reporting and recordkeeping requirements that will apply to the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds as a result of RIMCo’s registration as a commodity pool operator. Therefore, additional information required to be disclosed, regulatory requirements and expenses cannot currently be determined. As the CFTC Registered Funds operate subject to CFTC regulation, they may incur additional expenses. The CFTC has neither reviewed nor approved the CFTC Registered Funds, their investment strategies or this SAI.
Frank Russell Company (“FRC”) has the right to grant (and withdraw) the nonexclusive use of the name “Frank Russell,” “Russell” or any variation.
SHAREHOLDER MEETINGS.
RIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of RIC's outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Board will provide the assistance required by the 1940 Act in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.
CONTROLLING SHAREHOLDERS.
The Trustees have the authority and responsibility under applicable state law to direct the management of the business of RIC, and hold office unless they retire (or upon reaching the mandatory retirement age of 72), resign or are removed by, in substance, a vote of two-thirds of the number of Trustees or of RIC Shares outstanding. Under these circumstances, no one person, entity or shareholder “controls” RIC. For a list of shareholders owning 5% or more of any class of any Fund’s Shares or more than 25% of the voting Shares of any Fund, please refer to the Appendix at the end of this SAI.
TRUSTEES AND OFFICERS.
The Board of Trustees is responsible under applicable state law for generally overseeing management of the business and affairs of RIC and does not manage operations on a day-to-day basis. The officers of RIC, all of whom are employed by and are officers of RIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations. The Board of Trustees carries out its general oversight responsibilities in respect of the Funds' operations by, among other things, meeting with RIC management at the Board's regularly scheduled meetings and as otherwise needed and, with the assistance of RIC management, monitoring or evaluating the performance of the Funds' service providers, including RIMCo, the Funds' custodian and the Funds' transfer agent. As part of this oversight process, the Board of Trustees consults not only with management and RIMCo, but with RIC's independent auditors, Fund counsel and separate counsel to the Independent Trustees. The Board of Trustees monitors Fund performance as well as the quality of services provided to the Funds. As part of its monitoring efforts, the Board of Trustees reviews Fund fees and expenses in light of the nature, scope and overall quality of services provided to the Funds. The Board of Trustees is required under the 1940 Act to review and approve the Funds' contracts with RIMCo and the money managers.

Generally, a Trustee may be removed at any time by a vote of two-thirds of the number of Trustees or of RIC Shares outstanding. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. There is one Trustee Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board’s responsibilities.
The Trustees and officers of the Funds also serve in similar positions for funds of funds (the “Funds of Funds”) which invest in different combinations of some of the Funds. Thus, if the interests of a Fund and a Fund of Funds were to diverge, it is possible that a conflict of interest could arise. If such a conflict arises, the Trustees and officers of the affected Funds, respectively, will take all steps they believe reasonable to manage, and where possible, minimize the potential conflict, including possibly by disclosing the conflict to shareholders.
The Board of Trustees is currently comprised of eight Trustees, two of whom, Sandra Cavanaugh and Daniel P. Connealy, are Interested Trustees. Sandra Cavanaugh is an officer of RIC and, thus, classified as an Interested Trustee. Daniel P. Connealy is an officer of a broker-dealer that distributes shares of RIC Funds and is therefore classified as an Interested Trustee. There are six Independent Trustees on the Board, including Kristianne Blake who has served as the Chair of the Board since 2005. The Board of Trustees has established a standing Audit Committee, a standing Nominating and Governance Committee and a standing Investment Committee which assist in performing aspects of its role in oversight of the Funds’ operations and are described in more detail in the following paragraphs. The Board’s role in risk oversight of the Funds reflects its responsibility under applicable state law to oversee generally, rather than to manage, the operations of the Funds. In line with this oversight responsibility, the Board receives reports and makes inquiry at its regular meetings and as needed regarding the nature and extent of significant Fund risks (including investment, operational, compliance and valuation risks) that potentially could have a material adverse impact on the business operations, investment performance or reputation of the Funds, but relies upon the Funds’ management (including the Funds’ portfolio managers), the Funds’ Chief Compliance Officer (“CCO”), who reports directly to the Board, and the Adviser (including the Adviser’s Chief Risk Officer (“CRO”)) to assist it in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. Under the Funds’ multi-manager structure, the Adviser is responsible for oversight, including risk management oversight, of the services provided by the Funds’ money managers, and providing reports to the Board with respect to the money managers. In addition to reports and other information received from Fund management and the Adviser regarding the Funds’ investment program and activities, the Board as part of its risk oversight efforts meets at its regular meetings and as needed with representatives of the Funds’ senior management, including its CCO, to discuss, among other things, risk issues and issues regarding the policies, procedures and controls of the Funds. The Board receives quarterly reports from the CCO and other representatives of the Funds’ senior management which include information regarding risk issues and receives an annual report from the CRO. The Board may be assisted in performing aspects of its role in risk oversight by the Audit Committee, the Investment Committee and such other standing or special committees as may be established from time to time by the Board. For example, the Audit Committee of the Board regularly meets with the Funds’ independent public accounting firm to review, among other things, reports on the Funds’ internal controls for financial reporting. The Board believes it is not possible to identify all risks that may affect the Funds; it is not practical or cost-effective to eliminate or mitigate all risks; and it is necessary for the Funds to bear certain risks (such as investment-related risks) to achieve their investment objectives. The processes or controls developed to address risks may be limited in their effectiveness and some risks may be beyond the reasonable control of the Board, the Funds, the Adviser, the Adviser’s affiliates or other service providers. Because the Chairman of the Board and the Chair of each of the Board’s Audit, Investment and Nominating and Governance Committees are Independent Trustees, the manner in which the Board administers its risk oversight efforts is not expected to have any significant impact on the Board’s leadership structure. The Board has determined that its leadership structure, including its role in risk oversight, is appropriate given the characteristics and circumstances of the Funds, including such factors as the number of Funds, the Funds’ share classes, the Funds’ distribution arrangements and the Funds’ manager of manager structure. In addition, the Board believes that its leadership structure facilitates the independent and orderly exercise of its oversight responsibilities.

RIC's Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee’s current responsibilities. The Audit Committee’s primary functions are: (1) to assist Board oversight of (a) the integrity of the Funds’ financial statements, (b) RIC's compliance with legal and regulatory requirements that relate to financial reporting, as appropriate, (c) the independent registered public accounting firm’s qualifications and independence, and (d) the performance of RIC's independent registered public accounting firm; (2) to oversee the preparation of an Audit Committee report as required by the SEC to be included in RIC's Form N-CSR or any proxy statement, as applicable; (3) to oversee RIC's accounting and financial reporting policies and practices and its internal controls; and (4) to act as a liaison between RIC's independent registered public accounting firm and the full Board. The Audit Committee reviews both the audit and non-audit work of RIC's independent registered public accounting firm, submits a recommendation to the Board as to the selection of the independent registered public accounting firm, and pre-approves (i) all audit and non-audit services to be rendered by the independent registered public accounting firm for RIC, (ii) all audit services provided to RIMCo, or any affiliate thereof that provides ongoing services to RIC, relating to the operations and financial reporting of RIC, and (iii) all non-audit services relating to the operations and financial reporting of RIC, provided to RIMCo, or any affiliate thereof that provides ongoing services to RIC, by any auditors with an ongoing relationship with RIC. It is management’s responsibility to maintain appropriate systems for accounting and internal control and the auditor’s responsibility to plan and carry out a proper audit. Currently, the Audit Committee members are Mr. Jack R. Thompson and Mses. Kristianne Blake and Cheryl Burgermeister, each of whom is an Independent Trustee. For the fiscal year ended October 31, 2012, the Audit Committee held four meetings.
RIC's Board of Trustees has adopted and approved a formal written charter for the Investment Committee, which sets forth the Investment Committee’s current responsibilities. The Investment Committee: (1) shall regularly review and monitor the investment strategies and investment performance of the Funds; (2) shall review the kind, scope, and format of, and the time periods covered by, the investment performance data and related reports provided to the Board; (3) may review the investment performance benchmarks and peer groups used in reports delivered to the Board; (4) may review such matters that are related to the investments, investment strategies and investment performance of the Funds as would be considered by the Board as the Committee may deem to be necessary or appropriate; and (5) may meet with any officer of the Trust, or officer or other representative of RIMCo, any subadviser to a fund or other service provider to the Trust. Currently, the Investment Committee members are Messrs. Thaddas L. Alston, Daniel P. Connealy and Raymond P. Tennison, Jr. and Mses. Katherine W. Krysty and Sandra Cavanaugh. For the fiscal year ended October 31, 2012, the Investment Committee held four meetings.
RIC's Board of Trustees has adopted and approved a formal written charter for the Nominating and Governance Committee, which sets forth the Nominating and Governance Committee’s current responsibilities. The primary functions of the Nominating and Governance Committee are to: (1) nominate and evaluate individuals for Trustee membership on the Board, including individuals who are not interested persons of RIC for Independent Trustee membership; (2) supervise an annual assessment by the Trustees taking into account such factors as the Committee may deem appropriate; (3) review the composition of the Board; (4) review Independent Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. In identifying and evaluating nominees, the Nominating and Governance Committee considers factors it deems relevant which include: whether or not the person is an “interested person” as defined in the 1940 Act and whether the person is otherwise qualified under applicable laws and regulations to serve on the Board of Trustees of the Trust; whether or not the person has any relationship that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser of the Funds, Fund service providers or their affiliates; whether or not the person serves on boards of, or is otherwise affiliated with, competing organizations or funds; and the character and integrity of the person and the contribution which the person can make to the Board. The Nominating and Governance Committee does not have a formal diversity policy but it may consider diversity of professional experience, education and skills when evaluating potential nominees. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members are Messrs. Raymond P. Tennison, Jr. and Thaddas L. Alston and Ms. Kristianne Blake, each of whom is an Independent Trustee. For the fiscal year ended October 31, 2012, the Nominating and Governance Committee held three meetings.
Trustees are paid an annual retainer plus meeting attendance and chairperson fees, both at the Board and Committee levels, in addition to any travel and other expenses incurred in attending Board and Committee meetings. RIC's officers and employees are paid by RIMCo or its affiliates.
Each Trustee was selected to join the Board based upon a variety of factors, including, but not limited to, the Trustee’s background, business and professional experience, qualifications and skills. No factor, by itself, has been controlling in the selection evaluations.

The following tables provide information for each officer and Trustee of the Russell Fund Complex. The Russell Fund Complex consists of RIC, which has 37 funds, Russell Investment Funds (“RIF”), which has nine funds and Russell Exchange Traded Funds Trust (“RET”), which has one fund. Each of the Trustees is a trustee of RIC, RIF and RET. The first table provides information for the Interested Trustees. The second table provides information for the Independent Trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers.
Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as experience as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies, and has been determined by the Board to be an “audit committee financial expert”. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.
Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES
#Sandra Cavanaugh Born May 10, 1954 1301 Second Avenue, 18th Floor, Seattle, WA 98101	• President and Chief Executive Officer since 2010 • Trustee since 2010	• Until successor is chosen and qualified by Trustees • Appointed until successor is duly elected and qualified	• President and CEO, RIC, RIF and RET • Chairman of the Board, Co-President and CEO, Russell Financial Services, Inc. (“RFS”) • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Director, RIMCo • Chairman of the Board, President and CEO, Russell Insurance Agency, Inc. (“RIA”) (insurance agency) • May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank • 2007 to January 2009, Senior Vice President, National Sales – Retail Distribution, JPMorgan Chase/Washington Mutual, Inc. (investment company)	47	None
##Daniel P. Connealy Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2003	• Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. (investment company)	47	None
*	Each Trustee is subject to mandatory retirement at age 72.
#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified as an Interested Trustee.
##	Mr. Connealy is an officer of a broker-dealer that distributes shares of the RIC Funds and is therefore classified as an Interested Trustee.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2006 • Chairman of the Investment Committee since 2010	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	47	None
Kristianne Blake Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2000 • Chairman since 2005	• Appointed until successor is duly elected and qualified • Annual	• Director and Chairman of the Audit Committee, Avista Corp. (electric utilities) • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • Until December 31, 2013, Trustee and Chairman of the Operations Committee, Principal Investor Funds and Principal Variable Contracts Funds (investment company)	47	• Director, Avista Corp (electric utilities)
• Until December 31, 2013, Trustee, Principal Investor Funds (investment company)
					• Until December 31, 2013, Trustee, Principal Variable Contracts Funds (investment company)
Cheryl Burgermeister Born June 26, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2012	• Appointed until successor is duly elected and qualified	• Retired • Trustee and Chairperson of Audit Committee, Select Sector SPDR Funds (investment company) • Trustee and Finance Committee Member/Chairman, Portland Community College (charitable organization)	47	• Trustee and Chairperson of Audit Committee, Select Sector SPDR Funds (investment company) • Trustee, ALPS Series Trust (investment company)
Katherine W. Krysty Born December 3, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2014	• Appointed until successor is duly elected and qualified	• Retired • Until February 2013, President Emerita, Laird Norton Wealth Management (investment company) • April 2003 to December 2010, Chief Executive Officer of Laird Norton Wealth Management (investment company)	47	None
Raymond P. Tennison, Jr. Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2000 • Chairman of the Nominating and Governance Committee since 2007	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Vice Chairman of the Board, Simpson Investment Company (paper and forest products) • Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	47	None

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Jack R. Thompson Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2005 • Chairman of the Audit Committee since 2012	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• September 2007 to September 2010, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company) • September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds (investment company)	47	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company) • Director, Sparx Asia Funds until 2009 (investment company)
*	Each Trustee is subject to mandatory retirement at age 72.
Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr. Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee Emeritus and Chairman Emeritus since 1999	• Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	47	None
Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC, RIF and RET • Chief Compliance Officer, RFSC and U.S. One Inc. • 2005 to 2011 Chief Compliance Officer, RIMCo
Sandra Cavanaugh Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees	• CEO, U.S. Private Client Services, Russell Investments
• President and CEO, RIC, RIF and RET
• Chairman of the Board, Co-President and CEO, RFS
• Chairman of the Board, President and CEO, RFSC
• Director, RIMCo
• Chairman of the Board, President and CEO, RIA
• May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank
• 2007 to January 2009, Senior Vice President, National Sales – Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees	• Treasurer, Chief Accounting Officer and CFO, RIC, RIF and RET
• Director, RIMCo, RFSC, RTC and RFS
• Global Head of Fund Services, Russell Investments
• October 2011 to December 2013, Head of North America Operations, Russell Investments
• May 2009 to October 2011, Global Head of Fund Operations, Russell Investments
• 1999 to May 2009, Director, Fund Administration
Peter Gunning Born February 22, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2008*	Until removed by Trustees	• Global Chief Investment Officer, Russell Investments
• Chief Investment Officer, RIC and RIF
• Director, FRC
• Chairman of the Board, President and CEO, RIMCo
• 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific
Jeffrey T. Hussey Born May 2, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2013**	Until removed by Trustees	• Global Chief Investment Officer, Russell Investments
• Chief Investment Officer, RIC, RIF and RET
• Chairman of the Board, President and CEO, RIMCo
• Director, RTC, RIS and Russell Investments Delaware, Inc.
• Board of Managers, Russell Institutional Funds Management, Inc.
• 2008 to 2013 Chief Investment Officer, Fixed Income, Russell Investments
Mary Beth Rhoden Albaneze Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	• Associate General Counsel, Russell Investments
• Secretary, RIMCo, RFSC and RFS
• Secretary and Chief Legal Officer, RIC, RIF and RET
• Assistant Secretary, RFS, RIA and U.S. One Inc.
• 1999 to 2010 Assistant Secretary, RIC and RIF
* Through September 30, 2013
** Effective October 1, 2013
Trustee Compensation Table
For The Fiscal Year Ended October 31, 2012
	AGGREGATE COMPENSATION FROM RIC	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF RIC EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM RIC AND RUSSELL FUND COMPLEX PAID TO TRUSTEES
INTERESTED TRUSTEES
Sandra Cavanaugh	$0	$0	$0	$0
Daniel P. Connealy	$117,361	$0	$0	$123,833
Jonathan Fine(1)	$117,990	$0	$0	$124,500
INDEPENDENT TRUSTEES
Thaddas L. Alston	$134,561	$0	$0	$142,000
Kristianne Blake	$201,368	$0	$0	$212,500
Cheryl Burgermeister(2)	$11,805	$0	$0	$12,500
Katherine W. Krysty(3)	N/A	N/A	N/A	N/A
Raymond P. Tennison, Jr.	$135,982	$0	$0	$143,500
Jack R. Thompson	$133,136	$0	$0	$140,500
Julie W. Weston(1)	$130,296	$0	$0	$137,500
TRUSTEE EMERITUS
George F. Russell, Jr.	$0	$0	$0	$0
Paul E. Anderson(4)	$6,588	$0	$0	$6,933
(1)	Effective December 31, 2013, Mr. Fine and Ms. Weston retired from the Board and no longer serve as Trustees of the Trust.
(2)	Ms. Burgermeister was elected to the Board of Trustees effective September 1, 2012.
(3)	Ms. Krysty was elected to the Board of Trustees effective January 1, 2014.
(4)	Effective December 31, 2011, Mr. Anderson’s term as Trustee Emeritus expired.

Equity Securities Beneficially Owned By Trustees
For The Calendar Year Ended December 31, 2012
	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND		AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN RUSSELL FUND COMPLEX
INTERESTED TRUSTEES
Sandra Cavanaugh	None	None	None
Daniel P. Connealy	Russell U.S. Core Equity Fund	$50,001-$100,000	Over $100,000
	Russell International Developed Markets Fund	$10,001-$50,000
	Russell U.S. Defensive Equity Fund	$10,001-$50,000
	Russell Strategic Bond Fund	$10,001-$50,000
	Russell Emerging Markets Fund	$10,001-$50,000
	Russell U.S. Dynamic Equity Fund	$10,001-$50,000
INDEPENDENT TRUSTEES
Thaddas L. Alston	Russell Short Duration Bond Fund	$50,001-$100,000	$50,001-$100,000
Kristianne Blake	Russell Investment Grade Bond Fund	Over $100,000	Over $100,000
	Russell Global Infrastructure Fund	$10,001-$50,000
Cheryl Burgermeister*	None	None	None
Katherine W. Krysty**	None	None	None
Raymond P. Tennison, Jr.	Russell U.S. Defensive Equity Fund	Over $100,000	Over $100,000
	Russell International Developed Markets Fund	$50,001-$100,000
	Russell Global Real Estate Securities Fund	$50,001-$100,000
	Russell Tax Exempt Bond Fund	$50,001-$100,000
	Russell U.S. Core Equity Fund	Over $100,000
	Russell U.S. Small Cap Equity Fund	Over $100,000
Jack R. Thompson	Russell Global Real Estate Securities Fund	$10,001-$50,000	Over $100,000
	Russell Tax-Managed U.S. Mid & Small Cap Fund	$50,001-$100,000
	Russell Global Infrastructure Fund	$10,001-$50,000
TRUSTEE EMERITUS
George F. Russell, Jr.	None	None	None

*	Ms. Burgermeister was elected to the Board of Trustees effective September 1, 2012.
**	Ms. Krysty was elected to the Board of Trustees effective January 1, 2014.

Operation Of RIC
SERVICE PROVIDERS.
RIC's principal service providers are:
Money Manager Research Services and Trade Placement Agent	Frank Russell Company
Adviser	Russell Investment Management Company
Administrator and Transfer and Dividend Disbursing Agent	Russell Fund Services Company
Money Managers	Multiple professional discretionary investment management organizations
Custodian and Portfolio Accountant	State Street Bank and Trust Company
Distributor	Russell Financial Services, Inc.
MONEY MANAGER RESEARCH SERVICES AND TRADE PLACEMENT AGENT.
FRC, the corporate parent of RIMCo, was responsible for organizing RIC and provides ongoing money manager research and trade placement services to RIC and RIMCo, as described in the Prospectus. Neither RIMCo nor RIC compensates FRC for its services.
FRC is a diversified financial services company that provides a variety of financial services and products to and through unincorporated divisions and wholly owned subsidiaries.
As affiliates, FRC and RIMCo may establish certain intercompany cost allocations that reflect the services supplied to RIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of RIC and RIF, is the Chairman Emeritus of FRC. RIMCo is a wholly owned subsidiary of FRC.
FRC is an indirect subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of the state of Wisconsin. For clients seeking personal financial security or security for their business or estate, Northwestern Mutual, its subsidiaries and affiliates offer life, disability and long-term care insurance, investment products, advisory services and trust services that address client needs for financial protection, wealth accumulation, estate preservation and asset distribution.
ADVISER.
RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund.
RIMCo’s mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
For all Funds other than the Russell Strategic Call Overwriting and Russell Money Market Funds, RIMCo selects, subject to the approval of the Funds’ Board, money managers for the Funds, allocates Fund assets among money managers, and oversees and evaluates their performance results. The Funds’ money managers select the individual portfolio securities for the assets assigned to them. The Funds’ money managers are unaffiliated with RIMCo. RIMCo manages the portion of each Fund’s assets that RIMCo determines not to allocate to the money managers. Assets not allocated to money managers include a Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund’s overall portfolio characteristics to seek to achieve the desired risk/return profile for the Fund. RIMCo may also manage portions of a Fund during transitions between money managers. RIMCo, as agent for RIC, pays the money managers’ fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to RIMCo. The remainder of the advisory fee is retained by RIMCo as compensation for the services described above and to pay expenses.
Each of the Funds pays an advisory fee directly to RIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. (See the Prospectus for the Funds' annual advisory percentage rates.)

Each Fund, except the Russell Money Market Fund, invests its cash reserves in an unregistered cash management fund advised by RIMCo. RIMCo has waived its 0.05% advisory fee for the unregistered fund.
Each Fund that lends its portfolio securities invests all or a portion of its collateral received in securities lending transactions in an unregistered cash management fund advised by RIMCo and administered by RFSC.  The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the securities lending collateral invested in the unregistered fund is 0.10%.
The Funds paid RIMCo the following advisory fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2012, 2011 and 2010, respectively:
	$ Amount Paid			Annual rate (as a % of average daily net assets)
Fund	2012	2011	2010	2012	2011	2010
Russell U.S. Core Equity Fund	$18,392,298	$22,298,899	$24,910,586	0.55%	0.55%	0.55%
Russell U.S. Defensive Equity Fund	13,832,111	16,304,261	21,270,160	0.55%	0.55%	0.55%
Russell U.S. Dynamic Equity Fund	1,489,632	668,902	729,693	0.80%	0.80%	0.80%
Russell U.S. Strategic Equity Fund(1)	3,522,449	N/A	N/A	0.75%	N/A	N/A
Russell U.S. Large Cap Equity Fund(2)	1,020,469	N/A	N/A	0.70%	N/A	N/A
Russell U.S. Mid Cap Equity Fund(2)	674,608	N/A	N/A	0.80%	N/A	N/A
Russell U.S. Small Cap Equity Fund	10,093,799	10,823,389	10,421,155	0.70%	0.70%	0.70%
Russell International Developed Markets Fund	30,746,258	34,366,215	31,235,515	0.70%	0.70%	0.70%
Russell Global Equity Fund	25,787,348	25,673,551	15,039,474	0.95%	0.95%	0.95%
Russell Emerging Markets Fund	20,718,934	21,050,811	15,460,798	1.15%	1.15%	1.15%
Russell Tax-Managed U.S. Large Cap Fund	3,330,726	2,956,530	2,559,740	0.70%	0.70%	0.70%
Russell Tax-Managed U.S. Mid & Small Cap Fund	1,534,455	1,523,818	1,393,519	0.98%	0.98%	0.98%
Russell Global Opportunistic Credit Fund(3)	8,110,655	7,289,867	353,312	1.00%	1.00%	1.00%
Russell Strategic Bond Fund	39,830,331	37,459,110	37,393,912	0.50%	0.50%	0.50%
Russell Investment Grade Bond Fund	4,587,678	4,067,055	3,568,268	0.25%	0.25%	0.25%
Russell Short Duration Bond Fund	5,120,970	4,301,073	3,443,632	0.45%	0.45%	0.45%
Russell Tax Exempt Bond Fund	1,970,948	1,688,569	1,550,644	0.30%	0.30%	0.30%
Russell Commodity Strategies Fund(4)	15,454,606	15,456,023	3,569,222	1.25%	1.25%	1.25%
Russell Global Infrastructure Fund(3)	10,802,632	9,634,063	442,142	1.25%	1.25%	1.25%
Russell Global Real Estate Securities Fund	12,733,122	13,607,088	14,498,851	0.80%	0.80%	0.80%
Russell Multi-Strategy Alternative Fund(5)	2,315,692	N/A	N/A	1.50%	N/A	N/A
Russell Strategic Call Overwriting Fund(6)	85,180	N/A	N/A	0.80%	N/A	N/A
Russell Money Market Fund	361,573	559,110	1,038,549	0.20%	0.20%	0.20%
(1)	The Russell U.S. Strategic Equity Fund commenced operations on August 7, 2012.
(2)	The Russell U.S. Large Cap Equity and Russell U.S. Mid Cap Equity Funds commenced operations on February 7, 2012.
(3)	The Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.
(4)	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.
(5)	The Russell Multi-Strategy Alternative Fund commenced operations on August 7, 2012.
(6)	The Russell Strategic Call Overwriting Fund commenced operations on August 16, 2012.
RIMCo has contractually agreed to waive and/or reimburse all or a portion of its advisory fees for certain Funds.  These arrangements are not part of the Advisory Agreement with RIC and may be changed or discontinued. The following paragraphs list the current waivers and those that were in effect during the last three fiscal years.
Current Waivers:
For the Russell U.S. Dynamic Equity Fund, RIMCo has contractually agreed, until February 28, 2014, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
For the Russell U.S. Strategic Equity Fund, RIMCo has contractually agreed, until February 28, 2015, to waive up to the full amount of its 0.75% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.59% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
For the Russell U.S. Large Cap Equity Fund, RIMCo has contractually agreed, until February 28, 2014, to waive up to the full amount of its 0.70% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
For the Russell U.S. Mid Cap Equity Fund, RIMCo has contractually agreed, until February 28, 2014, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that such direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
For the Russell Tax-Managed U.S. Mid & Small Cap Fund, RIMCo has contractually agreed, until February 28, 2014, to waive up to the full amount of its 0.98% advisory fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
For the Russell Global Opportunistic Fund, RIMCo has contractually agreed, until February 28, 2015, to waive 0.28% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.
For the Russell Short Duration Bond Fund, RIMCo has contractually agreed, until February 28, 2014, to waive 0.05% of its 0.45% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.
For the Russell Commodity Strategies Fund, RIMCo has contractually agreed to waive, until February 28, 2015, 0.27% of its 1.25% advisory fee for the Fund. This waiver may not be terminated during the relevant period except with Board approval.
The Russell Cayman Commodity Strategies Fund Ltd., a wholly-owned subsidiary of the Russell Commodity Strategies Fund (the “Commodity Strategies Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RIMCo an advisory fee at the annual rate of 1.25% of the Commodity Strategies Subsidiary’s net assets (the “Commodity Strategies Subsidiary Advisory Fees”). Pursuant to a contractual agreement with the Russell Commodity Strategies Fund, RIMCo has agreed to permanently waive all or a portion of the advisory fees paid by the Russell Commodity Strategies Fund to RIMCo in the amount equal to the amount of the Commodity Strategies Subsidiary Advisory Fees received by RIMCo, if any. This waiver may not be terminated by RIMCo.
For the Russell Global Infrastructure Fund, RIMCo has contractually agreed, until February 28, 2015, to waive 0.31% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.
The Russell Cayman Multi-Strategy Alternative Fund Ltd., a wholly-owned subsidiary of the Russell Multi-Strategy Alternative Fund (the “Multi-Strategy Alternative Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RIMCo an advisory fee at the annual rate of 1.50% of the Multi-Strategy Alternative Subsidiary’s net assets (the “Multi-Strategy Alternative Subsidiary Advisory Fees”). Pursuant to a contractual agreement with the Russell Multi-Strategy Alternative Fund, RIMCo has agreed to permanently waive all or a portion of the advisory fees paid by the Russell Multi-Strategy Alternative Fund to RIMCo in the amount equal to the amount of the Multi-Strategy Alternative Subsidiary Advisory Fees received by RIMCo, if any. This waiver may not be terminated by RIMCo.
For the Russell Strategic Call Overwriting Fund, RIMCo has contractually agreed, until February 28, 2014, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

For the Russell Money Market Fund, RIMCo has contractually agreed, until February 28, 2014, to waive 0.15% of its 0.20% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. In addition, if necessary to maintain certain net yields for any Class of Shares of the Russell Money Market Fund, RIMCo may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, to the extent necessary, the Fund’s Transfer Agency Fee; (ii) second, to the extent necessary, the Fund’s Advisory Fee; and (iii) third, to the extent necessary, the Fund’s Administrative Fee; each waiver, reduction or reimbursement in an amount and for a period of time as determined by RIMCo. RIMCo may recoup from the Fund any portion of the Transfer Agency, Advisory or Administrative Fee waived, reduced or reimbursed (the “Reimbursement Amount”) pursuant to these arrangements during the previous 36 months, provided that such amount paid to RIMCo will not: 1) exceed 0.0049% of the class of the Fund’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to RIMCo; or 4) cause any class of the Fund to maintain a net negative yield. There is no guarantee that the Fund will maintain a positive net yield.
Past Waivers:
For the Russell U.S. Dynamic Equity Fund, RIMCo contractually agreed to waive from January 1, 2008 through February 29, 2012 up to the full amount of its 0.80% advisory fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the periods ended October 31, 2010, 2011 and 2012 was $175,626, $109,514 and $136,937, respectively. There were no reimbursements for the periods ended October 31, 2010, 2011 and 2012. As a result of the waiver, the Fund paid advisory fees of $554,067, $559,388 and $1,352,695 for the fiscal year ended October 31, 2010, 2011 and 2012, respectively.
For the Russell U.S. Strategic Equity Fund, RIMCo contractually agreed, from August 6, 2012 until February 28, 2014, to waive, up to the full amount of its 0.75% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2012 was $1,023,539. There were no reimbursements for the period ended October 31, 2012. As a result of the waiver, the Fund paid advisory fees of $2,498,910 for the fiscal year ended October 31, 2012.
For the Russell U.S. Large Cap Equity Fund, RIMCo contractually agreed, from January 15, 2012 until February 28, 2013, to waive up to the full amount of its 0.70% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2012 was $357,693. There were no reimbursements for the period ended October 31, 2012. As a result of the waiver, the Fund paid advisory fees of $662,776 for the fiscal year ended October 31, 2012.
For the Russell U.S. Mid Cap Equity Fund, RIMCo contractually agreed, from January 15, 2012 until February 28, 2013, to waive, up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent such direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2012 was $248,490. There were no reimbursements for the period ended October 31, 2012. As a result of the waiver, the Fund paid advisory fees of $426,118 for the fiscal year ended October 31, 2012.
For the Russell Strategic Bond Fund, from March 1, 2010 through February 29, 2012, RIMCo contractually agreed to waive 0.01% of its 0.50% advisory fee for the Fund. From March 1, 2009 through February 28, 2010, RIMCo contractually agreed to waive 0.07% of its 0.50% advisory fee for the Fund. RIMCo waived fees in the amount of $2,233,929, $749,182 and $255,234 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively. As a result of the waiver, the Fund paid advisory fees of $35,159,983, $36,709,928 and $39,575,097 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively.

Effective October 1, 2010, for the Russell Short Duration Bond Fund, RIMCo contractually agreed, until February 28, 2013 to waive 0.05% of its 0.45% advisory fee. The total amount of the waivers for the periods ended October 31, 2010, 2011 and 2012 were $38,096, $477,897 and $568,997, respectively. There were no reimbursements for the periods ended October 31, 2010, 2011 and 2012. As a result of the waiver, the Fund paid advisory fees of $3,405,536, $3,823,176 and $4,551,973 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively.
For the Russell Commodity Strategies Fund, RIMCo contractually agreed, until February 28, 2014, to waive 0.25% of its 1.25% advisory fee for the Fund. Additionally, the Russell Cayman Commodity Strategies Fund Ltd. (the “Commodity Strategies Subsidiary”) pays RIMCo an advisory fee at the annual rate of 1.25% of its net assets (the “Commodity Strategies Subsidiary Advisory Fee”). RIMCo contractually agreed to waive all or a portion of the advisory fees paid by the Russell Commodity Strategies Fund to RIMCo in an amount equal to the amount of the Commodity Strategies Subsidiary Advisory Fee received by RIMCo, if any. RIMCo waived advisory fees in the amount of $1,397,975, $6,003,819 and $6,444,778 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively. There were no reimbursements for the periods ended October 31, 2010, 2011 and 2012. As a result of the waiver, the Russell Commodity Strategies Fund paid advisory fees of $2,171,247, $9,452,204 and $9,009,828 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively.
For the Russell Global Infrastructure Fund, RIMCo contractually agreed, until February 28, 2014, to waive 0.25% of its 1.25% advisory fee for the Fund. The total amount of the waivers for the periods ended October 31, 2010, 2011 and 2012 were $119,661, $1,926,813 and $2,923,573, respectively. There were no reimbursements for the periods ended October 31, 2010, 2011 and 2012. As a result of the waiver, the Fund paid advisory fees of $322,481, $7,707,250 and $7,879,059 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively.
For the Russell Global Opportunistic Credit Fund, RIMCo contractually agreed, until February 28, 2014, to waive 0.27% of its 1.00% advisory fee. The total amount of the waivers for the periods ended October 31, 2010, 2011 and 2012 were $99,108, $1,968,275 and $2,270,983, respectively. There were no reimbursements for the periods ended October 31, 2010, 2011 and 2012. As a result of the waiver, the Fund paid advisory fees of $254,204, $5,321,593 and $5,839,672 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively.
For the Russell Tax-Managed U.S. Mid & Small Cap Fund, from January 1, 2008 through February 28, 2013, RIMCo contractually agreed to waive up to the full amount of its 0.98% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. RIMCo waived fees in the amount of $106,846, $129,773 and $85,394 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively. There were no reimbursements for the periods ended October 31, 2010, 2011 and 2012. As a result of the waiver, the Fund paid advisory fees of $1,286,673, $1,394,045 and $1,449,061 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively.
The Russell Cayman Multi-Strategy Alternative Fund Ltd. (the “Multi-Strategy Alternative Subsidiary”) pays RIMCo an advisory fee at the annual rate of 1.50% of its net assets (the “Multi-Strategy Alternative Subsidiary Advisory Fee”). RIMCo contractually agreed to waive all or a portion of the advisory fees paid by the Russell Multi-Strategy Alternative Fund to RIMCo in an amount equal to the amount of the Multi-Strategy Alternative Subsidiary Advisory Fee received by RIMCo, if any. RIMCo waived advisory fees in the amount of $108,470 for the fiscal year ended October 31, 2012. There were no reimbursements for the period ended October 31, 2012. As a result of the waiver, the Russell Multi-Strategy Alternative Fund paid advisory fees of $2,207,222 for the fiscal year ended October 31, 2012.
For the Russell Strategic Call Overwriting Fund, RIMCo contractually agreed, from August 15, 2012 until February 28, 2014, to waive, up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding extraordinary expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2012 was $85,180. The total amount of reimbursements for the period ended October 31, 2012 was $12,021. As a result of the waiver, the Fund paid advisory fees of $0 for the fiscal year ended October 31, 2012.
For the Russell Money Market Fund, RIMCo contractually agreed to waive through February 28, 2013, 0.15% of its 0.20% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. In addition, if necessary to maintain certain net yields for any Class of Shares of the Russell Money Market Fund, RIMCo may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, to the extent necessary, the Fund’s Transfer Agency

Fee; (ii) second, to the extent necessary, the Fund’s Advisory Fee; and (iii) third, to the extent necessary, the Fund’s Administrative Fee; each waiver, reduction or reimbursement in an amount and for a period of time as determined by RIMCo. RIMCo may recoup from the Fund any portion of the Transfer Agency, Advisory or Administrative Fee waived, reduced or reimbursed (the “Reimbursement Amount”) pursuant to these arrangements during the previous 36 months, provided that such amount paid to RIMCo will not: 1) exceed 0.0049% of the class of the Fund’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to RIMCo; or 4) cause any class of the Fund to maintain a net negative yield. There is no guarantee that the Fund will maintain a positive net yield. RIMCo waived advisory fees in the amounts of $778,912, $559,110 and $361,573 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively. As a result of the waivers, the Fund paid advisory fees equal to $259,637, $0 and $0 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively. RIMCo waived administrative fees in the amounts of $0, $81,032 and $90,401 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively. As a result of the waivers, the Fund paid administrative fees equal to $259,637, $58,780 and $0 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively. Inclusive of all transfer agency waivers in place, RIMCo and RFSC waived transfer agency fees in the amounts of $879,761, $503,133 and $334,766 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively. As a result of all transfer agency waivers, the Fund paid transfer agency fees equal to $51,751, $0 and $0 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively. The total amount of reimbursements for the periods ended October 31, 2010, 2011 and 2012 was $0, $0 and $40,339, respectively. None of the waived expenses for the fiscal years ended October 31, 2010, 2011, and 2012 have been recouped.
From its advisory fees, RIMCo, as agent for RIC, pays all fees to the money managers for their investment advisory services. The table in the next section entitled “Money Managers” sets forth the fees paid to money managers. The following table sets forth the net advisory fees retained by RIMCo :
	$Amount Retained			Annual rate (as a % of average daily net assets)
Fund	2012	2011	2010	2012	2011	2010
Russell U.S. Core Equity	$12,121,168	$14,550,617	$16,116,281	0.36%	0.36%	0.36%
Russell U.S. Defensive Equity	9,106,421	10,820,601	14,984,988	0.36%	0.37%	0.39%
Russell U.S. Dynamic Equity	1,120,571	486,396	495,119	0.60%	0.58%	0.54%
Russell U.S. Strategic Equity(1)	2,812,795	N/A	N/A	0.60%	N/A	N/A
Russell U.S. Large Cap Equity(2)	746,624	N/A	N/A	0.51%	N/A	N/A
Russell U.S. Mid Cap Equity(2)	396,060	N/A	N/A	0.47%	N/A	N/A
Russell U.S. Small Cap Equity	4,396,659	4,770,716	4,750,967	0.30%	0.31%	0.32%
Russell International Developed Markets	18,495,855	20,526,573	18,462,093	0.42%	0.42%	0.41%
Russell Global Equity	17,108,167	16,246,223	9,060,075	0.63%	0.60%	0.57%
Russell Emerging Markets	12,968,014	13,177,254	9,210,156	0.72%	0.72%	0.69%
Russell Tax-Managed U.S. Large Cap	2,099,992	1,796,525	1,538,729	0.44%	0.43%	0.42%
Russell Tax-Managed U.S. Mid & Small Cap	1,022,700	1,012,762	929,924	0.65%	0.65%	0.65%
Russell Global Opportunistic Credit(3)	4,945,317	4,530,407	143,312	0.61%	0.62%	0.46%
Russell Strategic Bond	32,751,782	30,174,178	29,880,341	0.41%	0.40%	0.40%
Russell Investment Grade Bond	3,283,572	2,786,515	2,462,370	0.18%	0.17%	0.17%
Russell Short Duration Bond	4,115,649	3,446,215	2,789,282	0.36%	0.36%	0.36%
Russell Tax Exempt Bond	1,020,089	809,536	736,929	0.16%	0.14%	0.14%
Russell Commodity Strategies(4)	11,801,016	12,932,465	3,662,357	0.95%	1.05%	1.18%
Russell Global Infrastructure(3)	7,843,593	7,014,987	442,142	0.91%	0.91%	1.25%
Russell Global Real Estate Securities	7,981,783	8,610,917	10,355,065	0.50%	0.51%	0.57%
Russell Multi-Strategy Alternative(5)	957,614	N/A	N/A	0.62%	N/A	N/A
Russell Strategic Call Overwriting(6)	85,180	N/A	N/A	0.80%	N/A	N/A
Russell Money Market	361,573	559,110	1,038,549	0.20%	0.20%	0.20%
(1)	The Russell U.S. Strategic Equity Fund commenced operations on August 7, 2012.
(2)	The Russell U.S. Large Cap Equity and Russell U.S. Mid Cap Equity Funds commenced operations on February 7, 2012.
(3)	The Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.
(4)	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.
(5)	The Russell Multi-Strategy Alternative Fund commenced operations on August 7, 2012.
(6)	The Russell Strategic Call Overwriting Fund commenced operations on August 16, 2012.

ADMINISTRATOR.
RFSC, with the assistance of RIMCo and FRC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds’ business and to supervise the provision of services by certain third parties such as the custodian. RFSC, like Russell Financial Services, Inc. (the Funds’ distributor), is a wholly-owned subsidiary of RIMCo (the Funds’ adviser).
Each of the Funds pays an administrative fee directly to RFSC, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by RFSC pursuant to an Administrative Agreement for an annual fee of up to 0.05% of the average daily net asset value of each Fund.
Each Fund, except the Russell Money Market Fund, invests its cash reserves in an unregistered cash management fund administered by RFSC. RFSC charges a 0.05% administrative fee to the unregistered fund.
Each Fund that lends its portfolio securities invests all or a portion of its collateral received in securities lending transactions in an unregistered cash management fund advised by RIMCo and administered by RFSC.  The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the securities lending collateral invested in the unregistered fund is 0.10%.
The Funds paid RFSC the following administrative fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2012, 2011 and 2010, respectively.
	$ Amount Paid			Annual rate (as a % of average daily net assets)
Fund	2012	2011	2010	2012	2011	2010
Russell U.S. Core Equity Fund	$1,638,275	$2,016,075	$2,264,599	0.05%	0.05%	0.05%
Russell U.S. Defensive Equity Fund	1,241,740	1,479,571	1,933,651	0.05%	0.05%	0.05%
Russell U.S. Dynamic Equity Fund	90,852	41,806	45,606	0.05%	0.05%	0.05%
Russell U.S. Strategic Equity Fund(1)	227,381	N/A	N/A	0.05%	N/A	N/A
Russell U.S. Large Cap Equity Fund(2)	71,724	N/A	N/A	0.05%	N/A	N/A
Russell U.S. Mid Cap Equity Fund(2)	41,539	N/A	N/A	0.05%	N/A	N/A
Russell U.S. Small Cap Equity Fund	713,608	773,099	744,368	0.05%	0.05%	0.05%
Russell International Developed Markets Fund	2,141,167	2,436,485	2,231,108	0.05%	0.05%	0.05%
Russell Global Equity Fund	1,339,254	1,349,829	791,551	0.05%	0.05%	0.05%
Russell Emerging Markets Fund	891,442	915,253	672,209	0.05%	0.05%	0.05%
Russell Tax-Managed U.S. Large Cap Fund	235,249	211,181	182,839	0.05%	0.05%	0.05%
Russell Tax-Managed U.S. Mid & Small Cap Fund	77,435	77,746	71,098	0.05%	0.05%	0.05%
Russell Global Opportunistic Credit Fund(3)	401,265	364,493	17,592	0.05%	0.05%	0.05%
Russell Strategic Bond Fund	3,892,213	3,723,174	3,739,391	0.05%	0.05%	0.05%
Russell Investment Grade Bond Fund	907,535	813,411	713,653	0.05%	0.05%	0.05%
Russell Short Duration Bond Fund	562,725	477,897	382,626	0.05%	0.05%	0.05%
Russell Tax Exempt Bond Fund	324,899	281,428	258,441	0.05%	0.05%	0.05%
Russell Commodity Strategies Fund(4)	735,751	738,899	171,133	0.05%	0.05%	0.05%
Russell Global Infrastructure Fund(3)	427,481	385,362	17,533	0.05%	0.05%	0.05%
Russell Global Real Estate Securities Fund	787,237	850,443	906,178	0.05%	0.05%	0.05%
Russell Multi-Strategy Alternative Fund(5)	78,366	N/A	N/A	0.05%	N/A	N/A
Russell Strategic Call Overwriting Fund(6)	5,157	N/A	N/A	0.05%	N/A	N/A
Russell Money Market Fund	90,401	139,812	259,637	0.05%	0.05%	0.05%
(1)	The Russell U.S. Strategic Equity Fund commenced operations on August 7, 2012.
(2)	The Russell U.S. Large Cap Equity and Russell U.S. Mid Cap Equity Funds commenced operations on February 7, 2012.
(3)	The Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.
(4)	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.
(5)	The Russell Multi-Strategy Alternative Fund commenced operations on August 7, 2012.
(6)	The Russell Strategic Call Overwriting Fund commenced operations on August 16, 2012.

RFSC has contractually agreed to waive and/or reimburse all or a portion of its administrative fees for certain Funds. These arrangements are not part of the Administrative Agreement with RIC and may be changed or discontinued. The following paragraphs list the current waivers and those that were in effect during the last three fiscal years.
Current Waivers:
The Russell Cayman Commodity Strategies Fund Ltd., a wholly-owned subsidiary of the Russell Commodity Strategies Fund (the “Commodity Strategies Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RFSC an administrative fee at the annual rate of 0.05% of the Commodity Strategies Subsidiary’s net assets (the “Commodity Strategies Subsidiary Administrative Fees”). Pursuant to a contractual agreement with the Russell Commodity Strategies Fund, RFSC has agreed to permanently waive all or a portion of the administrative fees paid by the Russell Commodity Strategies Fund to RFSC in the amount equal to the amount of the Commodity Strategies Subsidiary Administrative Fees received by RFSC, if any. This waiver may not be terminated by RFSC.
The Russell Cayman Multi-Strategy Alternative Fund Ltd., a wholly-owned subsidiary of the Russell Multi-Strategy Alternative Fund (the “Multi-Strategy Alternative Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RFSC an administrative fee at the annual rate of 0.05% of the Multi-Strategy Alternative Subsidiary’s net assets (the “Multi-Strategy Alternative Subsidiary Administrative Fees”). Pursuant to a contractual agreement with the Russell Multi-Strategy Alternative Fund, RFSC has agreed to permanently waive all or a portion of the administrative fees paid by the Russell Multi-Strategy Alternative Fund to RFSC, in the amount equal to the amount of the Multi-Strategy Alternative Subsidiary Administrative Fees received by RFSC, if any. This waiver may not be terminated by RFSC.
If necessary to maintain certain net yields for any Class of Shares of the Russell Money Market Fund, RIMCo may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, to the extent necessary, the Fund’s Transfer Agency Fee; (ii) second, to the extent necessary, the Fund’s Advisory Fee; and (iii) third, to the extent necessary, the Fund’s Administrative Fee; each waiver, reduction or reimbursement in an amount and for a period of time as determined by RIMCo. RIMCo may recoup from the Fund any portion of the Transfer Agency, Advisory or Administrative Fee waived, reduced or reimbursed (the “Reimbursement Amount”) pursuant to these arrangements during the previous 36 months, provided that such amount paid to RIMCo will not: 1) exceed 0.0049% of the class of the Fund’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to RIMCo; or 4) cause any class of the Fund to maintain a net negative yield. There is no guarantee that the Fund will maintain a positive net yield.
Past Waivers:
The Russell Cayman Commodity Strategies Fund Ltd. (the “Commodity Strategies Subsidiary”) pays RFSC an administrative fee at the annual rate of 0.05% of its net assets (the “Commodity Strategies Subsidiary Administrative Fee”). RFSC contractually agreed to waive all or a portion of the administrative fees paid by the Russell Commodity Strategies Fund to RFSC in an amount equal to the amount of the Commodity Strategies Subsidiary Administrative Fee received by RFSC, if any. RFSC waived administrative fees in the amount of $28,368, $120,658 and $124,263 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively. There were no reimbursements for the periods ended October 31, 2010, 2011 and 2012. As a result of the waiver, the Russell Commodity Strategies Fund paid administrative fees of $114,397, $497,583 and $487,224 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively.
The Russell Cayman Multi-Strategy Alternative Fund Ltd. (the “Multi-Strategy Alternative Subsidiary”) pays RFSC an administrative fee at the annual rate of 1 0.05% of its net assets (the “Multi-Strategy Alternative Subsidiary Administrative Fee”). RFSC contractually agreed to waive all or a portion of the administrative fees paid by the Russell Multi-Strategy Alternative Fund to RFSC in an amount equal to the amount of the Multi-Strategy Alternative Subsidiary Administrative Fee received by RFSC, if any. RFSC waived administrative fees in the amount of $3,616 for the fiscal year ended October 31, 2012. There were no reimbursements for the period ended October 31, 2012. As a result of the waiver, the Russell Multi-Strategy Alternative Fund paid administrative fees of $71,134 for the fiscal year ended October 31, 2012.
If necessary to maintain certain net yields for any Class of Shares of the Russell Money Market Fund, RIMCo may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, to the extent necessary, the Fund’s Transfer Agency Fee; (ii) second, to the extent necessary, the Fund’s Advisory Fee; and (iii) third, to the extent necessary, the Fund’s Administrative Fee; each waiver, reduction or reimbursement in an amount and for a period of time as determined by RIMCo. RIMCo may recoup from the Fund any portion of the Transfer Agency, Advisory or Administrative Fee waived, reduced or reimbursed (the “Reimbursement Amount”) pursuant to these arrangements during the previous 36 months, provided that such amount paid to RIMCo will not: 1) exceed 0.0049% of the class of the Fund’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to RIMCo; or 4) cause any class of the Fund to maintain a net negative yield. There is no guarantee that the Fund will maintain a positive net yield. RIMCo waived advisory fees in the amounts of $778,912, $559,110 and $361,573 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively. As a result of the waivers, the Fund paid advisory fees equal to $259,637, $0 and $0 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively. RIMCo waived administrative fees in the amounts of $0, $81,032 and $90,401 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively. As a result of the waivers, the Fund paid administrative fees equal to $259,637, $58,780 and $0 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively. Inclusive of all transfer agency waivers in place, RIMCo and RFSC waived transfer agency fees in the amounts of $879,761, $503,133 and $334,766 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively. As a result of all transfer agency waivers, the Fund paid transfer agency fees equal to $51,751, $0 and $0 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively. The total amount of reimbursements for the periods ended October 31, 2010, 2011 and 2012 was $0, $0 and $40,339, respectively. None of the waived expenses for the fiscal years ended October 31, 2010, 2011, and 2012 have been recouped.
ORGANIZATION AND MANAGEMENT OF WHOLLY-OWNED SUBSIDIARIES OF RUSSELL COMMODITY STRATEGIES AND RUSSELL MULTI-STRATEGY ALTERNATIVE FUNDS.
The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds intend to gain exposure to commodity markets by investing up to 25% of their total assets in the Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy Alternative Fund Ltd., respectively (each, a “Subsidiary”).
Each Subsidiary is a company organized under the laws of the Cayman Islands, whose registered office is located at the offices of Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman KY1-1104, Cayman Islands. Each Subsidiary’s affairs are overseen by a board consisting of three directors.
Each Subsidiary has entered into separate contracts with RIMCo and RFSC whereby RIMCo and RFSC provide investment advisory and administrative services, respectively, to the Subsidiary. In addition, RIMCo has entered into money manager agreements with certain of the Funds’ money managers to manage the portion of a Subsidiary’s assets assigned to them. Neither RIMCo, RFSC nor the money managers receive separate compensation from a Subsidiary for providing it with investment advisory or administrative services. However, each Fund pays RIMCo and RFSC based on the Fund’s assets, including the assets invested in its respective Subsidiary. Each Subsidiary has also entered into a separate contract for the provision of custody services with the same or with an affiliate of the same service provider that provides those services to the Funds. The Funds are the sole shareholder of their respective Subsidiary, and it is not currently expected that shares of a Subsidiary will be sold or offered to other investors.
Each Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Funds. As a result, RIMCo and the money managers, in managing each Subsidiary, are subject to the same investment policies and restrictions that apply to the management of the Funds, and, in particular, to the requirements relating to portfolio leverage, liquidity, industry concentration, brokerage, and the timing and method of the valuation of a Subsidiary’s portfolio investments and shares. These policies and restrictions are described elsewhere in detail in this SAI. The Funds’ Chief Compliance Officer oversees implementation of each Subsidiary’s policies and procedures, and makes periodic reports to the Funds’ Board of Trustees regarding each Subsidiary’s compliance with its policies and procedures. The Funds and their respective Subsidiary will test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, each Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Funds.
Please refer to the section in this SAI titled “Additional Information Concerning Taxes” for information about certain tax aspects of the Funds’ investment in their respective Subsidiary.
PORTFOLIO MANAGERS.
The RIMCo Managers (RIMCo’s employees who manage the RIC Funds, oversee the money managers and have primary responsibility for the management of the Funds) are compensated by RIMCo with salaries, annual incentive awards (paid in cash or awarded as part of a long term incentive plan) and profit sharing contributions. Salaries are fixed annually and are driven by the market place. Although compensation is not directly affected by an increase in fund assets, RIMCo Managers are responsible for aiding in client retention and assistance in RIMCo assets under management growth.
Annual incentive awards for the RIMCo Managers of the Funds are assessed by senior management based on the following:
•	Qualitative measures, such as a RIMCo Manager’s quality of decisions made for the accounts, contributions to client services efforts and improvement of RIMCo’s investment process. RIMCo managers are evaluated on the performance of the total portfolio and all decisions that go into that, for example, money manager selection, timing of money manager change decisions, direct investment and risk management.

•	Quantitative measures (fund performance). RIMCo Managers receive a quantitative performance assessment score for the Funds they manage. The score is predominantly based on 1-year and 3-year measurement horizons. A two year horizon may be used for a Fund that does not have 3 years of performance history. Performance for each Fund is equally assessed relative to the Fund’s index benchmark and relevant peer group. If no peer group is selected, the performance is assessed 100% versus benchmark. Fund weightings for each RIMCo Manager are determined at the beginning of each yearly assessment period and signed off by the asset class Chief Investment Officer (“CIO”) or Managing Director (“MD”), for the Russell Multi-Strategy Alternative Fund. These Funds and the assessment weighting for each Fund are recorded in a central system at the beginning of the assessment period. Each Fund may have an equal weight, could be asset weighted, could be a combination, or could be a custom set of applicable weights. Importantly, the assessment weighting for each Fund is approved by the asset class CIO or MD at the beginning of the assessment period. The central system tracks the performance of the allocations throughout the assessment period and delivers a score at the end to be used in the RIMCo Manager’s evaluation.
In determining the relevant peer group, senior management assigns the peer group which in their judgment most closely represents the habitat of the Fund.  The RIMCo Manager does not choose the peer group.  With the exception of the Russell U.S. Defensive Equity, Russell Global Infrastructure, Russell Multi-Strategy Alternative, Russell Strategic Call Overwriting and Russell Money Market Funds, the peer group assigned by senior management matches the assigned Lipper peer group for all RIC Funds. The Russell U.S. Defensive Equity, Russell Global Infrastructure, Russell Multi-Strategy Alternative and Russell Strategic Call Overwriting Funds are each assigned a peer group that is composed by senior management (each, a “Custom Peer Group”).  For the Russell Multi-Strategy Alternative, Russell Global Infrastructure and Russell U.S. Defensive Equity Funds, the Custom Peer Groups are composed of investment strategies employed by money managers unaffiliated with RIMCo that are considered similar to the Funds’ investment strategies.  For the Russell Strategic Call Overwriting Fund, the Custom Peer Group is composed of a group of funds that utilize similar investment strategies as the Fund.  For the Russell Money Market Fund, the peer group is the iMoneyNet First Tier Institutional Average.  The market indexes and peer group averages used to evaluate the performance of the Funds are as follows:
Russell U.S. Core Equity Fund	Russell 1000® Index
Lipper Large-Cap Core Funds Average
Russell U.S. Defensive Equity Fund	Russell 1000® Defensive Index
Custom Peer Group
Russell U.S. Dynamic Equity Fund	Russell 1000® Dynamic Index
Lipper Multi-Cap Core Funds Average
Russell U.S. Strategic Equity Fund	Russell 1000® Index
Lipper Large-Cap Core Funds Average
Russell U.S. Large Cap Equity Fund	S&P 500® Index
Lipper Large-Cap Core Funds Average
Russell U.S. Mid Cap Equity Fund	Russell Midcap® Index
Lipper Mid-Cap Core Funds Average
Russell U.S. Small Cap Equity Fund	Russell 2000® Index
Russell 2500TM Index
Lipper Small-Cap Core Funds Average
Russell International Developed Markets Fund	Russell Developed ex-US Large Cap Index (net)
MSCI EAFE® Index Net (USD)
Lipper International Large-Cap Core Funds Average
Russell Global Equity Fund	Russell Developed Large Cap Index (net)
MSCI World Net Dividend Index (USD)
Lipper Global Large-Cap Core Funds Average

Russell Emerging Markets Fund	Russell Emerging Markets Index (net)
MSCI Emerging Markets Index Net (USD)
Lipper Emerging Markets Funds Average
Russell Tax-Managed U.S. Large Cap Fund	S&P 500® Index
Lipper Large-Cap Core Funds Average
Russell Tax-Managed U.S. Mid & Small Cap Fund	Russell 2500TM Index
Lipper Small Cap Core Fund Average
Russell Global Opportunistic Credit Fund	60% BofAML Global High Yield™/40% JP Morgan Emerging Markets Bond Index Global Diversified™
Russell Strategic Bond Fund	Barclays U.S. Aggregate Bond Index
Lipper BBB-Rated Corporate Debt Funds Average
Russell Investment Grade Bond Fund	Barclays U.S. Aggregate Bond Index
Lipper Intermediate Investment Grade Debt Funds Average
Russell Short Duration Bond Fund	BofAML 1-3 Yr U.S. Treasuries Index
Lipper Short-Investment Grade Debt Funds Average
Russell Tax Exempt Bond Fund	Barclays Municipal Bond 1-10 Yr Blend (1-12) Index *
Lipper Intermediate Municipal Debt Funds Average
Russell Global Real Estate Securities Fund	FTSE EPRA/NAREIT Developed Real Estate Index (net)
FTSE NAREIT Equity REIT Index
Lipper Global Real Estate Funds Average
Russell Commodity Strategies Fund	Dow Jones UBS Commodity Index Total Return Index
Lipper Commodities General Fund Average
Russell Global Infrastructure Fund	S&P Global Infrastructure Index
Russell Multi-Strategy Alternative Fund	Barclays U.S. 1-3 Month Treasury Bill Index
HFRX Equal Weighted Strategies Index
Custom Peer Group
Russell Strategic Call Overwriting Fund	CBOE S&P 500 BuyWrite Index
Custom Peer Group
*	Effective July 1, 2013, Barclays Municipal 1-15 Yr Blend (1-17) Index
RIMCo Manager evaluations, salary and annual incentive award recommendations are conducted and reviewed by RIMCo asset class CIOs or MDs. FRC's compensation committee approves salaries and annual incentive awards after the asset class CIOs’ or MDs' recommendations have been reviewed by the Global Chief Investment Officer.
Beginning in 2013, for the profit sharing plan, contributions by Russell will be made at the discretion of FRC’s Board of Directors based on a profitability assessment (which may include factors in addition to achieving the operating profit plan). The annual determination of whether or not Russell’s profitability warrants a discretionary contribution will be solely within the FRC Board’s discretion and not based on a static formula.

The long term incentive plan provides key professionals with future cash payments, the value of which is tied to Russell’s financial performance. Awards under the long-term incentive plan are based on expected future contribution to the success of Russell. A long term incentive plan award would be part of a RIMCo Manager’s annual incentive award, which is discretionary. Once the annual incentive award amount has been agreed, the allocation of that award to cash versus long term incentive plan is formulaic. A long term incentive plan award is not paid until it is fully vested (four years after it is awarded).
RIMCo Managers earning over a specified amount of cash compensation (salary plus annual incentive awards) are eligible to participate in the deferred compensation plan which allows the RIMCo Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of RIF Funds selected by the RIMCo Manager.
Equity Securities Beneficially Owned By Rimco Managers In The Funds
They Manage For The Fiscal Year Ended October 31, 2012
RIMCo Managers Of The Funds	Dollar Range Of Equity Securities In The Funds Managed By The RIMCo Manager
Lance Babbit	None	Russell Multi-Strategy Alternative
Adam Babson	$1-$10,000	Russell Global Infrastructure
Keith Brakebill***	$1-$10,000	Russell Investment Grade Bond
	$10,001-$50,000	Russell Tax Exempt Bond
	$50,001-$100,000	Russell Global Opportunistic Credit
	None	Russell Strategic Bond
James M. Carpenter#	None	Russell Global Equity
	None	Russell International Developed Markets
Jon Eggins#	None	Russell U.S. Small Cap Equity
	None	Russell Tax-Managed U.S. Mid & Small Cap
	None	Russell U.S. Mid Cap Equity
Bruce A. Eidelson	$10,001-$50,000	Russell Global Real Estate Securities
Gerard Fitzpatrick	None	Russell Strategic Bond
Gustavo Galindo	$100,001-$500,000	Russell Emerging Markets
David L. Hintz#	None	Russell U.S. Dynamic Equity
	None	Russell U.S. Strategic Equity
	None	Russell U.S. Core Equity
	None	Russell U.S. Large Cap Equity
	None	Russell Tax-Managed U.S. Large Cap
	None	Russell U.S. Defensive Equity
Philip Hoffman*	None	Russell Global Equity
	None	Russell International Developed Markets
Richard F. Johnson, Jr.	None	Russell Strategic Call Overwriting
Lee Kayser**	None	Russell Commodity Strategies
Robert Kuharic	None	Russell Tax-Managed U.S. Large Cap
	None	Russell Tax-Managed U.S. Mid & Small Cap
Kevin Lo#	None	Russell Short Duration Bond
	None	Russell Tax Exempt Bond
Scott A. Maidel	None	Russell Strategic Call Overwriting
Karl D. Sahlin	None	Russell Strategic Call Overwriting
Rafael Zayas	None	Russell Strategic Call Overwriting

*	Information is as of March 31, 2013.
**	Information is as of January 31, 2013.
***	Information is as of June 30, 2013.
#	Information is as of October 31, 2013.

RIMCo Managers typically manage multiple portfolios. These portfolios may include mutual funds, separate accounts, unregistered funds and commingled trusts. Russell’s investment process, which includes money manager selection and proprietary asset allocation, is guided by the principle that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principle, RIMCo Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines and then select money managers to fulfill those needs. Specifically, RIMCo Managers make money manager selection and allocation decisions for each portfolio based on a variety of factors relevant to that portfolio. The investment process dictates that RIMCo Managers utilize Russell’s manager research analysis and manager rankings to assist in selecting the most suitable money manager(s) to meet the unique investment needs of the various portfolios they manage.
At the core of Russell’s investment process is a robust oversight and peer review program for money manager selection.  It includes the hiring, termination and retention of money managers. This process is overseen by Russell’s Investment Strategy Committee (“ISC”) and the asset class CIOs or MDs who are responsible for monitoring the portfolio management duties performed within their specific asset class.
Occasionally, a particular money manager may restrict the total amount of capacity they will allocate to Russell portfolios. If, however, the total allocation is too small to be shared in a meaningful size across all Russell portfolios or if the money manager restricts the absolute number of assignments they will accept from Russell, it is the RIMCo Manager’s responsibility to determine which portfolios receive the allocation. In cases where a RIMCo Manager is managing multiple portfolios and must allocate a manager differently across his funds, both the asset class CIO or MD and the ISC must review and ratify the recommendations.
Other Accounts Managed By Rimco Managers
And Assets Under Management In The Accounts
As Of October 31, 2012
RIMCo Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
Lance Babbit	--	--	2	$ 256.1	--	--	$ 256.1
Adam Babson	--	--	2	$ 436.5	--	--	$ 436.5
Keith Brakebill***	1	$ 700.8	4	$2,370.2	--	--	$ 3,071.0
James M. Carpenter#	--	--	--	--	--	--	--
Jon Eggins#	1	$234.0	4	$2,423.0	1	$ 366.0	$ 3,023.0
Bruce A. Eidelson	1	$573.8	4	$1,325.6	2	$ 1,421.0	$ 3,290.4
Gerard Fitzpatrick	--	--	9	$5,398.4	2	$ 577.7	$ 5,976.1
Gustavo Galindo	--	--	3	$1,392.5	--	--	$ 1,392.5
David L. Hintz#	1	$448.0	11	$ 6,782	3	$ 1,019.0	$ 8,249.0
Philip Hoffman*	--	--	6	$6,610.9	1	$ 2,554.0	$ 9,164.9
Richard F. Johnson, Jr.	--	--	--	--	--	--	$ 59.0
Lee Kayser**	--	--	--	--	--	--	--
Robert Kuharic	--	--	--	--	1	$ 612.6	$ 612.6
Kevin Lo#	--	--	3	$ 703.7	0	0	$ 703.7
Scott A. Maidel	--	--	1	$ 62.0	6	$16,877.0	$ 16,998
Karl D. Sahlin	--	--	1	$ 162.5	7	$11,960.0	$12,181.5
Rafael Zayas	--	--	--	--	1	$ 170.0	$ 229.0
*	Information is as of March 31, 2013.
**	Information is as of January 31, 2013.
***	Information is as of June 30, 2013.
#	Information is as of October 31, 2013.

MONEY MANAGERS.
The Funds’ money managers are not affiliates of RIC or RIMCo, other than as discretionary managers for a portion of a Fund's portfolio. Some money managers (and their affiliates) may effect brokerage transactions for the Funds (see “Brokerage Allocations” and “Brokerage Commissions”). Money managers may serve as advisers or discretionary managers for Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other offshore vehicles and/or for accounts which have no business relationship with the FRC organization.
From its advisory fees received from the Funds, RIMCo, as agent for RIC, pays all fees to the money managers for their investment selection services. Money manager fees are determined through arm’s-length negotiations with RIMCo. These negotiations take into account, among other factors, the anticipated nature and quality of services to be rendered, the current and expected future level of business with the money manager, and fees charged by the money manager and other money managers for services provided to funds and accounts with similar investment mandates. Typically, a sliding fee scale corresponding to future levels of assets is agreed upon to reflect economies of scale achieved as a result of cash inflows or market appreciation. RIMCo periodically reviews money manager fee levels and renegotiates these agreements as appropriate. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the Funds’ fiscal years ended October 31, 2012, 2011 and 2010, fees paid to the money managers of the Funds were:
	$Amount Paid			Annual rate (as a % of average daily net assets)
Fund	2012	2011	2010	2012	2011	2010
Russell U.S. Core Equity	$ 6,271,130	$ 7,748,282	$ 8,794,305	0.19%	0.19%	0.19%
Russell U.S. Defensive Equity	4,725,690	5,483,660	6,285,172	0.19%	0.18%	0.16%
Russell U.S. Dynamic Equity	369,061	182,506	234,574	0.20%	0.22%	0.26%
Russell U.S. Strategic Equity (1)	709,654	N/A	N/A	0.15%	N/A	N/A
Russell U.S. Large Cap Equity(2)	273,845	N/A	N/A	0.19%	N/A	N/A
Russell U.S. Mid Cap Equity(2)	278,548	N/A	N/A	0.33%	N/A	N/A
Russell U.S. Small Cap Equity	5,697,140	6,052,673	5,670,188	0.40%	0.39%	0.38%
Russell International Developed Markets	12,250,403	13,839,642	12,773,422	0.28%	0.28%	0.29%
Russell Global Equity	8,679,181	9,427,328	5,979,399	0.32%	0.35%	0.38%
Russell Emerging Markets	7,750,920	7,873,557	6,250,642	0.43%	0.43%	0.46%
Russell Tax-Managed U.S. Large Cap	1,230,734	1,160,005	1,021,011	0.26%	0.27%	0.28%
Russell Tax-Managed U.S. Mid & Small Cap	511,755	511,056	463,595	0.33%	0.33%	0.33%
Russell Global Opportunistic Credit(3)	3,165,338	2,759,460	210,000	0.39%	0.38%	0.54%
Russell Strategic Bond	7,078,549	7,284,932	7,513,571	0.09%	0.10%	0.10%
Russell Investment Grade Bond	1,304,106	1,280,540	1,105,898	0.07%	0.08%	0.08%
Russell Short Duration Bond	1,005,321	854,858	654,350	0.09%	0.09%	0.09%
Russell Tax Exempt Bond	950,859	879,033	813,715	0.14%	0.16%	0.16%
Russell Commodity Strategies(4)	3,655,007	2,523,558	619,216	0.30%	0.20%	0.07%
Russell Global Infrastructure(3)	2,959,039	2,619,076	N/A	0.34%	0.34%	N/A
Russell Global Real Estate Securities	4,751,339	4,996,171	4,143,786	0.30%	0.29%	0.23%
Russell Multi-Strategy Alternative(5)	1,358,078	N/A	N/A	0.88%	N/A	N/A
(1)	The Russell U.S. Strategic Equity Fund commenced operations on August 7, 2012.
(2)	The Russell U.S. Large Cap Equity and Russell U.S. Mid Cap Equity Funds commenced operations on February 7, 2012.
(3)	The Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.
(4)	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.
(5)	The Russell Multi-Strategy Alternative Fund commenced operations on August 7, 2012.
Each money manager has agreed that it will look only to RIMCo for the payment of the money manager’s fee, after RIC has paid RIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may benefit as a result of brokerage commissions received by their broker-dealer affiliates that execute portfolio transactions for the Funds.

DISTRIBUTOR.
Russell Financial Services, Inc. (the “Distributor”) serves as the distributor of RIC Shares. Certain classes of RIC Funds pay for distribution-related services and shareholder services pursuant to RIC’s Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively.  As permitted by RIC’s Rule 12b-1 Distribution Plan and Shareholder Services Plan, the Distributer has entered into arrangements with Selling Agents and Servicing Agents (each, as defined below) to perform certain distribution and shareholder services for certain classes of RIC.  The distribution fees and shareholder services fees paid by the Funds to the Distributor are then paid by the Distributor to these Selling Agents and Servicing Agents.  The Distributor does not retain any of the distribution fees or shareholder servicing fees paid to it by the Funds.  Any amounts that are unable to be paid to the Selling and Servicing Agents are returned to RIC.  The Distributor keeps a portion of the front-end sales charge imposed on Class A Shares. Financial Intermediaries receive the remaining amount of the front-end sales charge imposed on Class A Shares and may be deemed to be underwriters of the relevant Fund as defined in the Securities Act of 1933, as amended (“Securities Act”). Financial Intermediaries that sell Class A Shares may also receive the distribution fee payable under the Funds’ Distribution Plan at an annual rate of up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class A Shares sold by them.
The Distributor distributes shares of the Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares. The Distributor is a wholly owned subsidiary of RIMCo and its mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
CUSTODIAN AND PORTFOLIO ACCOUNTANT.
State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accountant for RIC. As custodian, State Street is responsible for the safekeeping of the Funds’ assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. The mailing address for State Street Bank and Trust Company is: 1200 Crown Colony Drive, Crown Colony Office Park, CC1-5th Floor North, Quincy, MA 02169.
TRANSFER AND DIVIDEND DISBURSING AGENT.
RFSC serves as transfer and dividend disbursing agent for RIC. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to RIC. RFSC retains a portion of this fee for its services provided to RIC and pays the balance to unaffiliated agents who assist in providing these services. RFSC’s mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
If necessary to maintain certain net yields for any Class of Shares of the Russell Money Market Fund, RIMCo may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, to the extent necessary, the Fund’s Transfer Agency Fee; (ii) second, to the extent necessary, the Fund’s Advisory Fee; and (iii) third, to the extent necessary, the Fund’s Administrative Fee; each waiver, reduction or reimbursement in an amount and for a period of time as determined by RIMCo. RIMCo may recoup from the Fund any portion of the Transfer Agency, Advisory or Administrative Fee waived, reduced or reimbursed (the “Reimbursement Amount”) pursuant to these arrangements during the previous 36 months, provided that such amount paid to RIMCo will not: 1) exceed 0.0049% of the class of the Fund’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to RIMCo; or 4) cause any class of the Fund to maintain a net negative yield. There is no guarantee that the Fund will maintain a positive net yield.
RFSC contractually agreed to waive, through February 28, 2014, a portion of its transfer agency fees for certain classes of certain Funds as set forth below.
Fund and Class	Amount Waived
Russell U.S. Dynamic Equity Fund – Class I	0.05%
Russell Tax-Managed U.S. Mid & Small Cap – Class C, E & S	0.03%
Russell Short Duration Bond – Class A, C, E & S	0.08%
Russell Tax Exempt Bond Fund – Class C, E & S	0.04%
Russell Money Market Fund – Class A	0.01%
Russell Money Market Fund – Class S	0.12%

RFSC contractually agreed to waive, through February 28, 2015, a portion of its transfer agency fees for certain classes of certain Funds as set forth below.
Fund and Class	Amount Waived
Russell U.S. Strategic Equity – Class A, C, E & S	0.02%
Russell Global Opportunistic Credit – Class A, C, E & S	0.12%
Russell Strategic Bond – Class A, C, E & S	0.04%
Russell Global Infrastructure Fund – Class A, C, E & S	0.02%
Russell Commodity Strategies Fund – Class A, C, E & S	0.01%
ORDER PLACEMENT DESIGNEES.
Russell Financial Services, Inc. or its affiliates have authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for RIC Shares. Certain Financial Intermediaries are authorized, subject to approval of the Distributor, to designate other intermediaries to accept purchase and redemption orders on RIC’s behalf. With respect to those intermediaries, RIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund’s net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to RIC.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
PricewaterhouseCoopers LLP (“PwC”) serves as the Independent Registered Public Accounting Firm of RIC. PwC is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States) and a review of federal tax returns. The mailing address of PwC is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.
CODES OF ETHICS.
RIC, RIMCo, Russell Financial Services, Inc. and each money manager have each adopted a code of ethics which complies in all material respects with applicable law and which is intended to protect the interests of each Fund's shareholders. The codes of ethics are designed to prevent affiliated persons of RIC, RIMCo, Russell Financial Services, Inc. and the money managers from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics generally permit investment personnel to trade securities for their own account, including securities that may be purchased or held by a Fund, subject to restrictions on personal securities trading specified in the applicable code of ethics. Each code of ethics has been filed with the SEC and may be viewed by the public.
Because each money manager is an entity not affiliated with RIC or RIMCo, RIMCo relies on each money manager to monitor the personal trading activities of the money manager’s personnel in accordance with that money manager’s code of ethics. Each money manager provides RIMCo with a quarterly certification of the money manager’s compliance with its code of ethics and a report of any significant violations of its code.
PLAN PURSUANT TO RULE 18f-3.
SEC Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company’s board of trustees that is filed with the SEC. For purposes of this SAI, because the Funds offer multiple classes of Shares, the Funds will also be referred to as “Multiple Class Funds.” The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

DISTRIBUTION PLANS.
Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each Multiple Class Fund has adopted a distribution plan (the “Distribution Plan”) in accordance with the Rule.
Description of the Distribution Plan for Multiple Class Funds
In adopting the Distribution Plan for each Multiple Class Fund, a majority of the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of RIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the “Independent Trustees”), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective  Multiple Class Fund and its shareholders. In connection with the Trustees’ consideration of whether to adopt the Distribution Plan for each Multiple Class Fund, the Distributor, as the Multiple Class Funds’ principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Multiple Class Funds by enabling those Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisers and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Multiple Class Fund would have.
For each  Multiple Class Fund offering Class A or Class C Shares, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A and Class C Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, RIC makes no distribution payments to the Distributor with respect to Class A or Class C Shares except as described above. Therefore, RIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from RIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor’s overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by RIC under the Distribution Plan.
For each  Multiple Class Fund offering Class A or Class C Shares, the Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A and Class C Shares for any activities or expenses primarily intended to result in the sale of Class A and Class C Shares of such Multiple Class Fund. Such payments by RIC will be calculated daily and paid as billed. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a  Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Multiple Class Fund present at a shareholders’ meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Multiple Class Fund are present or represented by proxy (a “1940 Act Vote”) and a vote of the Trustees, including a majority of the Independent Trustees. For the Multiple Class Funds, the Distribution Plan does not provide for those Multiple Class Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Multiple Class Fund, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (ii) a 1940 Act Vote.

Selling Agent Agreements for Multiple Class Funds
Under the Distribution Plans, the Distributor may also enter into agreements (“Selling Agent Agreements”) with Financial Intermediaries to provide sales support services with respect to  Multiple Class Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this SAI as “Selling Agents.”
Under the Distribution Plan, the following  Multiple Class Funds’ C Shares accrued expenses in the following amounts, payable as compensation to the Selling Agents by the Distributor, for the fiscal years ended October 31, 2012, 2011 and 2010 (these amounts were for compensation to dealers):
	10/31/12	10/31/11	10/31/10
Russell U.S. Core Equity	$437,630	$540,549	$605,168
Russell U.S. Defensive Equity	337,859	426,911	512,320
Russell U.S. Dynamic Equity	39,538	41,797	43,158
Russell U.S. Strategic Equity(1)	4,204	N/A	N/A
Russell U.S. Large Cap Equity(2)	1,680	N/A	N/A
Russell U.S. Mid Cap Equity(2)	828	N/A	N/A
Russell U.S. Small Cap Equity	209,717	247,835	243,451
Russell International Developed Markets	342,776	476,514	542,862
Russell Global Equity	99,696	108,303	77,808
Russell Emerging Markets	251,623	323,847	286,311
Russell Tax-Managed U.S. Large Cap	73,974	80,166	93,585
Russell Tax-Managed U.S. Mid & Small Cap	52,326	54,942	55,904
Russell Global Opportunistic Credit(3)	36,163	16,551	319
Russell Strategic Bond	773,951	792,795	835,784
Russell Investment Grade Bond	259,372	253,786	281,115
Russell Short Duration Bond	894,808	822,961	592,420
Russell Tax Exempt Bond	203,307	182,375	203,271
Russell Commodity Strategies(4)	106,967	84,479	3,931
Russell Global Infrastructure(3)	32,966	23,528	349
Russell Global Real Estate Securities	311,611	370,524	381,431
Russell Multi-Strategy Alternative(5)	1,391	N/A	N/A
Russell Strategic Call Overwriting(6)	N/A	N/A	N/A
(1)	Class C Shares of the Russell U.S. Strategic Equity Fund commenced operations on August 7, 2012.
(2)	Class C Shares of the Russell U.S. Large Cap Equity and Russell U.S. Mid Cap Equity Funds commenced operations on February 7, 2012.
(3)	Class C Shares of the Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.
(4)	Class C Shares of the Russell Commodity Strategies Fund commenced operations on July 1, 2010.
(5)	Class C Shares of the Russell Multi-Strategy Alternative Fund commenced operations on August 7, 2012.
(6)	No Class C Shares of the Russell Strategic Call Overwriting Fund were issued during the fiscal year ended October 31, 2012.
Under the Distribution Plan, the following Multiple Class Funds' A Shares accrued expenses in the following amounts, payable as compensation to the Selling Agents by the Distributor, for the fiscal years ended October 31, 2012, 2011 and 2010 (these amounts were for compensation to dealers):
	10/31/12	10/31/11	10/31/10
Russell U.S. Core Equity	$73,129	$72,617	$58,031
Russell U.S. Defensive Equity	48,339	46,788	44,787
Russell U.S. Dynamic Equity(1)	N/A	N/A	N/A
Russell U.S. Strategic Equity(2)	252	N/A	N/A
Russell U.S. Large Cap Equity(3)	789	N/A	N/A
Russell U.S. Mid Cap Equity(3)	889	N/A	N/A
Russell U.S. Small Cap Equity	39,616	39,427	28,335
Russell International Developed Markets	55,278	63,017	53,705
Russell Global Equity	23,648	25,023	15,401
Russell Emerging Markets	52,695	56,723	38,217
Russell Tax-Managed U.S. Large Cap(4)	10,126	4,449	701
Russell Tax-Managed U.S. Mid & Small Cap(4)	2,930	1,512	280
Russell Global Opportunistic Credit(5)	14,059	3,422	31

	10/31/12	10/31/11	10/31/10
Russell Strategic Bond	267,190	199,816	128,252
Russell Investment Grade Bond(4)	20,787	5,103	304
Russell Short Duration Bond	89,606	67,245	49,463
Russell Tax Exempt Bond(4)	19,390	5,827	1,201
Russell Commodity Strategies(6)	51,692	45,338	1,473
Russell Global Infrastructure(5)	11,282	6,782	41
Russell Global Real Estate Securities	65,147	69,330	53,019
Russell Multi-Strategy Alternative(7)	120	N/A	N/A
Russell Strategic Call Overwriting(8)	N/A	N/A	N/A
Russell Money Market(9)	--	--	--
(1)	Class A Shares of the Russell U.S. Dynamic Equity Fund commenced operations on August 16, 2012.
(2)	Class A Shares of the Russell U.S. Strategic Equity Fund commenced operations on August 7, 2012.
(3)	Class A Shares of the Russell U.S. Large Cap Equity and Russell U.S. Mid Cap Equity Funds commenced operations on February 7, 2012.
(4)	Class A Shares of the Russell Tax-Managed U.S. Large Cap and Russell Tax-Managed U.S. Mid & Small Cap Funds commenced operations on June 1, 2010.
(5)	Class A Shares of the Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.
(6)	Class A Shares of the Russell Commodity Strategies Fund commenced operations on July 1, 2010.
(7)	Class A Shares of the Russell Multi-Strategy Alternative Fund commenced operations on August 7, 2012.
(8)	No Class A Shares of the Russell Strategic Call Overwriting Fund were issued during the fiscal year ended October 31, 2012.
(9)	To maintain a certain net yield for the Class A Shares of the Russell Money Market Fund, payments of the distribution fee on these shares were temporarily suspended for the three-month period beginning July 1, 2009. This suspension was extended for the successive three-month periods through March 31, 2013. This suspension may be extended, at the determination of the President or Treasurer of RIC, for the three-month period commencing on April 1, 2013.
SHAREHOLDER SERVICES PLAN.
A majority of the Trustees, including a majority of Independent Trustees, adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds. This plan is referred to as the “Service Plan.”
Under the Service Plan, RIC may compensate the Distributor or any investment advisers, insurance companies, banks, investment advisers, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of  Class C or Class E Shares, offering such Shares (“Servicing Agents”), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of  Class C or Class E Shares. Such payments by RIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for  Class C or Class E Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund’s Shares.
Among other things, the Service Plan provides that (1) the Distributor shall provide to RIC’s officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a  Multiple Class Fund’s Shares, by a vote of a majority of the Independent Trustees.

Under the Service Plan, the following  Multiple Class Funds’ Class C and Class E Shares accrued expenses in the following amounts payable to the Servicing Agents by the Distributor, for the fiscal year ended October 31, 2012:
	2012
	Class C	Class E
Russell U.S. Core Equity	$144,924	$147,547
Russell U.S. Defensive Equity	112,620	127,467
Russell U.S. Dynamic Equity	13,179	8,383
Russell U.S. Strategic Equity(1)	1,401	21,521
Russell U.S. Large Cap Equity(2)	560	N/A
Russell U.S. Mid Cap Equity(2)	276	N/A
Russell U.S. Small Cap Equity	69,906	64,091
Russell International Developed Markets	114,259	216,208
Russell Global Equity	33,232	117,107
Russell Emerging Markets	83,862	106,180
Russell Tax-Managed U.S. Large Cap	24,658	54,272
Russell Tax-Managed U.S. Mid & Small Cap	17,442	9,044
Russell Global Opportunistic Credit	12,054	36,368
Russell Strategic Bond	257,984	396,625
Russell Investment Grade Bond	86,457	108,909
Russell Short Duration Bond	298,446	51,144
Russell Tax Exempt Bond	67,769	85,819
Russell Commodity Strategies	35,656	39,261
Russell Global Infrastructure	10,989	41,113
Russell Global Real Estate Securities	103,870	84,725
Russell Multi-Strategy Alternative(3)	464	4,066
Russell Strategic Call Overwriting(4)	N/A	N/A
(1)	Class C and E shares of the Russell U.S. Strategic Equity Fund commenced operations on August 7, 2012.
(2)	Class C shares of the Russell U.S. Large Cap Equity and Russell U.S. Mid Cap Equity Funds commenced operations on February 7, 2012.
(3)	Class C and E shares of the Russell Multi-Strategy Alternative Fund commenced operations on August 7, 2012.
(4)	As of March 1, 2013, Class C and Class E shares of the Russell Strategic Call Overwriting Fund have not commenced operations.
FUND EXPENSES.
The Funds will pay all their expenses other than those expressly assumed by RIMCo and RFSC. The principal expenses of the Funds are the annual advisory fee and the annual administrative fee, payable to RIMCo and RFSC, respectively. The Funds’ other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto. Whenever an expense can be attributed to a particular Fund or Class of Shares, the expense is charged to that Fund or Class of Shares. Common expenses are allocated among the Funds based primarily upon their relative net assets.

PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES.
As described in the Prospectus, the Funds provide you with different classes of shares based upon your individual investment needs.
Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.
Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) payments pursuant to the distribution plan or shareholder services plan for that specific class, (ii) transfer agency fees attributable to a specific class of shares, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.
The following classes of shares are available for purchase. See the applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.
Class A Shares of Certain Russell Funds (except the Russell Money Market Fund)
Class A Shares are sold at offering price, which is the net asset value plus a front-end sales charge as follows. The Funds receive the entire net asset value of all Class A Shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.
The equity Funds and the fixed income Funds have different front-end sales charges. The equity Funds include the Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity, Russell U.S. Large Cap Equity, Russell U.S. Mid Cap Equity, Russell U.S. Small Cap Equity, Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Global Real Estate Securities, Russell Tax-Managed U.S. Large Cap, Russell U.S. Tax-Managed Mid & Small Cap, Russell Commodity Strategies, Russell Global Infrastructure, Russell Multi-Strategy Alternative and Russell Strategic Call Overwriting Funds. The fixed income Funds include the Russell Strategic Bond, Russell Short Duration Bond, Russell Investment Grade Bond, Russell Global Opportunistic Credit and Russell Tax Exempt Funds.
Equity Funds Front-End Sales Charge
Amount of your investment	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer commission as a % of offering price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.60%
$1,000,000 or more	0	0	up to 1.00%
Fixed Income Funds Front-End Sales Charge
Amount of your investment	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer commission as a % of offering price
Less than $50,000	3.75%	3.90%	3.00%
$50,000 but less than $100,000	3.50%	3.63%	2.75%
$100,000 but less than $250,000	2.50%	2.56%	2.00%

Amount of your investment	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer commission as a % of offering price
$250,000 but less than $500,000	2.00%	2.04%	1.60%
$500,000 but less than $1,000,000	1.50%	1.52%	1.20%
$1,000,000 or more	--0--	--0--	up to 1.00%
Investments of $1,000,000 or more. You do not pay a front-end sales charge when you buy $1,000,000 or more of shares of the RIC Funds (other than the Russell Money Market Fund). However, if your Financial Intermediary was paid a commission by the Funds’ Distributor on those Class A Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%.
Commissions are paid to Financial Intermediaries on Class A Share purchases by a single shareholder which are not subject to a front-end sales charge at the following rates: 1.00% on purchase up to $4 million, 0.50% on purchases over $4 million to $10 million and 0.25% on purchases over $10 million. Commissions are paid based on cumulative purchases by a shareholder over time, not on purchases made during a calendar year.
Class A Shares of the Russell Money Market Fund
Class A shares of the Russell Money Market Fund are sold without a front-end sales charge. Financial Intermediaries that sell Class A shares will receive the distribution fee payable under the Distribution Plan at an annual rate up to 0.75% (presently limited to 0.15%) of the average daily net assets represented by the Class A shares sold by them. To maintain a certain net yield for the Class A Shares of the Russell Money Market Fund, payments of the distribution fee on these shares were temporarily suspended for the three-month period beginning July 1, 2009. This suspension was extended for the successive three-month periods through March 31, 2013. This suspension may be extended, at the determination of the President or Treasurer of RIC, for the three-month period commencing on April 1, 2013.
Class C Shares of all Funds
Financial Intermediaries that sell Class C Shares will receive the shareholder services fee payable under the Funds’ shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C Shares sold by them and the distribution fee payable under the Funds’ Distribution Plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C Shares sold by them.
Class E Shares of all Funds
Financial Intermediaries that sell Class E Shares will receive the shareholder services fee payable under the Funds’ shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E Shares sold by them.
Class I, S and Y Shares of all Funds
Financial Intermediaries will receive no shareholder services or distribution fees for these classes of shares.
Class E, I and S Shares of All Funds
Except for the Russell Money Market Fund, Class E, I and S Shares of each Fund may only be purchased by:
(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for their services for the shareholder account in which the Class E, I or S Shares are held or clients of Financial Intermediaries where the Financial Intermediary would typically charge such a fee but has determined to waive its fee in a particular instance as the result of a potential conflict of interest;
(2)	employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants. SEPs, SIMPLE-IRA and individual 403(b) Plans are not considered plans for purposes of this paragraph;
(3)	clients of Financial Intermediaries who are members of Russell Investments;
(4)	individuals pursuant to employee investment programs of Russell or its affiliates; or
(5)	current and retired registered representatives of broker-dealers having sales agreements with the Funds’

Distributor to sell such Class E, I or S Shares and current spouses or the equivalent thereof, children, step-children (with respect to current union only), parents, step-parents or parents-in-law of such registered representative or to a family trust in the name of such registered representative.
The Funds generally do not have the ability to enforce these limitations on access to Class E, I or S Shares. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Class E, I or S Shares available to those categories of investors listed above that qualify for access to Class E, I or S Shares. However, the Funds will not knowingly sell Class E, I or S Shares to any investor not meeting one of the foregoing criteria.
Moving From Class S To Class A Shares.
You can redeem Class S Shares held in an account that charges an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for services (a “fee-based program”) and with the redemption proceeds purchase Class A Shares without paying a front-end sales charge if all of the following conditions are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class S Shares in the fee-based program for at least one year, (c) the purchase of the Class A Shares is part of a series of transactions designed to move you from Class S Shares to Class A Shares of the same Fund and (d) you notify your Financial Intermediary that you meet the preceding three conditions. RFSC believes that an exchange between classes of the same Fund is not a taxable event; however, you must check with your Financial Intermediary to determine if they will process the exchange as non-taxable. Please consult with your Financial Intermediary and your tax adviser for more information.
Sales Charge Waivers and Reductions
Please see the Funds' Prospectus for information about sales charge waivers and reductions, including front-end sales charge waivers, cumulative purchase discounts, accumulation privileges, letters of intent, reinstatement privileges, exchange privileges, and deferred sales charge waivers.
Minimum Initial Investment Requirements
If you invest less than the required minimum investment in a Fund, the Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction. Each Fund reserves the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.
Generally, for purposes of the minimum investment requirements, an account is at the shareholder level, not at the omnibus level. For retirement plans invested in the Funds at a plan level, the plan is considered the shareholder for minimum investment requirements.
The following lists the exceptions to the minimum initial investment requirements. Exceptions to the minimum initial investment requirements must be approved by the Funds’ Distributor.
1.	A transfer of an existing account from one Financial Intermediary or financial platform to another is not subject to the minimum initial investment requirements. For the purpose of this exception, a transfer is a transfer-in- kind or the sale and purchase of shares of the same class of the same Fund within 30 days.
2.	For Class Y Shares, upon prior notice to the Transfer Agent, multiple related party accounts will not be subject to the minimum initial investment requirements if the average Class Y account balance per Fund of these related party accounts exceeds $5 million.
3.	For Class Y Shares, upon satisfaction of certain criteria established by the Distributor, for (i) omnibus accounts servicing multiple employee benefit plans; (ii) rollover account transfers; and (iii) omnibus accounts servicing multiple ultra high net worth clients of multi- or single-family offices, an account may be considered at the omnibus level and not the shareholder level for purposes of satisfying the minimum investment requirement.
4.	For Class Y Shares, there is no required minimum initial investment for (i) any Russell Investment Company or Russell Investment Funds fund of funds, (ii) for investment companies that have entered into contractual arrangements with the Funds or their service providers to acquire Class Y Shares or (iii) shares acquired by any collective vehicle or other discretionary account actively managed by Russell Investments.
5.	For Class I Shares, the following categories of investors are not subject to any initial minimum investment requirement: (i) U.S. Russell associates and their spouses, domestic partners and dependent children; (ii) UTMAs or UGMAs opened by a U.S. Russell associate for the benefit of their dependent child, grandchild, great-grandchild, niece or nephew; (iii) retired Russell associates and their spouses, domestic partners and dependent children; (iv) directors, trustees, retired directors or retired trustees of Frank Russell Company, any of its subsidiaries, Russell Investment Company or Russell Investment Funds; (v) Northwestern Mutual Home Office Employees and their spouses, domestic partners and dependent children; and (vi) retired Northwestern Mutual Home Office Employees and their spouses, domestic partners and dependent children. A dependent child is one under the age of 21 that is a child by blood, adoption or a stepchild under a current marriage or domestic partnership.
Uncashed Checks
Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.
VALUATION OF FUND SHARES.
The net asset value per share of each Class of Shares is calculated separately for each Fund Class on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund’s assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.
The Russell International Developed Markets, Russell Global Equity, Russell Commodity Strategies, Russell Global Infrastructure, Russell Global Opportunistic Credit, Russell Global Real Estate Securities, Russell Emerging Markets and Russell Multi-Strategy Alternative Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless RFSC determines that a particular event would materially affect the net asset value.
VALUATION OF PORTFOLIO SECURITIES.
With the exceptions noted below, the Funds value their portfolio securities at “fair market value.” This generally means that equity securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. Equity securities traded over-the-counter (“OTC”) are valued on the basis of official closing price. Fixed-income securities are valued on the basis of the closing bid price, options on securities, indices or swaps are valued on the basis of the closing mean price and futures contracts are valued on the basis of settlement price.
Because many fixed–income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service or broker when the prices are believed to be reliable––that is, when the prices reflect the fair market value of the securities.
International equity securities traded on a national securities exchange or OTC are valued on the basis of official closing price.
Short term securities maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The Funds utilize the amortized cost valuation method in accordance with Rule 2a–7 under the 1940 Act. The money market instruments are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value.
The Funds’ Board has established procedures for the purpose of maintaining a constant net asset value for the Russell Money Market Fund. However, there can be no assurance that a constant net asset value will be maintained for the Russell Money Market Fund. Such procedures typically include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the amortized cost per share. Should such deviation exceed 1⁄2 of 1% for the Russell

Money Market Fund, the Funds’ Board will promptly hold a meeting in person or by telephone conference call to consider what, if any, action should be initiated to eliminate or reduce material dilution or other adverse impact to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Fund, withholding dividends, utilizing a net asset value per share as determined by using available market quotations and investing all cash instruments maturing on the next business day.
Short-term securities maturing within 60 days at time of purchase held by the non–money market Funds are also valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.
Municipal obligations are appraised or priced by an independent pricing source, approved by the Board, which utilizes relevant information, such as bond transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.
The Funds may value certain securities for which market quotations are not readily available or are deemed not reliable at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to RFSC to administer. Market quotations for non-U.S. securities, either individually or collectively, may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in U.S. market indices meeting standards of significance specified in the procedures established by the Board (which standards of significance are subject to change), occurs after the close of the non-U.S. markets on which such securities are traded. If you hold Shares in a Fund that holds portfolio securities listed primarily on non-U.S. exchanges, the net asset value of that Fund’s Shares may change on a day when you will not be able to purchase or redeem that Fund’s Shares. This is because the value of those portfolio securities may change on weekends or other days when the Fund does not price its Shares.
PORTFOLIO TURNOVER RATE.
Portfolio turnover measures how frequently securities held by a Fund are bought and sold. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short–term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and/or duration of portfolio investments.
The portfolio turnover rates for the fiscal years ended October 31, 2012 and 2011 for each Fund (other than the Russell Money Market Fund) were:
	10/31/12	10/31/11
Russell U.S. Core Equity	117%	90%
Russell U.S. Defensive Equity	150	142
Russell U.S. Dynamic Equity	120	142
Russell U.S. Strategic Equity(1)	15	N/A
Russell U.S. Large Cap Equity(2)	55	N/A
Russell U.S. Mid Cap Equity(2)	96	N/A
Russell U.S. Small Cap Equity	129	111
Russell International Developed Markets	65	74
Russell Global Equity	107	83
Russell Emerging Markets	94	73
Russell Tax-Managed U.S. Large Cap	48	58
Russell Tax-Managed U.S. Mid & Small Cap	48	46
Russell Global Opportunistic Credit	109	126
Russell Strategic Bond	186	233
Russell Investment Grade Bond	159	187
Russell Short Duration Bond	245	339
Russell Tax Exempt Bond	29	29
Russell Commodity Strategies	60	123
Russell Global Infrastructure	125	145
Russell Global Real Estate Securities	64	69
Russell Multi-Strategy Alternative(3)	97	N/A
Russell Strategic Call Overwriting(4)	0	N/A

(1)	The Russell U.S. Strategic Equity Fund commenced operations on August 7, 2012.
(2)	The Russell U.S. Large Cap Equity and Russell U.S. Mid Cap Equity Funds commenced operations on February 7, 2012.
(3)	The Russell Multi-Strategy Alternative Fund commenced operations on August 7, 2012.
(4)	The Russell Strategic Call Overwriting Fund commenced operations on August 16, 2012.
A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities (see “Taxes”).
DISCLOSURE OF PORTFOLIO HOLDINGS.
The Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees. Disclosures of portfolio holdings information may only be made pursuant to these Board-approved policies and procedures.
Disclosure of a Fund’s portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund and its adviser. Disclosure is permissible only when a Fund, as determined by the Board of Trustees or Chief Compliance Officer, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, which includes a duty not to trade on non-public information.
Public Disclosures of Portfolio Holdings Information
Disclosure of a Fund’s complete holdings as of the end of each fiscal quarter is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Funds will also make these reports available on their website, www.russell.com. Disclosure of a Fund’s complete portfolio holdings will be available on the Funds’ website no more frequently than weekly and following each month end. Except for the Russell Money Market Fund, such holdings will be available no sooner than 5 business days after trade date.  Disclosure of a Fund’s top ten portfolio holdings will be available on the Funds’ website no later than 15 calendar days after each month end.
Following each month end, the Russell Money Market Fund will post on its website a schedule of investments that conforms to the requirements of Rule 2a-7 under the 1940 Act.  Such disclosure will be available on the Russell Money Market Fund's website no later than 5 business days after each month end and will remain on the website for at least six months.
Upon the occurrence of an unexpected, out of the ordinary event with respect to one or more portfolio holdings or the market as a whole, RIMCo may, consistent with the statement of policy set forth above and with the prior approval of the Chief Compliance Officer, prepare and make available on the Funds’ website a statement relating to such event which may include information regarding the Funds’ portfolio holdings.
Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.
A Fund may pay for any portion of a redemption amount by a distribution of in-kind securities from the Fund’s portfolio, instead of in cash. Prior to making an in-kind distribution, RIMCo will notify the redeeming Shareholder that all information regarding the Fund’s portfolio holdings is non-public and confidential, may not be disclosed to others and may not be used as the basis for any trading decisions.
Non-Public Disclosures of Portfolio Holdings Information
RIMCo and the money managers may periodically distribute lists of applicable investments held by the Funds for the purpose of facilitating management of the Funds’ portfolios and receipt of relevant research. Mellon Analytical Solutions, Brown Brothers Harriman, Charles River Development, Bloomberg AIM, Barclays Point, Glass Lewis & Co., LLC, FactSet Research Systems Inc., Pace, Axioma, Wilshire Associates, Advent Software, Inc., Vestek, Amba Research, Genpact, Measurisk, Hexaware, CaliberPoint, SS&C Technologies, Inc. and Electra Information Systems provide such services to RIMCo and the money managers and as such may receive monthly, weekly or daily portfolio holdings. RIMCo and the money managers may periodically distribute a list of the issuers and securities which are covered by their respective research departments as of a particular date, but in no case will such a list identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.
In addition, the Funds’ custodian generates portfolio holdings information in connection with its services to the Funds. Confluence Technologies, Inc. (“CTI”), GainsKeeper, Interactive Data Corporation (“IDC”) and Risk Metrics Group, Inc. (“RiskMetrics”) provide performance and financial reporting, tax filing services, pricing, and proxy voting and class action registration services, respectively, to RIMCo or RFSC. CTI and RiskMetrics receive daily portfolio holdings information in connection with their services. Such service providers must keep the portfolio holdings information confidential and cannot trade based on the non-public information. There is no lag between the date of such portfolio holdings information and the date on which the information is disclosed to the service providers.
From time to time, rating and ranking organizations such as iMoneyNet, Crane Data LLC, Standard & Poor’s, Morningstar, Inc. and Lipper Analytical Services may request complete portfolio holdings information in connection with rating the Funds. In order to facilitate the review of the Funds by these rating agencies, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds’ shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, which includes a duty not to trade on non-public information.
No compensation or other consideration is paid to the Funds, RIMCo or the money managers for any non–public disclosure of portfolio holdings information.
Administration of the Portfolio Holdings Disclosure Policies
The Chief Compliance Officer will exercise oversight of disclosures of the Funds’ portfolio holdings. It is the duty of the Chief Compliance Officer or her designee to ensure that all disclosures of the portfolio holdings of a Fund are in the best interests of such Fund’s shareholders. It is the responsibility of each business unit with access to portfolio holdings, including RFSC Fund Administration and RIMCo’s Investment Management and Research Division, to inform the Chief Compliance Officer of any third parties receiving portfolio holdings information which has not previously been disclosed. The Chief Compliance Officer is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Funds’ investment adviser, principal underwriter, or any affiliated person of the Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds’ Chief Compliance Officer. If the Chief Compliance Officer deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, the violation will be reported to the Funds’ Board of Trustees, as required by Rule 38a-1. The Chief Compliance Officer also has the discretion to report other compliance matters arising under the portfolio holdings disclosure policies to the Board of Trustees.
Disclosure of the Funds’ portfolio holdings made in accordance with these procedures is authorized by the Funds’ Board of Trustees. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Funds’ Board of Trustees; provided, however that waivers or exceptions in connection with operational or administrative functions may be made with the prior consent of the Chief Compliance Officer. All such waivers and exceptions by the Chief Compliance Officer will be disclosed to the Board of Trustees no later than its next regularly scheduled quarterly meeting.
PROXY VOTING POLICIES AND PROCEDURES.
The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). RIMCo has also hired a third party service provider to serve as proxy administrator (“Proxy Administrator”), although RIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.
The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIMCo’s clients and to enable the Committee to resolve any material conflicts of interest between the Funds on the one hand, and RIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Proxy Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Proxy Administrator is obligated to vote all proxies as set forth in the Guidelines.
The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.
•	Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.
•	In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care or for proposals that expand protection beyond the standards set forth by Delaware law; against proposals that would expand indemnification beyond coverage of legal expenses to coverage of acts that are more serious violations of fiduciary obligations than mere carelessness; and for proposals that would provide indemnification for an Italian company’s internal auditors or expanded indemnification where a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company.
•	In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Proxy Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions proposals unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; for corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, asset sales and creation of holding companies, unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
•	In regards to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of; against proposals to create preferred stock, unless the Proxy Administrator recommends a vote for, in which case such vote will be determined on a case-by-case basis; if the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization.
•	Generally, proxies are voted for executive and director stock option plans unless the Proxy Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.
•	In connection with social and environmental matters, proxies will generally be voted for management social, political or environmental proposals unless the Proxy Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis. However, in regards to shareholder social, political, nuclear safety, land use, ecological or environmental proposals, proxies may be assessed on a case-by-case basis.
Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Proxy Administrator is obligated to request additional direction from the Committee. The Proxy Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.
To the extent that any shares of a Fund are owned directly by any other Fund, those shares will be voted directly by the Fund in the same proportion as all other votes received from the other holders of such Fund’s shares.
Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, at http://www.russell.com and on the SEC’s website at http://www.sec.gov.

BROKERAGE ALLOCATIONS.
Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager or by RIMCo. RIC's arrangements with RIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with RIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.
In the case of securities traded in the over-the-counter market and depending on where the money manager or RIMCo believes best execution is available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with RIMCo or the money manager, as well as with brokers affiliated with other money managers.
The Funds effect certain transactions through Russell Implementation Services, Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions or (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIMCo determines not to allocate to money managers, including assets RIMCo may manage to manage risk in a Fund's investment portfolio and for each Fund’s cash reserves. RIMCo has authorized RIS to effect certain futures, swaps, over-the-counter derivatives transactions, and cleared swaps, including foreign currency spot, forwards and options trading (collectively, “derivatives trading”) on behalf of the Funds. In connection with these transactions, RIS may (i) negotiate, amend, execute and deliver International Swaps and Derivatives Association, Inc. agreements, supporting annexes, confirmations and schedules, including but not limited to, credit support documents (whether by way of title transfer or by way of security), futures agreements, foreign currency documentation and any other agreements or instruments RIS considers necessary or desirable for the purpose of entering into derivatives trading transactions; and (ii) deliver to counterparties, on the behalf of the Funds, representations, warranties and covenants, including but not limited to certain tax representations, along with such financial information regarding the Funds as such counterparties may reasonably request.
The Funds will effect transactions through Recapture Services, a division of BNY ConvergEX Execution Solutions LLC (“Recapture Services”) and its global network of unaffiliated correspondent brokers as well as State Street Global Markets, LLC (“SSGM”) and its global network of unaffiliated correspondent brokers. Trades placed through Recapture Services, SSGM and their correspondents are used (i) to obtain research services for RIMCo to assist RIMCo in its investment decision-making process in its capacity as Advisor to the Funds or (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to, and RIMCo may with respect to transactions it places, effect transactions with or through Recapture Services, SSGM and their correspondents or other brokers only to the extent that the money managers or RIMCo believe that the Funds will receive best execution. In addition, RIMCo recommends targets for the amount of trading that money managers direct though Recapture Services and SSGM based upon several factors including asset class and investment style, among others. Research services provided to RIMCo by Recapture Services, SSGM or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates, which may be included in commission costs. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within RIC and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.
Decisions concerning the acquisition of research services by RIMCo are approved and monitored by a FRC Soft Commission Committee (“SCC”), which consists principally of employees in research and investment management roles. The SCC acts as an oversight body with respect to purchases of research services acquired by RIMCo using soft commissions generated by funds managed by FRC affiliates, including the Funds.

Recapture Services, SSGM or other brokers may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through Recapture Services, SSGM and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable commission. Commission recapture is generated on the instructions of the SCC once RIMCo’s research needs have been met.
Recapture Services and SSGM retain a portion of all commissions generated, regardless of whether the trades were used to provide research services to RIMCo or commission recapture to the Funds. Trades through Recapture Services, SSGM and their correspondents for transition services and manager funding (i.e., brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.
Additionally, a money manager may independently effect transactions through Recapture Services, SSGM and their correspondents or a broker affiliated with the money manager or another broker to obtain research services for its own use. Research services provided to a money manager may benefit the Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Funds may benefit from research services provided with respect to trading by those other funds and clients.
BROKERAGE COMMISSIONS.
During the Funds’ fiscal years ended October 31, 2012, 2011 and 2010, the total brokerage commissions paid by the Funds were:
	2012	2011	2010
Russell U.S. Core Equity	$5,044,239	$5,575,454	$7,414,842
Russell U.S. Defensive Equity	2,892,711	3,040,849	4,494,437
Russell U.S. Dynamic Equity	480,889	170,956	194,200
Russell U.S. Strategic Equity(1)	989,947	N/A	N/A
Russell U.S. Large Cap Equity(2)	185,215	N/A	N/A
Russell U.S. Mid Cap Equity(2)	160,180	N/A	N/A
Russell U.S. Small Cap Equity	4,430,809	3,144,829	3,545,647
Russell International Developed Markets	5,067,275	6,808,555	7,793,881
Russell Global Equity	3,815,450	3,448,234	2,934,741
Russell Emerging Markets	3,800,204	3,186,508	2,227,998
Russell Tax-Managed U.S. Large Cap	290,864	377,766	397,975
Russell Tax-Managed U.S. Mid & Small Cap	183,324	198,088	200,751
Russell Strategic Bond	926,369	455,965	503,855
Russell Investment Grade Bond	254,368	78,990	92,779
Russell Short Duration Bond	43,334	39,374	38,901
Russell Global Infrastructure(3)	2,766,725	3,180,676	564,396
Russell Global Real Estate Securities	2,310,626	2,891,685	4,697,304
Russell Multi-Strategy Alternative(4)	562,217	N/A	N/A
Russell Strategic Call Overwriting(5)	16,097	N/A	N/A
(1)	The Russell U.S. Strategic Equity Fund commenced operations on August 7, 2012.
(2)	The Russell U.S. Large Cap Equity and Russell U.S. Mid Cap Equity Funds commenced operations on February 7, 2012.
(3)	The Russell Global Infrastructure Fund commenced operations on October 1, 2010.
(4)	The Russell Multi-Strategy Alternative Fund commenced operations on August 7, 2012.
(5)	The Russell Strategic Call Overwriting Fund commenced operations on August 16, 2012.
The principal reasons for changes in several Funds’ brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions and (4) product initiatives, including Fund restructures and mergers.
The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond, Russell Tax Exempt Bond, Russell Commodity Strategies and Russell Money Market Funds normally do not pay a stated brokerage commission on transactions, but may pay brokerage commissions on trading associated with changes in money managers.

During the fiscal year ended October 31, 2012, approximately $2,007,346 of the brokerage commissions of the Funds were directed to brokers who provided brokerage or research services to RIMCo. The research services include, but are not limited to (1) advice either directly or indirectly through publications or writings as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or of purchasers or sellers of securities; (2) analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and/or (3) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or that are required in connection therewith.
Gross brokerage commissions received by broker/dealers that were affiliated with RIMCo or the relevant money managers for the fiscal years ended October 31, 2012, 2011 and 2010 from portfolio transactions effected for the Funds were as follows:
Fund Name	RIMCo/Money Manager	Affiliated Broker	2012 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
Russell U.S. Core Equity Fund
	RIMCo
		Russell Implementation Services, Inc.	1,227,880	24.342%	26.863%
Total:			1,227,880	24.342%	26.863%
Russell U.S. Defensive Equity Fund
	RIMCo
		Russell Implementation Services, Inc.	878,387	30.366%	21.423%
Total:			878,387	30.366%	21.423%
Russell U.S. Dynamic Equity Fund
	RIMCo
		Russell Implementation Services, Inc.	178,172	37.051%	24.565%
Total:			178,172	37.051%	24.565%
Russell U.S. Strategic Equity Fund
	RIMCo
		Russell Implementation Services, Inc.	476,254	48.109%	28.057%
Total:			476,254	48.109%	28.057%
Russell U.S. Large Cap Equity Fund
	RIMCo
		Russell Implementation Services, Inc.	56,984	30.767%	17.721%
Total:			56,984	30.767%	17.721%
Russell U.S. Mid Cap Equity Fund
	RIMCo
		Russell Implementation Services, Inc.	42,038	26.244%	15.529%
Total:			42,038	26.244%	15.529%
Russell U.S. Small Cap Equity Fund
	RIMCo
		Russell Implementation Services, Inc.	769,077	17.357%	15.124%
Total:			769,077	17.357%	15.124%
Russell International Developed Markets Fund
	RIMCo
		Russell Implementation Services, Inc.	703,058	13.874%	11.100%
Total:			703,058	13.874%	11.100%
Russell Global Equity Fund
	RIMCo

Fund Name	RIMCo/Money Manager	Affiliated Broker	2012 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
		Russell Implementation Services, Inc.	473,935	12.421%	11.939%
Total:			473,935	12.421%	11.939%
Russell Emerging Markets Fund
	RIMCo
		Russell Implementation Services, Inc.	424,993	11.183%	8.060%
Total:			424,993	11.183%	8.060%
Russell Tax-Managed U.S. Large Cap Fund
	RIMCo
		Russell Implementation Services, Inc.	80,726	27.754%	20.417%
Total:			80,726	27.754%	20.417%
Russell Strategic Bond Fund
	RIMCo
		Russell Implementation Services, Inc.	621,069	67.043%	1.454%
Total:			621,069	67.043%	1.454%
Russell Investment Grade Bond Fund
	RIMCo
		Russell Implementation Services, Inc.	219,676	86.361%	1.569%
Total:			219,676	86.361%	1.569%
Russell Short Duration Bond Fund
	RIMCo
		Russell Implementation Services, Inc.	10,704	24.700%	0.240%
Total:			10,704	24.700%	0.240%
Russell Global Infrastructure Fund
	Macquarie Capital Investment Management LLC
		Macquarie Group Limited	2,095	0.076%	0.098%
	RIMCo
		Russell Implementation Services, Inc.	29,989	1.084%	1.669%
Total:			32,084	1.160%	1.767%
Russell Global Real Estate Securities Fund
	RIMCo
		Russell Implementation Services, Inc.	103,071	4.461%	4.788%
Total:			103,071	4.461%	4.788%
Russell Strategic Call Overwriting Fund
	RIMCo
		Russell Implementation Services, Inc.	6,801	42.253%	32.466%
Total:			6,801	42.253%	32.466%
Fund Name	RIMCo/Money Manager	Affiliated Broker	2011 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
Russell U.S. Core Equity Fund
	RIMCo
		Russell Implementation Services, Inc.	434,670	7.796%	9.940%
Total:			434,670	7.796%	9.940%
Russell U.S. Defensive Equity Fund

Fund Name	RIMCo/Money Manager	Affiliated Broker	2011 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
RIMCo
Russell Implementation Services, Inc.	611,802	20.119%	12.830%
Total:	611,802	20.119%	12.830%
Russell U.S. Dynamic Equity Fund
RIMCo
Russell Implementation Services, Inc.	25,601	14.975%	19.854%
Total:	25,601	14.975%	19.854%
Russell U.S. Small Cap Equity Fund
RIMCo
Russell Implementation Services, Inc.	319,475	10.159%	11.113%
Total:	319,475	10.159%	11.113%
Russell International Developed Markets Fund
RIMCo
Russell Implementation Services, Inc.	505,604	7.426%	6.480%
UBS Global Asset Management
UBS Securities LLC	4,087	0.060%	0.026%
Total:	509,691	7.486%	6.506%
Russell Global Equity Fund
RIMCo
Russell Implementation Services, Inc.	438,332	12.712%	12.586%
Total:	438,332	12.712%	12.586%
Russell Emerging Markets Fund
RIMCo
Russell Implementation Services, Inc.	527,822	16.564%	9.158%
UBS Global Asset Management
UBS Securities LLC	3,658	0.115%	0.082%
Total:	531,480	16.679%	9.240%
Russell Tax-Managed U.S. Large Cap Fund
RIMCo
Russell Implementation Services, Inc.	37,960	10.048%	13.921%
Total:	37,960	10.048%	13.921%
Russell Global Infrastructure Fund
Macquarie Capital Investment Management LLC
Macquarie Group Limited	6,110	0.192%	0.326%
RIMCo
Russell Implementation Services, Inc.	46,135	1.450%	1.891%
Total:	52,245	1.642%	2.217%
Fund Name	RIMCo/Money Manager	Affiliated Broker	2010 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
Russell U.S. Core Equity Fund
RIMCo
Russell Implementation Services, Inc.	994,390	13.411%	11.581%
Total:	994,390	13.411%	11.581%
Russell U.S. Defensive Equity Fund
RIMCo
Russell Implementation Services, Inc.	1,448,904	32.238%	15.357%
Total:	1,448,904	32.238%	15.357%
Russell U.S. Dynamic Equity Fund
RIMCo
Russell Implementation Services, Inc.	4,455	2.294%	2.940%
Total:	4,455	2.294%	2.940%

Fund Name	RIMCo/Money Manager	Affiliated Broker	2010 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
Russell U.S. Small Cap Equity Fund
RIMCo
Russell Implementation Services, Inc.	151,670	4.278%	3.584%
Total:	151,670	4.278%	3.584%
Russell International Developed Markets Fund
RIMCo
Russell Implementation Services, Inc.	827,037	10.611%	8.496%
UBS Global Asset Management
UBS Securities LLC	7,688	0.099%	0.040%
Total:	834,725	10.710%	8.536%
Russell Global Equity Fund
RIMCo
Russell Implementation Services, Inc.	652,156	22.222%	15.757%
Total:	652,156	22.222%	15.757%
Russell Emerging Markets Fund
RIMCo
Russell Implementation Services, Inc.	25,453	1.142%	0.655%
UBS Global Asset Management
UBS Securities LLC	636	0.029%	0.007%
Total:	26,089	1.171%	0.662%
Russell Tax-Managed U.S. Large Cap Fund
RIMCo
Russell Implementation Services, Inc.	10,312	2.591%	3.005%
Total:	10,312	2.591%	3.005%
Russell Tax-Managed U.S. Mid & Small Cap Fund
RIMCo
Russell Implementation Services, Inc.	42,034	20.938%	17.415%
Total:	42,034	20.938%	17.415%
Russell Global Infrastructure Fund
Macquarie Capital Investment Management LLC
Macquarie Group Limited	437	0.077%	0.048%
RIMCo
Russell Implementation Services, Inc.	379,072	67.164%	32.119%
Total:	379,509	67.241%	32.167%
Russell Global Real Estate Securities Fund
RIMCo
Russell Implementation Services, Inc.	1,357,505	28.900%	28.263%
Total:	1,357,505	28.900%	28.263%
The percentage of total affiliated transactions (relating to trading activity) to total transactions during the fiscal year ended October 31, 2012 for the Funds was 18.41%.
During the Funds’ fiscal year ended October 31, 2012, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b–1 of the 1940 Act, each of which is one of the Funds’ ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The values of broker–dealer securities held as of October 31, 2012, were as follows:
Brokers by Commission
Broker	Russell U.S. Core Equity Fund	Russell U.S. Defensive Equity Fund	Russell U.S. Dynamic Equity Fund	Russell U.S. Strategic Equity Fund	Russell U.S. Large Cap Equity Fund
Barclays Capital, Inc.
BNY Mellon Securities LLC	1,504,839		1,378,818	336,056	337,044
Citigroup Inc.	37,532,905		14,052,658	32,779,439	2,186,193
Credit Suisse First Boston Corp.

Brokers by Commission
Broker	Russell U.S. Core Equity Fund	Russell U.S. Defensive Equity Fund	Russell U.S. Dynamic Equity Fund	Russell U.S. Strategic Equity Fund	Russell U.S. Large Cap Equity Fund
Deutsche Bank Securities, Inc.
Goldman, Sachs & Co.			6,156,217	5,776,808
HSBC Securities, Inc.
Investment Technology Group, Inc.
J.P. Morgan Securities, Inc.	20,994,424		16,087,646	22,786,248	3,023,050
KeyBanc Capital Markets, Inc.	1,222,921		3,632,472	2,560,269
Macquarie Group Limited
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Morgan Stanley & Co. Incorporated
Nomura Bank
Piper Jaffray & Co.
Royal Bank of Scotland
TD Ameritrade, Inc.		29,968
UBS Securities LLC

Brokers by Commission
Broker	Russell U.S. Mid Cap Equity Fund	Russell U.S. Small Cap Equity Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund
Barclays Capital, Inc.			32,010,428	11,198,221
BNY Mellon Securities LLC				20,115,423
Citigroup Inc.			4,037,998	12,815,796	448,622
Credit Suisse First Boston Corp.			8,268,532	27,081,320
Deutsche Bank Securities, Inc.			14,475,603		573,549
Goldman, Sachs & Co.				6,254,129	10,050,000
HSBC Securities, Inc.			44,160,245	319,964	12,506,043
Investment Technology Group, Inc.		823,744
J.P. Morgan Securities, Inc.			8,722,079	23,161,576
KeyBanc Capital Markets, Inc.		2,249,066
Macquarie Group Limited			708,668		221,531
Merrill Lynch, Pierce, Fenner & Smith, Inc.					1,005,738
Morgan Stanley & Co. Incorporated			17,900,000	14,300,000
Nomura Bank			588,771
Piper Jaffray & Co.		1,965,501
Royal Bank of Scotland			9,632,370
TD Ameritrade, Inc.	463,671
UBS Securities LLC			47,059,734

Brokers by Commission
Broker	Russell Tax-Managed U.S. Large Cap Fund	Russell Tax-Managed U.S. Mid & Small Cap Fund	Russell Global Opportunistic Credit Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund
Barclays Capital, Inc.				6,280,000	1,219,940
BNY Mellon Securities LLC	202,622
Citigroup Inc.	4,011,947		3,532,703	81,929,713	15,959,797
Credit Suisse First Boston Corp.			979,289	42,846,508	18,578,943
Deutsche Bank Securities, Inc.			1,506,645	9,208,549	83,349

Brokers by Commission
Broker	Russell Tax-Managed U.S. Large Cap Fund	Russell Tax-Managed U.S. Mid & Small Cap Fund	Russell Global Opportunistic Credit Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund
Goldman, Sachs & Co.	4,614,837		100,000	65,990,823	11,625,057
HSBC Securities, Inc.				15,264,453	5,847,686
Investment Technology Group, Inc.
J.P. Morgan Securities, Inc.	3,337,568		1,328,037	190,366,043	39,541,582
KeyBanc Capital Markets, Inc.	147,350	128,051
Macquarie Group Limited
Merrill Lynch, Pierce, Fenner & Smith, Inc.				24,525,389	14,483,270
Morgan Stanley & Co. Incorporated	182,490			94,743,967	25,294,235
Nomura Bank				490,628
Piper Jaffray & Co.
Royal Bank of Scotland				116,322,696	3,412,610
TD Ameritrade, Inc.	153,762			2,256,099	1,015,779
UBS Securities LLC				33,606,925	3,288,085

Brokers by Commission
Broker	Russell Short Duration Bond Fund	Russell Global Infrastructure Fund	Russell Global Real Estate Securities Fund	Russell Multi-Strategy Alternative Fund	Russell Strategic Call Overwriting Fund
Barclays Capital, Inc.	6,460,000
BNY Mellon Securities LLC
Citigroup Inc.	5,422,803			179,472	548,137
Credit Suisse First Boston Corp.	38,825,835
Deutsche Bank Securities, Inc.	6,549,716
Goldman, Sachs & Co.	5,941,388				325,557
HSBC Securities, Inc.	3,595,253			(135,831)
Investment Technology Group, Inc.
J.P. Morgan Securities, Inc.	23,703,310			44,871,516	731,234
KeyBanc Capital Markets, Inc.
Macquarie Group Limited		454,848
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,490,240
Morgan Stanley & Co. Incorporated	3,960,560	2,705,000
Nomura Bank	907,200		1,951,648	1,378,489
Piper Jaffray & Co.
Royal Bank of Scotland	51,307,018			484,488
TD Ameritrade, Inc.	1,807,017				69,538
UBS Securities LLC	3,700,227		2,000,000	269,602

Brokers by Principal (Zero Commissions)
Broker	Russell U.S. Core Equity Fund	Russell U.S. Defensive Equity Fund	Russell U.S. Dynamic Equity Fund	Russell U.S. Strategic Equity Fund	Russell U.S. Large Cap Equity Fund
AXA Equitable Financial Services, LLC
Barclays Capital, Inc.
BNP Paribas
BNY Mellon Securities LLC	1,504,839		1,378,818	336,056	337,044
Citigroup Inc.	37,532,905		14,052,658	32,779,439	2,186,193

Brokers by Principal (Zero Commissions)
Broker	Russell U.S. Core Equity Fund	Russell U.S. Defensive Equity Fund	Russell U.S. Dynamic Equity Fund	Russell U.S. Strategic Equity Fund	Russell U.S. Large Cap Equity Fund
Credit Suisse First Boston Corp.
Daiwa Securities
Deutsche Bank Securities, Inc.
Goldman, Sachs & Co.			6,156,217	5,776,808
HSBC Securities, Inc.
Investment Technology Group, Inc.
Itau Unibanco
J.P. Morgan Securities, Inc.	20,994,424		16,087,646	22,786,248	3,023,050
KeyBanc Capital Markets, Inc.	1,222,921		3,632,472	2,560,269
Macquarie Group Limited
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,023,516		1,761,480	5,339,428
Mizuho Securities USA Inc.
Morgan Stanley & Co. Incorporated
Nomura Bank
Piper Jaffray & Co.
Royal Bank of Canada
Royal Bank of Scotland
Societe Generale Securities
State Street Global Markets, LLC	10,496,235	1,845,198			1,576,887
Svenska Handelsbanken
TD Ameritrade, Inc.		29,968
UBS Securities LLC
Wells Fargo & Co.	17,100,370	2,038,245	15,240,817	18,789,924	2,628,157

Brokers by Principal (Zero Commissions)
Broker	Russell U.S. Mid Cap Equity Fund	Russell U.S. Small Cap Equity Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund
AXA Equitable Financial Services, LLC			9,019,095
Barclays Capital, Inc.			32,010,428	11,198,221
BNP Paribas			18,465,833	23,529,942
BNY Mellon Securities LLC				20,115,423
Citigroup Inc.			4,037,998	12,815,796	448,622
Credit Suisse First Boston Corp.			8,268,532	27,081,320
Daiwa Securities			593,687	21,598,346
Deutsche Bank Securities, Inc.			14,475,603		573,549
Goldman, Sachs & Co.				6,254,129	10,050,000
HSBC Securities, Inc.			44,160,245	319,964	12,506,043
Investment Technology Group, Inc.		823,744
Itau Unibanco			8,112,166	3,303,828	18,661,935
J.P. Morgan Securities, Inc.			8,722,079	23,161,576
KeyBanc Capital Markets, Inc.		2,249,066
Macquarie Group Limited			708,668		221,531
Merrill Lynch, Pierce, Fenner & Smith, Inc.			4,030,000	7,298,492	1,005,738
Mizuho Securities USA Inc.			840,536

Brokers by Principal (Zero Commissions)
Broker	Russell U.S. Mid Cap Equity Fund	Russell U.S. Small Cap Equity Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund
Morgan Stanley & Co. Incorporated			17,900,000	14,300,000
Nomura Bank			588,771
Piper Jaffray & Co.		1,965,501
Royal Bank of Canada			4,948,578	724,043
Royal Bank of Scotland			9,632,370
Societe Generale Securities			6,432,887
State Street Global Markets, LLC	169,366
Svenska Handelsbanken				2,676,191
TD Ameritrade, Inc.	463,671
UBS Securities LLC			47,059,734
Wells Fargo & Co.				24,813,797

Brokers by Principal (Zero Commissions)
Broker	Russell Tax-Managed U.S. Large Cap Fund	Russell Tax-Managed U.S. Mid & Small Cap Fund	Russell Global Opportunistic Credit Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund
AXA Equitable Financial Services, LLC
Barclays Capital, Inc.				6,280,000	1,219,940
BNP Paribas				3,081,435	2,969,082
BNY Mellon Securities LLC	202,622
Citigroup Inc.	4,011,947		3,532,703	81,929,713	15,959,797
Credit Suisse First Boston Corp.			979,289	42,846,508	18,578,943
Daiwa Securities
Deutsche Bank Securities, Inc.			1,506,645	9,208,549	83,349
Goldman, Sachs & Co.	4,614,837		100,000	65,990,823	11,625,057
HSBC Securities, Inc.				15,264,453	5,847,686
Investment Technology Group, Inc.
Itau Unibanco			378,585	8,434,753	4,683,530
J.P. Morgan Securities, Inc.	3,337,568		1,328,037	190,366,043	39,541,582
KeyBanc Capital Markets, Inc.	147,350	128,051
Macquarie Group Limited
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,734,452			125,222,920	39,293,608
Mizuho Securities USA Inc.
Morgan Stanley & Co. Incorporated	182,490			94,743,967	25,294,235
Nomura Bank				490,628
Piper Jaffray & Co.
Royal Bank of Canada
Royal Bank of Scotland				116,322,696	3,412,610
Societe Generale Securities				48,917	2,690,250
State Street Global Markets, LLC	3,476,460				76,687
Svenska Handelsbanken
TD Ameritrade, Inc.	153,762			2,256,099	1,015,779
UBS Securities LLC				33,606,925	3,288,085
Wells Fargo & Co.	7,606,596			123,428,946	7,662,027

Brokers by Principal (Zero Commissions)
Broker	Russell Short Duration Bond Fund	Russell Global Infrastructure Fund	Russell Global Real Estate Securities Fund	Russell Multi-Strategy Alternative Fund	Russell Strategic Call Overwriting Fund
AXA Equitable Financial Services, LLC
Barclays Capital, Inc.	6,460,000
BNP Paribas	2,901,923
BNY Mellon Securities LLC
Citigroup Inc.	5,422,803			179,472	548,137
Credit Suisse First Boston Corp.	38,825,835
Daiwa Securities				1,559,902
Deutsche Bank Securities, Inc.	6,549,716
Goldman, Sachs & Co.	5,941,388				325,557
HSBC Securities, Inc.	3,595,253			(135,831)
Investment Technology Group, Inc.
Itau Unibanco	5,098,536
J.P. Morgan Securities, Inc.	23,703,310			44,871,516	731,234
KeyBanc Capital Markets, Inc.
Macquarie Group Limited		454,848
Merrill Lynch, Pierce, Fenner & Smith, Inc.	32,108,683		300,000	420,000	496,486
Mizuho Securities USA Inc.				2,258,549
Morgan Stanley & Co. Incorporated	3,960,560	2,705,000
Nomura Bank	907,200		1,951,648	1,378,489
Piper Jaffray & Co.
Royal Bank of Canada
Royal Bank of Scotland	51,307,018			484,488
Societe Generale Securities
State Street Global Markets, LLC
Svenska Handelsbanken
TD Ameritrade, Inc.	1,807,017				69,538
UBS Securities LLC	3,700,227		2,000,000	269,602
Wells Fargo & Co.	13,810,796			336,900	856,164

Investment Restrictions, Policies And CERTAIN INVESTMENTS
Each Fund’s investment objective, with the exception of the Russell U.S. Defensive Equity Fund, Russell International Developed Markets Fund, Russell Investment Grade Bond Fund and Russell Tax Exempt Bond Fund, is “non-fundamental.” Having a non-fundamental investment objective means that it may be changed without the vote of a majority of the outstanding voting securities of the relevant Fund. If a Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be supplemented to reflect the new investment objective. Certain investment policies and restrictions may be, and the investment objectives of the Russell U.S. Defensive Equity Fund, Russell International Developed Markets Fund, Russell Investment Grade Bond Fund and Russell Tax Exempt Bond Fund are, fundamental, which means that they may only be changed with the vote of a majority of the outstanding voting securities of the relevant Fund. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds’ investment objectives are set forth in their Prospectus. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds will look through their respective Subsidiary to the Subsidiary's assets for the purposes of complying with the investment restrictions noted below.

INVESTMENT RESTRICTIONS
Each Fund is subject to the following fundamental investment restrictions.
Unless otherwise stated, all restrictions, percentage limitations and credit quality limitations on Fund investments listed in this SAI apply on a fund-by-fund basis at the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.
No Fund may:
1.	Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated within the meaning of the 1940 Act in securities of issuers in a particular industry or group of industries.
Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction.
This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.
This investment restriction shall not apply to the Russell Global Real Estate Securities Fund.
The Russell Global Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Russell Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. banks having net assets in excess of $100,000,000.
2.	Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.
3.	Purchase or sell commodities (physical commodities for the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds) except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.
This restriction shall not prevent the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds from purchasing or selling commodity-linked derivative instruments and other commodity-linked securities, including swap agreements, commodity-linked structured notes, options, swaptions, futures contracts with respect to indices or individual commodities and options on futures contracts, exchange traded funds and exchange traded notes or from investing in securities or other instruments backed by physical commodities or by indices.
4.	Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.
5.	Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.
6.	Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.
7.	Issue securities senior to the Fund’s presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.
An additional fundamental policy is that the Russell Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.
For purposes of these investment restrictions, the Russell Tax Exempt Bond Fund will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.
With regard to investment restriction 1, above, concentration within the meaning of the 1940 Act refers to the position of the staff of the SEC that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. The Russell Global Real Estate Securities Fund concentrates its investments in real estate securities.  For purposes of this investment restriction, the Russell Global Infrastructure Fund defines an “industry” to be those industries defined by reference to the industry and sub-industry classifications of the Global Industry Classification Standard (“GICs”) methodology.  For all other Funds, “industry” is defined by reference to the Bloomberg Industry Classification Standard (“BICs”) methodology.
With regard to investment restriction 1, above, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. Privately-issued mortgage-backed securities are, however, subject to the Funds’ industry concentration restrictions.
With regard to investment restriction 3, above, this restriction shall not prevent a Fund from entering into swap agreements or swaptions.
With regard to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.
With regard to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1∕3% of total fund assets. The Funds may invest without limit in repurchase agreements, dollar rolls and to-be announced mortgage-backed securities so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.
With regard to investment restriction 7, above, permitted borrowings refer to borrowings by the Funds as permitted by the 1940 Act.
Each Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval):
No Fund may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.
Under the 1940 Act, each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1∕3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1∕3%) of its assets.
The Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.
A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, a Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities RIMCo believes to be consistent with the Fund’s best interests. During a period in which a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.
INVESTMENT POLICIES
The investment objective and principal investment strategies for each of the Funds are provided in their Prospectus. The following discussion describes certain investment strategies that the Funds may pursue and certain types of instruments in which the Funds may invest. The Funds may not invest in all of the instruments listed below. The Funds use investment techniques commonly used by other mutual funds. The instruments and investment strategies listed below are discretionary, which means that RIMCo or the money managers may or may not use them.

Unless otherwise stated, all percentage and credit quality limitations on Fund investments listed in this SAI apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.
The Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity, Russell U.S. Large Cap Equity, Russell U.S. Mid Cap Equity, Russell U.S. Small Cap Equity, Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Tax-Managed U.S. Large Cap, Russell Tax-Managed U.S. Mid & Small Cap, Russell Global Real Estate Securities, Russell Global Infrastructure, Russell Commodity Strategies, Russell Multi-Strategy Alternative and Russell Strategic Call Overwriting Funds are referred to collectively as the “ Equity Funds.”
The Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond, Russell Tax Exempt Bond and Russell Global Opportunistic Credit Funds are referred to collectively as the “ Fixed Income Funds.”
Investment Strategies and Portfolio Instruments.
Each Fund’s principal and certain non-principal investment strategies and the related risks are described in the relevant Fund’s Prospectus. The following discussion provides additional information regarding those investment strategies and risks, as well as information regarding additional non-principal investment strategies and risks. An investment strategy and related risk that is described below, but which is not described in the relevant Fund’s Prospectus, is a non-principal strategy and risk of the Fund.
Cash Reserves and Being Fully Invested. A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may negatively affect a Fund’s performance since securities are sold for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests (“cash reserves”). The cash reserves may also include cash awaiting investment or to pay expenses. The Funds, like any mutual fund, maintain cash reserves. The Funds may increase their cash reserves for risk management purposes, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs. A Fund may hold additional cash in connection with its investment strategy.
The Funds, except the Russell Commodity Strategies, Russell Tax Exempt Bond and Russell Multi-Strategy Alternative Funds, usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed-income securities and/or derivatives (also known as “equitization”), which typically include index futures contracts, exchange-traded fixed-income futures contracts, forwards and swaps. This is intended to cause a Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match a Fund’s benchmark and RIMCo may choose to use the cash equitization process to seek to actively increase or decrease a Fund’s risk exposures. RIMCo may also choose not to equitize all or a portion of a Fund’s cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIMCo may sell equity index put options to seek gains from premiums (cash) received from their sale.
Any remaining cash is invested in short-term investments, including the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC, whose investment objective is to seek to preserve principal and provide liquidity and current income (the “Cash Management Fund”). RIMCo has waived its 0.05% advisory fee with respect to cash invested in the Cash Management Fund. RFSC charges a 0.05% administrative fee on the cash invested in the Cash Management Fund.
The Cash Management Fund invests in a portfolio of high quality U.S. dollar denominated money market securities. The dollar-weighted average maturity of the Cash Management Fund’s portfolio is 90 days or less. The Cash Management Fund primarily invests in (1) securities issued by U.S. and foreign banks; (2) commercial paper, including asset-backed commercial paper, and short-term debt of U.S. and foreign corporations and trusts; (3) bank instruments, including certificates of deposit, Eurodollar certificates of deposit, Eurodollar time deposits and Yankee certificates of deposit; (4) Yankee Bonds; (5) other money market funds; (6) demand notes; (7) repurchase agreements; (8) investment-grade municipal debt obligations; (9) securities issued or guaranteed by the U.S. government or its agencies; (10) variable and floating rate securities and (11) asset backed securities.
Commodity-Linked Derivatives. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds invest in commodity-linked derivative instruments, such as structured notes, swap agreements, commodity options, futures and options on futures. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that commodity-linked derivative investments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.
In selecting investments for the Funds' portfolios, money managers evaluate the merits of commodity-linked derivative instruments based upon such factors as the underlying commodity, futures contract, index or other economic variables that are linked to the instrument, the issuer of the instrument, and whether the principal of the instrument is protected by any form of credit enhancement or guarantee.
The Russell Commodity Strategies Fund's primary method for gaining exposure to the commodities markets is expected to be through commodity-linked structured notes, swap agreements and commodity futures and options, including futures contracts on individual commodities or a subset of commodities and options on them. The Russell Multi-Strategy Alternative Fund’s primary method for gaining exposure to the commodities markets is through derivative instruments (including futures and options contracts with respect to indexes or individual commodities, options on futures contracts, swap agreements and swaptions), exchange traded funds, exchange traded notes and commodity-linked securities. These instruments have one or more commodity-dependent components. Some of these investments are derivative instruments because at least part of their value is derived from the value of an underlying commodity index, commodity futures or option contract, index or other readily measurable economic variable. Each Fund will invest in these instruments directly and indirectly through investments in its Subsidiary, a wholly owned subsidiary of such Fund formed in the Cayman Islands.
Principal Protection. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in commodity-linked instruments. Commodity-linked structured notes and certain other commodity-linked instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Therefore, if the commodity value to which the hybrid instrument is linked declines over the life of the note, a Fund will receive at maturity the face or stated value of the note.
With a principal protected commodity-linked instrument, a Fund would receive at maturity the greater of the par value of the note or the increase in value of the underlying commodity index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity index. This optionality can be added to an instrument, but only for a cost higher than that of a partially protected (or no protection) instrument. A money manager’s decision on whether to use principal protection depends in part on the cost of the protection. In deciding to purchase a note without principal protection, a money manager may consider, among other things, the expected performance of the underlying commodity index, commodity futures contract or other economic variable over the term of the note, the cost of the note, and any other economic factors that the money manager believes are relevant. The Funds will limit commodity-linked notes without principal protection to 10% of their total assets. In addition, the utility of the protection feature depends upon the ability of the issuer to meet its obligation to buy back the security, and therefore depends on the creditworthiness of the issuer.
With full principal protection, the Funds will receive at maturity of the commodity-linked instrument either the stated par value of the commodity-linked instrument, or, potentially, an amount greater than the stated par value if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked has increased in value. Partially protected commodity-linked instruments may suffer some loss of principal if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked declines in value during the term of the commodity-linked instrument. However, partially protected commodity-linked instruments have a specified limit as to the amount of principal that they may lose.
The Funds may also invest in commodity-linked instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity index, futures contract or other economic variable may have declined sufficiently in value such that some or all of the face value of the instrument might not be returned. Some of the instruments that the Funds may invest in may have no principal protection and the instrument could lose all of its value.
The Funds do not currently expect to invest more than 25% of their total assets in structured notes under whose terms the potential loss, either at redemption or maturity, is expected to exceed 50% of the face value of the notes, calculated at the time of investment. The Funds do not currently intend to invest more than 10% of their total assets in notes that mature in more than 19 months.
Hedging Strategies. Financial futures contracts may be used by the Funds, except the Russell Money Market Fund, during or in anticipation of adverse market events such as interest rate changes for the Fixed Income Funds or declining equity prices for the Equity Funds. For example, if interest rates were anticipated to rise or equity prices were anticipated to fall, financial futures contracts may be sold (short hedge), which would have an effect similar to short selling bonds or equities. Once interest rates increase or equity prices fall, securities held in a Fund's portfolio may decline, but the futures contract value may increase, partly offsetting the loss in value of the Fund's securities by enabling the Fund to repurchase the futures contract at a lower price to close out the position.
The Funds may purchase a put and/or sell a call option or enter into an option spread on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Conversely, purchasing a call and/or selling a put option or entering into an option spread on a stock index futures contract may be used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.
Risk Associated with Hedging Strategies. There are certain investment risks involved with using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Russell Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities.  There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.
In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.
Lending Portfolio Securities. A Fund may lend securities to other parties (typically brokers, dealers, banks or other financial institutions) who may need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. By lending its portfolio securities, a Fund attempts to increase its net investment income through investment earnings from collateral received or the receipt of negotiated fees on the securities lent.
Each Fund retains most rights of beneficial ownership, including interest or other distributions on the loaned securities. Any gain or loss in the market price of the securities lent that occurs during the term of the loan would be for the account of the Fund. Voting rights may pass with the lending. A Fund may recall loans to vote proxies if a material issue affecting the investment is to be voted upon. Payments received by a Fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of a Fund’s dividends received by a Fund and distributed to its shareholders may be taxed at the rates generally applicable to long-term capital gains.
If the borrower defaults on its obligations to return the securities lent because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays could be greater for foreign securities. If a Fund is not able to recover the securities lent, a Fund may sell the collateral and purchase a replacement security in the market. The value of the collateral could decrease below the value of the replacement security or the value of the replacement security could increase above the value of the collateral by the time the replacement security is purchased.
The Funds invest cash collateral received, at each Fund’s own risk, in an unregistered short-term investment fund advised by RIMCo. Income generated from the investment of the cash collateral is first used to pay any negotiated rebate to the borrower of the securities then to pay for lending transaction costs. Any remaining income is divided between the Fund and the unaffiliated lending agent.
A Fund may incur costs or possible losses in excess of the interest income and fees received in connection with securities lending transactions. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus any negotiated rebate to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.
No Fund may lend portfolio securities in an amount that exceeds 33 1∕3% of total fund assets.

Management of Portfolio Characteristics. As described in the Prospectus, RIMCo may manage Fund assets directly to modify a Fund’s overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for a Fund. RIMCo monitors and assesses Fund characteristics, including risk, using a variety of measurements, such as tracking error or duration, and may seek to manage Fund characteristics consistent with a Fund’s investment objectives and strategies. Fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, sector, style, industry, currency, credit or mortgage exposure or country risk, yield curve positioning or interest rates) or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for a Fund. RIMCo may use an index replication or sampling strategy by selecting an index which represents the desired exposure, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposure. Based on this, for the portion of a Fund’s assets directly managed by RIMCo, RIMCo may purchase common stocks, exchange traded funds, exchange traded notes, short-term investments or derivatives, including futures, forwards, options and/or swaps for the Equity Funds or fixed-income securities, derivatives (including swaps, forwards and futures) or currencies for the Fixed Income Funds, in order to seek to achieve the desired risk/return profile for a Fund. For the Funds RIMCo may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described in “Cash Reserves and Being Fully Invested” to manage Fund characteristics. For the Fixed Income Funds, RIMCo may also enter into foreign exchange currency forwards to hedge currency exposure from a money manager’s investment in fixed income securities denominated in local currency.
Illiquid and Restricted Securities. No more than 15% of a Fund's (other than the Russell Money Market Fund) net assets will be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value. The Russell Money Market Fund will not invest in illiquid securities.
The Board of the Funds has adopted procedures to permit each Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”); (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section 4(2) of the Securities Act (“Section 4(2) Paper”); (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United States government or its agencies and instrumentalities (collectively, “Eligible MBS”); (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations (collectively, “Municipal Lease Obligations”); and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days (“Demand Feature Securities”).
The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.
Interfund Lending. The Funds have been granted permission from the SEC to participate in a joint lending and borrowing facility (the “Credit Facility”). The Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. A Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the Portfolio Manager determines it is in the best interest of that Fund. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice and may be repaid on any day by the borrowing fund. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the lending Fund could result in reduced returns and/or additional borrowing costs.
When-Issued Securities and Delayed-Delivery Transactions. A Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a “when-issued” transaction or “forward commitment”) or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. The Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage but may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and may realize short-term profits or losses upon such sale. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When effecting such transactions, liquid assets of the Fund, in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. When-issued and delayed-delivery transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Additionally, under certain circumstances, the Russell Global Opportunistic Credit, Russell Global Infrastructure, Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets and Russell Multi-Strategy Alternative Funds may occasionally engage in “free trade” transactions in which delivery of securities sold by the Fund is made prior to the Fund’s receipt of cash payment therefor or the Fund’s payment of cash for portfolio securities occurs prior to the Fund’s receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. “Free trade” transactions involve the risk of loss to a Fund if the other party to the “free trade” transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.
Investment Company Securities and Pooled Investment Vehicles. The Funds may invest in securities of other open-end or closed-end investment companies. If a Fund invests in other investment companies, shareholders will bear not only their proportionate share of the Fund’s expenses (including operating expenses and the advisory fee paid by the Fund to RIMCo), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the Funds but also to the portfolio investments of the underlying investment companies.
Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investments in the securities of companies listed and traded on the stock exchanges in these countries are permitted through pooled investment vehicles or investment funds that have been specifically authorized.
Exchange Traded Funds or “ETFs.” The Funds, other than the Russell Money Market Fund, may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500® or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a Fund exposure to the securities comprising the index on which the ETF is based, and the Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, if a Fund invests in an ETF, an investor in the Fund will indirectly bear the fees and expenses of the underlying ETF.
Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. The Funds may invest in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. The Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs may not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the Fund trades at a discount to net asset value, the Fund could lose money even if the securities in which the ETF invests go up in value.
Short Sales. The Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity and Russell Multi-Strategy Alternative Funds may utilize short selling strategies. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. The proceeds of the short sale will be retained as collateral in a segregated account for the broker’s benefit at the Fund’s custodian, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).
Short Sales “Against the Box.” The Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity and Russell Multi-Strategy Alternative Funds may utilize a short sale that is “against the box.” A short sale is “against the box” to the extent that a Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. Not more than 10% of a Fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time. The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in a Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns. There will be certain additional transaction costs associated with short sales against the box, but a Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.
Foreign Securities
Investment in Foreign Securities. The Funds, except the Russell Strategic Call Overwriting and Russell Money Market Funds, may invest in foreign (non-U.S.) securities traded on U.S. or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, a Fund may tend to have a greater exposure to liquidity risk.
Investment in Emerging Markets. The Equity Funds, except the Russell Strategic Call Overwriting Fund, may invest in emerging markets stocks. The Fixed Income Funds and the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in the following types of emerging market debt: bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. As a general rule, the Funds consider emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Foreign investment may include emerging market stock and emerging market debt.
Risks Associated with Emerging Markets. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. As a result, emerging market governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, along with other factors, could result in ownership registration being completely lost. The Funds would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds’ foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Funds’ foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced devaluations relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.
Foreign Government Securities. Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of “quasi-government agencies” and debt securities denominated in multinational currency units of an issuer.
The recent global economic crisis brought several governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. For example, the governments of Greece, Spain, Portugal, and the Republic of Ireland have all recently experienced large public budget deficits, the effects of which remain unknown and may slow the overall recovery of economies from the recent global economic crisis. In addition, due to large public deficits, some countries may be dependent on assistance from other governments and institutions or multilateral agencies and offices. Such assistance may require a country to implement reforms or reach a certain level of performance. If a country receiving assistance fails to reach certain objectives or receives an insufficient level of assistance it could cause a deep economic downturn which could significantly affect the value of a Fund’s investments.
Privatizations. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in privatizations (i.e., foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.
Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants). The Fixed Income Funds and the Russell Global Equity, Russell International Developed Markets, Russell Emerging Markets and Russell Global Infrastructure Funds may invest in local access products. Local access products, also called participation notes, are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. The instruments may or may not be traded on a foreign exchange. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be exercisable in the American style, which means that they can be exercised at any time on or before the expiration date of the instrument, or exercisable in the European style, which means that they may be exercised only on the expiration date. Local access products have an exercise price, which is fixed when they are issued.
Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to Counterparty risk, liquidity risk, currency risk and the risks associated with investment in foreign securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the local access products may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the local access products may become worthless resulting in a total loss of the purchase price.
Equity Linked Notes. The Russell Global Equity, Russell International Developed Markets, Russell Emerging Markets and Russell Multi-Strategy Alternative Funds may invest in equity linked notes, which are instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index. The principal payable at maturity is based on the current price of the linked security, basket or index. Equity linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and Counterparty risk.
Foreign Currency Exchange. Since the Funds, except the Russell Strategic Call Overwriting and Russell Money Market Funds, may invest in securities denominated in currencies other than the U.S. dollar, and since the Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Funds may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.
Equity Securities
Common Stocks. The Funds may invest in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the entity, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.
Preferred Stocks. The Funds may invest in preferred stocks, which are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are “cumulative,” meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are “participating” and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.

Convertible Securities. The Funds may invest in convertible securities, which entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. (“Moody's”), BB or lower by Standard & Poor's Ratings Group (“S&P”) or BB+ or lower by Fitch Investors Services, Inc. (“Fitch”) and may also purchase non-rated securities considered by a money manager to be of comparable quality. Although a money manager selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Funds, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.
Rights and Warrants. The Funds may invest in rights and warrants. Rights and warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but typically have shorter durations and are offered to current stockholders of the issuer. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.
Real Estate Investment Trusts or “REITs.” The Equity Funds may invest in REITs. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. For the Russell Global Real Estate Securities Fund, it is anticipated, although not required, that under normal circumstances a majority of the Fund’s investments in REITs will consist of securities issued by equity REITs.
A Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. Mortgage REITs may be affected by the creditworthiness of the borrower. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. A Fund's investments in REITs is also subject to changes in availability of debt financing, heavy cash flow dependency, tenant defaults, self-liquidation, and, for U.S. REITs, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the “Code”) or failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
Depositary Receipts. The Equity Funds may hold securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of a Fund’s investment policies, the Fund’s investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.
ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-U.S. company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Funds may invest in sponsored and unsponsored ADRs.
“Special Situation” Companies. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in “special situation companies.” “Special situation companies” are companies involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. The Funds believe, however, that if a money manager analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, it may assist the Funds in achieving their investment objectives. There can be no assurance, however, that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated.
Investment in Unseasoned Companies. The Equity Funds may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.
Master Limited Partnerships (“MLPs”). The Equity Funds may invest in MLPs. An MLP is a publicly traded limited partnership. Holders of MLP units have limited control on matters affecting the partnership. An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes.
Debt Instruments and Money Market Instruments
To the extent a Fund invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. A Fund's investments in debt securities with longer terms to maturity are subject to greater volatility than a Fund’s shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.
U.S. Government Obligations. The types of U.S. government obligations the Funds may purchase include: (1) a variety of U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills that at time of issuance have maturities of one year or less, (b) U.S. Treasury notes that at time of issuance have maturities of one to ten years and (c) U.S. Treasury bonds that at time of issuance generally have maturities of greater than ten years; and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality or (d) the credit of the agency or instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future since it is not obligated to do so by law. Accordingly, such U.S. government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating or variable rate U.S. government obligations. The Funds may purchase U.S. government obligations on a forward commitment basis.
The Fixed Income Funds and the Russell Multi-Strategy Alternative and Russell Money Market Funds may also purchase Treasury Inflation Protected Securities (“TIPS”). TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index. As changes occur in the inflation rate, as represented by the Consumer Price Index, the value of the security’s principal is adjusted by the same proportion. If the inflation rate falls, the principal value of the security will be adjusted downward, and consequently, the interest payable on the securities will be reduced.
STRIPS. The Fixed Income Funds and the Russell Multi-Strategy Alternative and Russell Money Market Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. See “Zero Coupon Securities” below for a fuller discussion of such securities. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.
Repurchase Agreements. The Fixed Income Funds and the Russell Multi-Strategy Alternative, Russell Strategic Call Overwriting and Russell Money Market Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. Subject to the overall limitations described in “Illiquid Securities,” a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days. The Russell Money Market Fund will only enter into repurchase agreements collateralized by U.S. government or agency obligations.
Risk Factors. The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. It is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.
Reverse Repurchase Agreements and Dollar Rolls. The Fixed Income Funds and the Russell Multi-Strategy Alternative and Russell Money Market Funds may enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker–dealer in return for a percentage of the portfolio security’s market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements are subject to the risk that the other party may fail to return the security in a timely manner or at all. A Fund may lose money if the market value of the security transferred by the Fund declines below the repurchase price. Reverse repurchase agreements may be considered a form of borrowing for some purposes. The Russell Money Market Fund will only enter into reverse repurchase agreements collateralized by U.S. government or agency obligations.
The Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may purchase dollar rolls. A “dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, a Fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
A Fund's obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.
Successful use of mortgage dollar rolls depends on a Fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that market value of the securities a Fund is required to purchase may decline below the agreed upon repurchase price.
Corporate Debt Securities. The Funds may invest in debt securities, such as convertible and non-convertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. The Russell Money Market Fund may invest only in debt securities that are guaranteed under current or future government programs. Investments in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer’s equity securities. The Funds may also invest in debt securities that are accompanied by warrants which are convertible into the issuer’s equity securities, which have similar characteristics. See “Equity Securities” above for a fuller description of convertible securities.
The Fixed Income Funds, Russell Global Infrastructure Fund and Russell Multi-Strategy Alternative Fund may invest in corporate debt securities issued by infrastructure companies.
Securities Issued in Connection with Reorganizations and Corporate Restructuring. In connection with reorganizing or restructuring of an issuer or its capital structure, an issuer may issue common stock or other securities to holders of debt instruments. A Fixed Income Fund or the Russell Multi-Strategy Alternative Fund may hold such common stock and other securities even though it does not ordinarily purchase or may not be permitted to purchase such securities.
Zero Coupon Securities. The Fixed Income Funds and the Russell Multi-Strategy Alternative and Russell Money Market Funds may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.
Government Zero Coupon Securities. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in (i) government securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and (iii) receipts or certificates representing interests in stripped government securities and coupons (collectively referred to as “Government zero coupon securities”).
Mortgage-Related And Other Asset-Backed Securities.
The forms of mortgage-related and other asset-backed securities the Fixed Income Funds, Russell Commodity Strategies, Russell Multi-Strategy Alternative and Russell Money Market Funds may invest in includes the securities described below.  The Russell Money Market Fund may invest only in mortgage-related and other asset-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities.
Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest which in effect are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home

Loan Banks, and the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.
Collateralized Mortgage Obligations. Collateralized mortgage obligations (“CMOs”) are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or “tranches”), with each class bearing a different stated maturity.
Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.
To-Be-Announced Mortgage-Backed Securities. As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced mortgage-backed security (a “TBA”) at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, a Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs are subject to the risk that the underlying mortgages may be less favorable than anticipated by a Fund.
Risk Factors. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying instruments. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes and other risks than governmental issues. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, greater credit risk or different underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments, which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.
Structured Investment Vehicles. Certain investments in derivatives, including structured instruments as well as investments in mortgage-backed securities and asset-backed securities, involve the purchase of securities from structured investment vehicles (SIVs). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. SIVs are often leveraged and securities issued by SIVs may have differing credit ratings. Investments in SIVs present Counterparty risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, less liquid and more difficult to price accurately than other types of investments.
Because SIVs depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the SIVs may have to liquidate assets at a loss. Also, with respect to SIVs assets in finance companies, a Fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Fund.
Collateralized Loan Obligations. The Fixed Income Funds and the Russell Multi-Strategy Alternative and Russell Money Market Funds may invest in collateralized loan obligations (“CLOs”). CLOs are special purpose entities which are collateralized mainly by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees. Payments of principal and interest are passed through to investors in a CLO and divided into several tranches of rated debt securities and typically at least one tranche of unrated subordinated securities, which may be debt or equity (“CLO Securities”). CLO Securities generally receive some variation of principal and/or interest installments and, with the exception of certain subordinated securities, bear different interest rates. If there are defaults or a CLO’s collateral otherwise underperforms, scheduled payments to senior tranches typically take priority over less senior tranches.
Risk Factors.
In addition to normal risks associated with debt obligations and fixed income and/or asset-backed securities as discussed elsewhere in this SAI and the Prospectus (e.g., credit risk, interest rate risk, market risk, default risk and prepayment risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) the Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
A CLO’s investments in its underlying assets may be CLO Securities that are privately placed and thus are subject to restrictions on transfer to meet securities law and other legal requirements. In the event that any Fixed Income Fund or the Russell Multi-Strategy Alternative Fund does not satisfy certain of the applicable transfer restrictions at any time that it holds CLO Securities, it may be forced to sell the related CLO Securities and may suffer a loss on sale. CLO Securities generally will be considered illiquid as there may be no secondary market for the CLO Securities.
Loans and Other Direct Indebtedness. The Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may purchase loans or other direct indebtedness, or participations in loans or other direct indebtedness, that entitle the acquiror of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. This includes debtor-in-possession financing for companies currently going through the bankruptcy process. In addition to being structured as secured or unsecured, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by banks or other financial institutions or lending syndicates.
Risk Factors. Loans and other direct indebtedness involve the risk that a Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand. These commitments may require a Fund to increase its investment in a company at a time when that Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times hold and segregate liquid assets in an amount sufficient to meet such commitments.
As a Fund may be required to rely upon another lending institution to collect and pass onto the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.
In purchasing loans or loan participations, a Fund assumes the credit risk associated with the borrower and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.
Credit Linked Notes, Credit Options and Similar Instruments. The Russell Global Opportunistic Credit Fund and the Russell Multi-Strategy Alternative Fund may invest in credit linked notes, credit options and similar instruments. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve counterparty risk.
Brady Bonds. The Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may invest in Brady Bonds, the products of the “Brady Plan,” under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily U.S.-dollar) and are actively traded on the over-the-counter market.
Bank Instruments. The Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may invest in bank instruments, which include Eurodollar certificates of deposit (“ECDs”), Eurodollar time deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”).
Risk Factors. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. and foreign banks; ETDs are U.S. dollar denominated time deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.
Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information.
High Yield Bonds. The Funds, except the Russell Investment Grade Bond and Russell Strategic Call Overwriting Funds, may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”), which include securities rated BBB- or lower by S&P, Baa3 or lower by Moody’s or BBB- or lower by Fitch (using highest of split ratings), or in unrated securities judged by the money managers to be of similar credit quality to those designations. Securities rated BBB- by S&P, Baa3 by Moody’s or BBB- by Fitch are the lowest ratings which are considered “investment grade,” although Moody’s considers securities rated Baa3, S&P considers bonds rated BBB- and Fitch considers bonds rated BBB-, to have some speculative characteristics.
Risks Associated with High Yield Bonds. Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates.

Lower rated or unrated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower rated debt securities are often less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn, for example, could cause a sharper decline in the prices of lower rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of lower rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery and may not recover the full amount or any of its investment.
In addition, the markets in which lower rated or unrated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund’s shares. While such debt may have some quality and protective characteristics, these are generally outweighed by large uncertainties or major risk exposure to adverse conditions.
Securities rated BBB- by S&P, Baa3 by Moody’s or BBB by Fitch may involve greater risks than securities in higher rating categories. Securities receiving S&P’s BBB- rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see “Ratings of Debt Instruments.”
Securities possessing Moody’s Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security are judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.
Securities possessing Fitch’s BBB- rating indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.
The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates.
Auction Market and Remarketed Preferred Stock. The Fixed Income Funds and the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may purchase certain types of auction market preferred stock (“AMPS”) or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing, which are typically held weekly, is successful. If the auction or remarketing fails, the holder of certain types of AMPS or RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or Counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.
Alternative Minimum Tax Bonds. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in “Alternative Minimum Tax Bonds,” which are certain bonds issued after August 7, 1986 to finance certain non-governmental activities. While the income from Alternative Minimum Tax Bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal individual and corporate “alternative minimum tax.” The alternative minimum tax is a special tax that applies to taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Bonds acquired by a Fund may be lower than those from other Municipal Obligations acquired by the Fund due to the possibility of federal, state and local alternative minimum or minimum income tax liability on Alternative Minimum Tax Bonds.
Event-Linked Bonds. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in “event-linked bonds.” Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other onshore or offshore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.
Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds' investments in fixed income securities may include deferred interest, pay-in-kind (“PIK”) and capital appreciation bonds. Deferred interest and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of deferred interest, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.
PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to deferred interest bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can be either senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.
Deferred interest, capital appreciation and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, a Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, a Fund is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual, a Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Fund. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable.
Municipal Debt Instruments.
The recent economic downturn and budgetary constraints have made municipal securities more susceptible to downgrade, default and bankruptcy. In addition, difficulties in the municipal securities markets could result in increased illiquidity, price volatility and credit risk, and a decrease in the number of municipal securities investment opportunities. The value of municipal securities may also be affected by uncertainties involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. These uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities.
Municipal Obligations and Bonds. The Russell Money Market Fund, Fixed Income Funds and the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in “municipal obligations.” Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. The Russell Money Market Fund may invest only in municipal obligations that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications—General Obligation Bonds and Revenue Bonds.
General Obligation Bonds – are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest.
Revenue Bonds – are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.
Industrial Development Bonds – are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.
Municipal obligations include the obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions, such as the U.S. Virgin Islands and Guam. General obligations and/or revenue bonds of issuers located in U.S. territories may be affected by political, social and economic conditions in such U.S. territories. The sources of payment for such obligations and the marketability thereof may be affected by financial and other difficulties experienced by such issuers. Puerto Rico’s economy has been in a recession since late 2006, which has contributed to reduced government revenues. In addition, Puerto Rico has high levels of national debt and in 2013 its general obligation credit rating was lowered by Fitch to BBB-, which is the lowest investment grade category. The market prices and yields of Puerto Rican general obligations may be adversely affected by the ratings downgrade and any future downgrades. There can be no assurance that current or future economic difficulties in Puerto Rico will not adversely affect the market value of Puerto Rico municipal obligations or the ability of particular issuers to make timely payments of debt service on these obligations. Guam’s economy depends in large measure on tourism and the U.S. military presence, each of which is subject to uncertainties as a result of global economic, social and political events. Any reduction in tourism or the U.S. military presence could adversely affect Guam’s economy. Tourism accounts for a substantial portion of the U.S. Virgin Islands’ gross domestic product. A weak economy, war, epidemic outbreaks or the threat of terrorist activity, among other influences that are beyond the control of the territory, can adversely affect its tourism.
Municipal Notes. The Russell Money Market Fund, Fixed Income Funds and the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in municipal notes. The Russell Money Market Fund may invest only in municipal notes that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:
Tax Anticipation Notes – issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.
Bond Anticipation Notes – issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.
Revenue Anticipation Notes – issued in expectation of receipt of other types of revenues such as certain federal revenues.

Construction Loan Notes – sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.
Pre-Refunded Municipal Bonds – bonds no longer secured by the credit of the issuing entity, having been escrowed with U.S. Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.
Tax Free Commercial Paper – a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.
Variable Rate Demand Notes – long-term, taxable, or tax-exempt bonds issued on a variable rate basis that can be tendered for purchase at par whenever rates reset upon contractual notice by the investor. The bonds tendered are then resold by the remarketing agent in the secondary market to other investors. Variable Rate Demand Notes can be converted to a long term fixed rate security upon appropriate notice by the issuer. The Funds’ money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds.
Tax Free Participation Certificates – tax free floating, or variable rate demand notes which are issued by a municipal or governmental entity that sells a participation in the note. They are usually purchased by the Russell Tax Exempt Bond, Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the participation certificates.
A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days’ notice for all or any part of the full principal amount of the Fund’s participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.
The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.
Puts, Stand-by Commitments and Demand Notes. The Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may purchase municipal obligations with the right to a “put” or “stand-by commitment.” A “put” on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price or yield on certain dates or within a specified period prior to maturity.
The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds’ money managers believe continually satisfy the Funds’ credit quality requirements.
The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may also invest in demand notes and the Russell Multi-Strategy Alternative and Russell Money Market Funds may invest in variable rate demand notes that are supported by credit and liquidity enhancements from U.S. government agencies. Demand notes are obligations with the right to a “put,” obligating the provider of the put to buy the security within a specified time and at an agreed upon price. Variable rate demand notes are floating rate instruments with terms of as much as 40 years which pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. Liquidity is provided with a put feature, which allows the holder to put the security at par plus accrued interest on any interest rate reset date, usually with one or seven days notice. Variable rate demand notes almost always have credit enhancement in the form of either a letter of credit or bond insurance.

The Funds may purchase floating or variable rate municipal obligations, some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days’ notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.
Risk Factors. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. A seller may be unable to honor a put or stand-by commitment for financial reasons. Restrictions in the buy back arrangement may not obligate the seller to repurchase the securities or may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. (See “Certain Investments—Municipal Notes—
Tax Free Participation Certificates.”)
Variable Amount Master Demand Notes. The Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (may be subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.
Variable and Floating Rate Securities. The Fixed Income Funds and the Russell Commodity Strategies, Russell Multi-Strategy Alternative and Russell Money Market Funds may invest in variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90-day U.S. Treasury Bill, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed–income obligations with a fixed interest rate.
The Funds may purchase variable rate U.S. government obligations which are instruments issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than every 762 days (397 days for the Russell Money Market Fund). Variable rate U.S. government obligations whose interest rates are readjusted no less frequently than every 762 days (397 days for the Russell Money Market Fund) will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The Russell Money Market Fund may invest only in variable rate securities, and only in those variable rate securities that are backed by the full faith and credit of the U.S. government, its agencies or instrumentalities.
Commercial Paper. The Russell Money Market Fund, Fixed Income Funds and the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in commercial paper, which consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Russell Money Market Fund may invest only in asset-backed commercial paper that is issued or guaranteed by the U.S. government, its agencies or instrumentalities.
Asset-Backed Commercial Paper. The Russell Money Market Fund, Fixed Income Funds and the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in asset-backed commercial paper. This is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date. The Russell Money Market Fund may invest only in asset-backed commercial paper that is issued or guaranteed by the U.S. government, its agencies or instrumentalities.
Indexed Commercial Paper. The Fixed Income Funds and the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in indexed commercial paper, which is U.S.-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

While such commercial paper entails risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.
Credit and Liquidity Enhancements. The Russell Money Market Fund, Fixed Income Funds and the Russell Commodity Strategies Fund may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of these institutions could cause losses to the Funds that invest in these securities and may affect their share price.
Funding Agreements. The Fixed Income Funds and the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in various types of funding agreements. A funding agreement is an obligation of indebtedness negotiated privately between an investor and an insurance company. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by the Fund may be regarded as illiquid and therefore will be subject to the Fund’s limitation on illiquid investments.
Investment in a Subsidiary by the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds
Each of the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds will invest up to 25% of its total assets in the shares of its respective wholly owned and controlled Subsidiary. Investments in their respective Subsidiaries are expected to provide the Funds with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent IRS rulings, as discussed below under “Taxes-Tax Treatment of Commodity-Linked Swaps and Structured Notes.” The Subsidiary of the Russell Commodity Strategies Fund is managed by RIMCo and advised by the Fund’s money managers, and has the same investment objective as the Russell Commodity Strategies Fund. The Subsidiary of the Russell Commodity Strategies Fund may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on them (unlike the Russell Commodity Strategies Fund, which may not invest without limitation in such investments). The Subsidiary of the Russell Multi-Strategy Alternative Fund is managed by RIMCo and advised by certain of the Fund’s money managers. The Subsidiary of the Russell Multi-Strategy Alternative Fund may invest without limitation in commodity-linked securities and derivative instruments (including futures and options contracts with respect to indexes or individual commodities, options on futures contracts, swap agreements and swaptions), exchange traded funds, exchange traded notes and commodity-linked structured notes (unlike the Russell Multi-Strategy Alternative Fund, which may not invest without limitation in such instruments). However, each Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as its respective Fund, including the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. Each Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by its respective Fund. Each Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. Each Fund is the sole shareholder of its respective Subsidiary, and it is not currently expected that shares of either Subsidiary will be sold or offered to other investors.
By investing in their respective Subsidiaries, the Funds are indirectly exposed to the risks associated with their respective Subsidiary’s investments. The derivatives and other investments held by each Subsidiary are subject to the same risks that would apply to similar investments if held directly by the Funds. Although the Funds may enter into commodity-linked derivative instruments directly, each Fund will likely gain exposure to these derivative instruments indirectly by investing in its respective Subsidiary. To the extent that a money manager believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, a Fund’s investment in its respective Subsidiary will likely increase. Each Subsidiary will also invest in fixed income instruments, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions.
Subject to its investment management agreement with each Subsidiary, RIMCo selects money managers for each Subsidiary, allocates Subsidiary assets among money managers, oversees the money managers and evaluates their performance results. Each Subsidiary’s money managers select the individual portfolio securities for the assets assigned to them. Neither RIMCo nor the money managers receive any additional compensation for doing so. Each Subsidiary also has entered into an administration agreement with RFSC, pursuant to which RFSC provides certain administrative services for each Subsidiary, but receives no additional compensation for doing so. Each Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and accounting agent services with the same or with affiliates of the same service providers that provide those services to the Funds.

Neither Subsidiary is registered under the 1940 Act, and, although each Subsidiary is subject to the same fundamental, non-fundamental and certain other investment restrictions as its respective Fund, neither Subsidiary is subject to all the investor protection of the 1940 Act. However, each Fund wholly owns and controls its respective Subsidiary, and each Fund and its respective Subsidiary are managed by RIMCo, making it unlikely that either Subsidiary will take action contrary to the interests of its respective Fund and the Fund’s shareholders. The Funds' Board of Trustees has oversight responsibility for the investment activities of the Funds, including each Fund’s investment in its respective Subsidiary, and each Fund’s role as sole shareholder of its respective Subsidiary. As noted above, each Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as its respective Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Funds and/or their respective Subsidiaries to operate as described in the Prospectus and the SAI and could adversely affect each Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Other Financial Instruments Including Derivatives
Options, Futures and Other Financial Instruments. The Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Funds' investments or, in certain circumstances, for investment purposes (e.g., as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments may expose a Fund to an obligation to another party. The Funds will not enter into any such transaction unless it owns (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.
Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets.
Options And Futures. The Funds, other than the Russell Money Market Fund, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and purchase and sell interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with a Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be “covered” or “secured” and that futures contracts and options on futures contracts will be used for the purposes of hedging or effecting a Fund's permitted investment strategies).
Options On Securities and Indexes. Each Fund, other than the Russell Money Market Fund, may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
Exchange-listed options are issued by a regulated intermediary, such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

Over-the-counter options (“OTC Options”) are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.
Many OTC Options will eventually be exchange-traded and cleared. Although these changes are expected to decrease the Counterparty risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free. Where OTC Options remain uncleared, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, RIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers” or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a minimum long-term Counterparty credit rating, including reassignments, of BBB- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) or determined to be of equivalent credit by RIMCo or the money manager for the Fund.
An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price, in the case of a call option, or to pay the exercise price upon delivery of the underlying security, in the case of a put option. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in a specific security.
A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate positively to one another.
A Fund will write call options and put options only if they are “covered.” In the case of written call options, the option is “covered” if the Fund (a) owns the security underlying the call or purchases a call option on the same security or index as the call written (i) with a strike price no greater than the strike price of the call option sold or (ii) if the strike price is greater, the Fund segregates liquid assets equal to the difference in value or (b) has segregated liquid assets equal in value to the market value of the underlying security or index, less any margins on deposit. A written put option is covered if the Fund (a) sells the underlying security short at a price at least equal to the strike price or (b) holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid segregated assets.
If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long- or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.
Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration).
A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option. If the cost of the closing option is more than the premium received from writing the option, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain. If the premium received from a closing sale transaction is less than the premium paid to purchase the option, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short- or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the last bid.
Risks Associated With Options On Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security increase above the exercise price. It also retains a risk of loss on the underlying security should the price of the underlying security decrease. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.
If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.
Options on Foreign Currency. A Fund, except the Russell Strategic Call Overwriting Fund, may buy and sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with a Fund's investment objectives and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. OTC Options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.
Futures Contracts And Options On Futures Contracts. A Fund may invest in interest rate futures contracts, foreign currency futures contracts, Eurodollar futures or stock index futures contracts, and options thereon that are traded on a U.S. or foreign exchange or board of trade or over-the-counter. An interest rate or foreign currency contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500®) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500®; the Russell 2000®; Nikkei 225; CAC-40; FTSE 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future. Eurodollar futures are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate (“LIBOR”). In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.
A Fund may use futures contracts for both hedging purposes and to effect investment transactions consistent with its investment objective and strategies. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. In addition, a Fund may use futures contracts to create equity exposure for its cash or, conversely, to reduce market exposure. See “Cash Reserves and Being Fully Invested” and “Hedging Strategies” for a fuller description of these strategies.
Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.
A Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.
There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or an option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.
When a purchase or sale of a futures contract is made by a Fund , the Fund is required to deposit with the broker a specified amount of cash or U.S. government securities (“initial margin”). The initial margin required for a futures contract is set by the exchange on which the contract is traded and, in certain cases, by the Fund's futures commission merchant (“FCM”). The required margin may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits.
A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund , but is instead a settlement between the Fund and the FCM of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.
A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.
Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations. In the case of transactions, if any, involving certain regulated futures contracts, any gain or loss arising from the lapse, closing out or exercise of such positions generally will be treated as 60% long-term and 40% short-term capital gain or loss. In addition, at the close of each taxable year, such positions generally will be marked-to-market (i.e., treated as sold for fair market value), and any resulting gain or loss will be treated as 60% long-term and 40% short-term capital gain or loss.
Limitations On Use Of Futures and Options on Futures Contracts.
A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system. With respect to futures contracts that are required to cash settle, a Fund will at all times maintain liquid, segregated assets equal to or greater than the Fund's daily marked to market (net) obligation, if any (less any margin or deposit). With respect to futures contracts that are not required to cash settle, a Fund will maintain liquid, segregated assets equal to or greater than the notional value of the futures contract (less any margin or deposit). A Fund is not required to segregate liquid assets if the purchase or sale of a futures contract is “covered” by a substantially similar security. For a discussion of how to cover a written call or put option on a futures contract, see “Options on Securities and Indexes” above.
The Funds, other than the Russell Multi-Strategy Alternative and Russell Commodity Strategies Funds, are limited in entering into futures contracts and options on futures contracts to positions which constitute “bona fide hedging” positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non- “bona fide hedging” purposes, to positions for which (a) the aggregate initial margins and premiums required to establish non-hedging positions in futures and options when aggregated with the independent amounts required to establish non-hedging positions in swaps, less the amount by which any such options are “in-the-money,” do not exceed 5% of the Fund's net assets after taking into account unrealized profits and losses on those positions or (b) the aggregate net notional value of such instruments does not exceed 100% of the Fund's net assets, after taking into account unrealized profits and losses on those positions. RIMCo is registered as a commodity pool operator with the CFTC with regard to the Russell Multi-Strategy Alternative and Russell Commodity Strategies Funds.  Therefore, these two Funds are not subject to the limitations on investments in futures, options and swaps discussed above.
Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate or other trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. As a result, there can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.
Foreign Currency Futures Contracts. The Funds, except the Russell Strategic Call Overwriting Fund, are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar or other currencies or to effect investment transactions consistent with the Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.
Forward Foreign Currency Exchange Transactions (“Forward Currency Contracts”). The Funds, except the Russell Strategic Call Overwriting Fund, may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds' investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, to the extent that such contracts are not “covered” by liquid underlying investments in the respective foreign currency or a “proxy” currency, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds' portfolios. Forward currency transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.
At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund , at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.

Upon maturity of a forward currency contract, a Fund may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will be available to the Funds.
The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.
If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for a given year.
Many foreign currency forwards will eventually be exchange-traded and cleared as discussed further below. Although these changes are expected to decrease the Counterparty risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, as with foreign currency futures contracts, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.
The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager’s special skills and experience with respect to such instruments and usually depends on the money manager’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.
A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.
Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, forward currency contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.
Swap Agreements and Swaptions. The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund enters into a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (e.g., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including equity index, interest rate, credit and currency swaps. Equity index swaps are agreements where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Interest rate swaps are agreements that can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are agreements which allow the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the Counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a “net basis.” The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that a Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement related to the transaction.
The Funds may enter into swap agreements with Counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap agreement unless the Counterparty has a minimum senior unsecured credit rating or long term Counterparty credit rating, including reassignments, of BBB- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.
There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Funds or the ability of the Funds to continue to implement their investment strategies. The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Funds is impossible to predict, but could be substantial and adverse.
In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law by President Obama on July 21, 2010. The Dodd-Frank Act is changing the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a new legislative framework for over-the-counter (“OTC”) derivatives, including financial instruments, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivatives transactions. The CFTC and SEC have approved joint final rules and interpretations that further define the terms “swap” and “security-based” swap and govern “mixed swaps” (the “Swap Definitions”). Under the Swap Definitions, the term “swap” includes foreign exchange forwards and OTC foreign exchange options, among other OTC contracts. The occurrence of the effective date for the Swap Definitions triggered numerous effective and compliance dates for other rules promulgated by the CFTC and SEC under the Dodd-Frank Act. The Swap Definitions are broad, and encompass a number of transactions that were historically not subject to CFTC or SEC regulation. The impact of the effectiveness of the Swap Definitions along with the implementation of the various other rules contingent on the promulgation of the Swap Definitions is impossible to predict, but could be substantial and adverse.
Provisions in the Dodd-Frank Act include new registration, recordkeeping, capital and margin requirements for “swap dealers” and “major swap participants” as determined by the Dodd-Frank Act and applicable regulations; and the required use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act. Because the rulemaking and regulations implementing the Dodd-Frank Act have not been completed, it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on any of the Funds, but it is expected that swap dealers, major market participants and swap Counterparties, including the Funds, will experience new and/or additional regulations, requirements, compliance burdens and associated costs. The new law and the rules to be promulgated may negatively impact a Fund's ability to meet its investment objective either through limits or requirements imposed on it or upon its Counterparties. In particular, new position limits imposed on a Fund or its Counterparties’ on-exchange and OTC trading may impact that Fund's ability to invest in a manner that efficiently meets its investment objective, and new requirements, including capital and mandatory clearing, may increase the cost of a Fund's investments and cost of doing business, which could adversely affect investors.
The Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Credit default swaps allow a Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. A Fund may act as either the buyer or the seller of a credit default swap. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that a Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, a Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, a Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Currently, some, but not all credit default swaps are subject to central clearing. The Dodd-Frank Act and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative contracts including credit default swaps. Although these changes are expected to decrease the Counterparty risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the Counterparty in the event of a default (or other specified credit event), and the Counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the Counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, a Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios, in which case the Fund would function as the Counterparty referenced in the preceding paragraph.
Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific reference obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Credit default swap agreements on asset-backed securities also involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, deliverable obligations in most instances would be limited to the specific reference obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the reference obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the reference obligation or to take an active long or short position with respect to the likelihood of a particular reference obligation’s default (or other defined credit events).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference obligations comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and Counterparty risk. A Fund will generally incur a greater degree of risk when selling a credit default swap than when purchasing a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund's swap Counterparty declines, the risk that the Counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the Counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with Counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps. Currently, some, but not all interest rate swaps are subject to central clearing. The Dodd-Frank Act and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative contracts including interest rate swaps. Although these changes are expected to decrease the Counterparty risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free.
The Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statements of financial condition.
Index Swap Agreements. The Funds, other than the Russell Money Market Fund, may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with the Funds' investment objectives and strategies. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
No Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of that Fund's net assets.
Structured Notes. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in structured notes. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s). Therefore, structured notes may be more volatile, less liquid and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent a Fund invests in these notes and securities, however, these notes are analyzed in the overall assessment of the effective duration of the Fund’s holdings in an effort to monitor the Fund’s interest rate risk.
Commodity-linked notes are a type of structured note. Commodity-linked notes are privately negotiated structured debt securities indexed to the return of an index such as the Dow Jones – UBS Commodity Index Total Return, which is representative of the commodities market. They are available from a limited number of approved issuers, and all invested amounts are exposed to the issuer’s credit risk. Commodity-linked notes may be leveraged. For example, if a fund invests $100 in a three-times leveraged commodity-linked note, it will exchange $100 principal with the dealer to obtain $300 exposure to the commodities market because the value of the note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. This means a $100 note would be worth $70 if the commodity index decreased by 10 percent. Structured notes also are subject to credit risk of the dealer.
Uncovered Options Transactions. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may write options that are not covered (or so called “naked options”). When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase. Uncovered put options have speculative characteristics and the potential loss is substantial.
Stand-By Commitment Agreements. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in “stand-by commitments” with respect to securities held in their portfolios. Under a stand-by commitment, a dealer agrees to purchase at a Fund’s option specified securities at a specified price. A Fund’s right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by a Fund may also be referred to as “put” options. A stand-by commitment is not transferable by a Fund, although a Fund can sell the underlying securities to a third party at any time. The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities. When investing in stand-by commitments, a Fund will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of the money manager, present minimal credit risks. A Fund acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.
The amount payable to a Fund upon its exercise of a stand-by commitment is normally (i) the Fund’s acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. A Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield-to-maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in a Fund’s portfolio will not exceed 1/2 of 1% of the value of the Fund’s total assets calculated immediately after each stand-by commitment is acquired.
The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by a Fund would be valued at zero in determining net asset value. Where a Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.
The Internal Revenue Service (“IRS”) has issued a revenue ruling to the effect that a regulated investment company will be treated for federal income tax purposes as the owner of the municipal obligations acquired subject to a stand-by commitment and the interest on the municipal obligations will be tax-exempt to a Fund.

Custodial Receipts and Trust Certificates. The Russell Commodity Strategies Fund may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Fund may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, the Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Fund may also invest in separately issued interests in custodial receipts and trust certificates.
Although under the terms of a custodial receipt or trust certificate the Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.
Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the IRS has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.
Taxes
Tax Information for All Funds
The information discussed in this section applies generally to all of the Funds, but is supplemented or modified in additional separate sections that are provided below for Russell Tax Exempt Bond Fund and Russell Money Market Fund.
Distributions of Net Investment Income. Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income (other than certain qualified dividend income, described below) will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.
If you are an individual investor, a portion of the dividends you receive from certain Funds may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund’s distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations. For individual and other non-corporate taxpayers, the maximum rate applicable to qualified dividend income is 20% for taxable years beginning after 2012. It is not expected that any portion of the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds’ distributions will be eligible to be treated as qualified dividend income. There can be no assurance that any portion of the Russell Strategic Call Overwriting Fund's distributions will be eligible to be treated as qualified dividend income.
Distributions of Capital Gain. A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain (including short-term gains derived from the Russell Strategic Call Overwriting Fund’s option strategies) will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund. The maximum rate applicable to long-term capital gains is 20% for taxable years beginning after 2012.
Medicare Tax. For taxable years beginning after 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
Effect of Foreign Investments on Distributions. Most foreign exchange gain realized by a Fund on the sale of debt securities is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce a Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the Fund’s tax basis of your shares in the Fund. Any return of capital in excess of your tax basis is taxable as a capital gain.
Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of such a Fund's total assets at the end of the fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.
Information on the Amount and Tax Character of Distributions. Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may report and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in October, November or December to shareholders of record in such a month but paid in January are taxable to you as if they were paid in December.
Election to be Taxed as a Regulated Investment Company. Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund’s earnings and profits.
Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.
Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different RIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.
Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.
U.S. Government Securities. The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends, if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund’s income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction. None of the Russell Commodity Strategies or Russell Multi-Strategy Alternative Funds’ distributions are expected to qualify for the corporate dividends-received deduction. There can be no assurance that any portion of the Russell Strategic Call Overwriting Fund's distributions will qualify for the corporate dividends-received deduction.
Investment in Complex Securities. Certain Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund’s ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing or character of the income distributed to you by the Fund.
In particular, the Russell Strategic Call Overwriting Fund’s option strategies may result in “straddles” for U.S. federal income tax purposes.  The straddle rules may adversely affect the character of gains (or losses) realized by the Fund.  In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized.  Furthermore, the Fund would not be permitted to deduct currently certain carrying charges and interest expense (including margin) incurred with respect to a straddle position.
The Russell Strategic Call Overwriting Fund may make one or more elections that are applicable to straddles, in which event the amount, character and timing of the recognition of gains or losses from the affected straddle positions would be determined under rules that vary according to the election(s) made.  Certain of these elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.
Non-U.S. Investors. Non-U.S. investors are generally subject to U.S. withholding tax and may be subject to U.S. estate taxes, and are subject to special U.S. tax certification requirements. For Fund taxable years beginning after 2004 and before 2014 (or a later date if extended by Congress), a portion of Fund distributions received by a non-U.S. investor may, however, be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains if properly reported by the Fund. If a non-U.S. investor were to hold an interest of more than 5% in a Fund that were deemed to be a “U.S. real property holding company” by reason of holding significant interests (other than as a creditor) in other U.S. real property holding companies (including REITs) or “U.S. real property,” certain Fund distributions could be taxable to such investor and require the investor to file U.S. tax returns and may also be subject to withholding taxes. Non-U.S. investors holding an interest of 5% or less in such a Fund may be subject to withholding tax with respect to certain Fund distributions that are attributable to U.S. real property gains.

Effective January 1, 2014, a Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2017) redemption proceeds made to certain non-U.S. entities that fail to comply or be deemed compliant with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholding is required.
You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.
Backup Withholding. By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate is 28%.
Additional Tax Information With Respect to the Russell Tax Exempt Bond Fund
The tax information described in “Tax Information for All Funds” above applies to the Russell Tax Exempt Bond Fund, except as noted in this section.
Exempt-Interest Dividends. By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.
Dividends from Taxable Income. The Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. Any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.
Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in October, November or December to shareholders of record in such a month but paid in January are taxed to you as if made in December.
Redemption at a Loss Within Six Months of Purchase. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.
Dividends-Received Deduction for Corporations. Because the Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.
Alternative Minimum Tax. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax adviser before buying shares of the Fund.
Treatment of Interest on Debt Incurred to Hold Fund Shares. Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

Loss of Status of Securities as Tax-Exempt. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.
Additional Tax Information With Respect to the Russell Money Market Fund
The tax information described in “Tax Information for All Funds” above applies to the Russell Money Market Fund except as noted in this section.
Distributions of Net Investment Income. The Fund typically pays dividends from its daily net income each day that its net asset value is calculated. The Fund's daily net income includes accrued interest and any original issue or acquisition discount, less the estimated expenses of the Fund. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.
Distributions of Capital Gain. A Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Because the Fund is a money market fund, it does not expect to realize any long-term capital gain.
Maintaining a $1 Share Price. Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust distributions to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.
Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount of your taxable ordinary income (including qualified dividend income) and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, the Fund may report and distribute to you, as taxable income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.
Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because the Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Fund shares for shares of a different RIC Fund is the same as a sale.
Dividends-Received Deduction for Corporations. Because the Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.
Tax Treatment of Commodity-Linked Swaps and Structured Notes. The IRS has issued rulings that provide that in order for the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds to qualify as regulated investment companies under the Code, the income derived from commodity-linked swaps must be limited to a maximum of 10% of each Fund’s gross income.
The IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income, even if the subsidiary itself owns commodity-linked notes and swaps, commodity options, futures and options on futures. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Funds will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and swaps and, through investments in their respective Subsidiary, futures contracts on individual commodities or a subset of commodities and options on them. The Russell Commodity Strategies Fund has also requested its own such private letter ruling, although the IRS currently has suspended the issuance of such rulings pending further internal review. The Russell Multi-Strategy Alternative Fund has not requested its own such private letter ruling in light of the suspension. There can be no assurance that the IRS will issue the requested ruling to the Russell Commodity Strategies Fund, or that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the Funds to qualify for favorable regulated investment status under the Code could be jeopardized if the Funds were unable to treat their income from commodity-linked notes and their respective Subsidiary as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the Funds’ investments in their respective Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Funds’ taxable income or any gains and distributions made by the Funds.

Neither Subsidiary is expected to be subject to U.S. federal income tax. They will, however, be considered controlled foreign corporations, and the Funds will be required to include as ordinary income annually amounts earned by their respective Subsidiary during that year. Furthermore, the Funds, as regulated investment companies, will be required to distribute their respective Subsidiary’s income as a regulated investment company, whether or not their respective Subsidiary makes a distribution to the Funds during the taxable year. Any losses of either Subsidiary will generally only be available to offset any income of that Subsidiary in the same year. Effective January 1, 2014, payments to a Subsidiary of U.S. source income and (effective January 1, 2017) gross proceeds from U.S. source interest- and dividend-bearing securities will be subject to U.S. withholding tax (at a 30% rate) if the Subsidiary fails to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Detailed guidance as to the mechanics and scope of this new reporting and withholding regime is continuing to develop.
At October 31, 2012, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Net capital losses incurred in portfolio transactions for taxable years beginning after December 22, 2010 will not expire. Available capital loss carryforwards and expiration dates are as follows:
						No Expiration	No Expiration
Fund	10/31/15	10/31/16	10/31/17	10/31/18	10/31/19	Short Term	Long Term	TOTAL
Russell U.S. Core Equity	$ —	$40,156,094	$317,311,498	$ —	$ —	$ —	$ —	$ 357,467,592
Russell U.S. Defensive Equity	—	$ 5,746,967	$515,453,508	—	—	—	—	$ 521,200,475
Russell U.S. Dynamic Equity	—	—	$ 2,429,515	—	—	—	—	$ 2,429,515
Russell U.S. Mid Cap Equity	—	—	—	—	—	$1,743,422	$63,473	$ 1,806,895
Russell U.S. Small Cap Equity	$ 59,464,093	—	$ 27,947,051	—	—			$ 87,411,144
Russell International Developed Markets	$248,560,332	$67,525,118	$790,159,939	$51,503,855	—			$1,157,749,244
Russell Global Equity	—	—	$145,958,385	—	—			$ 145,958,385
Russell Emerging Markets	—	—	—	—	—	$3,710,223	—	$ 3,710,223
Russell Tax- Managed U.S. Large Cap	—	$25,815,113	$ 43,361,512	—	—	—	—	$ 69,176,625
Russell Tax Exempt Bond	—	$ 591,337	—	—	$ 525,860	—	—	$ 1,117,197
Russell Multi-Strategy Alternative Fund	—	—	—	—	—	—	$86,889	$ 86,889
Russell Money Market	—	$ 1,389	—	—	$ 2,994	—	$ 1,748	$ 6,131

Money Manager Information
Russell U.S. Core Equity Fund
Barrow, Hanley, Mewhinney & Strauss, LLC is a wholly-owned affiliate of Old Mutual PLC, a UK based public company.
Columbus Circle Investors is 70% owned by Principal Global Investors, LLC. Principal Global Investors, LLC is 100% owned by Principal Life Insurance Company, which is 100% owned by Principal Financial Services, Inc., which in turn is 100% owned by Principal Financial Group, a publicly traded company.
Institutional Capital LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a wholly-owned subsidiary of New York Life Insurance Company, which, in turn, is wholly-owned by the policyholders of New York Life Insurance Company.
Jacobs Levy Equity Management Inc. is owned and controlled by Bruce Jacobs and Kenneth Levy.
Schneider Capital Management Corporation is controlled by its majority shareholder, Arnold C. Schneider, III.
Suffolk Capital Management, LLC is a wholly–owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly–owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly–owned by the policyholders of The Ohio National Life Insurance Company.
Sustainable Growth Advisers, LP is a limited partnership with no one individual controlling more than 25%. Its general partner is SGIA, LLC, which is equally owned by its three principals.
Russell U.S. Defensive Equity Fund
INTECH Investment Management LLC is majority-owned by Berger Financial Group LLC, which is an indirect subsidiary of Janus Capital Management LLC.  Janus Capital Management LLC is wholly-owned by Janus Capital Group Inc., a publicly traded company.
Jacobs Levy Equity Management Inc. is owned and controlled by Bruce Jacobs and Kenneth Levy.
J.P. Morgan Investment Management Inc. is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company.
PanAgora Asset Management Inc. (“PanAgora”) is an indirect subsidiary of Power Corporation of Canada, a public company. Power Corporation of Canada is controlled by the Paul G. Desmarais Sr. Testamentary Trust.
Russell U.S. dynamic equity Fund
AJO, LP is a limited partnership controlled by Theodore R. Aronson.
Cornerstone Capital Management, LLC is owned by Andrew S. Wyatt, Thomas G. Kamp and New York Life Insurance Company (“NY Life”). NY Life is owned by its policyholders.
Schneider Capital Management Corporation is controlled by its majority shareholder, Arnold C. Schneider, III.
Suffolk Capital Management, LLC is a wholly–owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly–owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly–owned by the policyholders of The Ohio National Life Insurance Company.
Russell U.S. strategic Equity Fund
AJO, LP is a limited partnership controlled by Theodore R. Aronson.
Barrow, Hanley, Mewhinney & Strauss, LLC is a wholly-owned affiliate of Old Mutual PLC, a UK based public company.
Columbus Circle Investors is 70% owned by Principal Global Investors, LLC. Principal Global Investors, LLC is 100% owned by Principal Life Insurance Company, which is 100% owned by Principal Financial Services, Inc., which in turn is 100% owned by Principal Financial Group, a publicly traded company.
Cornerstone Capital Management, LLC is owned by Andrew S. Wyatt, Thomas G. Kamp and New York Life Insurance Company (“NY Life”). NY Life is owned by its policyholders.

Institutional Capital LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a wholly-owned subsidiary of New York Life Insurance Company, which, in turn, is wholly-owned by the policyholders of New York Life Insurance Company.
Jacobs Levy Equity Management Inc. is owned and controlled by Bruce Jacobs and Kenneth Levy.
PanAgora Asset Management Inc. (“PanAgora”) is an indirect subsidiary of Power Corporation of Canada, a public company. Power Corporation of Canada is controlled by the Paul G. Desmarais Sr. Testamentary Trust.
Schneider Capital Management Corporation is controlled by its majority shareholder, Arnold C. Schneider, III.
Suffolk Capital Management, LLC is a wholly–owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly–owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly–owned by the policyholders of The Ohio National Life Insurance Company.
Russell U.S. Large cap equity Fund
Ceredex Value Advisors LLC is 100% owned by Ridge Worth Capital Management, Inc. Ridge Worth Capital Management, Inc. is a majority-owned subsidiary of SunTrust Banks, Inc. SunTrust Banks, Inc. is a publically-traded company.
Columbus Circle Investors is 70% owned by Principal Global Investors, LLC. Principal Global Investors, LLC is 100% owned by Principal Life Insurance Company, which is 100% owned by Principal Financial Services, Inc., which in turn is 100% owned by Principal Financial Group, a publicly traded company.
Institutional Capital LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a wholly-owned subsidiary of New York Life Insurance Company, which, in turn, is wholly-owned by the policyholders of New York Life Insurance Company.
Jacobs Levy Equity Management Inc. is owned and controlled by Bruce Jacobs and Kenneth Levy.
Sustainable Growth Advisers, LP is a limited partnership with no one individual controlling more than 25%. Its general partner is SGIA, LLC, which is equally owned by its three principals.
Russell U.S. mid cap equity Fund
Arbor Capital Management, LLC is employee owned and is controlled by Rick Leggott.
Ceredex Value Advisors LLC is 100% owned by Ridge Worth Capital Management, Inc. Ridge Worth Capital Management, Inc. is a majority-owned subsidiary of SunTrust Banks, Inc. SunTrust Banks, Inc. is a publically-traded company.
Jacobs Levy Equity Management Inc. is owned and controlled by Bruce Jacobs and Kenneth Levy.
Russell U.S. Small Cap equity Fund
Cardinal Capital Management, L.L.C. is 100% owned and controlled by Amy Minella, Eugene Fox and Robert Kirkpatrick. Ownership is currently at 33.3% each.
Chartwell Investment Partners is controlled primarily by its employees with no one individual controlling more than 10%.
Copeland Capital Management, LLC is wholly owned by its employees and is controlled by Eric Brown through his ownership of approximately 40% of the firm’s outstanding voting securities.
DePrince, Race & Zollo, Inc. is controlled by the following: Gregory M. DePrince, John D. Race and Victor A. Zollo, each owning 30% of the firm.
EAM Investors, LLC is owned by its employees/members, who own 51% of its voting securities, and CR Financial Holdings, Inc., which owns 49% of its voting securities. Byron Roth owns 81% of CR Financial Holdings, Inc.
Falcon Point Capital, LLC is 100% employee owned and is controlled by James Bitzer and Michael Mahoney.
Jacobs Levy Equity Management Inc. is owned and controlled by Bruce Jacobs and Kenneth Levy.
Netols Asset Management Inc. is controlled by its majority shareholder, Jeffrey Netols.
Next Century Growth Investors LLC (“Next Century”) is a U.S. Limited Liability Company 20% owned by Strong Capital Management and 80% employee owned. Next Century’s controlling shareholder is Thomas L. Press.

PENN Capital Management Company, Inc. is 100% employee owned. PENN’s controlling shareholders are Richard Hocker and Marcia Hocker.
Signia Capital Management, LLC is a limited liability company with no individual controlling more than 25%.
Russell International Developed Markets Fund
AQR Capital Management LLC (“AQR”) is 25% owned by Affiliated Managers Group, Inc., which is a publicly traded corporation. The remaining 75% is owned and controlled by its principals Clifford S. Asness, Ph.D., John M. Liew, Ph.D., David Kabiller, CFA, Robert Krail, Brian K. Hurst, Jacques A. Friedman, Ronen Israel, Lars Nielsen and Oktay Kurbanov. No one individual owns more than 25% of AQR’s voting securities.
Barrow, Hanley, Mewhinney & Strauss, LLC is a wholly-owned affiliate of Old Mutual PLC, a UK based public company.
del Rey Global Investors, LLC is owned 66% by Paul Hechmer, 25% by Northern Lights Capital Partners, LLC, a private equity fund with thirty passive investors, and 9% by Gerald Wheeler.
Driehaus Capital Management LLC is controlled by Richard H. Driehaus through his ownership of 25% or more of the voting shares of the entities within Driehaus’ corporate structure.
MFS Institutional Advisors Inc. is a wholly-owned subsidiary of Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial Inc., a publicly traded company.
Numeric Investors LLC is a wholly-owned subsidiary of Numeric Midco LLC. Numeric Midco LLC is a wholly-owned subsidiary of Numeric Holdings LLC. No individual owns more than 25% of the equity securities of Numeric Holdings LLC.
Pzena Investment Management LLC has as its sole managing member Pzena Investment Management, Inc., a publicly traded company.
William Blair & Company, L.L.C. is 100% employee owned with no one individual controlling more than 25%.
Russell Global Equity Fund
Harris Associates LP is controlled by Natixis Global Asset Management, a publicly traded company on the Euronext exchange in Paris, France, which owns 99.67% of Harris Associates, L.P.
MFS Institutional Advisors Inc. is a wholly-owned subsidiary of Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial Inc., a publicly traded company.
Polaris Capital Management, LLC is 99% employee owned and is controlled by its president, Bernard R. Horn, through his ownership of greater than 50% of its voting securities, with no other individual owning more than 25% of its voting securities.
Sanders Capital, LLC is a private firm, 100% owned by current employees. Lew Sanders is the controlling shareholder. No other individual owns more than 25%.
Wellington Management Company is an employee-owned Massachusetts limited liability partnership with no one individual controlling more than 5% of the firm.
Russell Emerging Markets Fund
AllianceBernstein L.P. is a limited partnership the majority ownership interests in which are held by its affiliates. AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P. On a combined basis as of March 31, 2012, AXA Financial, Inc. has a 63% economic interest in AllianceBernstein’s business. The remaining economic interest is held by AllianceBernstein Holding L.P. (27%) and AllianceBernstein Directors, Officers and employees (10%).
Delaware Management Company, a series of Delaware Management Business Trust, is an indirect subsidiary of Macquarie Group Limited, which is traded on the Australian stock exchange.
Genesis Asset Managers, LLP is 60% owned through subsidiary holding companies, by Affiliated Managers Group, Inc., a publicly traded corporation. A group of Genesis' managers owns the remaining 40% of Genesis Asset Managers, LLP with no individual manager beneficially owning greater than 10%.

Harding Loevner LP is a limited partnership, of which approximately 60% is owned indirectly by Affiliated Managers Group, Inc. (NYSE: AMG). The remaining approximately 40% interest is held by management and employees of Harding Loevner, with no individual controlling more than 25%.
Numeric Investors LLC is a wholly-owned subsidiary of Numeric Midco LLC. Numeric Midco LLC is a wholly-owned subsidiary of Numeric Holdings LLC. No individual owns more than 25% of the equity securities of Numeric Holdings LLC.
UBS Global Asset Management (Americas) Inc. is a wholly-owned subsidiary of UBS, AG, a publicly traded company.
Victoria 1522 Investments L.P. is a limited partnership and is 5% owned by Victoria Emerging Markets, LLC, 60% by The Josephine S. Jimenez Trust and 35% by BPI Capital Corporation. BPI is a wholly-owned subsidiary of the Bank of the Philippine Islands. The Josephine S. Jimenez Trust is a revocable living trust established by Ms. Jimenez. The Bank of the Philippine Islands is 100% owned by Ayala Corporation, a publicly traded company.
Westwood Management Corporation is a wholly owned subsidiary of Westwood Holdings Group, Inc, a publicly traded company.
Russell Tax–Managed U.S. Large Cap Fund
Armstrong Shaw Associates Inc. is employee-owned and is controlled by Jeffrey Shaw.
J.P. Morgan Investment Management Inc. is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company.
Mar Vista Investment Partners, LLC is owned 51% by Silas Myers, 29% by Brian Massey and 10% by each of Jeff Prestine and Josh Honeycutt.
NWQ Investment Management Company is controlled by Nuveen Investments, Inc. (“Nuveen”). Nuveen is a direct subsidiary of Windy City Investments, Inc., which is wholly owned by Windy City Investments Holdings, L.L.C., a holding company formed by equity investors controlled by Madison Dearborn Partners, LLC, a private equity firm.
Sustainable Growth Advisers, LP is a limited partnership with no one individual controlling more than 25%. Its general partner is SGIA, LLC, which is equally owned by its three principals.
Russell Tax–Managed U.S. Mid & Small Cap Fund
Chartwell Investment Partners is controlled primarily by its employees with no one individual controlling more than 10%.
Netols Asset Management Inc. is controlled by its majority shareholder, Jeffrey Netols.
Parametric Portfolio Associates LLC is 80% controlled by Eaton Vance Acquisition Business Trust which is an indirect, wholly-owned subsidiary of Eaton Vance Inc., a publicly traded company.
Summit Creek Advisors, LLC is 50% owned by Joseph J. Docter and 50% owned by Adam N. Benson.
Turner Investment Partners, L.P. is a limited partnership controlled by Robert E. Turner.
RUSSELL GLOBAL OPPORTUNISTIC CREDIT FUND
DDJ Capital Management, LLC (“DDJ”) is a Massachusetts limited liability company.  DDJ is 100% privately owned by its founders and key employees.  David J. Breazzano, the firm's President, Chief Investment Officer and co-founder, is the sole managing member, and accordingly has voting control with respect to the firm.  No other individual has an ownership interest in excess of 25%.
Lazard Asset Management, LLC is a wholly-owned subsidiary of Lazard Freres & Co, LLC. Lazard Freres & Co., LLC is a limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Lazard Group LLC is controlled by Lazard Ltd., which is a Bermuda corporation with shares that are publicly traded on the New York Stock Exchange.
Oaktree Capital Management, L.P. is controlled by Oaktree Capital Group, LLC (“OCG”), a holding company controlled by Oaktree’s Principals. Roughly three-quarters of Oaktree’s equity is owned by Oaktree’s Principals and more than 150 senior employees. Oaktree’s remaining equity is owned by a small group of long-standing institutional clients and other institutional investors. OCG’s equity trades freely among institutional investors on the GSTrUE OTC market.

Stone Harbor Investment Partners L.P. is a Delaware Limited Partnership and is 100% employee owned. SHIP Capital Partners LP owns more than 25% of Stone Harbor Investment Partners LP.  No one person owns 25% of SHIP Capital Partners LP.
THL Credit Advisors LLC (“THL”) is 60% owned and controlled by THLP Debt Partners, L.P. THLP Debt Partners, L.P. is owned by senior executives at the private equity firm Thomas H. Lee Partners, L.P. in their individual capacities. No one individual owns more than 25% of THLP Debt Partners, L.P. The remaining 40% of THL is owned by senior executives of THL in their individual capacities. No one individual owns more than 25% of THL.
Russell Strategic Bond Fund
Brookfield Investment Management Inc. (formerly, Hyperion Brookfield Asset Management, Inc.) is wholly-owned by Brookfield Asset Management, Inc., a publicly traded Canadian corporation.
Colchester Global Investors Limited (“Colchester”) is 51% employee owned. The remaining 49% is owned by Silchester Partners Limited, a private firm (“Silchester”). Ian Sims owns 25% of Colchester’s voting securities. No other individual owns more than 25% of Colchester’s voting securities. Silchester is controlled by Stephen Butt, with no other individuals owning more than 25% of Silchester’s voting securities.
Logan Circle Partners, L.P. is a wholly-owned subsidiary of Fortress Investment Group LLC, a publicly traded company.
Macro Currency Group is an investment group within Principal Global Investors LLC. Principal Global Investors, LLC is a wholly-owned subsidiary of the Principal Financial Group® (The Principal®). The Principal® is a publicly-traded company. Principal Global Investors is the asset management arm of The Principal ®, which includes various member companies including Principal Global Investors, LLC, Principal Global Investors (Europe) Limited, and others. The Macro Currency Group is the specialist currency investment group within Principal Global Investors. Where used in this SAI, Macro Currency Group means Principal Global Investors, LLC.
Metropolitan West Asset Management, LLC (“Met West”) is a wholly-owned subsidiary of The TCW Group, Inc. (“TCW”), which is controlled by The Carlyle Group L.P., a publicly traded Delaware limited partnership.
Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.
Wellington Management Company is an employee-owned Massachusetts limited liability partnership with no one individual controlling more than 5% of the firm.
Russell Investment Grade Bond Fund
Logan Circle Partners, L.P. is a wholly-owned subsidiary of Fortress Investment Group LLC, a publicly traded company.
Macro Currency Group is an investment group within Principal Global Investors LLC. Principal Global Investors, LLC is a wholly-owned subsidiary of the Principal Financial Group® (The Principal®). The Principal® is a publicly-traded company. Principal Global Investors is the asset management arm of The Principal ®, which includes various member companies including Principal Global Investors, LLC, Principal Global Investors (Europe) Limited, and others. The Macro Currency Group is the specialist currency investment group within Principal Global Investors. Where used in this SAI, Macro Currency Group means Principal Global Investors, LLC.
Metropolitan West Asset Management, LLC (“Met West”) is a wholly-owned subsidiary of The TCW Group, Inc. (“TCW”), which is controlled by The Carlyle Group L.P., a publicly traded Delaware limited partnership.
Neuberger Berman Fixed Income LLC is an indirect, wholly-owned subsidiary of Neuberger Berman Group LLC (“NBG”). NBG’s common equity is ultimately owned 51% by a group consisting of portfolio managers, members of the senior management team and other senior professionals of NBG (with no individual owning more than 5% of NBG ) while 49% of NBG’s common equity is owned by Lehman Brothers Holdings, Inc., a debtor-in-possession under chapter 11 of the U.S. Bankruptcy Code, and/or its affiliates.
Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

Russell Short Duration Bond Fund
Logan Circle Partners, L.P. is a wholly-owned subsidiary of Fortress Investment Group LLC, a publicly traded company.
Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.
Wellington Management Company is an employee-owned Massachusetts limited liability partnership with no one individual controlling more than 5% of the firm.
Russell Tax Exempt Bond Fund
AllianceBernstein L.P. is a limited partnership the majority ownership interests in which are held by its affiliates. AllianceBernstein Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P. On a combined basis as of March 31, 2012, AXA Financial, Inc. has a 63% economic interest in AllianceBernstein’s business. The remaining economic interest is held by AllianceBernstein Holding L.P. (27%) and AllianceBernstein Directors, Officers and employees (10%).
MacKay Shields LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a wholly-owned subsidiary of New York Life Insurance Company, which, in turn, is wholly-owned by the policyholders of New York Life Insurance Company.
Russell commodity strategies Fund
CoreCommodity Management, LLC (formerly, Jefferies Asset Management, LLC) is a wholly-owned subsidiary of CoreCommodity Capital LLC. CoreCommodity Capital LLC is controlled by CoreManagement LLC, which owns 100% of CoreCommodity Capital LLC’s outstanding voting securities. CoreManagement LLC is controlled by CoreCommodity Management, LLC’s senior management, with Bradford L. Klein and Adam C. De Chiara each owning 50% of CoreManagement LLC’s outstanding voting securities.
Credit Suisse Asset Management, LLC is a wholly-owned subsidiary of CSAM Americas Holding Corp. which is a wholly-owned subsidiary of Credit Suisse Holdings (USA), Inc., which in turn is controlled by Credit Suisse Group AG, a publicly traded company, and Credit Suisse AG, a Switzerland corporation.
Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.
Russell global infrastructure Fund
Cohen & Steers Capital Management, Inc. is a wholly-owned subsidiary of Cohen & Steers, Inc., a publicly traded company. Martin Cohen and Robert H. Steers each own approximately 27.9% of Cohen & Steers, Inc. The remaining 44.2% of Cohen & Steers, Inc. is owned by the public.
Colonial First State Asset Management (Australia) Limited (“Colonial”) is a wholly owned subsidiary of The Commonwealth Bank of Australia, a publicly owned company listed on the Australian Securities Exchange.
Nuveen Asset Management, LLC is a direct subsidiary of Nuveen Fund Advisors, Inc., which is a subsidiary of Nuveen Investments, Inc. (“Nuveen”).  Nuveen is a direct subsidiary of Windy City Investments, Inc., which is wholly owned by Windy City Investments Holdings, L.L.C., a holding company formed by equity investors controlled by Madison Dearborn Partners, LLC, a private equity firm.
Russell global Real Estate Securities Fund
AEW Capital Management LP is a limited partnership owned by Natixis Global Asset Management, L.P. (“Natixis US”).  Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn principally owned by Natixis, a French investment banking and financial services firm.  Natixis is principally owned by BPCE, France’s second largest banking group.  BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks.  An affiliate of the French Government is an investor in non-voting securities of BPCE and has limited, non-controlling representation on the supervisory board of BPCE as well as the right to convert certain shares into common equity of BPCE at a future time.
Cohen & Steers Capital Management, Inc. is a wholly-owned subsidiary of Cohen & Steers, Inc., a publicly traded company. Martin Cohen and Robert H. Steers each own approximately 27.9% of Cohen & Steers, Inc. The remaining 44.2% of Cohen & Steers, Inc. is owned by the public.
INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division (“INVESCO”) is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.
Russell multi-strategy alternative Fund
AQR Capital Management LLC (“AQR”) is 25% owned by Affiliated Managers Group, Inc., which is a publicly traded corporation. The remaining 75% is owned and controlled by its principals Clifford S. Asness, Ph.D., John M. Liew, Ph.D., David Kabiller, CFA, Robert Krail, Brian K. Hurst, Jacques A. Friedman, Ronen Israel, Lars Nielsen and Oktay Kurbanov. No one individual owns more than 25% of AQR’s voting securities.
Amundi Investments USA, LLC is 100% owned by Amundi Group which is 75% owned by Credit Agricole and Societe Generale.  Credit Agricole and Societe Generale are publicly traded companies.
Brigade Capital Management, LLC (“Brigade”) is controlled by Donald Morgan who owns 40% of Brigade’s voting securities. No other individual owns more than 25% of Brigade’s voting securities.
The Cambridge Strategy (Asset Management) Limited is owned and controlled by its three senior principals, Edward Baker; Russell Thompson and Peter Henricks. Ownership is currently at 33.3% each.
DCI, LLC is controlled by its majority shareholder, Stephen Kealhoder. No other individual owns more than 25% of the outstanding voting securities.
Galtera N.A. is 100% owned and controlled by Renee Haugerud.
Galtere Ltd. is 100% employee owned and is controlled by Renee Haugerud, who owns 97% of its voting securities.
Lazard Asset Management, LLC is a wholly-owned subsidiary of Lazard Freres & Co, LLC. Lazard Freres & Co., LLC is a limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Lazard Group LLC is controlled by Lazard Ltd., which is a Bermuda corporation with shares that are publicly traded on the New York Stock Exchange.
Levin Capital Strategies, LP is 99.2% owned and controlled by John Levin and his family. The remaining 0.8% is owned by employees.
Omega Advisors, Inc. is 100% owned and controlled by Leon Cooperman.
Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.
TCW/Scoggin, LLC is controlled by TCW Asset Management Company. TCW Asset Management Company is a wholly owned subsidiary of The TCW Group, Inc. (“TCW”). TCW is controlled by private equity funds affiliated with The Carlyle Group L.P. (“Carlyle”). Carlyle is a publicly traded Delaware limited partnership.
2100 Xenon Group, LLC (“2100 Xenon”) is 100% employee owned and controlled by its majority shareholder, Jay Feuerstein.  No other individual owns more than 25% of its voting securities.

credit Rating definitions
MOODY’S INVESTORS SERVICE, INC. (MOODY’S):
Long-Term Obligation Ratings
Aaa –– Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa –– Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A –– Obligations rated A are considered upper medium grade and are subject to low credit risk.
Baa –– Obligations rated Baa are judged to be medium grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba –– Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B –– Obligations rated B are considered speculative and are subject to high credit risk.
Caa –– Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.
Ca –– Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C –– Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
STANDARD & POOR’S RATINGS GROUP (“S&P”):
Long-Term Issue Credit Ratings
AAA –– An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA –– An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A –– An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB –– An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC, C –– Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB –– An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B –– An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC –– An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC –– An obligation rated CC is currently highly vulnerable to nonpayment.

C –– A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
D –– An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR –– This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
FITCH INVESTORS SERVICE, INC. (“FITCH”):
Long-Term Ratings Scales
AAA –– Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA –– Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A –– High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB –– Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB –– Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
B –– Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC –– Substantial credit risk. Default is a real possibility.
CC –– Very high levels of credit risk. Default of some kind appears probable.
C –– Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
•	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
•	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
•	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
RD –– Restricted default

‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:
•	the selective payment default on a specific class or currency of debt;
•	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
•	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; and
•	execution of a coercive debt exchange on one or more material financial obligations.
D –– Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
Note to Long-Term Ratings:
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.
SECTOR SPECIFIC CREDIT RATING SERVICES
U.S. Municipal Short-Term Debt and Demand Obligation Ratings
MOODY’S:
Short-Term Obligation Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG-1 –– This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG-2 –– This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG-3 –– This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.
SG –– This designation denotes speculative credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

VMIG rating expirations are a function of each issue’s specific structural or credit features.
VMIG 1 –– This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2 –– This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3 –– This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG –– This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P:
A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1 –– Strong capacity to pay principal and interest. An issue determined to possess very strong capacity to pay debt service is given a plus (+) designation.
SP-2 –– Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 –– Speculative capacity to pay principal and interest.
SHORT-TERM RATINGS
MOODY’S:
Prime-1 –– Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
Prime-2 –– Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
Prime-3 –– Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP –– Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P:
A-1 ––  A short-term obligation rated “A–1” is the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.
A-2 –– A short-term obligation rated “A–2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3 –– A short-term obligation rated “A–3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B –– A short-term obligation rated “B” is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
C –– A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D –– A short-term obligation rated “D” is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
NR  –– An issuer designated NR is not rated.
FITCH:
Short Term Ratings
F1 –– Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2 –– Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3 –– Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B –– Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C –– High short-term default risk. Default is a real possibility.
RD –– Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
D –– Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Financial Statements
The 2012 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Funds’ Annual Reports to Shareholders. Copies of these Annual Reports accompany this SAI and are incorporated herein by reference.

Appendix
At January 31, 2013, the following shareholders owned 5% or more of any Class of certain Fund Shares:
Russell Commodity Strategies Fund Class Y Shares - MODERATE STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 6.56%
Russell Commodity Strategies Fund Class Y Shares - EQUITY GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 13.38%
Russell Commodity Strategies Fund Class Y Shares - GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 30.31%
Russell Commodity Strategies Fund Class Y Shares - BALANCED STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 33.51%
Russell Emerging Markets Fund Class E Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 12.88%
Russell Emerging Markets Fund Class S Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 6.34%
Russell Emerging Markets Fund Class Y Shares - MODERATE STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 6.37%
Russell Emerging Markets Fund Class Y Shares - EQUITY GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 16.84%
Russell Emerging Markets Fund Class Y Shares - GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 26.60%
Russell Emerging Markets Fund Class Y Shares - BALANCED STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 34.40%
Russell Global Equity Fund Class Y Shares - MODERATE STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 7.02%
Russell Global Equity Fund Class Y Shares - EQUITY GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 12.42%
Russell Global Equity Fund Class Y Shares - GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 28.53%
Russell Global Equity Fund Class Y Shares - BALANCED STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 34.79%
Russell Global Infrastructure Fund Class S Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 8.48%
Russell Global Infrastructure Fund Class Y Shares - MODERATE STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 9.61%
Russell Global Infrastructure Fund Class Y Shares - EQUITY GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 13.09%
Russell Global Infrastructure Fund Class Y Shares - GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 29.90%
Russell Global Infrastructure Fund Class Y Shares - BALANCED STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 37.25%
Russell Global Opportunistic Credit Fund Class S Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 7.08%

Russell Global Opportunistic Credit Fund Class Y Shares - MODERATE STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 6.43%
Russell Global Opportunistic Credit Fund Class Y Shares - EQUITY GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 16.38%
Russell Global Opportunistic Credit Fund Class Y Shares - GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 29.87%
Russell Global Opportunistic Credit Fund Class Y Shares - BALANCED STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 37.24%
Russell Global Real Estate Securities Fund Class Y Shares - MODERATE STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 8.99%
Russell Global Real Estate Securities Fund Class Y Shares - EQUITY GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 15.29%
Russell Global Real Estate Securities Fund Class Y Shares - GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 27.97%
Russell Global Real Estate Securities Fund Class Y Shares - BALANCED STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 34.90%
Russell International Developed Markets Fund Class I Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 8.80%
Russell International Developed Markets Fund Class Y Shares - EQUITY GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 15.31%
Russell International Developed Markets Fund Class Y Shares - GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 28.27%
Russell International Developed Markets Fund Class Y Shares - BALANCED STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 35.84%
Russell Investment Grade Bond Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 5.24%
Russell Investment Grade Bond Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 8.96%
Russell Investment Grade Bond Fund Class I Shares - INDIANA TRUST & INVEST MGMT CO REINV/REINV 4045 EDISON LKS PKWY STE 100 MISHAWAKA, IN 46545-3421, 6.51%
Russell Investment Grade Bond Fund Class I Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 15.72%
Russell Investment Grade Bond Fund Class Y Shares - RAYMOND JAMES OMNIBUS FOR MUTAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 5.34%
Russell Investment Grade Bond Fund Class Y Shares - RUSSELL TRUST COMPANY FOR CONTINENTAL AIRLINES FBO CONTINENTAL AIRLINES PILOT LTD PLAN 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3814, 5.78%
Russell Investment Grade Bond Fund Class Y Shares - YP HOLDINGS LLC 2247 NORTHLAKE PKWY STE 1026 TUCKER GA 30084-4005, 7.57%
Russell Investment Grade Bond Fund Class Y Shares - TD AMERITRADE TRUST COMPANY CO#00PAS P.O. BOX 17748 DENVER CO 80217-0748, 13.93%
Russell Investment Grade Bond Fund Class Y Shares - CONSERVATIVE STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 18.37%

Russell Investment Grade Bond Fund Class Y Shares - MODERATE STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 27.56%
Russell Money Market Fund Class S Shares - GRADUATE MANAGEMENT ADMISSION COUNCIL 11921 FREEDOM DR STE 300 RESTON VA 20190-5670, 30.78%
Russell Multi-Strategy Alternative Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 5.68%
Russell Multi-Strategy Alternative Fund Class A Shares - SOUTHWEST SECURITIES INC FBO D'ARRIGO REVOCABLE LIVING TRUST ANDREW D'ARRIGO TTEE PHYLLIS D'ARRIGO TTEE PO BOX 509002 DALLAS TX 75250-9002, 7.03%
Russell Multi-Strategy Alternative Fund Class A Shares - NFS LLC FEBO BENNETT FAMILY REVOCABLE TRUST STANLEY & PATRICIA BENNETT TTE U/A 11/03/1993 14460 DUNBAR PL SHERMAN OAKS CA 91423-4010, 30.57%
Russell Multi-Strategy Alternative Fund Class C Shares - FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 8.05%
Russell Multi-Strategy Alternative Fund Class Y Shares - MODERATE STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 9.35%
Russell Multi-Strategy Alternative Fund Class Y Shares - EQUITY GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 15.86%
Russell Multi-Strategy Alternative Fund Class Y Shares - GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 28.86%
Russell Multi-Strategy Alternative Fund Class Y Shares - BALANCED STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 35.94%
Russell Short Duration Bond Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 9.26%
Russell Short Duration Bond Fund Class E Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 5.09%
Russell Short Duration Bond Fund Class E Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 5.17%
Russell Short Duration Bond Fund Class S Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 5.12%
Russell Short Duration Bond Fund Class Y Shares - RUSSELL TRUST COMPANY FOR ENERGEN FBO ENERGEN CORP RET SALARIED EMP BEN PLANS TRUST 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3814, 5.58%
Russell Short Duration Bond Fund Class Y Shares - RUSSELL TRUST COMPANY FOR ENERGEN FBO ENERGEN CORP RET HRLY EMP BEN PLANS TRUST 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3814, 5.63%
Russell Short Duration Bond Fund Class Y Shares - RUSSELL TRUST COMPANY FOR CONTINENTAL AIRLINES FBO CONTINENTAL AIRLINES PILOT LTD PLAN 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3814, 11.38%
Russell Short Duration Bond Fund Class Y Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 26.07%
Russell Short Duration Bond Fund Class Y Shares - CONSERVATIVE STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 43.00%
Russell Strategic Bond Fund Class I Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 7.61%

Russell Strategic Bond Fund Class Y Shares - CONSERVATIVE STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 9.79%
Russell Strategic Bond Fund Class Y Shares - GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 13.39%
Russell Strategic Bond Fund Class Y Shares - MODERATE STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 13.93%
Russell Strategic Bond Fund Class Y Shares - BALANCED STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 52.00%
Russell Tax Exempt Bond Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 5.08%
Russell Tax Exempt Bond Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 5.23%
Russell Tax Exempt Bond Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 9.88%
Russell Tax Exempt Bond Fund Class A Shares - FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 10.49%
Russell Tax Exempt Bond Fund Class C Shares - FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 7.53%
Russell Tax Exempt Bond Fund Class S Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 5.87%
Russell Tax-Managed U.S. Large Cap Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 5.56%
Russell Tax-Managed U.S. Large Cap Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 6.51%
Russell Tax-Managed U.S. Large Cap Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 6.64%
Russell Tax-Managed U.S. Large Cap Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 8.83%
Russell Tax-Managed U.S. Large Cap Fund Class A Shares - STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188, 10.47%
Russell Tax-Managed U.S. Large Cap Fund Class S Shares - INDIANA TRUST & INVEST MGMT CO REINV/REINV 4045 EDISON LKS PKWY STE 100 MISHAWAKA, IN 46545-3421, 6.27%
Russell Tax-Managed U.S. Large Cap Fund Class S Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 8.12%
Russell Tax-Managed U.S. Mid & Small Cap Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 5.03%
Russell Tax-Managed U.S. Mid & Small Cap Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 7.69%
Russell Tax-Managed U.S. Mid & Small Cap Fund Class A Shares - STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188, 9.26%
Russell Tax-Managed U.S. Mid & Small Cap Fund Class C Shares - FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 7.41%
Russell Tax-Managed U.S. Mid & Small Cap Fund Class C Shares - FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 8.05%

Russell Tax-Managed U.S. Mid & Small Cap Fund Class S Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 7.85%
Russell Tax-Managed U.S. Mid & Small Cap Fund Class S Shares - INDIANA TRUST & INVEST MGMT CO REINV/REINV 4045 EDISON LKS PKWY STE 100 MISHAWAKA, IN 46545-3421, 11.06%
Russell U.S. Core Equity Fund Class I Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 6.25%
Russell U.S. Core Equity Fund Class I Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 6.29%
Russell U.S. Core Equity Fund Class S Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 8.76%
Russell U.S. Core Equity Fund Class Y Shares - MODERATE STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 5.42%
Russell U.S. Core Equity Fund Class Y Shares - EQUITY GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 13.95%
Russell U.S. Core Equity Fund Class Y Shares - GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 27.06%
Russell U.S. Core Equity Fund Class Y Shares - BALANCED STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 35.02%
Russell U.S. Defensive Equity Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 5.27%
Russell U.S. Defensive Equity Fund Class A Shares - U S BANCORP INVESTMENTS INC FBO 133839061 60 LIVINGSTON AVENUE ST PAUL MN 55107-2292, 11.29%
Russell U.S. Defensive Equity Fund Class I Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 9.03%
Russell U.S. Defensive Equity Fund Class S Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 12.34%
Russell U.S. Defensive Equity Fund Class Y Shares - MODERATE STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 6.82%
Russell U.S. Defensive Equity Fund Class Y Shares - RAYMOND JAMES OMNIBUS FOR MUTAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 7.14%
Russell U.S. Defensive Equity Fund Class Y Shares - EQUITY GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 9.56%
Russell U.S. Defensive Equity Fund Class Y Shares - GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 21.96%
Russell U.S. Defensive Equity Fund Class Y Shares - BALANCED STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 33.30%
Russell U.S. Dynamic Equity Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 39.74%
Russell U.S. Dynamic Equity Fund Class A Shares - RUSSELL INVESTMENT MANAGEMENT CO ATTN MARK SWANSON 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 41.19%

Russell U.S. Dynamic Equity Fund Class E Shares - UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD FL 5 WEEHAWKEN NJ 07086-6761, 6.96%
Russell U.S. Dynamic Equity Fund Class I Shares - MITRA & CO FBO 89 C/O M & I TRUST COMPANY ATTN MUTUAL FUNDS 11270 W PARK PL STE 400 MILWAUKEE WI 53224-3638, 6.18%
Russell U.S. Dynamic Equity Fund Class I Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 29.97%
Russell U.S. Dynamic Equity Fund Class S Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 8.48%
Russell U.S. Dynamic Equity Fund Class S Shares - MERRILL LYNCH PIERCE FENNER & SMITH 4800 DEER LAKE DRIVE E JACKSONVILLE FL 32246-6484, 31.52%
Russell U.S. Dynamic Equity Fund Class Y Shares - EQUITY GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 16.77%
Russell U.S. Dynamic Equity Fund Class Y Shares - GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 26.38%
Russell U.S. Dynamic Equity Fund Class Y Shares - BALANCED STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 37.26%
Russell U.S. Large Cap Equity Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 5.98%
Russell U.S. Large Cap Equity Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 6.69%
Russell U.S. Large Cap Equity Fund Class C Shares - RAYMOND JAMES OMNIBUS FOR MUTAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 6.91%
Russell U.S. Large Cap Equity Fund Class C Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 10.04%
Russell U.S. Large Cap Equity Fund Class C Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 10.78%
Russell U.S. Large Cap Equity Fund Class C Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 13.13%
Russell U.S. Large Cap Equity Fund Class C Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 15.25%
Russell U.S. Large Cap Equity Fund Class C Shares - RUSSELL INVESTMENT MANAGEMENT CO ATTN MARK SWANSON 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 26.16%
Russell U.S. Mid Cap Equity Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 10.52%
Russell U.S. Mid Cap Equity Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 15.37%
Russell U.S. Mid Cap Equity Fund Class C Shares - RAYMOND JAMES OMNIBUS FOR MUTAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 7.40%
Russell U.S. Mid Cap Equity Fund Class C Shares - RAYMOND JAMES OMNIBUS FOR MUTAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102, 26.57%
Russell U.S. Mid Cap Equity Fund Class C Shares - RUSSELL INVESTMENT MANAGEMENT CO ATTN MARK SWANSON 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 27.08%

Russell U.S. Mid Cap Equity Fund Class S Shares - THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY 720 E WISCONSIN AVE MILWAUKEE WI 53202-4703, 24.75%
Russell U.S. Small Cap Equity Fund Class I Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 8.58%
Russell U.S. Small Cap Equity Fund Class Y Shares - EQUITY GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 15.76%
Russell U.S. Small Cap Equity Fund Class Y Shares - GROWTH STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 30.72%
Russell U.S. Small Cap Equity Fund Class Y Shares - BALANCED STRATEGY FUND RUSSELL IM&R FUND OF FUNDS PORTFOLIO MANAGER 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 37.35%
Russell U.S. Strategic Equity Fund Class A Shares - ROBERT W BAIRD & CO INC TTEE FBO ROBERT H SUPERCZYNSKI ROLLOVER IRA 9506 OLD HARFORD RD PARKVILLE MD 21234-1156, 5.60%
Russell U.S. Strategic Equity Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 5.85%
Russell U.S. Strategic Equity Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 5.88%
Russell U.S. Strategic Equity Fund Class A Shares - RBC CAPITAL MARKETS LLC SHANNON G LECOMPTE INDIVIDUAL RETIREMENT ACCOUNT 309 W CANYON LAKES DR KENNEWICK, WA 99337-2569, 6.47%
Russell U.S. Strategic Equity Fund Class A Shares - FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 11.57%
Russell U.S. Strategic Equity Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 15.11%
Russell U.S. Strategic Equity Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 20.16%
At January 31, 2013, the following shareholders could be deemed to “control” the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who “controls” a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.
RUSSELL U.S. DYNAMIC EQUITY FUND - BALANCED STRATEGY FUND, RUSSELL IM&R, FUND OF FUNDS PORTFOLIO MANAGER, 1301 SECOND AVENUE, 18TH FLOOR, SEATTLE WA 98101-3800, 31.58%
The Trustees and officers of RIC, as a group, own less than 1% of any Class of any Fund.

RUSSELL INVESTMENT COMPANY
1301 Second Avenue, 18th Floor
Seattle, Washington 98101
Telephone 1-800-787-7354
STATEMENT OF ADDITIONAL INFORMATION
Funds of Funds
March 1, 2013, As Supplemented Through January 6, 2014
Russell Investment Company (“RIC”) is a single legal entity organized as a Massachusetts business trust. RIC operates investment portfolios referred to as “Funds.” RIC offers shares of beneficial interest (“Shares”) in the Funds in multiple separate Prospectuses.
This Statement of Additional Information (“SAI”) is not a Prospectus; this SAI should be read in conjunction with the Funds' Prospectuses, dated March 1, 2013 and any supplements thereto, which may be obtained without charge by telephoning or writing RIC at the number or address shown above. You should retain this SAI for future reference.
Capitalized terms not otherwise defined in this SAI shall have the meanings assigned to them in the Prospectuses.
This SAI incorporates by reference the Funds' Annual Reports to Shareholders for the year ended October 31, 2012. Copies of the Funds' Annual Reports accompany this SAI. This SAI also incorporates by reference the Underlying Funds' Annual Reports to Shareholders for the year ended October 31, 2012. Copies of the Underlying Funds' Annual Reports are available free of charge by calling Russell Investment Services at the above number.
As of the date of this SAI, RIC is comprised of 37 Funds. This SAI relates to 15 of these Funds. Each of the Funds presently offers interests in different classes of Shares as described in the table below. Unless otherwise indicated, this SAI relates to all classes of Shares of the Funds.
Fund	Class A	Class C	Class E	Class R1	Class R2	Class R3	Class S
Conservative Strategy	RCLAX	RCLCX	RCLEX	RCLRX	RCLTX	RCLDX	RCLSX
Moderate Strategy	RMLAX	RMLCX	RMLEX	RMLRX	RMLTX	RMLDX	RMLSX
Balanced Strategy	RBLAX	RBLCX	RBLEX	RBLRX	RBLTX	RBLDX	RBLSX
Growth Strategy	RALAX	RALCX	RALEX	RALRX	RALTX	RALDX	RALSX
Equity Growth Strategy	REAAX	RELCX	RELEX	RELRX	RELTX	RELDX	RELSX
2015 Strategy Fund	—	—	—	RKLRX	RKLTX	RKLDX	—
2020 Strategy Fund	RLLAX [1]	—	RLLEX	RLLRX	RLLTX	RLLDX	RLLSX
2025 Strategy Fund	—	—	—	RPLRX	RPLTX	RPLDX	—
2030 Strategy Fund	RRLAX [1]	—	RRLEX	RRLRX	RRLTX	RRLDX	RRLSX
2035 Strategy Fund	—	—	—	RVLRX	RVLTX	RVLDX	—
2040 Strategy Fund	RXLAX [1]	—	RXLEX	RXLRX	RXLTX	RXLDX	RXLSX
2045 Strategy Fund	—	—	—	RWLRX	RWLTX	RWLDX	—
2050 Strategy Fund	—	—	—	RYLRX	RYLTX	RYLYX	—
2055 Strategy Fund	—	—	—	RQLRX	RQLTX	RQLDX	—
In Retirement Fund	RZLAX [1]	—	—	RZLRX	RZLTX	RZLDX	—
[1]	Class A Shares of these Funds are not currently available to new shareholders and may only be purchased by existing shareholders.
The Underlying Funds in which the Funds currently invest are listed below:
FUND
Russell U.S. Core Equity Fund[1]
Russell U.S. Defensive Equity Fund[2]
Russell U.S. Dynamic Equity Fund[3]
Russell U.S. Small Cap Equity Fund[4]
Russell International Developed Markets Fund[5]
Russell Global Equity Fund[6]
Russell Emerging Markets Fund[7]
Russell Global Opportunistic Credit Fund[8]
Russell Strategic Bond Fund[9]
Russell Investment Grade Bond Fund[10]
Russell Short Duration Bond Fund[11]

FUND
Russell Commodity Strategies Fund
Russell Global Infrastructure Fund
Russell Global Real Estate Securities Fund[12]
Russell Multi-Strategy Alternative Fund
[1]	On September 2, 2008, the Equity I Fund was renamed the Russell U.S. Core Equity Fund.
[2]	On September 2, 2008, the Equity Q Fund was renamed the Russell U.S. Quantitative Equity Fund. Effective August 15, 2012, the Russell U.S. Quantitative Equity Fund was renamed the Russell U.S. Defensive Equity Fund.
[3]	On September 2, 2008, the Select Growth Fund was renamed the Russell U.S. Growth Fund. Effective August 15, 2012, the Russell U.S. Growth Fund was renamed the Russell U.S. Dynamic Equity Fund.
[4]	On September 2, 2008, the Equity II Fund was renamed the Russell U.S. Small & Mid Cap Fund. On January 1, 2012, the Russell U.S. Small & Mid Cap Fund was renamed the Russell U.S. Small Cap Equity Fund.
[5]	On September 2, 2008, the International Fund was renamed the Russell International Developed Markets Fund.
[6]	On September 2, 2008, the Global Equity Fund was renamed the Russell Global Equity Fund.
[7]	On September 2, 2008, the Emerging Markets Fund was renamed the Russell Emerging Markets Fund.
[8]	On March 1, 2011, the Russell Global Credit Strategies Fund was renamed the Russell Global Opportunistic Credit Fund.
[9]	On September 2, 2008, the Fixed Income III Fund was renamed the Russell Strategic Bond Fund.
[10]	On September 2, 2008, the Fixed Income I Fund was renamed the Russell Investment Grade Bond Fund.
[11]	On September 2, 2008, the Short Duration Bond Fund was renamed the Russell Short Duration Bond Fund.
[12]	On September 2, 2008, the Real Estate Securities Fund was renamed the Russell Real Estate Securities Fund. On October 1, 2010, the Russell Real Estate Securities Fund was renamed the Russell Global Real Estate Securities Fund.

Structure And Governance
ORGANIZATION AND BUSINESS HISTORY.
RIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, RIC reorganized by changing its domicile and legal status to a Massachusetts business trust.
RIC is currently organized and operating under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (the “Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees (“Board” or the “Trustees”) may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of RIC or the Fund, respectively. However, the Trustees may, without the affirmative vote of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of RIC or a Fund by a vote of a majority of the Trustees or written instrument executed by a majority of their number then in office, terminate, liquidate or reorganize any Fund or any class of Shares of any such Fund at any time by written notice to affected Shareholders. RIC is a registered open-end management investment company. Each of the Funds is a diversified investment company. Each of the Underlying Funds in which the Funds invest is a diversified investment company, except the Russell Global Opportunistic Credit, Russell Commodity Strategies, Russell Global Infrastructure and Russell Multi-Strategy Alternative Funds. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
RIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio—a “Fund.” Each Fund is deemed to be a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of RIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the Prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the 1940 Act, the rules thereunder and Securities and Exchange Commission (“SEC”) interpretations thereof.
RIC Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $0.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Class A Shares are subject to (1) an initial sales charge and (2) a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%). The Class C, Class E, Class R2 and Class R3 Shares are subject to a shareholder services fee of up to 0.25%. In addition, the Class R3 Shares are subject to a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%) and the Class C Shares are subject to a 0.75% Rule 12b-1 fee. The Class S and Class R1 Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, “Shares” in this SAI refers to all classes of Shares of the Funds.
Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that RIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.
The Funds’ investment adviser is Russell Investment Management Company (“RIMCo” or the “Adviser”). The Underlying Funds divide responsibility for investment advice between RIMCo and a number of money managers unaffiliated with RIMCo.
1

The Funds have claimed a temporary exemption from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) and are not subject to registration or regulation as commodity pool operators under the CEA. To the extent the Funds are no longer eligible to claim an exclusion from Commodity Futures Trading Commission (“CFTC”) registration in the future, the Funds may incur additional expense.
Additionally, pursuant to claims for exclusion from the definition of the term commodity pool operator under the CEA, the Underlying Funds, other than the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds, are not subject to registration or regulation as commodity pool operators under the CEA. In order to maintain the exclusion, each Underlying Fund must annually affirm to the National Futures Association that it has met and will continue to meet the conditions necessary to qualify for the exclusion. In the event that an Underlying Fund engages in transactions that require registration as a commodity pool operator in the future, the Underlying Fund will comply with applicable regulations with respect to that Underlying Fund. If an Underlying Fund registers as a commodity pool operator and operates subject to CFTC regulation, it may incur additional expenses.
RIMCo is registered as a “commodity pool operator” under the CEA and the rules of the CFTC and, as of January 1, 2013, is subject to regulation as a commodity pool operator under the CEA with respect to the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds, as well as their respective subsidiaries, the Russell Cayman Commodity Strategies Fund Ltd. and the Russell Cayman Multi-Strategy Alternative Fund Ltd. (together with the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds, the “CFTC Registered Funds”). The CFTC has not yet adopted rules regarding certain disclosure, reporting and recordkeeping requirements that will apply to the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds as a result of RIMCo’s registration as a commodity pool operator. Therefore, additional information required to be disclosed, regulatory requirements and expenses cannot currently be determined. As the CFTC Registered Funds operate subject to CFTC regulation, they may incur additional expenses. The CFTC has neither reviewed nor approved the CFTC Registered Funds, their investment strategies or this SAI.
Frank Russell Company (“FRC”) has the right to grant (and withdraw) the nonexclusive use of the name “Frank Russell,” “Russell” or any variation.
SHAREHOLDER MEETINGS.
RIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of RIC's outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Board will provide the assistance required by the 1940 Act in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.
CONTROLLING SHAREHOLDERS.
The Trustees have the authority and responsibility under applicable state law to direct the management of the business of RIC, and hold office unless they retire (or upon reaching the mandatory retirement age of 72), resign or are removed by, in substance, a vote of two-thirds of the number of Trustees or of RIC Shares outstanding. Under these circumstances, no one person, entity or shareholder “controls” RIC. For a list of shareholders owning 5% or more of any class of any Fund’s Shares or more than 25% of the voting Shares of any Fund, please refer to the Appendix at the end of this SAI.
TRUSTEES AND OFFICERS.
The Board of Trustees is responsible under applicable state law for generally overseeing management of the business and affairs of RIC and does not manage operations on a day-to-day basis. The officers of RIC, all of whom are employed by and are officers of RIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations. The Board of Trustees carries out its general oversight responsibilities in respect of the Funds' operations by, among other things, meeting with RIC management at the Board's regularly scheduled meetings and as otherwise needed and, with the assistance of RIC management, monitoring or evaluating the performance of the Funds' service providers, including RIMCo, the Funds' custodian and the Funds' transfer agent. As part of this oversight process, the Board of Trustees consults not only with management and RIMCo, but with RIC's independent auditors, Fund counsel and separate counsel to the Independent Trustees. The Board of Trustees monitors Fund performance as well as the quality of services provided to the Funds. As part of its monitoring efforts, the Board of Trustees reviews Fund fees and expenses in light of the nature, scope and overall quality of services provided to the Funds. The Board of Trustees is required under the 1940 Act to review and approve the Funds' contracts with RIMCo and the money managers.
2

Generally, a Trustee may be removed at any time by a vote of two-thirds of the number of Trustees or of RIC Shares outstanding. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. There is one Trustee Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board’s responsibilities.
The Trustees and officers of the Funds also serve in similar positions for the Underlying Funds. Thus, if the interests of a Fund and an Underlying Fund were to diverge, it is possible that a conflict of interest could arise. If such a conflict arises, the Trustees and officers of the affected Funds, respectively, will take all steps they believe reasonable to manage, and where possible, minimize the potential conflict, including possibly by disclosing the conflict to shareholders.
The Board of Trustees is currently comprised of eight Trustees, two of whom, Sandra Cavanaugh and Daniel P. Connealy, are Interested Trustees. Sandra Cavanaugh is an officer of RIC and, thus, classified as an Interested Trustee. Daniel P. Connealy is an officer of a broker-dealer that distributes shares of RIC Funds and is therefore classified as an Interested Trustee. There are six Independent Trustees on the Board, including Kristianne Blake who has served as the Chair of the Board since 2005. The Board of Trustees has established a standing Audit Committee, a standing Nominating and Governance Committee and a standing Investment Committee which assist in performing aspects of its role in oversight of the Funds’ operations and are described in more detail in the following paragraphs. The Board’s role in risk oversight of the Funds reflects its responsibility under applicable state law to oversee generally, rather than to manage, the operations of the Funds. In line with this oversight responsibility, the Board receives reports and makes inquiry at its regular meetings and as needed regarding the nature and extent of significant Fund risks (including investment, operational, compliance and valuation risks) that potentially could have a material adverse impact on the business operations, investment performance or reputation of the Funds, but relies upon the Funds’ management (including the Funds’ portfolio managers), the Funds’ Chief Compliance Officer (“CCO”), who reports directly to the Board, and the Adviser (including the Adviser’s Chief Risk Officer (“CRO”)) to assist it in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. Under the Funds’ multi-manager structure, the Adviser is responsible for oversight, including risk management oversight, of the services provided by the Funds’ money managers, and providing reports to the Board with respect to the money managers. In addition to reports and other information received from Fund management and the Adviser regarding the Funds’ investment program and activities, the Board as part of its risk oversight efforts meets at its regular meetings and as needed with representatives of the Funds’ senior management, including its CCO, to discuss, among other things, risk issues and issues regarding the policies, procedures and controls of the Funds. The Board receives quarterly reports from the CCO and other representatives of the Funds’ senior management which include information regarding risk issues and receives an annual report from the CRO. The Board may be assisted in performing aspects of its role in risk oversight by the Audit Committee, the Investment Committee and such other standing or special committees as may be established from time to time by the Board. For example, the Audit Committee of the Board regularly meets with the Funds’ independent public accounting firm to review, among other things, reports on the Funds’ internal controls for financial reporting. The Board believes it is not possible to identify all risks that may affect the Funds; it is not practical or cost-effective to eliminate or mitigate all risks; and it is necessary for the Funds to bear certain risks (such as investment-related risks) to achieve their investment objectives. The processes or controls developed to address risks may be limited in their effectiveness and some risks may be beyond the reasonable control of the Board, the Funds, the Adviser, the Adviser’s affiliates or other service providers. Because the Chairman of the Board and the Chair of each of the Board’s Audit, Investment and Nominating and Governance Committees are Independent Trustees, the manner in which the Board administers its risk oversight efforts is not expected to have any significant impact on the Board’s leadership structure. The Board has determined that its leadership structure, including its role in risk oversight, is appropriate given the characteristics and circumstances of the Funds, including such factors as the number of Funds, the Funds’ share classes, the Funds’ distribution arrangements and the Funds’ manager of manager structure. In addition, the Board believes that its leadership structure facilitates the independent and orderly exercise of its oversight responsibilities.
RIC's Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee’s current responsibilities. The Audit Committee’s primary functions are: (1) to assist Board oversight of (a) the integrity of the Funds’ financial statements, (b) RIC's compliance with legal and regulatory requirements that relate to financial reporting, as appropriate, (c) the independent registered public accounting firm’s qualifications and independence, and (d) the performance of RIC's independent registered public accounting firm; (2) to oversee the preparation of an Audit Committee report as required by the SEC to be included in RIC's Form N-CSR or any proxy statement, as applicable; (3) to oversee RIC's accounting and financial reporting policies and practices and its internal controls; and (4) to act as a liaison between RIC's independent registered public accounting firm and the full Board. The Audit Committee reviews both the audit and non-audit work of RIC's independent registered public accounting firm, submits a recommendation to the Board as to the selection of the independent registered public accounting firm, and pre-approves (i) all audit and non-audit services to be
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rendered by the independent registered public accounting firm for RIC, (ii) all audit services provided to RIMCo, or any affiliate thereof that provides ongoing services to RIC, relating to the operations and financial reporting of RIC, and (iii) all non-audit services relating to the operations and financial reporting of RIC, provided to RIMCo, or any affiliate thereof that provides ongoing services to RIC, by any auditors with an ongoing relationship with RIC. It is management’s responsibility to maintain appropriate systems for accounting and internal control and the auditor’s responsibility to plan and carry out a proper audit. Currently, the Audit Committee members are Mr. Jack R. Thompson and Mses. Kristianne Blake and Cheryl Burgermeister, each of whom is an Independent Trustee. For the fiscal year ended October 31, 2012, the Audit Committee held four meetings.
RIC's Board of Trustees has adopted and approved a formal written charter for the Investment Committee, which sets forth the Investment Committee’s current responsibilities. The Investment Committee: (1) shall regularly review and monitor the investment strategies and investment performance of the Funds; (2) shall review the kind, scope, and format of, and the time periods covered by, the investment performance data and related reports provided to the Board; (3) may review the investment performance benchmarks and peer groups used in reports delivered to the Board; (4) may review such matters that are related to the investments, investment strategies and investment performance of the Funds as would be considered by the Board as the Committee may deem to be necessary or appropriate; and (5) may meet with any officer of the Trust, or officer or other representative of RIMCo, any subadviser to a fund or other service provider to the Trust. Currently, the Investment Committee members are Messrs. Thaddas L. Alston, Daniel P. Connealy and Raymond P. Tennison, Jr. and Mses. Katherine W. Krysty and Sandra Cavanaugh. For the fiscal year ended October 31, 2012, the Investment Committee held four meetings.
RIC's Board of Trustees has adopted and approved a formal written charter for the Nominating and Governance Committee, which sets forth the Nominating and Governance Committee’s current responsibilities. The primary functions of the Nominating and Governance Committee are to: (1) nominate and evaluate individuals for Trustee membership on the Board, including individuals who are not interested persons of RIC for Independent Trustee membership; (2) supervise an annual assessment by the Trustees taking into account such factors as the Committee may deem appropriate; (3) review the composition of the Board; (4) review Independent Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. In identifying and evaluating nominees, the Nominating and Governance Committee considers factors it deems relevant which include: whether or not the person is an “interested person” as defined in the 1940 Act and whether the person is otherwise qualified under applicable laws and regulations to serve on the Board of Trustees of the Trust; whether or not the person has any relationship that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser of the Funds, Fund service providers or their affiliates; whether or not the person serves on boards of, or is otherwise affiliated with, competing organizations or funds; and the character and integrity of the person and the contribution which the person can make to the Board. The Nominating and Governance Committee does not have a formal diversity policy but it may consider diversity of professional experience, education and skills when evaluating potential nominees. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members are Messrs. Raymond P. Tennison, Jr. and Thaddas L. Alston and Ms. Kristianne Blake, each of whom is an Independent Trustee. For the fiscal year ended October 31, 2012, the Nominating and Governance Committee held three meetings.
Trustees are paid an annual retainer plus meeting attendance and chairperson fees, both at the Board and Committee levels, in addition to any travel and other expenses incurred in attending Board and Committee meetings. RIC's officers and employees are paid by RIMCo or its affiliates.
Each Trustee was selected to join the Board based upon a variety of factors, including, but not limited to, the Trustee’s background, business and professional experience, qualifications and skills. No factor, by itself, has been controlling in the selection evaluations.
The following tables provide information for each officer and Trustee of the Russell Fund Complex. The Russell Fund Complex consists of RIC, which has 37 funds, Russell Investment Funds (“RIF”), which has nine funds and Russell Exchange Traded Funds Trust (“RET”), which has one fund. Each of the Trustees is a trustee of RIC, RIF and RET. The first table provides information for the Interested Trustees. The second table provides information for the Independent Trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers.
Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and,
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subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as experience as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies, and has been determined by the Board to be an “audit committee financial expert”. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.
Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEES
#Sandra Cavanaugh Born May 10, 1954 1301 Second Avenue, 18th Floor, Seattle, WA 98101	• President and Chief Executive Officer since 2010 • Trustee since 2010	• Until successor is chosen and qualified by Trustees • Appointed until successor is duly elected and qualified	• President and CEO, RIC, RIF and RET • Chairman of the Board, Co-President and CEO, Russell Financial Services, Inc. (“RFS”) • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Director, RIMCo • Chairman of the Board, President and CEO, Russell Insurance Agency, Inc. (“RIA”) (insurance agency) • May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank • 2007 to January 2009, Senior Vice President, National Sales – Retail Distribution, JPMorgan Chase/Washington Mutual, Inc. (investment company)	47	None
##Daniel P. Connealy Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2003	• Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. (investment company)	47	None
*	Each Trustee is subject to mandatory retirement at age 72.
#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified as an Interested Trustee.
##	Mr. Connealy is an officer of a broker-dealer that distributes shares of the RIC Funds and is therefore classified as an Interested Trustee.
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Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2006 • Chairman of the Investment Committee since 2010	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	47	None
Kristianne Blake Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2000 • Chairman since 2005	• Appointed until successor is duly elected and qualified • Annual	• Director and Chairman of the Audit Committee, Avista Corp. (electric utilities) • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • Until December 31, 2013, Trustee and Chairman of the Operations Committee, Principal Investor Funds and Principal Variable Contracts Funds (investment company)	47	• Director, Avista Corp (electric utilities)
• Until December 31, 2013, Trustee, Principal Investor Funds (investment company)
					• Until December 31, 2013, Trustee, Principal Variable Contracts Funds (investment company)
Cheryl Burgermeister Born June 26, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2012	• Appointed until successor is duly elected and qualified	• Retired • Trustee and Chairperson of Audit Committee, Select Sector SPDR Funds (investment company) • Trustee and Finance Committee Member/Chairman, Portland Community College (charitable organization)	47	• Trustee and Chairperson of Audit Committee, Select Sector SPDR Funds (investment company) • Trustee, ALPS Series Trust (investment company)
Katherine W. Krysty Born December 3, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2014	• Appointed until successor is duly elected and qualified	• Retired • Until February 2013, President Emerita, Laird Norton Wealth Management (investment company) • April 2003 to December 2010, Chief Executive Officer of Laird Norton Wealth Management (investment company)	47	None
Raymond P. Tennison, Jr. Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2000 • Chairman of the Nominating and Governance Committee since 2007	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Vice Chairman of the Board, Simpson Investment Company (paper and forest products) • Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	47	None
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Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Jack R. Thompson Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2005 • Chairman of the Audit Committee since 2012	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• September 2007 to September 2010, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company) • September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds (investment company)	47	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company) • Director, Sparx Asia Funds until 2009 (investment company)
*	Each Trustee is subject to mandatory retirement at age 72.
Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr. Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee Emeritus and Chairman Emeritus since 1999	• Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	47	None
Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC, RIF and RET • Chief Compliance Officer, RFSC and U.S. One Inc. • 2005 to 2011 Chief Compliance Officer, RIMCo
Sandra Cavanaugh Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees	• CEO, U.S. Private Client Services, Russell Investments
• President and CEO, RIC, RIF and RET
• Chairman of the Board, Co-President and CEO, RFS
• Chairman of the Board, President and CEO, RFSC
• Director, RIMCo
• Chairman of the Board, President and CEO, RIA
• May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank
• 2007 to January 2009, Senior Vice President, National Sales – Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.
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Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees	• Treasurer, Chief Accounting Officer and CFO, RIC, RIF and RET
• Director, RIMCo, RFSC, RTC and RFS
• Global Head of Fund Services, Russell Investments
• October 2011 to December 2013, Head of North America Operations, Russell Investments
• May 2009 to October 2011, Global Head of Fund Operations, Russell Investments
• 1999 to May 2009, Director, Fund Administration
Peter Gunning Born February 22, 1967 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2008*	Until removed by Trustees	• Global Chief Investment Officer, Russell Investments
• Chief Investment Officer, RIC and RIF
• Director, FRC
• Chairman of the Board, President and CEO, RIMCo
• 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific
Jeffrey T. Hussey Born May 2, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2013**	Until removed by Trustees	• Global Chief Investment Officer, Russell Investments
• Chief Investment Officer, RIC, RIF and RET
• Chairman of the Board, President and CEO, RIMCo
• Director, RTC, RIS and Russell Investments Delaware, Inc.
• Board of Managers, Russell Institutional Funds Management, Inc.
• 2008 to 2013 Chief Investment Officer, Fixed Income, Russell Investments
Mary Beth Rhoden Albaneze Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	• Associate General Counsel, Russell Investments
• Secretary, RIMCo, RFSC and RFS
• Secretary and Chief Legal Officer, RIC, RIF and RET
• Assistant Secretary, RFS, RIA and U.S. One Inc.
• 1999 to 2010 Assistant Secretary, RIC and RIF
* Through September 30, 2013
** Effective October 1, 2013
Trustee Compensation Table
For The Fiscal Year Ended October 31, 2012
	AGGREGATE COMPENSATION FROM RIC	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF RIC EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM RIC AND RUSSELL FUND COMPLEX PAID TO TRUSTEES
INTERESTED TRUSTEES
Sandra Cavanaugh	$0	$0	$0	$0
Daniel P. Connealy	$117,361	$0	$0	$123,833
Jonathan Fine(1)	$117,990	$0	$0	$124,500
INDEPENDENT TRUSTEES
Thaddas L. Alston	$134,561	$0	$0	$142,000
Kristianne Blake	$201,368	$0	$0	$212,500
Cheryl Burgermeister(2)	$11,805	$0	$0	$12,500
Katherine W. Krysty(3)	N/A	N/A	N/A	N/A
Raymond P. Tennison, Jr.	$135,982	$0	$0	$143,500
Jack R. Thompson	$133,136	$0	$0	$140,500
Julie W. Weston(1)	$130,296	$0	$0	$137,500
TRUSTEE EMERITUS
George F. Russell, Jr.	$0	$0	$0	$0
Paul E. Anderson(4)	$6,588	$0	$0	$6,933
(1)	Effective December 31, 2013, Mr. Fine and Ms. Weston retired from the Board and no longer serve as Trustees of the Trust.
(2)	Ms. Burgermeister was elected to the Board of Trustees effective September 1, 2012.
(3)	Ms. Krysty was elected to the Board of Trustees effective January 1, 2014.
(4)	Effective December 31, 2011, Mr. Anderson’s term as Trustee Emeritus expired.
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Equity Securities Beneficially Owned By Trustees
For The Calendar Year Ended December 31, 2012
	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND		AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN RUSSELL FUND COMPLEX
INTERESTED TRUSTEES
Sandra Cavanaugh	None	None	None
Daniel P. Connealy	None	None	Over $100,000
INDEPENDENT TRUSTEES
Thaddas L. Alston	Balanced Strategy	$10,001-$50,000	$50,001-$100,000
Kristianne Blake	Balanced Strategy	$50,001-$100,000	Over $100,000
Cheryl Burgermeister*	None	None	None
Katherine W. Krysty**	None	None	None
Raymond P. Tennison, Jr.	None	None	Over $100,000
Jack R. Thompson	None	None	Over $100,000
TRUSTEE EMERITUS
George F. Russell, Jr.	None	None	None
*	Ms. Burgermeister was elected to the Board of Trustees effective September 1, 2012.
**	Ms. Krysty was elected to the Board of Trustees effective January 1, 2014.
Operation Of RIC
SERVICE PROVIDERS.
RIC's principal service providers are:
Money Manager Research Services and Trade Placement Agent	Frank Russell Company
Adviser	Russell Investment Management Company
Administrator and Transfer and Dividend Disbursing Agent	Russell Fund Services Company
Money Managers for the Underlying Funds	Multiple professional discretionary investment management organizations
Custodian and Portfolio Accountant	State Street Bank and Trust Company
Distributor	Russell Financial Services, Inc.
MONEY MANAGER RESEARCH SERVICES AND TRADE PLACEMENT AGENT.
FRC, the corporate parent of RIMCo, was responsible for organizing RIC and provides ongoing money manager research and trade placement services to RIC and RIMCo, as described in the Prospectuses. Neither RIMCo nor RIC compensates FRC for its services.
FRC is a diversified financial services company that provides a variety of financial services and products to and through unincorporated divisions and wholly owned subsidiaries.
As affiliates, FRC and RIMCo may establish certain intercompany cost allocations that reflect the services supplied to RIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of RIC and RIF, is the Chairman Emeritus of FRC. RIMCo is a wholly owned subsidiary of FRC.
FRC is an indirect subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of the state of Wisconsin. For clients seeking personal financial security or security for their business or estate, Northwestern Mutual, its subsidiaries and affiliates offer life, disability and long-term care insurance, investment products, advisory services and trust services that address client needs for financial protection, wealth accumulation, estate preservation and asset distribution.
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ADVISER.
RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds and Underlying Funds, including developing the investment program for each Fund and Underlying Fund.
RIMCo’s mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
Because RIMCo’s profitability on the Underlying Funds varies from fund to fund, in determining the allocation of each Fund among the Underlying Funds, RIMCo may have a conflict of interest. It is the policy of RIMCo to manage each Fund and Underlying Fund in the best interests of its shareholders. To this end, RIMCo requires that an investment recommendation by a portfolio manager be reviewed and approved by Russell’s Investment Strategy Committee based on the recommendation’s investment merits.
For all Funds, RIMCo selects, subject to the approval of the Underlying Funds’ Board, money managers for the Underlying Funds, allocates Underlying Fund assets among money managers, and oversees and evaluates their performance results. All assets of the Funds are allocated to Underlying Funds. The Underlying Funds’ money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them. The Underlying Funds’ money managers are unaffiliated with RIMCo. RIMCo manages the portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the money managers. Assets not allocated to money managers include an Underlying Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Underlying Fund’s overall portfolio characteristics to seek to achieve the desired risk/return profile for the Underlying Fund. RIMCo may also manage portions of an Underlying Fund during transitions between money managers. RIMCo, as agent for RIC, pays the money managers’ fees for the Underlying Funds, as a fiduciary for the Underlying Funds, out of the advisory fee paid by the Underlying Funds to RIMCo. The remainder of the advisory fee is retained by RIMCo as compensation for the services described above and to pay expenses.
Each of the Target Portfolio Funds pays an advisory fee directly to RIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Effective October 1, 2010, the advisory fee for the Target Date Funds is 0.00%. (See the applicable Prospectus for the Funds' annual advisory percentage rates.)
The Funds paid RIMCo the following advisory fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2012, 2011 and 2010, respectively:
Funds	10/31/12	10/31/11	10/31/10
Conservative Strategy Fund	$1,372,218	$1,363,409	$1,211,038
Moderate Strategy Fund	2,128,448	2,232,259	2,072,608
Balanced Strategy Fund	8,105,884	8,954,703	8,655,104
Growth Strategy Fund	5,031,120	5,973,047	5,856,874
Equity Growth Strategy Fund	2,223,521	2,695,645	2,714,898
2015 Strategy Fund	---	---	46,121
2020 Strategy Fund	---	---	387,216
2025 Strategy Fund	---	---	45,459
2030 Strategy Fund	---	---	309,914
2035 Strategy Fund	---	---	24,591
2040 Strategy Fund	---	---	238,094
2045 Strategy Fund	---	---	13,964
2050 Strategy Fund	---	---	28,678
2055 Strategy Fund*	---	---	N/A
In Retirement Fund	---	---	9,323
*	The 2055 Strategy Fund commenced operations on December 31, 2010.
The following paragraphs list the current waivers for the Funds and those that were in effect during the last three fiscal years.
Current Waivers:
LifePoints Target Date Funds
For the 2015 Strategy, 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy, 2055 Strategy and In Retirement Funds, RIMCo agreed, effective October 1, 2010, to assume the responsibility of payment for all expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses and the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds.
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LifePoints Target Portfolio Funds
Until February 28, 2014, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Funds for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Funds on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
Until February 28, 2014, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.
Past Waivers:
LifePoints Target Date Funds
For the 2015 Strategy, 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2045 Strategy, 2050 Strategy and In Retirement Funds, RIMCo and RFSC, agreed, until September 30, 2010, to waive and/or reimburse the Funds for all expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except at the Board’s discretion.
The following fee waivers, reimbursements and expense caps applied to the LifePoints Target Date Funds. Direct and indirect fund-level operating expenses did not include Rule 12b-1 distribution fees, shareholder servicing fees, non-recurring expenses or extraordinary expenses.
From inception, for the LifePoints Target Date Funds, RIMCo contractually agreed to waive, at least through February 28, 2010, its 0.20% advisory fee.
From January 1, 2008 through February 28, 2010, for the 2020 Strategy, 2030 Strategy and 2040 Strategy Funds, RFSC, as transfer agent agreed to waive its transfer agency fees and to reimburse the Funds for all direct operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, non-recurring expenses and extraordinary expenses.
From inception through February 28, 2010, for the 2015 Strategy, 2025 Strategy, 2035 Strategy, 2045 Strategy, 2050 Strategy and In Retirement Funds, RFSC, as transfer agent agreed to waive its transfer agency fees and to reimburse the Funds for all direct operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, non-recurring expenses and extraordinary expenses.
For the fiscal year ended October 31, 2012, 2011 and 2010, respectively, RIMCo and RFSC waived and or/reimbursed fees for the following LifePoints Target Date Funds in the following amounts: 2015 Strategy Fund: $0, $0 and $193,370; 2020 Strategy Fund: $0, $0 and $987,036; 2025 Strategy Fund: $0, $0 and $191,701; 2030 Strategy Fund: $0, $0 and $825,357; 2035 Strategy Fund: $0, $0 and $59,108; and 2040 Strategy Fund: $0, $0 and $663,117; 2045 Strategy Fund: $0, $0 and $33,551; 2050 Strategy Fund: $0, $0 and $154,847; In Retirement Fund: $0, $0 and $114,022.
LifePoints Target Portfolio Funds
For the Conservative Strategy, Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds, respectively, RIMCo contractually agreed, until February 28, 2013, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Funds for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of that Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds.
For the Conservative Strategy, Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds, respectively, RIMCo contractually agreed, until February 28, 2011, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Funds for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.09% of the average daily net assets of that Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds.
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From March 1, 2009 through February 28, 2010, for the Conservative Strategy, Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds, respectively, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Funds for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.09% of the average daily net assets of that Fund on an annual basis. These waivers may not be terminated during the relevant period except at the Board’s discretion. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds.
For the fiscal years ended October 31, 2012, 2011 and 2010, respectively, RIMCo and RFSC waived and/or reimbursed fees in the following amounts for the LifePoints Target Portfolio Funds: Conservative Strategy Fund: $1,504,241, $1,709,735 and $1,144,148; Moderate Strategy Fund: $2,180,177, $2,612,300 and $1,838,895; Balanced Strategy Fund: $7,498,514, $9,344,516 and $7,008,034; Growth Strategy Fund: $4,822,082, $6,720,200 and $5,012,596; and Equity Growth Strategy Fund: $2,290,717, $3,234,298 and $2,426,842.
Each of the Funds will indirectly bear their proportionate share of the advisory fees paid by the Underlying Funds in which they invest. The Underlying Funds in which the Funds currently invest paid RIMCo the following advisory fees (gross of reimbursements and/or waivers) for the Underlying Funds’ fiscal years ended October 31, 2012, 2011 and 2010, respectively:
	$ Amount Paid			Annual rate (as a % of average daily net assets)
Underlying Fund	2012	2011	2010	2012	2011	2010
Russell U.S. Core Equity Fund	$18,392,298	$22,298,899	$24,910,586	0.55%	0.55%	0.55%
Russell U.S. Defensive Equity Fund	13,832,111	16,304,261	21,270,160	0.55%	0.55%	0.55%
Russell U.S. Dynamic Equity Fund	1,489,632	668,902	729,693	0.80%	0.80%	0.80%
Russell U.S. Small Cap Equity Fund	10,093,799	10,823,389	10,421,155	0.70%	0.70%	0.70%
Russell International Developed Markets Fund	30,746,258	34,366,215	31,235,515	0.70%	0.70%	0.70%
Russell Global Equity Fund	25,787,348	25,673,551	15,039,474	0.95%	0.95%	0.95%
Russell Emerging Markets Fund	20,718,934	21,050,811	15,460,798	1.15%	1.15%	1.15%
Russell Global Opportunistic Credit Fund(1)	8,110,655	7,289,867	353,312	1.00%	1.00%	1.00%
Russell Strategic Bond Fund	39,830,331	37,459,110	37,393,912	0.50%	0.50%	0.50%
Russell Investment Grade Bond Fund	4,587,678	4,067,055	3,568,268	0.25%	0.25%	0.25%
Russell Short Duration Bond Fund	5,120,970	4,301,073	3,443,632	0.45%	0.45%	0.45%
Russell Commodity Strategies Fund(2)	15,454,606	15,456,023	3,569,222	1.25%	1.25%	1.25%
Russell Global Infrastructure Fund(1)	10,802,632	9,634,063	442,142	1.25%	1.25%	1.25%
Russell Global Real Estate Securities Fund	12,733,122	13,607,088	14,498,851	0.80%	0.80%	0.80%
Russell Multi-Strategy Alternative Fund(3)	2,315,692	N/A	N/A	1.50%	N/A	N/A
(1)	The Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.
(2)	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.
(3)	The Russell Multi-Strategy Alternative Fund commenced operations on August 7, 2012.
RIMCo has contractually agreed to waive and/or reimburse all or a portion of its advisory fees for certain Underlying Funds. These arrangements are not part of the Advisory Agreement with RIC and may be changed or discontinued. The following paragraphs list the current waivers and those that were in effect during the Underlying Funds’ last three fiscal years for the Underlying Funds.
Current Underlying Fund Waivers:
For the Russell U.S. Dynamic Equity Fund, RIMCo has contractually agreed, until February 28, 2014, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
For the Russell Global Opportunistic Fund, RIMCo has contractually agreed, until February 28, 2014, to waive 0.27% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.
For the Russell Short Duration Bond Fund, RIMCo has contractually agreed, until February 28, 2014, to waive 0.05% of its 0.45% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.
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For the Russell Commodity Strategies Fund, RIMCo has contractually agreed to waive, until February 28, 2014, 0.25% of its 1.25% advisory fee for the Fund. This waiver may not be terminated during the relevant period except with Board approval.
The Russell Cayman Commodity Strategies Fund Ltd., a wholly-owned subsidiary of the Russell Commodity Strategies Fund (the “Commodity Strategies Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RIMCo an advisory fee at the annual rate of 1.25% of the Commodity Strategies Subsidiary’s net assets (the “Commodity Strategies Subsidiary Advisory Fees”). Pursuant to a contractual agreement with the Russell Commodity Strategies Fund, RIMCo has agreed to permanently waive all or a portion of the advisory fees paid by the Russell Commodity Strategies Fund to RIMCo in the amount equal to the amount of the Commodity Strategies Subsidiary Advisory Fees received by RIMCo, if any. This waiver may not be terminated by RIMCo.
For the Russell Global Infrastructure Fund, RIMCo has contractually agreed, until February 28, 2014, to waive 0.25% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.
The Russell Cayman Multi-Strategy Alternative Fund Ltd., a wholly-owned subsidiary of the Russell Multi-Strategy Alternative Fund (the “Multi-Strategy Alternative Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RIMCo an advisory fee at the annual rate of 1.50% of the Multi-Strategy Alternative Subsidiary’s net assets (the “Multi-Strategy Alternative Subsidiary Advisory Fees”). Pursuant to a contractual agreement with the Russell Multi-Strategy Alternative Fund, RIMCo has agreed to permanently waive all or a portion of the advisory fees paid by the Russell Multi-Strategy Alternative Fund to RIMCo in the amount equal to the amount of the Multi-Strategy Alternative Subsidiary Advisory Fees received by RIMCo, if any. This waiver may not be terminated by RIMCo.
Past Underlying Fund Waivers:
For the Russell U.S. Dynamic Equity Fund, RIMCo contractually agreed to waive from January 1, 2008 through February 29, 2012 up to the full amount of its 0.80% advisory fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the periods ended October 31, 2010, 2011 and 2012 was $175,626, $109,514 and $136,937, respectively. There were no reimbursements for the periods ended October 31, 2010, 2011 and 2012. As a result of the waiver, the Fund paid advisory fees of $554,067, $559,388 and $1,352,695 for the fiscal year ended October 31, 2010, 2011 and 2012, respectively.
For the Russell Strategic Bond Fund, from March 1, 2010 through February 29, 2012, RIMCo contractually agreed to waive 0.01% of its 0.50% advisory fee for the Fund. From March 1, 2009 through February 28, 2010, RIMCo contractually agreed to waive 0.07% of its 0.50% advisory fee for the Fund. RIMCo waived fees in the amount of $2,233,929, $749,182 and $255,234 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively. As a result of the waiver, the Fund paid advisory fees of $35,159,983, $36,709,928 and $39,575,097 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively.
Effective October 1, 2010, for the Russell Short Duration Bond Fund, RIMCo contractually agreed, until February 28, 2013 to waive 0.05% of its 0.45% advisory fee. The total amount of the waivers for the periods ended October 31, 2010, 2011 and 2012 were $38,096, $477,897 and $568,997, respectively. There were no reimbursements for the periods ended October 31, 2010, 2011 and 2012. As a result of the waiver, the Fund paid advisory fees of $3,405,536, $3,823,176 and $4,551,973 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively.
For the Russell Commodity Strategies Fund, RIMCo contractually agreed, until February 28, 2013, to waive 0.25% of its 1.25% advisory fee for the Fund. Additionally, the Russell Cayman Commodity Strategies Fund Ltd. (the “Commodity Strategies Subsidiary”) pays RIMCo an advisory fee at the annual rate of 1.25% of its net assets (the “Commodity Strategies Subsidiary Advisory Fee”). RIMCo contractually agreed to waive all or a portion of the advisory fees paid by the Russell Commodity Strategies Fund to RIMCo in an amount equal to the amount of the Commodity Strategies Subsidiary Advisory Fee received by RIMCo, if any. RIMCo waived advisory fees in the amount of $1,397,975, $6,003,819 and $6,444,778 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively. There were no reimbursements for the periods ended October 31, 2010, 2011 and 2012. As a result of the waiver, the Russell Commodity Strategies Fund paid advisory fees of $2,171,247, $9,452,204 and $9,009,828 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively.
For the Russell Global Infrastructure Fund, RIMCo contractually agreed, until February 28, 2013, to waive 0.25% of its 1.25% advisory fee for the Fund. The total amount of the waivers for the periods ended October 31, 2010, 2011 and 2012 were $119,661, $1,926,813 and $2,923,573, respectively. There were no reimbursements for the periods ended October 31, 2010, 2011 and 2012. As a result of the waiver, the Fund paid advisory fees of $322,481, $7,707,250 and $7,879,059 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively.
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For the Russell Global Opportunistic Credit Fund, RIMCo contractually agreed, until February 28, 2013, to waive 0.27% of its 1.00% advisory fee. The total amount of the waivers for the periods ended October 31, 2010, 2011 and 2012 were $99,108, $1,968,275 and $2,270,983, respectively. There were no reimbursements for the periods ended October 31, 2010, 2011 and 2012. As a result of the waiver, the Fund paid advisory fees of $254,204, $5,321,593 and $5,839,672 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively.
The Russell Cayman Multi-Strategy Alternative Fund Ltd. (the “Multi-Strategy Alternative Subsidiary”) pays RIMCo an advisory fee at the annual rate of 1.50% of its net assets (the “Multi-Strategy Alternative Subsidiary Advisory Fee”). RIMCo contractually agreed to waive all or a portion of the advisory fees paid by the Russell Multi-Strategy Alternative Fund to RIMCo in an amount equal to the amount of the Multi-Strategy Alternative Subsidiary Advisory Fee received by RIMCo, if any. RIMCo waived advisory fees in the amount of $108,470 for the fiscal year ended October 31, 2012. There were no reimbursements for the period ended October 31, 2012. As a result of the waiver, the Russell Multi-Strategy Alternative Fund paid advisory fees of $2,207,222 for the fiscal year ended October 31, 2012.
From its advisory fees, RIMCo, as agent for RIC, pays all fees to the money managers  of the Underlying Funds for their investment advisory services. The table in the next section entitled “Money Managers” sets forth the fees paid to money managers of the Underlying Funds. The following table sets forth the net advisory fees retained by RIMCo  with respect to the Underlying Funds:
	$ Amount Retained			Annual rate (as a % of average daily net assets)
Underlying Fund	2012	2011	2010	2012	2011	2010
Russell U.S. Core Equity	$12,121,168	$14,550,617	$16,116,281	0.36%	0.36%	0.36%
Russell U.S. Defensive Equity	9,106,421	10,820,601	14,984,988	0.36%	0.37%	0.39%
Russell U.S. Dynamic Equity	1,120,571	486,396	495,119	0.60%	0.58%	0.54%
Russell U.S. Small Cap Equity	4,396,659	4,770,716	4,750,967	0.30%	0.31%	0.32%
Russell International Developed Markets	18,495,855	20,526,573	18,462,093	0.42%	0.42%	0.41%
Russell Global Equity	17,108,167	16,246,223	9,060,075	0.63%	0.60%	0.57%
Russell Emerging Markets	12,968,014	13,177,254	9,210,156	0.72%	0.72%	0.69%
Russell Global Opportunistic Credit(1)	4,945,317	4,530,407	143,312	0.61%	0.62%	0.46%
Russell Strategic Bond	32,751,782	30,174,178	29,880,341	0.41%	0.40%	0.40%
Russell Investment Grade Bond	3,283,572	2,786,515	2,462,370	0.18%	0.17%	0.17%
Russell Short Duration Bond	4,115,649	3,446,215	2,789,282	0.36%	0.36%	0.36%
Russell Commodity Strategies(2)	11,799,599	12,932,465	3,662,357	0.95%	1.05%	1.18%
Russell Global Infrastructure(1)	7,843,593	7,014,987	442,142	0.91%	0.91%	1.25%
Russell Global Real Estate Securities	7,981,783	8,610,917	10,355,065	0.50%	0.51%	0.57%
Russell Multi-Strategy Alternative(3)	957,614	N/A	N/A	0.62%	N/A	N/A
(1)	The Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.
(2)	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.
(3)	The Russell Multi-Strategy Alternative Fund commenced operations on August 7, 2012.
ADMINISTRATOR.
RFSC, with the assistance of RIMCo and FRC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds’ business and to supervise the provision of services by certain third parties such as the custodian. RFSC, like Russell Financial Services, Inc. (the Funds’ distributor), is a wholly-owned subsidiary of RIMCo (the Funds’ adviser).
Each of the Target Portfolio Funds pays an administrative fee directly to RFSC, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by RFSC pursuant to an Administrative Agreement for an annual fee of up to 0.05% of the average daily net asset value of each Fund. Effective October 1, 2010, the administrative fee for the Target Date Funds is 0.00%.
The Funds paid RFSC the following administrative fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2012, 2011 and 2010, respectively.
Funds	10/31/12	10/31/11	10/31/10
Conservative Strategy Fund	$ 339,628	$ 340,852	$ 302,760
Moderate Strategy Fund	526,800	558,065	518,152
Balanced Strategy Fund	1,978,765	2,224,058	2,163,776
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Funds	10/31/12	10/31/11	10/31/10
Growth Strategy Fund	1,243,560	1,491,077	1,464,218
Equity Growth Strategy Fund	550,516	673,911	678,724
2015 Strategy Fund	---	---	11,530
2020 Strategy Fund	---	---	96,804
2025 Strategy Fund	---	---	11,365
2030 Strategy Fund	---	---	77,479
2035 Strategy Fund	---	---	6,148
2040 Strategy Fund	---	---	59,524
2045 Strategy Fund	---	---	3,491
2050 Strategy Fund	---	---	7,170
2055 Strategy Fund*	---	---	N/A
In Retirement Fund	---	---	2,331
*	The 2055 Strategy Fund commenced operations on December 31, 2010.
The following paragraphs list the current waivers for the Funds and those that were in effect during the last three fiscal years.
Current Waivers:
There are no current administrative fee waivers for the Funds.
Past Waivers:
For the fiscal year ended October 31, 2012, 2011 and 2010, respectively, RIMCo and RFSC waived and or/reimbursed fees for the following LifePoints Target Date Funds in the following amounts: 2015 Strategy Fund: $0, $0 and $193,370; 2020 Strategy Fund: $0, $0 and $987,036; 2025 Strategy Fund: $0, $0 and $191,701; 2030 Strategy Fund: $0, $0 and $825,357; 2035 Strategy Fund: $0, $0 and $59,108; and 2040 Strategy Fund: $0, $0 and $663,117; 2045 Strategy Fund: $0, $0 and $33,551; 2050 Strategy Fund: $0, $0 and $154,847; In Retirement Fund: $0, $0 and $114,022.
For the fiscal years ended October 31, 2012, 2011 and 2010, respectively, RIMCo and RFSC waived and/or reimbursed fees in the following amounts for the LifePoints Target Portfolio Funds: Conservative Strategy Fund: $1,504,241, $1,709,735 and $1,144,148; Moderate Strategy Fund: $2,180,177, $2,612,300 and $1,838,895; Balanced Strategy Fund: $7,498,514, $9,344,516 and $7,008,034; Growth Strategy Fund: $4,822,082, $6,720,200 and $5,012,596; and Equity Growth Strategy Fund: $2,290,717, $3,234,298 and $2,426,842.
Each of the Funds will indirectly bear its proportionate share of the administrative fees paid by the Underlying Funds in which it invests. The Underlying Funds in which the Funds currently invest paid RFSC the following administrative fees (gross of reimbursements and/or waivers) for the Underlying Funds’ fiscal years ended October 31, 2012, 2011 and 2010, respectively:
	$ Amount Paid			Annual rate (as a % of average daily net assets)
Underlying Fund	2012	2011	2010	2012	2011	2010
Russell U.S. Core Equity	$1,638,275	$2,016,075	$2,264,599	0.05%	0.05%	0.05%
Russell U.S. Defensive Equity	1,241,740	1,479,571	1,933,651	0.05%	0.05%	0.05%
Russell U.S. Dynamic Equity	90,852	41,806	45,606	0.05%	0.05%	0.05%
Russell U.S. Small Cap Equity	713,608	773,099	744,368	0.05%	0.05%	0.05%
Russell International Developed Markets	2,141,167	2,436,485	2,231,108	0.05%	0.05%	0.05%
Russell Global Equity	1,339,254	1,349,829	791,551	0.05%	0.05%	0.05%
Russell Emerging Markets	891,442	915,253	672,209	0.05%	0.05%	0.05%
Russell Global Opportunistic Credit(1)	401,265	364,493	17,592	0.05%	0.05%	0.05%
Russell Strategic Bond	3,892,213	3,723,174	3,739,391	0.05%	0.05%	0.05%
Russell Investment Grade Bond	907,535	813,411	713,653	0.05%	0.05%	0.05%
Russell Short Duration Bond	562,725	477,897	382,626	0.05%	0.05%	0.05%
Russell Commodity Strategies(2)	735,751	738,899	171,133	0.05%	0.05%	0.05%
Russell Global Infrastructure(1)	427,481	385,362	17,533	0.05%	0.05%	0.05%
Russell Global Real Estate Securities	787,237	850,443	906,178	0.05%	0.05%	0.05%
Russell Multi-Strategy Alternative(3)	78,366	N/A	N/A	0.05%	N/A	N/A
(1)	The Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.
(2)	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.
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(3)	The Russell Multi-Strategy Alternative Fund commenced operations on August 7, 2012.
RFSC has contractually agreed to waive and/or reimburse all or a portion of its administrative fees for certain Underlying Funds. These arrangements are not part of the Administrative Agreement and may be changed or discontinued. The following paragraphs list the current waivers and those that were in effect during the Underlying Funds’ last three fiscal years for the Underlying Funds.
Current Underlying Fund Waivers:
The Russell Cayman Commodity Strategies Fund Ltd., a wholly-owned subsidiary of the Russell Commodity Strategies Fund (the “Commodity Strategies Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RFSC an administrative fee at the annual rate of 0.05% of the Commodity Strategies Subsidiary’s net assets (the “Commodity Strategies Subsidiary Administrative Fees”). Pursuant to a contractual agreement with the Russell Commodity Strategies Fund, RFSC has agreed to permanently waive all or a portion of the administrative fees paid by the Russell Commodity Strategies Fund to RFSC in the amount equal to the amount of the Commodity Strategies Subsidiary Administrative Fees received by RFSC, if any. This waiver may not be terminated by RFSC.
The Russell Cayman Multi-Strategy Alternative Fund Ltd., a wholly-owned subsidiary of the Russell Multi-Strategy Alternative Fund (the “Multi-Strategy Alternative Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RFSC an administrative fee at the annual rate of 0.05% of the Multi-Strategy Alternative Subsidiary’s net assets (the “Multi-Strategy Alternative Subsidiary Administrative Fees”). Pursuant to a contractual agreement with the Russell Multi-Strategy Alternative Fund, RFSC has agreed to permanently waive all or a portion of the administrative fees paid by the Russell Multi-Strategy Alternative Fund to RFSC, in the amount equal to the amount of the Multi-Strategy Alternative Subsidiary Administrative Fees received by RFSC, if any. This waiver may not be terminated by RFSC.
Past Underlying Fund Waivers:
The Russell Cayman Commodity Strategies Fund Ltd. (the “Commodity Strategies Subsidiary”) pays RFSC an administrative fee at the annual rate of 0.05% of its net assets (the “Commodity Strategies Subsidiary Administrative Fee”). RFSC contractually agreed to waive all or a portion of the administrative fees paid by the Russell Commodity Strategies Fund to RFSC, respectively, in an amount equal to the amount of the Commodity Strategies Subsidiary Administrative Fee received by RFSC, if any. RFSC waived administrative fees in the amount of $28,368, $120,658 and $124,263 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively. There were no reimbursements for the periods ended October 31, 2010, 2011 and 2012. As a result of the waiver, the Russell Commodity Strategies Fund paid administrative fees of $114,397, $497,583 and $487,224 for the fiscal years ended October 31, 2010, 2011 and 2012, respectively.
The Russell Cayman Multi-Strategy Alternative Fund Ltd. (the “Multi-Strategy Alternative Subsidiary”) pays RFSC an administrative fee at the annual rate of 0.05% of its net assets (the “Multi-Strategy Alternative Subsidiary Administrative Fee”). RFSC contractually agreed to waive all or a portion of the administrative fees paid by the Russell Multi-Strategy Alternative Fund to RFSC in an amount equal to the amount of the Multi-Strategy Alternative Subsidiary Administrative Fee received by RFSC, if any. RFSC waived administrative fees in the amount of $3,616 for the fiscal year ended October 31, 2012. There were no reimbursements for the period ended October 31, 2012. As a result of the waiver, the Russell Multi-Strategy Alternative Fund paid administrative fees of $71,134 for the fiscal year ended October 31, 2012.
PORTFOLIO MANAGERS.
The RIMCo Managers (RIMCo’s employees who manage the RIC Funds and Underlying Funds, oversee the allocation of Fund assets to the Underlying Funds or the money managers  of the Underlying Funds and have primary responsibility for the management of the Funds and Underlying Funds) are compensated by RIMCo with salaries, annual incentive awards (paid in cash or awarded as part of a long term incentive plan) and profit sharing contributions. Salaries are fixed annually and are driven by the market place. Although compensation is not directly affected by an increase in fund assets, RIMCo Managers are responsible for aiding in client retention and assistance in RIMCo assets under management growth.
Annual incentive awards for the RIMCo Managers of the Funds are assessed by senior management based on the following:
•	Qualitative measures, such as a RIMCo Manager’s quality of decisions made for the accounts, contributions to client services efforts and improvement of RIMCo’s investment process. RIMCo managers are evaluated on the performance of the total portfolio and all decisions that go into that, for example, money manager selection, timing of money manager change decisions, direct investment and risk management.
•	Quantitative measures (fund performance). RIMCo Managers receive a quantitative performance assessment score for the Funds they manage. The score is predominantly based on 1-year and 3-year measurement horizons. A two year horizon may be used for a Fund that does not have 3 years of performance history. Performance for each
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Fund is equally assessed relative to the Fund’s index benchmark and relevant peer group. If no peer group is selected, the performance is assessed 100% versus benchmark. Fund weightings for each RIMCo Manager are determined at the beginning of each yearly assessment period and signed off by the asset class Chief Investment Officer (“CIO”) or Managing Director (“MD”), for the Russell Multi-Strategy Alternative Fund. These Funds and the assessment weighting for each Fund are recorded in a central system at the beginning of the assessment period. Each Fund may have an equal weight, could be asset weighted, could be a combination, or could be a custom set of applicable weights. Importantly, the assessment weighting for each Fund is approved by the asset class CIO or MD at the beginning of the assessment period. The central system tracks the performance of the allocations throughout the assessment period and delivers a score at the end to be used in the RIMCo Manager’s evaluation.
RIMCo Manager evaluations, salary and annual incentive award recommendations are conducted and reviewed by RIMCo asset class CIOs or MDs. FRC's compensation committee approves salaries and annual incentive awards after the asset class CIOs’ or MDs' recommendations have been reviewed by the Global Chief Investment Officer.
Beginning in 2013, for the profit sharing plan, contributions by Russell will be made at the discretion of FRC’s Board of Directors based on a profitability assessment (which may include factors in addition to achieving the operating profit plan). The annual determination of whether or not Russell’s profitability warrants a discretionary contribution will be solely within the FRC Board’s discretion and not based on a static formula.
The long term incentive plan provides key professionals with future cash payments, the value of which is tied to Russell’s financial performance. Awards under the long-term incentive plan are based on expected future contribution to the success of Russell. A long term incentive plan award would be part of a RIMCo Manager’s annual incentive award, which is discretionary. Once the annual incentive award amount has been agreed, the allocation of that award to cash versus long term incentive plan is formulaic. A long term incentive plan award is not paid until it is fully vested (four years after it is awarded).
RIMCo Managers earning over a specified amount of cash compensation (salary plus annual incentive awards) are eligible to participate in the deferred compensation plan which allows the RIMCo Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of RIF Funds selected by the RIMCo Manager.
Equity Securities Beneficially Owned By Rimco Managers In The Funds
They Manage For The Fiscal Year Ended October 31, 2012
RIMCO MANAGERS OF THE FUNDS	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND MANAGED BY THE RIMCO MANAGER
Michael R. Ruff	None	Conservative Strategy Fund
	None	Moderate Strategy Fund
	None	Balanced Strategy Fund
	None	Growth Strategy Fund
	None	Equity Growth Strategy Fund
	None	2015 Strategy Fund
	None	2020 Strategy Fund
	None	2025 Strategy Fund
	None	2030 Strategy Fund
	None	2035 Strategy Fund
	None	2040 Strategy Fund
	None	2045 Strategy Fund
	None	2050 Strategy Fund
	None	2055 Strategy Fund
	None	In Retirement Fund

RIMCo Managers typically manage multiple portfolios. These portfolios may include mutual funds, separate accounts, unregistered funds and commingled trusts. Russell’s investment process, which includes money manager selection and proprietary asset allocation, is guided by the principle that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principle, RIMCo Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines and then select Underlying Fund money managers or Underlying Funds for the Funds to invest in to fulfill those needs. Specifically, RIMCo Managers make money manager  or Underlying Fund selection and allocation decisions for each portfolio based on a variety of factors relevant to that portfolio. The investment process dictates that RIMCo Managers of Underlying Funds utilize Russell’s manager research analysis and manager rankings to assist in selecting
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the most suitable money manager(s) to meet the unique investment needs of the various portfolios they manage. RIMCo Managers of Funds of Funds utilize Russell proprietary capital markets research and portfolio strategy analysis to assist in determining the Underlying Funds in which to invest and the asset allocations to the Underlying Funds to meet the unique investment needs of the various funds they manage.
At the core of Russell’s investment process is a robust oversight and peer review program for money manager selection for the Underlying Funds and asset allocation for the funds of funds.  For RIMCo managers of Underlying Funds it includes the hiring, termination and retention of money managers.  For fund of funds asset allocations, this process includes defining a fund's objective and determining appropriate ways to measure performance. This process is overseen by Russell’s Investment Strategy Committee (“ISC”) and the asset class CIOs or MDs who are responsible for monitoring the portfolio management duties performed within their specific asset class.
Occasionally, a particular money manager for an Underlying Fund may restrict the total amount of capacity they will allocate to Russell portfolios. If, however, the total allocation is too small to be shared in a meaningful size across all Russell portfolios or if the money manager restricts the absolute number of assignments they will accept from Russell, it is the RIMCo Manager’s responsibility to determine which portfolios receive the allocation. In cases where a RIMCo Manager is managing multiple portfolios and must allocate a manager differently across his funds, both the asset class CIO or MD and the ISC must review and ratify the recommendations.
OTHER ACCOUNTS MANAGED BY RIMCO MANAGERS
AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS
AS OF October 31, 2012
RIMCo Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
Michael R. Ruff	--	--	--	--	--	--	--
Further information on the RIMCo Managers of the Underlying Funds is available in the Underlying Funds’ SAI.
MONEY MANAGERS.
The Underlying Funds’ money managers are not affiliates of RIC or RIMCo, other than as discretionary managers for a portion of an Underlying Fund's portfolio. Some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see “Brokerage Allocations” and “Brokerage Commissions”). Money managers may serve as advisers or discretionary managers for Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other offshore vehicles and/or for accounts which have no business relationship with the FRC organization.
From its advisory fees received from the Underlying Funds, RIMCo, as agent for RIC, pays all fees to the money managers for their investment selection services. Money manager fees are determined through arm’s-length negotiations with RIMCo. These negotiations take into account, among other factors, the anticipated nature and quality of services to be rendered, the current and expected future level of business with the money manager, and fees charged by the money manager and other money managers for services provided to funds and accounts with similar investment mandates. Typically, a sliding fee scale corresponding to future levels of assets is agreed upon to reflect economies of scale achieved as a result of cash inflows or market appreciation. RIMCo periodically reviews money manager fee levels and renegotiates these agreements as appropriate. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the Underlying Funds’ fiscal years ended October 31, 2012, 2011 and 2010, fees paid to the money managers of the Underlying Funds were:
	$ Amount Paid			Annual rate (as a % of average daily net assets)
Underlying Fund	2012	2011	2010	2012	2011	2010
Russell U.S. Core Equity	$ 6,271,130	$ 7,748,282	$ 8,794,305	0.19%	0.19%	0.19%
Russell U.S. Defensive Equity	4,725,690	5,483,660	6,285,172	0.19%	0.18%	0.16%
Russell U.S. Dynamic Equity	369,061	182,506	234,574	0.20%	0.22%	0.26%
Russell U.S. Small Cap Equity	5,697,140	6,052,673	5,670,188	0.40%	0.39%	0.38%
Russell International Developed Markets	12,250,403	13,839,642	12,773,422	0.28%	0.28%	0.29%
Russell Global Equity	8,679,181	9,427,328	5,979,399	0.32%	0.35%	0.38%
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	$ Amount Paid			Annual rate (as a % of average daily net assets)
Underlying Fund	2012	2011	2010	2012	2011	2010
Russell Emerging Markets	7,750,920	7,873,557	6,250,642	0.43%	0.43%	0.46%
Russell Global Opportunistic Credit(1)	3,165,338	2,759,460	210,000	0.39%	0.38%	0.54%
Russell Strategic Bond	7,078,549	7,284,932	7,513,571	0.09%	0.10%	0.10%
Russell Investment Grade Bond	1,304,106	1,280,540	1,105,898	0.07%	0.08%	0.08%
Russell Short Duration Bond	1,005,321	854,858	654,350	0.09%	0.09%	0.09%
Russell Commodity Strategies(2)	3,655,007	2,523,558	619,216	0.30%	0.20%	0.07%
Russell Global Infrastructure(1)	2,959,039	2,619,076	N/A	0.34%	0.34%	N/A
Russell Global Real Estate Securities	4,751,339	4,996,171	4,143,786	0.30%	0.29%	0.23%
Russell Multi-Strategy Alternative(3)	1,358,078	N/A	N/A	0.88%	N/A	N/A
(1)	The Russell Global Infrastructure and Russell Global Opportunistic Credit Funds commenced operations on October 1, 2010.
(2)	The Russell Commodity Strategies Fund commenced operations on July 1, 2010.
(3)	The Russell Multi-Strategy Alternative Fund commenced operations on August 7, 2012.
Each money manager has agreed that it will look only to RIMCo for the payment of the money manager’s fee, after RIC has paid RIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may benefit as a result of brokerage commissions received by their broker-dealer affiliates that execute portfolio transactions for the Funds.
DISTRIBUTOR.
Russell Financial Services, Inc. (the “Distributor”) serves as the distributor of RIC Shares. Certain classes of RIC Funds pay for distribution-related services and shareholder services pursuant to RIC’s Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively.  As permitted by RIC’s Rule 12b-1 Distribution Plan and Shareholder Services Plan, the Distributer has entered into arrangements with Selling Agents and Servicing Agents (each, as defined below) to perform certain distribution and shareholder services for certain classes of RIC.  The distribution fees and shareholder services fees paid by the Funds to the Distributor are then paid by the Distributor to these Selling Agents and Servicing Agents.  The Distributor does not retain any of the distribution fees or shareholder servicing fees paid to it by the Funds.  Any amounts that are unable to be paid to the Selling and Servicing Agents are returned to RIC.  The Distributor keeps a portion of the front-end sales charge imposed on Class A Shares. Financial Intermediaries receive the remaining amount of the front-end sales charge imposed on Class A Shares and may be deemed to be underwriters of the relevant Fund as defined in the Securities Act of 1933, as amended (“Securities Act”). Financial Intermediaries that sell Class A Shares may also receive the distribution fee payable under the Funds’ Distribution Plan at an annual rate of up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class A Shares sold by them.
The Distributor distributes shares of the Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares. The Distributor is a wholly owned subsidiary of RIMCo and its mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
CUSTODIAN AND PORTFOLIO ACCOUNTANT.
State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accountant for RIC. As custodian, State Street is responsible for the safekeeping of the Funds’ and Underlying Funds' assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each of the Underlying Funds for regulatory and financial reporting purposes. The mailing address for State Street Bank and Trust Company is: 1200 Crown Colony Drive, Crown Colony Office Park, CC1-5th Floor North, Quincy, MA 02169.
TRANSFER AND DIVIDEND DISBURSING AGENT.
RFSC serves as transfer and dividend disbursing agent for RIC. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to RIC. RFSC retains a portion of this fee for its services provided to RIC and pays the balance to unaffiliated agents who assist in providing these services. RFSC’s mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
For Class R1, Class R2 and Class R3 Shares of each LifePoints Target Portfolio Funds individually, RFSC has contractually agreed, until February 28, 2014, to waive 0.15% of its transfer agency fees.
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ORDER PLACEMENT DESIGNEES.
Russell Financial Services, Inc. or its affiliates have authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for RIC Shares. Certain Financial Intermediaries are authorized, subject to approval of the Distributor, to designate other intermediaries to accept purchase and redemption orders on RIC’s behalf. With respect to those intermediaries, RIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund’s net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to RIC.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
PricewaterhouseCoopers LLP (“PwC”) serves as the Independent Registered Public Accounting Firm of RIC. PwC is responsible for performing annual audits of the financial statements and financial highlights of the Funds  and Underlying Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States) and a review of federal tax returns. The mailing address of PwC is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.
CODES OF ETHICS.
RIC, RIMCo, Russell Financial Services, Inc. and each money manager have each adopted a code of ethics which complies in all material respects with applicable law and which is intended to protect the interests of each Underlying Fund's shareholders. The codes of ethics are designed to prevent affiliated persons of RIC, RIMCo, Russell Financial Services, Inc. and the money managers from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Underlying Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics generally permit investment personnel to trade securities for their own account, including securities that may be purchased or held by an Underlying Fund, subject to restrictions on personal securities trading specified in the applicable code of ethics. Each code of ethics has been filed with the SEC and may be viewed by the public.
Because each money manager is an entity not affiliated with RIC or RIMCo, RIMCo relies on each money manager to monitor the personal trading activities of the money manager’s personnel in accordance with that money manager’s code of ethics. Each money manager provides RIMCo with a quarterly certification of the money manager’s compliance with its code of ethics and a report of any significant violations of its code.
PLAN PURSUANT TO RULE 18f-3.
SEC Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company’s board of trustees that is filed with the SEC. For purposes of this SAI, because the Funds offer multiple classes of Shares, the Funds will also be referred to as “Multiple Class Funds.” The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.
DISTRIBUTION PLANS.
Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each Fund has adopted a distribution plan (the “Distribution Plan”) in accordance with the Rule.
In adopting the Distribution Plan for each Fund, a majority of the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of RIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the “Independent
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Trustees”), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Fund and its shareholders. In connection with the Trustees’ consideration of whether to adopt the Distribution Plan for each Fund, the Distributor, as the Funds’ principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Funds by enabling those Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisers and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Fund would have.
For each Fund offering Class A, Class C or Class R3 Shares, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A, Class C and Class R3 Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, RIC makes no distribution payments to the Distributor with respect to Class A, Class C or Class R3 Shares except as described above. Therefore, RIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from RIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor’s overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by RIC under the Distribution Plan.
For each Fund offering Class A, Class C or Class R3 Shares, the Distribution Plan provides that each Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A, Class C and Class R3 Shares for any activities or expenses primarily intended to result in the sale of Class A, Class C and Class R3 Shares of such Fund. Such payments by RIC will be calculated daily and paid as billed. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Fund present at a shareholders’ meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a “1940 Act Vote”) and a vote of the Trustees, including a majority of the Independent Trustees. For the Funds, the Distribution Plan does not provide for those Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Fund, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Fund or (ii) a 1940 Act Vote.
Selling Agent Agreements for Multiple Class Funds
Under the Distribution Plans, the Distributor may also enter into agreements (“Selling Agent Agreements”) with Financial Intermediaries to provide sales support services with respect to Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this SAI as “Selling Agents.”
Under the Distribution Plan, the following Funds’ Class A, Class C and Class R3 Shares accrued expenses in the following amounts, payable as compensation to the Selling Agents by the Distributor, for the fiscal years ended October 31, 2012, 2011 and 2010 (these amounts were for compensation to dealers):
Funds	Class A 10/31/12	Class C 10/31/12	Class R3 10/31/12
Conservative Strategy Fund	$ 305,583	$1,574,834	$ 337,793
Moderate Strategy Fund	551,319	2,259,339	460,601
Balanced Strategy Fund	2,657,419	9,534,490	1,292,970
Growth Strategy Fund	1,808,590	5,380,623	904,310
Equity Growth Strategy Fund	563,751	2,467,362	425,037
2015 Strategy Fund	N/A	N/A	32,393
2020 Strategy Fund	2,865	N/A	191,294
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Funds	Class A 10/31/12	Class C 10/31/12	Class R3 10/31/12
2025 Strategy Fund	N/A	N/A	37,293
2030 Strategy Fund	4,917	N/A	144,030
2035 Strategy Fund	N/A	N/A	22,640
2040 Strategy Fund	2,333	N/A	106,219
2045 Strategy Fund	N/A	N/A	9,220
2050 Strategy Fund	N/A	N/A	9,941
2055 Strategy Fund	N/A	N/A	356
In Retirement Fund	2,537	N/A	72,120
Funds	Class A 10/31/11	Class C 10/31/11	Class R3 10/31/11	Class A 10/31/10	Class C 10/31/10	Class R3 10/31/10
Conservative Strategy Fund	$ 264,274	$1,349,762	$ 491,655	$ 215,172	$1,074,047	$ 474,720
Moderate Strategy Fund	547,507	2,135,500	686,402	499,157	1,864,030	694,744
Balanced Strategy Fund	2,785,878	9,944,477	1,984,402	2,649,572	9,374,850	2,088,040
Growth Strategy Fund	2,001,890	6,018,488	1,475,328	1,922,361	5,860,459	1,529,862
Equity Growth Strategy Fund	642,688	2,895,514	701,548	644,425	2,944,461	739,384
2015 Strategy Fund	N/A	N/A	34,726	N/A	N/A	21,805
2020 Strategy Fund	5,499	N/A	235,810	5,060	N/A	211,388
2025 Strategy Fund	N/A	N/A	36,139	N/A	N/A	21,112
2030 Strategy Fund	4,584	N/A	186,109	4,229	N/A	164,434
2035 Strategy Fund	N/A	N/A	21,663	N/A	N/A	11,845
2040 Strategy Fund	2,739	N/A	140,442	2,225	N/A	121,822
2045 Strategy Fund	N/A	N/A	7,411	N/A	N/A	3,452
2050 Strategy Fund	N/A	N/A	11,662	N/A	N/A	6,292
2055 Strategy Fund*	N/A	N/A	214	N/A	N/A	N/A
In Retirement Fund	1,734	N/A	64,689	N/A**	N/A	3,294
*	No shares of the 2055 Strategy Fund were issued during the fiscal year ended October 31, 2010.
**	No Class A Shares of the In Retirement Fund were issued during the fiscal year ended October 31, 2010.
SHAREHOLDER SERVICES PLAN.
A majority of the Trustees, including a majority of Independent Trustees, adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds. This plan is referred to as the “Service Plan.”
Under the Service Plan, RIC may compensate the Distributor or any investment advisers, insurance companies, banks, investment advisers, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of  Class C, Class E, Class R2 or Class R3 Shares, offering such Shares (“Servicing Agents”), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of  Class C, Class E, Class R2 or Class R3 Shares. Such payments by RIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for  Class C, Class E, Class R2 or Class R3 Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund’s Shares.
Among other things, the Service Plan provides that (1) the Distributor shall provide to RIC’s officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Fund’s Shares, by a vote of a majority of the Independent Trustees.
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Under the Service Plan, the following Funds’ Class C, Class E, Class R2 and Class R3 Shares accrued expenses in the following amounts payable to the Servicing Agents by the Distributor, for the fiscal year ended October 31, 2012:
Funds	Class C	Class E	Class R2	Class R3
Conservative Strategy Fund	$ 524,313	$108,363	$111,017	$ 337,615
Moderate Strategy Fund	753,113	210,935	171,038	460,601
Balanced Strategy Fund	3,178,163	392,990	654,992	1,292,970
Growth Strategy Fund	1,793,541	301,886	510,302	904,310
Equity Growth Strategy Fund	822,454	132,047	231,168	425,037
2015 Strategy Fund	N/A	N/A	15,370	32,393
2020 Strategy Fund	N/A	5,785	75,147	191,937
2025 Strategy Fund	N/A	N/A	17,374	37,293
2030 Strategy Fund	N/A	2,242	63,845	144,030
2035 Strategy Fund	N/A	N/A	12,363	22,640
2040 Strategy Fund	N/A	2,420	39,592	106,219
2045 Strategy Fund	N/A	N/A	6,881	9,220
2050 Strategy Fund	N/A	N/A	6,095	9,941
2055 Strategy Fund	N/A	N/A	2,182	356
In Retirement Fund	N/A	N/A	30,144	72,120
UNDERLYING FUND EXPENSES.
The Underlying Funds will pay all their expenses other than those expressly assumed by RIMCo and RFSC. The principal expenses of the Underlying Funds are the annual advisory fee and the annual administrative fee, payable to RIMCo and RFSC, respectively. The Underlying Funds’ other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto. Whenever an expense can be attributed to a particular Underlying Fund or Class of Shares, the expense is charged to that Underlying Fund or Class of Shares. Common expenses are allocated among the Underlying Funds based primarily upon their relative net assets.
FUND OPERATING EXPENSES.
As a shareholder of the Underlying Funds, each Fund indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. RIMCo has agreed to assume the responsibility of payment for all Fund operating expenses other than Rule 12b-1 distribution fees, shareholder servicing fees, non-recurring expenses and extraordinary expenses. If this arrangement is discontinued, Fund expenses may increase.
PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES.
As described in the Prospectus, the Funds provide you with different classes of shares based upon your individual investment needs.
Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.
Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) payments pursuant to the distribution plan or shareholder services plan for that specific class, (ii) transfer agency fees attributable to a specific class of shares, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and
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services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.
The following classes of shares are available for purchase. See the applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.
Class R1, Class R2 and Class R3 Shares are only available to (1) employee benefit and other plans with multiple participants, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund shares in plan level or omnibus accounts on behalf of participants, (2) 401k rollover accounts investing through recordkeeping platforms where the platform has a sales agreement with the Funds’ distributor to sell Class R1, Class R2 or Class R3 Shares and consolidates and holds all Fund Shares in omnibus accounts on behalf of shareholders or (3) separate accounts investing in the Funds offered to investors through a group annuity contract exempt from under the Securities Act of 1933. Class R1, Class R2 and Class R3 Shares are not available to any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares.
Class A Shares of the LifePoints Target Portfolio, 2020 Strategy, 2030 Strategy, 2040 Strategy and In Retirement Funds (the “Class A Funds”)
Class A Shares of the 2020 Strategy, 2030 Strategy, 2040 Strategy and In Retirement Funds are not currently offered to new shareholders and may only be purchased by existing shareholders.
Class A Shares are sold at offering price, which is the net asset value plus a front-end sales charge as follows. The Funds receive the entire net asset value of all Class A Shares that are sold. The Distributor receives the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.
Amount of your investment	Front-end sales charge as a % of offering price	Front-end sales charge as a % of net amount invested	Broker/Dealer commission as a % of offering price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.60%
$1,000,000 or more	--0--	--0--	up to 1.00%
Investments of $1,000,000 or more. You do not pay a front-end sales charge when you buy $1,000,000 or more of shares of the RIC Funds. However, if your Financial Intermediary was paid a commission by the Funds’ Distributor on those Class A Shares and you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%.
Commissions are paid to Financial Intermediaries on Class A Share purchases by a single shareholder which are not subject to a front-end sales charge at the following rates: 1.00% on purchase up to $4 million, 0.50% on purchases over $4 million to $10 million and 0.25% on purchases over $10 million. Commissions are paid based on cumulative purchases by a shareholder over time, not on purchases made during a calendar year.
Class C Shares of the LifePoints Target Portfolio Funds
Financial Intermediaries that sell Class C Shares will receive the shareholder services fee payable under the Funds’ shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C Shares sold by them and the distribution fee payable under the Funds’ Distribution Plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C Shares sold by them.
Class E Shares of the LifePoints Target Portfolio, 2020 Strategy, 2030 Strategy and 2040 Strategy Funds
Financial Intermediaries that sell Class E Shares will receive the shareholder services fee payable under the Funds’ shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E Shares sold by them.
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Class S Shares of the LifePoints Target Portfolio, 2020 Strategy, 2030 Strategy and 2040 Strategy Funds
Financial Intermediaries will receive no shareholder services or distribution fees for Class S Shares.
Class R1 Shares of the LifePoints Target Portfolio Funds and LifePoints Target Date Funds
Financial Intermediaries will receive no shareholder services or distribution fees for Class R1 shares.
Class R2 Shares of the LifePoints Target Portfolio Funds and LifePoints Target Date Funds
Financial Intermediaries that sell Class R2 shares will receive the shareholder services fee payable under the Funds’ shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class R2 shares sold by them.
Class R3 Shares of the LifePoints Target Portfolio Funds and LifePoints Target Date Funds
Financial Intermediaries that sell Class R3 shares will receive the shareholder services fee payable under the Funds’ shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class R3 shares sold by them and the distribution fee payable under the Funds’ distribution plan at an annual rate of up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class R3 shares sold by them.
Class S Shares of the LifePoints Target Portfolio, 2020 Strategy, 2030 Strategy and 2040 Strategy Funds
Moving From Class S To Class A Shares.
You can redeem Class S Shares held in an account that charges an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for services (a “fee-based program”) and with the redemption proceeds purchase Class A Shares without paying a front-end sales charge if all of the following conditions are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class S Shares in the fee-based program for at least one year, (c) the purchase of the Class A Shares is part of a series of transactions designed to move you from Class S Shares to Class A Shares of the same Fund and (d) you notify your Financial Intermediary that you meet the preceding three conditions. RFSC believes that an exchange between classes of the same Fund is not a taxable event; however, you must check with your Financial Intermediary to determine if they will process the exchange as non-taxable. Please consult with your Financial Intermediary and your tax adviser for more information.
Class E and S Shares of All Funds offering Class E and S Shares except the 2020 Strategy, 2030 Strategy and 2040 Strategy Funds

Class E and S Shares of each Fund which offers Class E and S Shares may only be purchased by:
(1)	clients of Financial Intermediaries who charge an advisory fee, management fee, consulting fee, fee in lieu of brokerage commissions or other similar fee for their services for the shareholder account in which the Class E or S Shares are held or clients of Financial Intermediaries where the Financial Intermediary would typically charge such a fee but has determined to waive its fee in a particular instance as the result of a potential conflict of interest;
(2)	employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants. SEPs, SIMPLE-IRA and individual 403(b) Plans are not considered plans for purposes of this paragraph;
(3)	clients of Financial Intermediaries who are members of Russell Investments;
(4)	individuals pursuant to employee investment programs of Russell or its affiliates; or
(5)	current and retired registered representatives of broker-dealers having sales agreements with the Funds’ Distributor to sell such Class E or S Shares and current spouses or the equivalent thereof, children, step-children (with respect to current union only), parents, step-parents or parents-in-law of such registered representative or to a family trust in the name of such registered representative.
The Funds generally do not have the ability to enforce these limitations on access to Class E or S Shares. It is the sole responsibility of each Financial Intermediary to ensure that it only makes Class E or S Shares available to those categories of investors listed above that qualify for access to Class E or S Shares. However, the Funds will not knowingly sell Class E or S Shares to any investor not meeting one of the foregoing criteria.
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Class E and S Shares of the 2020 Strategy, 2030 Strategy and 2040 Strategy Funds
Class E and S Shares are only available to (1) employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, HSAs (Health Savings Accounts), profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund shares in plan level or omnibus accounts on behalf of participants or (2) separate accounts investing in the Funds offered to investors through a group annuity contract exempt from under the Securities Act of 1933. Class E and S Shares are not available to any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares. Current shareholders of Class E or S Shares who acquired their shares prior to December 14, 2007 may make additional purchases of Class E and S Shares in their existing accounts without regard to the foregoing restrictions.
Sales Charge Waivers and Reductions
Please see the Funds' Prospectuses for information about sales charge waivers and reductions, including front-end sales charge waivers, cumulative purchase discounts, accumulation privileges, letters of intent, reinstatement privileges, exchange privileges, and deferred sales charge waivers.
Minimum Initial Investment Requirements
There is currently no required minimum initial investment for Shares of the Funds. However, each Fund reserves the right to close any account whose balance falls below $1,000.
Uncashed Checks
Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.
VALUATION OF FUND SHARES.
The net asset value per share of each Class of Shares is calculated separately for each Fund Class on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund’s assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.
The Shares of the Underlying Funds held by each Fund are valued at their net asset value.  The Underlying Funds may value certain securities for which market quotations are not readily available or are deemed not reliable at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to RFSC to administer. Market quotations for non-U.S. securities, either individually or collectively, may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in U.S. market indices meeting standards of significance specified in the procedures established by the Board (which standards of significance are subject to change), occurs after the close of the non-U.S. markets on which such securities are traded. If you hold Shares in a Fund that invests in these Underlying Funds which hold portfolio securities listed primarily on non-U.S. exchanges, the net asset value of that Fund’s Shares may change on a day when you will not be able to purchase or redeem that Fund’s Shares. This is because the value of those Underlying Funds’ portfolio securities may change on weekends or other days when the Fund does not price its Shares.
PORTFOLIO TURNOVER RATES OF THE FUNDS.
The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of Underlying Fund Shares for the particular year, by the monthly average value of the Underlying Fund Shares owned by the Fund during the year. The Funds will purchase or sell Underlying Fund Shares to: (i) accommodate purchases and sales of each Fund’s Shares; (ii)
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change the percentages of each Fund’s assets invested in each of the Underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of each Fund’s assets among the Underlying Funds generally within the percentage limits described in the Prospectus.  Additionally, the turnover level for the Funds was impacted by mergers of the Underlying Funds and exchanges from one class of shares of the Underlying Funds to another.
The portfolio turnover rates for the fiscal years ended October 31, 2012 and 2011 for each Fund were:
Funds	10/31/12	10/31/11
Conservative Strategy Fund	22%	19%
Moderate Strategy Fund	23	15
Balanced Strategy Fund	20	9
Growth Strategy Fund	23	7
Equity Growth Strategy Fund	24	7
2015 Strategy Fund	28	26
2020 Strategy Fund	21	24
2025 Strategy Fund	37	27
2030 Strategy Fund	26	28
2035 Strategy Fund	47	42
2040 Strategy Fund	26	23
2045 Strategy Fund	57	77
2050 Strategy Fund	78	72
2055 Strategy Fund	23	47
In Retirement Fund	20	43
PORTFOLIO TURNOVER RATES OF THE UNDERLYING FUNDS.
Portfolio turnover measures how frequently securities held by an Underlying Fund are bought and sold. The portfolio turnover rate for each Underlying Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Underlying Fund during the past 13 months.
The portfolio turnover rates for the fiscal years ended October 31, 2012 and 2011 for the Underlying Funds were:
	10/31/12	10/31/11
Russell U.S. Core Equity	117%	90%
Russell U.S. Defensive Equity	150	142
Russell U.S. Dynamic Equity	120	142
Russell U.S. Small Cap Equity	129	111
Russell International Developed Markets	65	74
Russell Global Equity	107	83
Russell Emerging Markets	94	73
Russell Global Opportunistic Credit	109	126
Russell Strategic Bond	186	233
Russell Investment Grade Bond	159	187
Russell Short Duration Bond	245	339
Russell Commodity Strategies	60	123
Russell Global Infrastructure	125	145
Russell Global Real Estate Securities	64	69
Russell Multi-Strategy Alternative(1)	97	N/A
(1)	The Russell Multi-Strategy Alternative Fund commenced operations on August 7, 2012.
A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to an Underlying Fund’s portfolio securities (see “Taxes”).
DISCLOSURE OF PORTFOLIO HOLDINGS.
The Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees. Disclosures of portfolio holdings information may only be made pursuant to these Board-approved policies and procedures.
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Disclosure of a Fund’s portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund and its adviser. Disclosure is permissible only when a Fund, as determined by the Board of Trustees or Chief Compliance Officer, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, which includes a duty not to trade on non-public information.
Public Disclosures of Portfolio Holdings Information
Disclosure of a Fund’s complete holdings as of the end of each fiscal quarter is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Funds will also make these reports available on their website, www.russell.com. Disclosure of a Fund’s complete portfolio holdings will be available on the Funds’ website no later than 15 calendar days after each month end.
Upon the occurrence of an unexpected, out of the ordinary event with respect to one or more portfolio holdings or the market as a whole, RIMCo may, consistent with the statement of policy set forth above and with the prior approval of the Chief Compliance Officer, prepare and make available on the Funds’ website a statement relating to such event which may include information regarding the Funds’ portfolio holdings.
Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.
Non-Public Disclosures of Portfolio Holdings Information
RIMCo and the money managers may periodically distribute lists of applicable investments held by the Funds for the purpose of facilitating management of the Funds’ portfolios and receipt of relevant research. Mellon Analytical Solutions, Brown Brothers Harriman, Charles River Development, Bloomberg AIM, Barclays Point, Glass Lewis & Co., LLC, FactSet Research Systems Inc., Pace, Axioma, Wilshire Associates, Advent Software, Inc., Vestek, Amba Research, Genpact, Measurisk, Hexaware, CaliberPoint, SS&C Technologies, Inc. and Electra Information Systems provide such services to RIMCo and the money managers and as such may receive monthly, weekly or daily portfolio holdings. RIMCo and the money managers may periodically distribute a list of the issuers and securities which are covered by their respective research departments as of a particular date, but in no case will such a list identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.
In addition, the Funds’ custodian generates portfolio holdings information in connection with its services to the Funds. Confluence Technologies, Inc. (“CTI”), GainsKeeper, Interactive Data Corporation (“IDC”) and Risk Metrics Group, Inc. (“RiskMetrics”) provide performance and financial reporting, tax filing services, pricing, and proxy voting and class action registration services, respectively, to RIMCo or RFSC. CTI and RiskMetrics receive daily portfolio holdings information in connection with their services. Such service providers must keep the portfolio holdings information confidential and cannot trade based on the non-public information. There is no lag between the date of such portfolio holdings information and the date on which the information is disclosed to the service providers.
From time to time, rating and ranking organizations such as iMoneyNet, Crane Data LLC, Standard & Poor’s, Morningstar, Inc. and Lipper Analytical Services may request complete portfolio holdings information in connection with rating the Funds. In order to facilitate the review of the Funds by these rating agencies, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds’ shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, which includes a duty not to trade on non-public information.
No compensation or other consideration is paid to the Funds, RIMCo or the money managers for any non–public disclosure of portfolio holdings information.
Administration of the Portfolio Holdings Disclosure Policies
The Chief Compliance Officer will exercise oversight of disclosures of the Funds’ portfolio holdings. It is the duty of the Chief Compliance Officer or her designee to ensure that all disclosures of the portfolio holdings of a Fund are in the best interests of such Fund’s shareholders. It is the responsibility of each business unit with access to portfolio holdings, including RFSC Fund Administration and RIMCo’s Investment Management and Research Division, to inform the Chief Compliance Officer of any third parties receiving portfolio holdings information which has not previously been disclosed. The Chief Compliance Officer is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and
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the interests of the Funds’ investment adviser, principal underwriter, or any affiliated person of the Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds’ Chief Compliance Officer. If the Chief Compliance Officer deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, the violation will be reported to the Funds’ Board of Trustees, as required by Rule 38a-1. The Chief Compliance Officer also has the discretion to report other compliance matters arising under the portfolio holdings disclosure policies to the Board of Trustees.
Disclosure of the Funds’ portfolio holdings made in accordance with these procedures is authorized by the Funds’ Board of Trustees. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Funds’ Board of Trustees; provided, however that waivers or exceptions in connection with operational or administrative functions may be made with the prior consent of the Chief Compliance Officer. All such waivers and exceptions by the Chief Compliance Officer will be disclosed to the Board of Trustees no later than its next regularly scheduled quarterly meeting.
PROXY VOTING POLICIES AND PROCEDURES.
The Funds invest in the Underlying Funds. Each Fund will vote in the same manner and proportion as the votes cast by other shareholders of the Underlying Funds in which the Fund invests.
The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds  and Underlying Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). RIMCo has also hired a third party service provider to serve as proxy administrator (“Proxy Administrator”), although RIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.
The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIMCo’s clients and to enable the Committee to resolve any material conflicts of interest between the Funds  or Underlying Funds on the one hand, and RIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Proxy Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.
The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Proxy Administrator is obligated to vote all proxies as set forth in the Guidelines.
The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.
•	Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.
•	In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care or for proposals that expand protection beyond the standards set forth by Delaware law; against proposals that would expand indemnification beyond coverage of legal expenses to coverage of acts that are more serious violations of fiduciary obligations than mere carelessness; and for proposals that would provide indemnification for an Italian company’s internal auditors or expanded indemnification where a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company.
•	In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Proxy Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions proposals unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; for corporate restructuring proposals,
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including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, asset sales and creation of holding companies, unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
•	In regards to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of; against proposals to create preferred stock, unless the Proxy Administrator recommends a vote for, in which case such vote will be determined on a case-by-case basis; if the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization.
•	Generally, proxies are voted for executive and director stock option plans unless the Proxy Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.
•	In connection with social and environmental matters, proxies will generally be voted for management social, political or environmental proposals unless the Proxy Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis. However, in regards to shareholder social, political, nuclear safety, land use, ecological or environmental proposals, proxies may be assessed on a case-by-case basis.
Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Proxy Administrator is obligated to request additional direction from the Committee. The Proxy Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.
To the extent that any shares of an Underlying Fund are owned directly by any other Fund, those shares will be voted directly by the Fund in the same proportion as all other votes received from the other holders of such Underlying Fund’s shares.
Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, at http://www.russell.com and on the SEC’s website at http://www.sec.gov.
BROKERAGE ALLOCATIONS.
Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager of the Underlying Fund or by RIMCo. RIC's arrangements with RIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with RIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.
In the case of securities traded in the over-the-counter market and depending on where the money manager or RIMCo believes best execution is available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.
A money manager may effect portfolio transactions for the segment of an Underlying Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with RIMCo or the money manager, as well as with brokers affiliated with other money managers.
The Underlying Funds effect certain transactions through Russell Implementation Services, Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions  for the Underlying Funds or (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIMCo determines not to allocate to money
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managers, including assets RIMCo may manage to manage risk in an Underlying Fund's investment portfolio and for each Fund’s cash reserves. RIMCo has authorized RIS to effect certain futures, swaps, over-the-counter derivatives transactions, and cleared swaps, including foreign currency spot, forwards and options trading (collectively, “derivatives trading”) on behalf of the Underlying Funds. In connection with these transactions, RIS may (i) negotiate, amend, execute and deliver International Swaps and Derivatives Association, Inc. agreements, supporting annexes, confirmations and schedules, including but not limited to, credit support documents (whether by way of title transfer or by way of security), futures agreements, foreign currency documentation and any other agreements or instruments RIS considers necessary or desirable for the purpose of entering into derivatives trading transactions; and (ii) deliver to counterparties, on the behalf of the Underlying Funds, representations, warranties and covenants, including but not limited to certain tax representations, along with such financial information regarding the Underlying Funds as such counterparties may reasonably request.
The Underlying Funds will effect transactions through Recapture Services, a division of BNY ConvergEX Execution Solutions LLC (“Recapture Services”) and its global network of unaffiliated correspondent brokers as well as State Street Global Markets, LLC (“SSGM”) and its global network of unaffiliated correspondent brokers. Trades placed through Recapture Services, SSGM and their correspondents are used (i) to obtain research services for RIMCo to assist RIMCo in its investment decision-making process in its capacity as Advisor to the Funds or (ii) to generate commission rebates to the Underlying Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Underlying Funds, the Underlying Funds’ money managers are requested to, and RIMCo may with respect to transactions it places, effect transactions with or through Recapture Services, SSGM and their correspondents or other brokers only to the extent that the money managers or RIMCo believe that the Underlying Funds will receive best execution. In addition, RIMCo recommends targets for the amount of trading that money managers direct though Recapture Services and SSGM based upon several factors including asset class and investment style, among others. Research services provided to RIMCo by Recapture Services, SSGM or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates, which may be included in commission costs. Research provided to RIMCo may benefit the particular Underlying Funds generating the trading activity and may also benefit other Funds within RIC and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Underlying Funds may benefit from research provided with respect to trading by those other funds and clients.
Decisions concerning the acquisition of research services by RIMCo are approved and monitored by a FRC Soft Commission Committee (“SCC”), which consists principally of employees in research and investment management roles. The SCC acts as an oversight body with respect to purchases of research services acquired by RIMCo using soft commissions generated by funds managed by FRC affiliates, including the Underlying Funds.
Recapture Services, SSGM or other brokers may also rebate to the Underlying Funds a portion of commissions earned on certain trading by the Underlying Funds through Recapture Services, SSGM and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Underlying Funds generating the applicable commission. Commission recapture is generated on the instructions of the SCC once RIMCo’s research needs have been met.
Recapture Services and SSGM retain a portion of all commissions generated, regardless of whether the trades were used to provide research services to RIMCo or commission recapture to the Underlying Funds. Trades through Recapture Services, SSGM and their correspondents for transition services and manager funding (i.e., brokerage arrangements designed to reduce costs and optimize performance during the transition of Underlying Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.
Additionally, a money manager may independently effect transactions through Recapture Services, SSGM and their correspondents or a broker affiliated with the money manager or another broker to obtain research services for its own use. Research services provided to a money manager may benefit the Underlying Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Underlying Funds may benefit from research services provided with respect to trading by those other funds and clients.
BROKERAGE COMMISSIONS.
During the Underlying Funds’ fiscal years ended October 31, 2012, 2011 and 2010, the total brokerage commissions paid by the Underlying Funds were:
	2012	2011	2010
Russell U.S. Core Equity	$5,044,239	$5,575,454	$7,414,842
Russell U.S. Defensive Equity	2,892,711	3,040,849	4,494,437
31

	2012	2011	2010
Russell U.S. Dynamic Equity	480,889	170,956	194,200
Russell U.S. Small Cap Equity	4,430,809	3,144,829	3,545,647
Russell International Developed Markets	5,067,275	6,808,555	7,793,881
Russell Global Equity	3,815,450	3,448,234	2,934,741
Russell Emerging Markets	3,800,204	3,186,508	2,227,998
Russell Strategic Bond	926,369	455,965	503,855
Russell Investment Grade Bond	254,368	78,990	92,779
Russell Short Duration Bond	43,334	39,374	38,901
Russell Global Infrastructure*	2,766,725	3,180,676	564,396
Russell Global Real Estate Securities	2,310,626	2,891,685	4,697,304
Russell Multi-Strategy Alternative**	562,217	N/A	N/A
*	The Russell Global Infrastructure Fund commenced operations on October 1, 2010.
**     The Russell Multi-Strategy Alternative Fund commenced operations on August 7, 2012.
The principal reasons for changes in several Underlying Funds’ brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions and (4) product initiatives, including Fund restructures and mergers.
The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond and Russell Commodity Strategies Funds normally do not pay a stated brokerage commission on transactions, but may pay brokerage commissions on trading associated with changes in money managers.
During the Underlying Funds’ fiscal year ended October 31, 2012, approximately $1,834,406 of the brokerage commissions of the Underlying Funds were directed to brokers who provided brokerage or research services to RIMCo. The research services include, but are not limited to (1) advice either directly or indirectly through publications or writings as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or of purchasers or sellers of securities; (2) analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and/or (3) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or that are required in connection therewith.
Gross brokerage commissions received by broker/dealers that were affiliated with RIMCo or the relevant money managers for the Underlying Funds' fiscal years ended October 31, 2012, 2011 and 2010 from portfolio transactions effected for the Underlying Funds were as follows:
Fund Name	RIMCo/Money Manager	Affiliated Broker	2012 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
Russell U.S. Core Equity Fund
RIMCo
Russell Implementation Services, Inc.	1,227,880	24.342%	26.863%
Total:	1,227,880	24.342%	26.863%
Russell U.S. Defensive Equity Fund
RIMCo
Russell Implementation Services, Inc.	878,387	30.366%	21.423%
Total:	878,387	30.366%	21.423%
Russell U.S. Dynamic Equity Fund
RIMCo
Russell Implementation Services, Inc.	178,172	37.051%	24.565%
Total:	178,172	37.051%	24.565%
Russell U.S. Small Cap Equity Fund
RIMCo
Russell Implementation Services, Inc.	769,077	17.357%	15.124%
Total:	769,077	17.357%	15.124%
Russell International Developed Markets Fund
RIMCo
32

Fund Name	RIMCo/Money Manager	Affiliated Broker	2012 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
Russell Implementation Services, Inc.	703,058	13.874%	11.100%
Total:	703,058	13.874%	11.100%
Russell Global Equity Fund
RIMCo
Russell Implementation Services, Inc.	473,935	12.421%	11.939%
Total:	473,935	12.421%	11.939%
Russell Emerging Markets Fund
RIMCo
Russell Implementation Services, Inc.	424,993	11.183%	8.060%
Total:	424,993	11.183%	8.060%
Russell Strategic Bond Fund
RIMCo
Russell Implementation Services, Inc.	621,069	67.043%	1.454%
Total:	621,069	67.043%	1.454%
Russell Investment Grade Bond Fund
RIMCo
Russell Implementation Services, Inc.	219,676	86.361%	1.569%
Total:	219,676	86.361%	1.569%
Russell Short Duration Bond Fund
RIMCo
Russell Implementation Services, Inc.	10,704	24.700%	0.240%
Total:	10,704	24.700%	0.240%
Russell Global Infrastructure Fund
Macquarie Capital Investment Management LLC
Macquarie Group Limited	2,095	0.076%	0.098%
RIMCo
Russell Implementation Services, Inc.	29,989	1.084%	1.669%
Total:	32,084	1.160%	1.767%
Russell Global Real Estate Securities Fund
RIMCo
Russell Implementation Services, Inc.	103,071	4.461%	4.788%
Total:	103,071	4.461%	4.788%
Fund Name	RIMCo/Money Manager	Affiliated Broker	2011 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
Russell U.S. Core Equity Fund
RIMCo
Russell Implementation Services, Inc.	434,670	7.796%	9.940%
Total:	434,670	7.796%	9.940%
Russell U.S. Defensive Equity Fund
RIMCo
Russell Implementation Services, Inc.	611,802	20.119%	12.830%
Total:	611,802	20.119%	12.830%
Russell U.S. Dynamic Equity Fund
RIMCo
Russell Implementation Services, Inc.	25,601	14.975%	19.854%
Total:	25,601	14.975%	19.854%
Russell U.S. Small Cap Equity Fund
RIMCo
Russell Implementation Services, Inc.	319,475	10.159%	11.113%
Total:	319,475	10.159%	11.113%
Russell International Developed Markets Fund
33

Fund Name	RIMCo/Money Manager	Affiliated Broker	2011 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
RIMCo
Russell Implementation Services, Inc.	505,604	7.426%	6.480%
UBS Global Asset Management
UBS Securities LLC	4,087	0.060%	0.026%
Total:	509,691	7.486%	6.506%
Russell Global Equity Fund
RIMCo
Russell Implementation Services, Inc.	438,332	12.712%	12.586%
Total:	438,332	12.712%	12.586%
Russell Emerging Markets Fund
RIMCo
Russell Implementation Services, Inc.	527,822	16.564%	9.158%
UBS Global Asset Management
UBS Securities LLC	3,658	0.115%	0.082%
Total:	531,480	16.679%	9.240%
Russell Global Infrastructure Fund
Macquarie Capital Investment Management LLC
Macquarie Group Limited	6,110	0.192%	0.326%
RIMCo
Russell Implementation Services, Inc.	46,135	1.450%	1.891%
Total:	52,245	1.642%	2.217%
Fund Name	RIMCo/Money Manager	Affiliated Broker	2010 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
Russell U.S. Core Equity Fund
RIMCo
Russell Implementation Services, Inc.	994,390	13.411%	11.581%
Total:	994,390	13.411%	11.581%
Russell U.S. Defensive Equity Fund
RIMCo
Russell Implementation Services, Inc.	1,448,904	32.238%	15.357%
Total:	1,448,904	32.238%	15.357%
Russell U.S. Dynamic Equity Fund
RIMCo
Russell Implementation Services, Inc.	4,455	2.294%	2.940%
Total:	4,455	2.294%	2.940%
Russell U.S. Small Cap Equity Fund
RIMCo
Russell Implementation Services, Inc.	151,670	4.278%	3.584%
Total:	151,670	4.278%	3.584%
Russell International Developed Markets Fund
RIMCo
Russell Implementation Services, Inc.	827,037	10.611%	8.496%
UBS Global Asset Management
UBS Securities LLC	7,688	0.099%	0.040%
Total:	834,725	10.710%	8.536%
Russell Global Equity Fund
RIMCo
Russell Implementation Services, Inc.	652,156	22.222%	15.757%
Total:	652,156	22.222%	15.757%
Russell Emerging Markets Fund
RIMCo
Russell Implementation Services, Inc.	25,453	1.142%	0.655%
34

Fund Name	RIMCo/Money Manager	Affiliated Broker	2010 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
	UBS Global Asset Management
		UBS Securities LLC	636	0.029%	0.007%
Total:			26,089	1.171%	0.662%
Russell Global Infrastructure Fund
	Macquarie Capital Investment Management LLC
		Macquarie Group Limited	437	0.077%	0.048%
	RIMCo
		Russell Implementation Services, Inc.	379,072	67.164%	32.119%
Total:			379,509	67.241%	32.167%
Russell Global Real Estate Securities Fund
	RIMCo
		Russell Implementation Services, Inc.	1,357,505	28.900%	28.263%
Total:			1,357,505	28.900%	28.263%
*	The Russell Global Infrastructure Fund commenced operations on October 1, 2010.
The percentage of total affiliated transactions (relating to trading activity) to total transactions during the fiscal year ended October 31, 2012 for the Underlying Funds was 17.41%.
During the Underlying Funds’ fiscal year ended October 31, 2012, the Underlying Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b–1 of the 1940 Act, each of which is one of the Underlying Funds’ ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Underlying Funds. The values of broker–dealer securities held as of October 31, 2012, were as follows:
Brokers by Commission
Broker	Russell U.S. Core Equity Fund	Russell U.S. Defensive Equity Fund	Russell U.S. Dynamic Equity Fund	Russell U.S. Small Cap Equity Fund	Russell International Developed Markets Fund
Barclays Capital, Inc.					32,010,428
BNY Mellon Securities LLC	1,504,839		1,378,818
Citigroup Inc.	37,532,905		14,052,658		4,037,998
Credit Suisse First Boston Corp.					8,268,532
Deutsche Bank Securities, Inc.					14,475,603
Goldman, Sachs & Co.			6,156,217
HSBC Securities, Inc.					44,160,245
Investment Technology Group, Inc.				823,744
J.P. Morgan Securities, Inc.	20,994,424		16,087,646		8,722,079
KeyBanc Capital Markets, Inc.	1,222,921		3,632,472	2,249,066
Macquarie Group Limited					708,668
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Morgan Stanley & Co. Incorporated					17,900,000
Nomura Bank					588,771
Piper Jaffray & Co.				1,965,501
Royal Bank of Scotland					9,632,370
TD Ameritrade, Inc.		29,968
UBS Securities LLC					47,059,734

Broker	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund
Barclays Capital, Inc.	11,198,221		6,280,000	1,219,940
BNY Mellon Securities LLC	20,115,423
35

Broker	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund
Citigroup Inc.	12,815,796	448,622	81,929,713	15,959,797
Credit Suisse First Boston Corp.	27,081,320		42,846,508	18,578,943
Deutsche Bank Securities, Inc.		573,549	9,208,549	83,349
Goldman, Sachs & Co.	6,254,129	10,050,000	65,990,823	11,625,057
HSBC Securities, Inc.	319,964	12,506,043	15,264,453	5,847,686
Investment Technology Group, Inc.
J.P. Morgan Securities, Inc.	23,161,576		190,366,043	39,541,582
KeyBanc Capital Markets, Inc.
Macquarie Group Limited		221,531
Merrill Lynch, Pierce, Fenner & Smith, Inc.		1,005,738	24,525,389	14,483,270
Morgan Stanley & Co. Incorporated	14,300,000		94,743,967	25,294,235
Nomura Bank			490,628
Piper Jaffray & Co.
Royal Bank of Scotland			116,322,696	3,412,610
TD Ameritrade, Inc.			2,256,099	1,015,779
UBS Securities LLC			33,606,925	3,288,085

Broker	Russell Short Duration Bond Fund	Russell Global Opportunistic Credit Fund	Russell Global Infrastructure Fund	Russell Global Real Estate Securities Fund	Russell Multi-Strategy Alternative Fund
Barclays Capital, Inc.	6,460,000
BNY Mellon Securities LLC
Citigroup Inc.	5,422,803	3,532,703			179,472
Credit Suisse First Boston Corp.	38,825,835	979,289
Deutsche Bank Securities, Inc.	6,549,716	1,506,645
Goldman, Sachs & Co.	5,941,388	100,000
HSBC Securities, Inc.	3,595,253				(135,831)
Investment Technology Group, Inc.
J.P. Morgan Securities, Inc.	23,703,310	1,328,037			44,871,516
KeyBanc Capital Markets, Inc.
Macquarie Group Limited			454,848
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,490,240
Morgan Stanley & Co. Incorporated	3,960,560		2,705,000
Nomura Bank	907,200			1,951,648	1,378,489
Piper Jaffray & Co.
Royal Bank of Scotland	51,307,018				484,488
TD Ameritrade, Inc.	1,807,017
UBS Securities LLC	3,700,227			2,000,000	269,602

Brokers by Principal (Zero Commissions)
Broker	Russell U.S. Core Equity Fund	Russell U.S. Defensive Equity Fund	Russell U.S. Dynamic Equity Fund	Russell U.S. Small Cap Equity Fund	Russell International Developed Markets Fund
AXA Equitable Financial Services, LLC					9,019,095
Barclays Capital, Inc.					32,010,428
BNP Paribas					18,465,833
36

Brokers by Principal (Zero Commissions)
Broker	Russell U.S. Core Equity Fund	Russell U.S. Defensive Equity Fund	Russell U.S. Dynamic Equity Fund	Russell U.S. Small Cap Equity Fund	Russell International Developed Markets Fund
BNY Mellon Securities LLC	1,504,839		1,378,818
Citigroup Inc.	37,532,905		14,052,658		4,037,998
Credit Suisse First Boston Corp.					8,268,532
Daiwa Securities					593,687
Deutsche Bank Securities, Inc.					14,475,603
Goldman, Sachs & Co.			6,156,217
HSBC Securities, Inc.					44,160,245
Investment Technology Group, Inc.				823,744
Itau Unibanco					8,112,166
J.P. Morgan Securities, Inc.	20,994,424		16,087,646		8,722,079
KeyBanc Capital Markets, Inc.	1,222,921		3,632,472	2,249,066
Macquarie Group Limited					708,668
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,023,516		1,761,480		4,030,000
Mizuho Securities USA Inc.					840,536
Morgan Stanley & Co. Incorporated					17,900,000
Nomura Bank					588,771
Piper Jaffray & Co.				1,965,501
Royal Bank of Canada					4,948,578
Royal Bank of Scotland					9,632,370
Societe Generale Securities					6,432,887
State Street Global Markets, LLC	10,496,235	1,845,198
Svenska Handelsbanken
TD Ameritrade, Inc.		29,968
UBS Securities LLC					47,059,734
Wells Fargo & Co.	17,100,370	2,038,245	15,240,817

Broker	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund
AXA Equitable Financial Services, LLC
Barclays Capital, Inc.	11,198,221		6,280,000	1,219,940
BNP Paribas	23,529,942		3,081,435	2,969,082
BNY Mellon Securities LLC	20,115,423
Citigroup Inc.	12,815,796	448,622	81,929,713	15,959,797
Credit Suisse First Boston Corp.	27,081,320		42,846,508	18,578,943
Daiwa Securities	21,598,346
Deutsche Bank Securities, Inc.		573,549	9,208,549	83,349
Goldman, Sachs & Co.	6,254,129	10,050,000	65,990,823	11,625,057
HSBC Securities, Inc.	319,964	12,506,043	15,264,453	5,847,686
Investment Technology Group, Inc.
Itau Unibanco	3,303,828	18,661,935	8,434,753	4,683,530
J.P. Morgan Securities, Inc.	23,161,576		190,366,043	39,541,582
KeyBanc Capital Markets, Inc.
Macquarie Group Limited		221,531
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,298,492	1,005,738	125,222,920	39,293,608
Mizuho Securities USA Inc.
37

Broker	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund
Morgan Stanley & Co. Incorporated	14,300,000		94,743,967	25,294,235
Nomura Bank			490,628
Piper Jaffray & Co.
Royal Bank of Canada	724,043
Royal Bank of Scotland			116,322,696	3,412,610
Societe Generale Securities			48,917	2,690,250
State Street Global Markets, LLC				76,687
Svenska Handelsbanken	2,676,191
TD Ameritrade, Inc.			2,256,099	1,015,779
UBS Securities LLC			33,606,925	3,288,085
Wells Fargo & Co.	24,813,797		123,428,946	7,662,027

Broker	Russell Short Duration Bond Fund	Russell Global Opportunistic Credit Fund	Russell Global Infrastructure Fund	Russell Global Real Estate Securities Fund	Russell Multi-Strategy Alternative Fund
AXA Equitable Financial Services, LLC
Barclays Capital, Inc.	6,460,000
BNP Paribas	2,901,923
BNY Mellon Securities LLC
Citigroup Inc.	5,422,803	3,532,703			179,472
Credit Suisse First Boston Corp.	38,825,835	979,289
Daiwa Securities					1,559,902
Deutsche Bank Securities, Inc.	6,549,716	1,506,645
Goldman, Sachs & Co.	5,941,388	100,000
HSBC Securities, Inc.	3,595,253				(135,831)
Investment Technology Group, Inc.
Itau Unibanco	5,098,536	378,585
J.P. Morgan Securities, Inc.	23,703,310	1,328,037			44,871,516
KeyBanc Capital Markets, Inc.
Macquarie Group Limited			454,848
Merrill Lynch, Pierce, Fenner & Smith, Inc.	32,108,683			300,000	420,000
Mizuho Securities USA Inc.					2,258,549
Morgan Stanley & Co. Incorporated	3,960,560		2,705,000
Nomura Bank	907,200			1,951,648	1,378,489
Piper Jaffray & Co.
Royal Bank of Canada
Royal Bank of Scotland	51,307,018				484,488
Societe Generale Securities
State Street Global Markets, LLC
Svenska Handelsbanken
TD Ameritrade, Inc.	1,807,017
UBS Securities LLC	3,700,227			2,000,000	269,602
Wells Fargo & Co.	13,810,796				336,900

38

Investment Restrictions, Policies And CERTAIN INVESTMENTS
Each Fund’s investment objective is “non-fundamental.” Having a non-fundamental investment objective means that it may be changed without the vote of a majority of the outstanding voting securities of the relevant Fund. If a Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be supplemented to reflect the new investment objective. Certain investment policies and restrictions may be  fundamental, which means that they may only be changed with the vote of a majority of the outstanding voting securities of the relevant Fund. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds’ investment objectives are set forth in their respective Prospectuses.
INVESTMENT RESTRICTIONS
Each Fund is subject to the following fundamental investment restrictions. The fundamental investment restrictions of the Underlying Funds are listed in the next section.
Unless otherwise stated, all restrictions, percentage limitations and credit quality limitations on Fund investments listed in this SAI apply on a fund-by-fund basis at the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.
No Fund may:
1.	Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated within the meaning of the 1940 Act in securities of issuers in a particular industry or group of industries.
Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction.
This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.
Because of their investment objectives and policies, investments of the Funds will be concentrated in shares of the Underlying Funds and, therefore, in the mutual fund industry. In accordance with the Funds’ investment policies set forth in the Funds’ Prospectus, each of the Funds may invest in the Underlying Funds without limitation as to concentration. However, each of the Underlying Funds in which each Fund will invest (other than the Russell Global Real Estate Securities Fund) will not purchase securities, if as a result of such purchase, the Underlying Fund’s investments would be concentrated within the meaning of the 1940 Act.
The Russell Global Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration.
2.	Purchase or sell real estate; provided that each Fund may invest in the Russell Global Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.
3.	Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.
4.	Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.
5.	Act as an underwriter except to the extent a Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.
6.	Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.
7.	Issue securities senior to the Fund’s presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges,
39

(b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.
With regard to investment restriction 1, above, concentration within the meaning of the 1940 Act refers to the position of the staff of the SEC that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries.
With regard to investment restriction 1, above, the statement that the Funds will be concentrated in the mutual fund industry means that the Funds will only invest in shares of other mutual funds. In accordance with each Fund's investment program as set forth in the prospectus, a Fund may invest more than 25% of its assets in any one Underlying Fund.
With regard to investment restriction 1, above, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. Privately-issued mortgage-backed securities are, however, subject to the Funds’ industry concentration restrictions.
With regard to investment restriction 3, above, this restriction shall not prevent each Fund from entering into swap agreements or swaptions.
With regard to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.
Each Fund will also not be concentrated, within the meaning of the 1940 Act, in securities of issuers of a particular industry or group of industries, if the portfolio securities of the Underlying Funds were deemed to be owned directly by the Fund rather than the Underlying Fund.
With regard to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1∕3% of total fund assets. The Funds may invest without limit in repurchase agreements, dollar rolls and to-be announced mortgage-backed securities so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.
With regard to investment restriction 7, above, permitted borrowings refer to borrowings by the Funds as permitted by the 1940 Act.
The Funds do not invest in illiquid securities. The Funds do not invest in repurchase agreements.
Each Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval):
No Fund may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.
Under the 1940 Act, each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1∕3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1∕3%) of its assets.
The Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.
40

Investment Restrictions And Policies Of The Underlying Funds
Each Underlying Fund’s investment objective, with the exception of the Russell U.S. Defensive Equity Fund, Russell Investment Grade Bond Fund and Russell International Developed Markets Fund, is “non-fundamental.” A non-fundamental investment objective means that it may be changed without the vote of a majority of the outstanding voting securities of the relevant Underlying Fund’s shareholders. If an Underlying Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be amended to reflect the new investment objective. Certain investment policies and restrictions may be, and the investment objectives of the Russell U.S. Defensive Equity Fund, Russell Investment Grade Bond Fund and Russell International Developed Markets Fund are, fundamental which means that they may only be changed with the vote of a majority of the outstanding voting securities of the relevant Underlying Fund. The vote of a majority of the outstanding voting securities of each Underlying Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Underlying Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Underlying Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Underlying Fund. Other policies and restrictions may be changed by an Underlying Fund without shareholder approval. The Underlying Funds’ investment objectives are set forth in the respective Prospectuses. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds will look through to the assets of their respective subsidiaries, the Russell Cayman Commodity Strategies Fund Ltd. and the Russell Cayman Multi-Strategy Alternative Fund Ltd. (each, a “Subsidiary”) for the purposes of complying with the investment restrictions noted below.
INVESTMENT RESTRICTIONS.
Each Underlying Fund is subject to the following fundamental investment restrictions. For purposes of the following investment restrictions, any reference to “Fund(s)” shall mean the Underlying Fund(s).
Unless otherwise stated, all restrictions, percentage limitations and credit quality limitations on Underlying Fund investments listed in this SAI apply on a fund by fund basis at the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.
No Underlying Fund may:
1.	Purchase securities if, as a result of such purchase, the Fund’s investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries.
Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction.
This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.
This investment restriction shall not apply to the Russell Global Real Estate Securities Fund.
The Russell Global Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration.
2.	Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.
3.	Purchase or sell commodities (physical commodities for the Russell Commodity Strategies Fund and the Russell Multi-Strategy Alternative Fund) except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.
This restriction shall not prevent the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds from purchasing or selling commodity-linked derivative instruments and other commodity-linked securities, including swap agreements, commodity-linked structured notes, options, swaptions, futures contracts with respect to indices or individual commodities and options on futures contracts, exchange traded funds and exchange traded notes or from investing in securities or other instruments backed by physical commodities or by indices.
4.	Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.
5.	Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.
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6.	Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.
7.	Issue securities senior to the Fund’s presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.
With regard to investment restriction 1, above, concentration within the meaning of the 1940 Act refers to the position of the staff of the SEC that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. The Russell Global Real Estate Securities Fund concentrates its investments in real estate securities. For purposes of this investment restriction, the Russell Global Infrastructure Fund defines an “industry” to be those industries defined by reference to the industry and sub-industry classifications of the Global Industry Classification Standard (“GICs”) methodology. For all other Underlying Funds, “industry” is defined by reference to the Bloomberg Industry Classification Standard (“BICs”) methodology.
With regard to investment restriction 1, above, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. Privately-issued mortgage-backed securities are, however, subject to the Funds’ industry concentration restrictions.
With regard to investment restriction 3, above, this restriction shall not prevent the Funds from entering into swap agreements or swaptions.
With regard to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.
With regard to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1∕3% of total fund assets. The Funds may invest without limit in repurchase agreements, dollar rolls and to-be announced mortgage-backed securities so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Underlying Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.
With regard to investment restriction 7, above, permitted borrowings refer to borrowings by the Underlying Funds as permitted by the 1940 Act.
Each Underlying Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval):
No Underlying Fund may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.
Under the 1940 Act, each Underlying Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Underlying Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Underlying Fund’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1∕3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1∕3%) of its assets.
The Underlying Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.
An Underlying Fund may, from time to time, take temporary defensive positions that are inconsistent with the Underlying Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, an Underlying Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities RIMCo believes to be consistent with the Underlying Fund’s best interests. During a period in which any Underlying Fund takes a temporary defensive position, the corresponding Funds may not achieve their investment objectives.
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INVESTMENT POLICIES
The Funds invest in the Underlying Funds. The investment objective and principal investment strategies for each of the Underlying Funds are provided in their respective Prospectuses. The following discussion describes certain investment strategies that the Underlying Funds may pursue and certain types of instruments in which the Underlying Funds may invest. The Underlying Funds may not invest in all of the instruments listed below. The Underlying Funds use investment techniques commonly used by other mutual funds. The instruments and investment strategies listed below are discretionary, which means that RIMCo or the money managers may or may not use them.
Unless otherwise stated, all percentage and credit quality limitations on Underlying Fund investments listed in this SAI apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.
The Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Small Cap Equity, Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Global Real Estate Securities, Russell Global Infrastructure, Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds are referred to collectively as the “Underlying Equity Funds.”
The Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond and Russell Global Opportunistic Credit Funds are referred to collectively as the “Underlying Fixed Income Funds.”
Investment Strategies and Portfolio Instruments.
Each Underlying Fund’s principal and certain non-principal investment strategies and the related risks are described in the relevant Underlying Fund’s Prospectus. The following discussion provides additional information regarding those investment strategies and risks, as well as information regarding additional non-principal investment strategies and risks. An investment strategy and related risk that is described below, but which is not described in the relevant Underlying Fund’s Prospectus, is a non-principal strategy and risk of the Underlying Fund.
Cash Reserves and Being Fully Invested. An Underlying Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may negatively affect an Underlying Fund’s performance since securities are sold for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests (“cash reserves”). The cash reserves may also include cash awaiting investment or to pay expenses. The Underlying Funds, like any mutual fund, maintain cash reserves. The Underlying Funds may increase their cash reserves for risk management purposes, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs. An Underlying Fund may hold additional cash in connection with its investment strategy.
The Underlying Funds, except the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds, usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed-income securities and/or derivatives (also known as “equitization”), which typically include index futures contracts, exchange-traded fixed-income futures contracts, forwards and swaps. This is intended to cause an Underlying Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match an Underlying Fund’s benchmark and RIMCo may choose to use the cash equitization process to seek to actively increase or decrease an Underlying Fund’s risk exposures. RIMCo may also choose not to equitize all or a portion of an Underlying Fund’s cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIMCo may sell equity index put options to seek gains from premiums (cash) received from their sale.
Any remaining cash is invested in short-term investments, including the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC, whose investment objective is to seek to preserve principal and provide liquidity and current income (the “Cash Management Fund”). RIMCo has waived its 0.05% advisory fee with respect to cash invested in the Cash Management Fund. RFSC charges a 0.05% administrative fee on the cash invested in the Cash Management Fund.
The Cash Management Fund invests in a portfolio of high quality U.S. dollar denominated money market securities. The dollar-weighted average maturity of the Cash Management Fund’s portfolio is 90 days or less. The Cash Management Fund primarily invests in (1) securities issued by U.S. and foreign banks; (2) commercial paper, including asset-backed commercial paper, and short-term debt of U.S. and foreign corporations and trusts; (3) bank instruments, including certificates of deposit, Eurodollar certificates of deposit, Eurodollar time deposits and Yankee certificates of deposit; (4) Yankee Bonds; (5) other money market funds; (6) demand notes; (7) repurchase agreements; (8) investment-grade municipal debt obligations; (9) securities issued or guaranteed by the U.S. government or its agencies; (10) variable and floating rate securities and (11) asset backed securities.
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Commodity-Linked Derivatives. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds invest in commodity-linked derivative instruments, such as structured notes, swap agreements, commodity options, futures and options on futures. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that commodity-linked derivative investments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.
In selecting investments for the Underlying Funds' portfolios, money managers evaluate the merits of commodity-linked derivative instruments based upon such factors as the underlying commodity, futures contract, index or other economic variables that are linked to the instrument, the issuer of the instrument, and whether the principal of the instrument is protected by any form of credit enhancement or guarantee.
The Russell Commodity Strategies Fund's primary method for gaining exposure to the commodities markets is expected to be through commodity-linked structured notes, swap agreements and commodity futures and options, including futures contracts on individual commodities or a subset of commodities and options on them. The Russell Multi-Strategy Alternative Fund’s primary method for gaining exposure to the commodities markets is through derivative instruments (including futures and options contracts with respect to indexes or individual commodities, options on futures contracts, swap agreements and swaptions), exchange traded funds, exchange traded notes and commodity-linked securities. These instruments have one or more commodity-dependent components. Some of these investments are derivative instruments because at least part of their value is derived from the value of an underlying commodity index, commodity futures or option contract, index or other readily measurable economic variable. Each Underlying Fund will invest in these instruments directly and indirectly through investments in its Subsidiary, a wholly owned subsidiary of such Fund formed in the Cayman Islands.
Principal Protection. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in commodity-linked instruments. Commodity-linked structured notes and certain other commodity-linked instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Therefore, if the commodity value to which the hybrid instrument is linked declines over the life of the note, an Underlying Fund will receive at maturity the face or stated value of the note.
With a principal protected commodity-linked instrument, an Underlying Fund would receive at maturity the greater of the par value of the note or the increase in value of the underlying commodity index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity index. This optionality can be added to an instrument, but only for a cost higher than that of a partially protected (or no protection) instrument. A money manager’s decision on whether to use principal protection depends in part on the cost of the protection. In deciding to purchase a note without principal protection, a money manager may consider, among other things, the expected performance of the underlying commodity index, commodity futures contract or other economic variable over the term of the note, the cost of the note, and any other economic factors that the money manager believes are relevant. The Underlying Funds will limit commodity-linked notes without principal protection to 10% of their total assets. In addition, the utility of the protection feature depends upon the ability of the issuer to meet its obligation to buy back the security, and therefore depends on the creditworthiness of the issuer.
With full principal protection, the Underlying Funds will receive at maturity of the commodity-linked instrument either the stated par value of the commodity-linked instrument, or, potentially, an amount greater than the stated par value if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked has increased in value. Partially protected commodity-linked instruments may suffer some loss of principal if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked declines in value during the term of the commodity-linked instrument. However, partially protected commodity-linked instruments have a specified limit as to the amount of principal that they may lose.
The Underlying Funds may also invest in commodity-linked instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity index, futures contract or other economic variable may have declined sufficiently in value such that some or all of the face value of the instrument might not be returned. Some of the instruments that the Underlying Funds may invest in may have no principal protection and the instrument could lose all of its value.
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The Underlying Funds do not currently expect to invest more than 25% of their total assets in structured notes under whose terms the potential loss, either at redemption or maturity, is expected to exceed 50% of the face value of the notes, calculated at the time of investment. The Underlying Funds do not currently intend to invest more than 10% of their total assets in notes that mature in more than 19 months.
Hedging Strategies. Financial futures contracts may be used by the Underlying Funds during or in anticipation of adverse market events such as interest rate changes for the Underlying Fixed Income Funds or declining equity prices for the Underlying Equity Funds. For example, if interest rates were anticipated to rise or equity prices were anticipated to fall, financial futures contracts may be sold (short hedge), which would have an effect similar to short selling bonds or equities. Once interest rates increase or equity prices fall, securities held in an Underlying Fund's portfolio may decline, but the futures contract value may increase, partly offsetting the loss in value of the Underlying Fund's securities by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.
The Underlying Funds may purchase a put and/or sell a call option or enter into an option spread on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Conversely, purchasing a call and/or selling a put option or entering into an option spread on a stock index futures contract may be used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.
Risk Associated with Hedging Strategies. There are certain investment risks involved with using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying Fund to be unable to close out the futures contract thereby affecting the Underlying Fund's hedging strategy.
In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.
Lending Portfolio Securities. A Fund may lend securities to other parties (typically brokers, dealers, banks or other financial institutions) who may need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The borrower provides the Underlying Fund with collateral in an amount at least equal to the value of the securities loaned. By lending its portfolio securities, an Underlying Fund attempts to increase its net investment income through investment earnings from collateral received or the receipt of negotiated fees on the securities lent.
Each Underlying Fund retains most rights of beneficial ownership, including interest or other distributions on the loaned securities. Any gain or loss in the market price of the securities lent that occurs during the term of the loan would be for the account of the Underlying Fund. Voting rights may pass with the lending. An Underlying Fund may recall loans to vote proxies if a material issue affecting the investment is to be voted upon. Payments received by an Underlying Fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of an Underlying Fund’s dividends received by an Underlying Fund and distributed to its shareholders may be taxed at the rates generally applicable to long-term capital gains.
If the borrower defaults on its obligations to return the securities lent because of insolvency or other reasons, an Underlying Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays could be greater for foreign securities. If an Underlying Fund is not able to recover the securities lent, an Underlying Fund may sell the collateral and purchase a replacement security in the market. The value of the collateral could decrease below the value of the replacement security or the value of the replacement security could increase above the value of the collateral by the time the replacement security is purchased.
The Underlying Funds invest cash collateral received, at each Underlying Fund’s own risk, in an unregistered short-term investment fund advised by RIMCo. Income generated from the investment of the cash collateral is first used to pay any negotiated rebate to the borrower of the securities then to pay for lending transaction costs. Any remaining income is divided between the Fund and the unaffiliated lending agent.
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An Underlying Fund may incur costs or possible losses in excess of the interest income and fees received in connection with securities lending transactions. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus any negotiated rebate to the borrower upon termination of the loan, an Underlying Fund must immediately pay the amount of the shortfall to the borrower.
No Underlying Fund may lend portfolio securities in an amount that exceeds 33 1∕3% of total fund assets.
Management of Portfolio Characteristics. As described in the Prospectus, RIMCo may manage Underlying Fund assets directly to modify an Underlying Fund’s overall portfolio characteristics by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for an Underlying Fund. RIMCo monitors and assesses Underlying Fund characteristics, including risk, using a variety of measurements, such as tracking error or duration, and may seek to manage Underlying Fund characteristics consistent with an Underlying Fund’s investment objectives and strategies. Underlying Fund characteristics may be managed with the goal to increase or decrease exposures (such as volatility, momentum, value, growth, capitalization size, sector, style, industry, currency, credit or mortgage exposure or country risk, yield curve positioning or interest rates) or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for an Underlying Fund. RIMCo may use an index replication or sampling strategy by selecting an index which represents the desired exposure, or utilize quantitative or qualitative analysis or quantitative models designed to assess Underlying Fund characteristics and identify a portfolio which provides the desired exposure. Based on this, for the portion of an Underlying Fund’s assets directly managed by RIMCo, RIMCo may purchase common stocks, exchange traded funds, exchange traded notes, short-term investments or derivatives, including futures, forwards, options and/or swaps for the Underlying Equity Funds or fixed-income securities, derivatives (including swaps, forwards and futures) or currencies for the Underlying Fixed Income Funds, in order to seek to achieve the desired risk/return profile for an Underlying Fund. For the Underlying Funds RIMCo may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described in “Cash Reserves and Being Fully Invested” to manage Underlying Fund characteristics. For the Underlying Fixed Income Funds, RIMCo may also enter into foreign exchange currency forwards to hedge currency exposure from a money manager’s investment in fixed income securities denominated in local currency.
Illiquid and Restricted Securities. No more than 15% of an Underlying Fund's net assets will be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which an Underlying Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.
The Board of the Underlying Funds has adopted procedures to permit each Underlying Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”); (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section 4(2) of the Securities Act (“Section 4(2) Paper”); (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United States government or its agencies and instrumentalities (collectively, “Eligible MBS”); (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations (collectively, “Municipal Lease Obligations”); and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days (“Demand Feature Securities”).
The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Underlying Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.
Interfund Lending. The Funds and Underlying Funds have been granted permission from the SEC to participate in a joint lending and borrowing facility (the “Credit Facility”). The Funds and Underlying Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. A Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the Portfolio Manager determines it is in the best interest of that Fund. The Funds and Underlying Funds will borrow through the program only when the costs are equal to or lower than the cost of bank
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loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice and may be repaid on any day by the borrowing fund. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the lending Fund could result in reduced returns and/or additional borrowing costs.
When-Issued Securities and Delayed-Delivery Transactions. An Underlying Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a “when-issued” transaction or “forward commitment”) or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. The Underlying Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage but may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and may realize short-term profits or losses upon such sale. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When effecting such transactions, liquid assets of the Underlying Fund, in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be segregated on the Underlying Fund's records at the trade date and maintained until the transaction is settled. When-issued and delayed-delivery transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Additionally, under certain circumstances, the Russell Global Opportunistic Credit, Russell Global Infrastructure, Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets and Russell Multi-Strategy Alternative Funds may occasionally engage in “free trade” transactions in which delivery of securities sold by the Underlying Fund is made prior to the Underlying Fund’s receipt of cash payment therefor or the Underlying Fund’s payment of cash for portfolio securities occurs prior to the Underlying Fund’s receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. “Free trade” transactions involve the risk of loss to an Underlying Fund if the other party to the “free trade” transaction fails to complete the transaction after an Underlying Fund has tendered cash payment or securities, as the case may be.
Investment Company Securities and Pooled Investment Vehicles. The Underlying Funds may invest in securities of other open-end or closed-end investment companies. If an Underlying Fund invests in other investment companies, shareholders will bear not only their proportionate share of the Fund’s expenses (including operating expenses and the advisory fee paid by the Underlying Fund to RIMCo), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the Funds but also to the portfolio investments of the underlying investment companies.
Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investments in the securities of companies listed and traded on the stock exchanges in these countries are permitted through pooled investment vehicles or investment funds that have been specifically authorized.
Exchange Traded Funds or “ETFs.” The Underlying Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500® or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give an Underlying Fund exposure to the securities comprising the index on which the ETF is based, and the Underlying Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, if a Fund invests in an ETF, an investor in the Underlying Fund will indirectly bear the fees and expenses of the underlying ETF.
Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. The Underlying Funds may invest in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. The Underlying Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs may not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the Fund trades at a discount to net asset value, the Fund could lose money even if the securities in which the ETF invests go up in value.
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Short Sales. The Russell U.S. Dynamic Equity and Russell Multi-Strategy Alternative Funds may utilize short selling strategies. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Underlying Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund replaces the borrowed security. The Underlying Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Underlying Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although the Underlying Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. The proceeds of the short sale will be retained as collateral in a segregated account for the broker’s benefit at the Underlying Fund’s custodian, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Underlying Fund replaces a borrowed security in connection with a short sale, the Underlying Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short).
Short Sales “Against the Box.” The Russell U.S. Dynamic Equity and Russell Multi-Strategy Alternative Funds may utilize a short sale that is “against the box.” A short sale is “against the box” to the extent that an Underlying Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. Not more than 10% of an Underlying Fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time. The Underlying Funds do not intend to engage in short sales against the box for investment purposes. An Underlying Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Underlying Fund (or a security convertible or exchangeable for such security). In such case, any future losses in an Underlying Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount an Underlying Fund owns. There will be certain additional transaction costs associated with short sales against the box, but an Underlying Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.
Foreign Securities
Investment in Foreign Securities. The Underlying Funds may invest in foreign (non-U.S.) securities traded on U.S. or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States. To the extent that an Underlying Fund’s principal investment strategies involve foreign (non-U.S.) securities, an Underlying Fund may tend to have a greater exposure to liquidity risk.
Investment in Emerging Markets. The Underlying Equity Funds may invest in emerging markets stocks. The Underlying Fixed Income Funds and the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in the following types of emerging market debt: bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Underlying Funds. As a general rule, the Underlying Funds consider
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emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Foreign investment may include emerging market stock and emerging market debt.
Risks Associated with Emerging Markets. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. As a result, emerging market governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that an Underlying Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Underlying Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, along with other factors, could result in ownership registration being completely lost. The Underlying Funds would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Underlying Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Underlying Funds’ foreign securities will generally be denominated in foreign currencies, the value of such securities to the Underlying Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Funds’ foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced devaluations relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, a government obligor may default on its obligations. If such an event occurs, an Underlying Fund may have limited legal recourse against the issuer and/or guarantor.
Foreign Government Securities. Foreign government securities which the Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of “quasi-government agencies” and debt securities denominated in multinational currency units of an issuer.
The recent global economic crisis brought several governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. For example, the governments of Greece, Spain, Portugal, and the Republic of Ireland have all recently experienced large public budget deficits, the effects of which remain unknown and may slow the overall recovery of economies from the recent global economic crisis. In addition, due to large public
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deficits, some countries may be dependent on assistance from other governments and institutions or multilateral agencies and offices. Such assistance may require a country to implement reforms or reach a certain level of performance. If a country receiving assistance fails to reach certain objectives or receives an insufficient level of assistance it could cause a deep economic downturn which could significantly affect the value of a Fund’s investments.
Privatizations. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in privatizations (i.e., foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Underlying Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.
Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants). The Underlying Fixed Income Funds and the Russell Global Equity, Russell International Developed Markets, Russell Emerging Markets and Russell Global Infrastructure Funds may invest in local access products. Local access products, also called participation notes, are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. The instruments may or may not be traded on a foreign exchange. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be exercisable in the American style, which means that they can be exercised at any time on or before the expiration date of the instrument, or exercisable in the European style, which means that they may be exercised only on the expiration date. Local access products have an exercise price, which is fixed when they are issued.
Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to Counterparty risk, liquidity risk, currency risk and the risks associated with investment in foreign securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the local access products may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the local access products may become worthless resulting in a total loss of the purchase price.
Equity Linked Notes. The Russell Global Equity, Russell International Developed Markets, Russell Emerging Markets and Russell Multi-Strategy Alternative Funds may invest in equity linked notes, which are instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index. The principal payable at maturity is based on the current price of the linked security, basket or index. Equity linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and Counterparty risk.
Foreign Currency Exchange. Since the Underlying Funds may invest in securities denominated in currencies other than the U.S. dollar, and since the Underlying Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Underlying Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Underlying Fund assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Underlying Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Underlying Funds may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.
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Equity Securities
Common Stocks. The Underlying Funds may invest in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the entity, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.
Preferred Stocks. The Underlying Funds may invest in preferred stocks, which are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are “cumulative,” meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are “participating” and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.
Convertible Securities. The Underlying Funds may invest in convertible securities, which entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Underlying Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. (“Moody's”), BB or lower by Standard & Poor's Ratings Group (“S&P”) or BB+ or lower by Fitch Investors Services, Inc. (“Fitch”) and may also purchase non-rated securities considered by a money manager to be of comparable quality. Although a money manager selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Underlying Funds, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.
Rights and Warrants. The Underlying Funds may invest in rights and warrants. Rights and warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but typically have shorter durations and are offered to current stockholders of the issuer. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.
Real Estate Investment Trusts or “REITs.” The Underlying Equity Funds may invest in REITs. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. For the Russell Global Real Estate Securities Fund, it is anticipated, although not required, that under normal circumstances a majority of the Fund’s investments in REITs will consist of securities issued by equity REITs.
An Underlying Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. Mortgage REITs may be affected by the creditworthiness of the borrower. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. An Underlying Fund's investments in REITs is also subject to changes in availability of debt financing, heavy cash flow dependency, tenant defaults, self-liquidation, and, for U.S. REITs, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the “Code”) or failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through the Underlying Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Underlying Fund.
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Depositary Receipts. The Underlying Equity Funds may hold securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of an Underlying Fund’s investment policies, the Underlying Fund’s investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.
ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-U.S. company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Underlying Funds may invest in sponsored and unsponsored ADRs.
“Special Situation” Companies. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in “special situation companies.” “Special situation companies” are companies involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. The Underlying Funds believe, however, that if a money manager analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, it may assist the Underlying Funds in achieving their investment objectives. There can be no assurance, however, that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated.
Investment in Unseasoned Companies. The Underlying Equity Funds may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.
Master Limited Partnerships (“MLPs”). The Underlying Equity Funds may invest in MLPs. An MLP is a publicly traded limited partnership. Holders of MLP units have limited control on matters affecting the partnership. An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes.
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Debt Instruments and Money Market Instruments
To the extent an Underlying Fund invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. An Underlying Fund's investments in debt securities with longer terms to maturity are subject to greater volatility than an Underlying Fund’s shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.
U.S. Government Obligations. The types of U.S. government obligations the Funds and Underlying Funds may purchase include: (1) a variety of U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills that at time of issuance have maturities of one year or less, (b) U.S. Treasury notes that at time of issuance have maturities of one to ten years and (c) U.S. Treasury bonds that at time of issuance generally have maturities of greater than ten years; and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality or (d) the credit of the agency or instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future since it is not obligated to do so by law. Accordingly, such U.S. government obligations may involve risk of loss of principal and interest. The Underlying Funds may invest in fixed-rate and floating or variable rate U.S. government obligations. The Underlying Funds may purchase U.S. government obligations on a forward commitment basis.
The Underlying Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may also purchase Treasury Inflation Protected Securities (“TIPS”). TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index. As changes occur in the inflation rate, as represented by the Consumer Price Index, the value of the security’s principal is adjusted by the same proportion. If the inflation rate falls, the principal value of the security will be adjusted downward, and consequently, the interest payable on the securities will be reduced.
STRIPS. The Underlying Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. See “Zero Coupon Securities” below for a fuller discussion of such securities. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.
Repurchase Agreements. The Underlying Fixed Income Funds and Russell Multi-Strategy Alternative Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Underlying Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Underlying Fund and is unrelated to the interest rate on the security. The securities acquired by the Underlying Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Underlying Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. Subject to the overall limitations described in “Illiquid Securities,” an Underlying Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.
Risk Factors. The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Underlying Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Underlying Fund not within its control and therefore the realization by the Underlying Fund on such collateral may be automatically stayed. It is possible that the Underlying Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.
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Reverse Repurchase Agreements and Dollar Rolls. The Underlying Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker–dealer in return for a percentage of the portfolio security’s market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of an Underlying Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Underlying Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements are subject to the risk that the other party may fail to return the security in a timely manner or at all. An Underlying Fund may lose money if the market value of the security transferred by the Underlying Fund declines below the repurchase price. Reverse repurchase agreements may be considered a form of borrowing for some purposes.
The Underlying Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may purchase dollar rolls. A “dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, an Underlying Fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an Underlying Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which an Underlying Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Underlying Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to an Underlying Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
An Underlying Fund's obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Underlying Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Underlying Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to an Underlying Fund’s overall limitations on investments in illiquid securities.
Successful use of mortgage dollar rolls depends on an Underlying Fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that market value of the securities an Underlying Fund is required to purchase may decline below the agreed upon repurchase price.
Corporate Debt Securities. The Underlying Funds may invest in debt securities, such as convertible and non-convertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. Investments in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer’s equity securities. The Underlying Funds may also invest in debt securities that are accompanied by warrants which are convertible into the issuer’s equity securities, which have similar characteristics. See “Equity Securities” above for a fuller description of convertible securities.
The Underlying Fixed Income Funds, Russell Global Infrastructure Fund and Russell Multi-Strategy Alternative Fund may invest in corporate debt securities issued by infrastructure companies.
Securities Issued in Connection with Reorganizations and Corporate Restructuring. In connection with reorganizing or restructuring of an issuer or its capital structure, an issuer may issue common stock or other securities to holders of debt instruments. An Underlying Fixed Income Fund or the Russell Multi-Strategy Alternative Fund may hold such common stock and other securities even though it does not ordinarily purchase or may not be permitted to purchase such securities.
Zero Coupon Securities. The Underlying Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.
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Government Zero Coupon Securities. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in (i) government securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and (iii) receipts or certificates representing interests in stripped government securities and coupons (collectively referred to as “Government zero coupon securities”).
Mortgage-Related And Other Asset-Backed Securities.
The forms of mortgage-related and other asset-backed securities the Underlying Fixed Income Funds and the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in includes the securities described below.
Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest which in effect are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.
Collateralized Mortgage Obligations. Collateralized mortgage obligations (“CMOs”) are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or “tranches”), with each class bearing a different stated maturity.
Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.
To-Be-Announced Mortgage-Backed Securities. As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced mortgage-backed security (a “TBA”) at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, an Underlying Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the Underlying Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs are subject to the risk that the underlying mortgages may be less favorable than anticipated by an Underlying Fund.
Risk Factors. The value of an Underlying Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying instruments. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Underlying Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
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MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of an Underlying Fund’s portfolio at the time the Underlying Fund receives the payments for reinvestment.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
MBS held by an Underlying Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes and other risks than governmental issues. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, greater credit risk or different underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in an Underlying Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Underlying Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
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Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments, which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Underlying Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Underlying Funds to dispose of any then existing holdings of such securities.
Structured Investment Vehicles. Certain investments in derivatives, including structured instruments as well as investments in mortgage-backed securities and asset-backed securities, involve the purchase of securities from structured investment vehicles (SIVs). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. SIVs are often leveraged and securities issued by SIVs may have differing credit ratings. Investments in SIVs present Counterparty risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, less liquid and more difficult to price accurately than other types of investments.
Because SIVs depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the SIVs may have to liquidate assets at a loss. Also, with respect to SIVs assets in finance companies, an Underlying Fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Underlying Fund.
Collateralized Loan Obligations. The Underlying Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may invest in collateralized loan obligations (“CLOs”). CLOs are special purpose entities which are collateralized mainly by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees. Payments of principal and interest are passed through to investors in a CLO and divided into several tranches of rated debt securities and typically at least one tranche of unrated subordinated securities, which may be debt or equity (“CLO Securities”). CLO Securities generally receive some variation of principal and/or interest installments and, with the exception of certain subordinated securities, bear different interest rates. If there are defaults or a CLO’s collateral otherwise underperforms, scheduled payments to senior tranches typically take priority over less senior tranches.
Risk Factors.
In addition to normal risks associated with debt obligations and fixed income and/or asset-backed securities as discussed elsewhere in this SAI and the Prospectus (e.g., credit risk, interest rate risk, market risk, default risk and prepayment risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
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A CLO’s investments in its underlying assets may be CLO Securities that are privately placed and thus are subject to restrictions on transfer to meet securities law and other legal requirements. In the event that any Underlying Fixed Income Fund or the Russell Multi-Strategy Alternative Fund does not satisfy certain of the applicable transfer restrictions at any time that it holds CLO Securities, it may be forced to sell the related CLO Securities and may suffer a loss on sale. CLO Securities generally will be considered illiquid as there may be no secondary market for the CLO Securities.
Loans and Other Direct Indebtedness. The Underlying Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may purchase loans or other direct indebtedness, or participations in loans or other direct indebtedness, that entitle the acquiror of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. This includes debtor-in-possession financing for companies currently going through the bankruptcy process. In addition to being structured as secured or unsecured, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by banks or other financial institutions or lending syndicates.
Risk Factors. Loans and other direct indebtedness involve the risk that an Underlying Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer an Underlying Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by an Underlying Fund may involve revolving credit facilities or other standby financing commitments which obligate an Underlying Fund to pay additional cash on a certain date or on demand. These commitments may require an Underlying Fund to increase its investment in a company at a time when that Underlying Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that an Underlying Fund is committed to advance additional funds, it will at all times hold and segregate liquid assets in an amount sufficient to meet such commitments.
As an Underlying Fund may be required to rely upon another lending institution to collect and pass onto the Underlying Fund amounts payable with respect to the loan and to enforce the Underlying Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Underlying Fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Underlying Fund.
In purchasing loans or loan participations, an Underlying Fund assumes the credit risk associated with the borrower and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, an Underlying Fund may end up owning the underlying collateral.
Credit Linked Notes, Credit Options and Similar Instruments. The Russell Global Opportunistic Credit Fund and the Russell Multi-Strategy Alternative Fund may invest in credit linked notes, credit options and similar instruments. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve counterparty risk.
Brady Bonds. The Underlying Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may invest in Brady Bonds, the products of the “Brady Plan,” under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily U.S.-dollar) and are actively traded on the over-the-counter market.
Bank Instruments. The Underlying Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may invest in bank instruments, which include Eurodollar certificates of deposit (“ECDs”), Eurodollar time deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”).
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Risk Factors. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. and foreign banks; ETDs are U.S. dollar denominated time deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.
Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information.
High Yield Bonds. The Underlying Funds, except the Russell Investment Grade Bond Fund, may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”), which include securities rated BBB- or lower by S&P, Baa3 or lower by Moody’s or BBB- or lower by Fitch (using highest of split ratings), or in unrated securities judged by the money managers to be of similar credit quality to those designations. Securities rated BBB- by S&P, Baa3 by Moody’s or BBB- by Fitch are the lowest ratings which are considered “investment grade,” although Moody’s considers securities rated Baa3, S&P considers bonds rated BBB- and Fitch considers bonds rated BBB-, to have some speculative characteristics.
Risks Associated with High Yield Bonds. Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates.
Lower rated or unrated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower rated debt securities are often less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn, for example, could cause a sharper decline in the prices of lower rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of lower rated debt securities defaults, an Underlying Fund may incur additional expenses to seek financial recovery and may not recover the full amount or any of its investment.
In addition, the markets in which lower rated or unrated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund’s shares. While such debt may have some quality and protective characteristics, these are generally outweighed by large uncertainties or major risk exposure to adverse conditions.
Securities rated BBB- by S&P, Baa3 by Moody’s or BBB by Fitch may involve greater risks than securities in higher rating categories. Securities receiving S&P’s BBB- rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see “Ratings of Debt Instruments.”
Securities possessing Moody’s Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security are judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.
Securities possessing Fitch’s BBB- rating indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Underlying Fund was investing only in investment grade securities.
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The money managers of the Underlying Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates.
Auction Market and Remarketed Preferred Stock. The Underlying Fixed Income Funds and the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may purchase certain types of auction market preferred stock (“AMPS”) or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing, which are typically held weekly, is successful. If the auction or remarketing fails, the holder of certain types of AMPS or RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or Counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.
Alternative Minimum Tax Bonds. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in “Alternative Minimum Tax Bonds,” which are certain bonds issued after August 7, 1986 to finance certain non-governmental activities. While the income from Alternative Minimum Tax Bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal individual and corporate “alternative minimum tax.” The alternative minimum tax is a special tax that applies to taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Bonds acquired by an Underlying Fund may be lower than those from other Municipal Obligations acquired by the Fund due to the possibility of federal, state and local alternative minimum or minimum income tax liability on Alternative Minimum Tax Bonds.
Event-Linked Bonds. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in “event-linked bonds.” Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other onshore or offshore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, an Underlying Fund may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose an Underlying Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that an Underlying Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and an Underlying Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.
Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds' investments in fixed income securities may include deferred interest, pay-in-kind (“PIK”) and capital appreciation bonds. Deferred interest and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of deferred interest, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.
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PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to deferred interest bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can be either senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.
Deferred interest, capital appreciation and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, an Underlying Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Underlying Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, an Underlying Fund is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual, an Underlying Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Underlying Fund. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable.
Municipal Debt Instruments.
The recent economic downturn and budgetary constraints have made municipal securities more susceptible to downgrade, default and bankruptcy. In addition, difficulties in the municipal securities markets could result in increased illiquidity, price volatility and credit risk, and a decrease in the number of municipal securities investment opportunities. The value of municipal securities may also be affected by uncertainties involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. These uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities.
Municipal Obligations and Bonds. The Underlying Fixed Income Funds and the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in “municipal obligations.” Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications—General Obligation Bonds and Revenue Bonds.
General Obligation Bonds – are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest.
Revenue Bonds – are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.
Industrial Development Bonds – are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.
Municipal obligations include the obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions, such as the U.S. Virgin Islands and Guam. General obligations and/or revenue bonds of issuers located in U.S. territories may be affected by political, social and economic conditions in such U.S. territories. The sources of payment for such obligations and the marketability thereof may be affected by financial and other difficulties experienced by such issuers. Puerto Rico’s economy has been in a recession since late 2006, which has contributed to reduced government revenues. In addition, Puerto Rico has high levels of national debt and in 2013 its general obligation credit rating was lowered by Fitch to BBB-, which is the lowest investment grade category. The market prices and yields of Puerto Rican general obligations may be adversely affected by the ratings downgrade and any future downgrades. There can be no assurance that current or future economic difficulties in Puerto Rico will not adversely affect the market value of Puerto Rico municipal obligations or the ability of particular issuers to make timely payments of debt service on these obligations. Guam’s economy depends in large
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measure on tourism and the U.S. military presence, each of which is subject to uncertainties as a result of global economic, social and political events. Any reduction in tourism or the U.S. military presence could adversely affect Guam’s economy. Tourism accounts for a substantial portion of the U.S. Virgin Islands’ gross domestic product. A weak economy, war, epidemic outbreaks or the threat of terrorist activity, among other influences that are beyond the control of the territory, can adversely affect its tourism.
Municipal Notes. The Underlying Fixed Income Funds and the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in municipal notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:
Tax Anticipation Notes – issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.
Bond Anticipation Notes – issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.
Revenue Anticipation Notes – issued in expectation of receipt of other types of revenues such as certain federal revenues.
Construction Loan Notes – sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.
Pre-Refunded Municipal Bonds – bonds no longer secured by the credit of the issuing entity, having been escrowed with U.S. Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.
Tax Free Commercial Paper – a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.
Variable Rate Demand Notes – long-term, taxable, or tax-exempt bonds issued on a variable rate basis that can be tendered for purchase at par whenever rates reset upon contractual notice by the investor. The bonds tendered are then resold by the remarketing agent in the secondary market to other investors. Variable Rate Demand Notes can be converted to a long term fixed rate security upon appropriate notice by the issuer. The Underlying Funds’ money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Underlying Funds.
Tax Free Participation Certificates – tax free floating, or variable rate demand notes which are issued by a municipal or governmental entity that sells a participation in the note. They are usually purchased by the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds to maintain liquidity. The Underlying Funds' money managers will continually monitor the pricing, quality and liquidity of the participation certificates.
A participation certificate gives an Underlying Fund an undivided interest in the municipal obligation in the proportion that the Underlying Fund’s participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Underlying Fund. The Underlying Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days’ notice for all or any part of the full principal amount of the Underlying Fund’s participation interest in the security plus accrued interest. The Underlying Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Underlying Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.
The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by an Underlying Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Underlying Fund will attempt to have
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the issuer of the participation certificate bear the cost of the insurance. The Underlying Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Underlying Fund.
Puts, Stand-by Commitments and Demand Notes. The Underlying Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may purchase municipal obligations with the right to a “put” or “stand-by commitment.” A “put” on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price or yield on certain dates or within a specified period prior to maturity.
The Underlying Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Underlying Funds’ money managers believe continually satisfy the Underlying Funds’ credit quality requirements.
The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may also invest in demand notes and the Russell Multi-Strategy Alternative Fund may invest in variable rate demand notes that are supported by credit and liquidity enhancements from U.S. government agencies. Demand notes are obligations with the right to a “put,” obligating the provider of the put to buy the security within a specified time and at an agreed upon price. Variable rate demand notes are floating rate instruments with terms of as much as 40 years which pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. Liquidity is provided with a put feature, which allows the holder to put the security at par plus accrued interest on any interest rate reset date, usually with one or seven days notice. Variable rate demand notes almost always have credit enhancement in the form of either a letter of credit or bond insurance.
The Underlying Funds may purchase floating or variable rate municipal obligations, some of which are subject to payment of principal by the issuer on demand by the Underlying Funds (usually not more than thirty days’ notice). The Underlying Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.
Risk Factors. The ability of the Underlying Funds to exercise the put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. A seller may be unable to honor a put or stand-by commitment for financial reasons. Restrictions in the buy back arrangement may not obligate the seller to repurchase the securities or may prohibit the Underlying Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. (See “Certain Investments—
Municipal Notes—Tax Free Participation Certificates.”)
Variable Amount Master Demand Notes. The Underlying Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (may be subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.
Variable and Floating Rate Securities. The Underlying Fixed Income Funds and the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90-day U.S. Treasury Bill, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed–income obligations with a fixed interest rate.
The Underlying Funds may purchase variable rate U.S. government obligations which are instruments issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than every 762 days. Variable rate U.S. government obligations whose interest rates are readjusted no less frequently than every 762 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.
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Commercial Paper. The Underlying Fixed Income Funds and the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in commercial paper, which consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.
Asset-Backed Commercial Paper. The Underlying Fixed Income Funds and the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in asset-backed commercial paper. This is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date.
Indexed Commercial Paper. The Underlying Fixed Income Funds and the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in indexed commercial paper, which is U.S.-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
While such commercial paper entails risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables an Underlying Fund to hedge (or cross-hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.
Credit and Liquidity Enhancements. The Underlying Fixed Income Funds and the Russell Commodity Strategies Fund may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of these institutions could cause losses to the Underlying Funds that invest in these securities and may affect their share price.
Funding Agreements. The Underlying Fixed Income Funds and the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in various types of funding agreements. A funding agreement is an obligation of indebtedness negotiated privately between an investor and an insurance company. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by the Underlying Fund may be regarded as illiquid and therefore will be subject to the Underlying Fund’s limitation on illiquid investments.
Investment in a Subsidiary by the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds
Each of the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds will invest up to 25% of its total assets in the shares of its respective wholly owned and controlled Subsidiary. Investments in their respective Subsidiaries are expected to provide the Underlying Funds with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent IRS rulings, as discussed below under “Taxes-Tax Treatment of Commodity-Linked Swaps and Structured Notes.” The Subsidiary of the Russell Commodity Strategies Fund is managed by RIMCo and advised by the Underlying Fund’s money managers, and has the same investment objective as the Russell Commodity Strategies Fund. The Subsidiary of the Russell Commodity Strategies Fund may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on them (unlike the Russell Commodity Strategies Fund, which may not invest without limitation in such investments). The Subsidiary of the Russell Multi-Strategy Alternative Fund is managed by RIMCo and advised by certain of the Fund’s money managers. The Subsidiary of the Russell Multi-Strategy Alternative Fund may invest without limitation in commodity-linked securities and derivative instruments (including futures and options contracts with respect to indexes or individual commodities, options on futures contracts, swap agreements and swaptions), exchange traded funds, exchange traded notes and commodity-linked structured notes (unlike the Russell Multi-Strategy Alternative Fund, which may not invest without limitation in such instruments). However, each Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as its respective Underlying Fund, including the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. Each Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by its respective Underlying Fund. Each Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. Each Underlying Fund is the sole shareholder of its respective Subsidiary, and it is not currently expected that shares of either Subsidiary will be sold or offered to other investors.
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By investing in their respective Subsidiaries, the Underlying Funds are indirectly exposed to the risks associated with their respective Subsidiary’s investments. The derivatives and other investments held by each Subsidiary are subject to the same risks that would apply to similar investments if held directly by the Underlying Funds. Although the Underlying Funds may enter into commodity-linked derivative instruments directly, each Underlying Fund will likely gain exposure to these derivative instruments indirectly by investing in its respective Subsidiary. To the extent that a money manager believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, an Underlying Fund’s investment in its respective Subsidiary will likely increase. Each Subsidiary will also invest in fixed income instruments, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions.
Subject to its investment management agreement with each Subsidiary, RIMCo selects money managers for each Subsidiary, allocates Subsidiary assets among money managers, oversees the money managers and evaluates their performance results. Each Subsidiary’s money managers select the individual portfolio securities for the assets assigned to them. Neither RIMCo nor the money managers receive any additional compensation for doing so. Each Subsidiary also has entered into an administration agreement with RFSC, pursuant to which RFSC provides certain administrative services for each Subsidiary, but receives no additional compensation for doing so. Each Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and accounting agent services with the same or with affiliates of the same service providers that provide those services to the Underlying Funds.
Neither Subsidiary is registered under the 1940 Act, and, although each Subsidiary is subject to the same fundamental, non-fundamental and certain other investment restrictions as its respective Fund, neither Subsidiary is subject to all the investor protection of the 1940 Act. However, each Underlying Fund wholly owns and controls its respective Subsidiary, and each Underlying Fund and its respective Subsidiary are managed by RIMCo, making it unlikely that either Subsidiary will take action contrary to the interests of its respective Underlying Fund and the Underlying Fund’s shareholders. The Underlying Funds' Board of Trustees has oversight responsibility for the investment activities of the Underlying Funds, including each Underlying Fund’s investment in its respective Subsidiary, and each Underlying Fund’s role as sole shareholder of its respective Subsidiary. As noted above, each Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as its respective Underlying Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Funds and/or their respective Subsidiaries to operate as described in the Prospectus and the SAI and could adversely affect each Underlying Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Other Financial Instruments Including Derivatives
Options, Futures and Other Financial Instruments. The Underlying Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Underlying Funds' investments or, in certain circumstances, for investment purposes (e.g., as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments may expose an Underlying Fund to an obligation to another party. The Underlying Funds will not enter into any such transaction unless it owns (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Underlying Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.
Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets.
Options And Futures. The Underlying Funds may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and purchase and sell interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Underlying Funds may also use those instruments, provided that their use is consistent with the Underlying Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Underlying Funds (i.e., that written call or put options will be “covered” or “secured” and that futures contracts and options on futures contracts will be used for the purposes of hedging or effecting an Underlying Fund's permitted investment strategies).
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Options On Securities and Indexes. Each Underlying Fund may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
Exchange-listed options are issued by a regulated intermediary, such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
An Underlying Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.
Over-the-counter options (“OTC Options”) are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.
Many OTC Options will eventually be exchange-traded and cleared. Although these changes are expected to decrease the Counterparty risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free. Where OTC Options remain uncleared, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with an Underlying Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Underlying Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, RIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC Option will be satisfied. An Underlying Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers” or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a minimum long-term Counterparty credit rating, including reassignments, of BBB- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) or determined to be of equivalent credit by RIMCo or the money manager for the Underlying Fund.
An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price, in the case of a call option, or to pay the exercise price upon delivery of the underlying security, in the case of a put option. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in a specific security.
An Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Underlying Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. An Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate positively to one another.
An Underlying Fund will write call options and put options only if they are “covered.” In the case of written call options, the option is “covered” if the Underlying Fund (a) owns the security underlying the call or purchases a call option on the same security or index as the call written (i) with a strike price no greater than the strike price of the call option sold or (ii) if the
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strike price is greater, the Underlying Fund segregates liquid assets equal to the difference in value or (b) has segregated liquid assets equal in value to the market value of the underlying security or index, less any margins on deposit. A written put option is covered if the Underlying Fund (a) sells the underlying security short at a price at least equal to the strike price or (b) holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in liquid segregated assets.
If an option written by an Underlying Fund expires, the Underlying Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Underlying Fund realizes a capital loss (long- or short-term depending on whether the Underlying Fund's holding period for the option is greater than one year) equal to the premium paid.
Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration).
An Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option. If the cost of the closing option is more than the premium received from writing the option, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Fund will realize a capital gain. If the premium received from a closing sale transaction is less than the premium paid to purchase the option, the Underlying Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short- or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
The premium paid for a put or call option purchased by an Underlying Fund is an asset of the Underlying Fund. The premium received for an option written by an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the last bid.
Risks Associated With Options On Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Underlying Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. If an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
As the writer of a covered call option, an Underlying Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security increase above the exercise price. It also retains a risk of loss on the underlying security should the price of the underlying security decrease. Where an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.
If trading were suspended in an option purchased by an Underlying Fund, the Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Underlying Fund is covered by an option on the same index purchased by the Underlying Fund, movements in the index may result in a loss to the Underlying Fund; however, such losses may be mitigated by changes in the value of the Underlying Fund's securities during the period the option was outstanding.
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Options on Foreign Currency. An Underlying Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with an Underlying Fund's investment objectives and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. OTC Options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.
Futures Contracts And Options On Futures Contracts. An Underlying Fund may invest in interest rate futures contracts, foreign currency futures contracts, Eurodollar futures or stock index futures contracts, and options thereon that are traded on a U.S. or foreign exchange or board of trade or over-the-counter. An interest rate or foreign currency contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500®) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500®; the Russell 2000®; Nikkei 225; CAC-40; FTSE 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future. Eurodollar futures are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate (“LIBOR”). In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. An Underlying Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.
An Underlying Fund may use futures contracts for both hedging purposes and to effect investment transactions consistent with its investment objective and strategies. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Underlying Fund's securities or the price of the securities which the Underlying Fund intends to purchase. In addition, an Underlying Fund may use futures contracts to create equity exposure for its cash or, conversely, to reduce market exposure. See “Cash Reserves and Being Fully Invested” and “Hedging Strategies” for a fuller description of these strategies.
Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.
An Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.
There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or an option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.
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When a purchase or sale of a futures contract is made by an Underlying Fund , the Underlying Fund is required to deposit with the broker a specified amount of cash or U.S. government securities (“initial margin”). The initial margin required for a futures contract is set by the exchange on which the contract is traded and, in certain cases, by the Underlying Fund's futures commission merchant (“FCM”). The required margin may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Underlying Fund expects to earn interest income on its initial margin deposits.
A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by an Underlying Fund , but is instead a settlement between the Underlying Fund and the FCM of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to-market its open futures positions.
An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Underlying Fund.
Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Underlying Fund realizes a capital gain, or if it is more, the Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Underlying Fund realizes a capital gain, or if it is less, the Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations. In the case of transactions, if any, involving certain regulated futures contracts, any gain or loss arising from the lapse, closing out or exercise of such positions generally will be treated as 60% long-term and 40% short-term capital gain or loss. In addition, at the close of each taxable year, such positions generally will be marked-to-market (i.e., treated as sold for fair market value), and any resulting gain or loss will be treated as 60% long-term and 40% short-term capital gain or loss.
Limitations On Use Of Futures and Options on Futures Contracts.
An Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system. With respect to futures contracts that are required to cash settle, an Underlying Fund will at all times maintain liquid, segregated assets equal to or greater than the Underlying Fund's daily marked to market (net) obligation, if any (less any margin or deposit). With respect to futures contracts that are not required to cash settle, an Underlying Fund will maintain liquid, segregated assets equal to or greater than the notional value of the futures contract (less any margin or deposit). An Underlying Fund is not required to segregate liquid assets if the purchase or sale of a futures contract is “covered” by a substantially similar security. For a discussion of how to cover a written call or put option on a futures contract, see “Options on Securities and Indexes” above.
The Underlying Funds, other than the Russell Multi-Strategy Alternative and Russell Commodity Strategies Funds, are limited in entering into futures contracts and options on futures contracts to positions which constitute “bona fide hedging” positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non- “bona fide hedging” purposes, to positions for which (a) the aggregate initial margins and premiums required to establish non-hedging positions in futures and options when aggregated with the independent amounts required to establish non-hedging positions in swaps, less the amount by which any such options are “in-the-money,” do not exceed 5% of the Underlying Fund's net assets after taking into account unrealized profits and losses on those positions or (b) the aggregate net notional value of such instruments does not exceed 100% of the Underlying Fund's net assets, after taking into account unrealized profits and losses on those positions. RIMCo is registered as a commodity pool operator with the CFTC with regard to the Russell Multi-Strategy Alternative and Russell Commodity Strategies Funds.  Therefore, these two Funds are not subject to the limitations on investments in futures, options and swaps discussed above.
Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in
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speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in an Underlying Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate or other trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. As a result, there can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or a futures option position. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.
Foreign Currency Futures Contracts. The Underlying Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.
A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
The Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar or other currencies or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Underlying Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Underlying Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Underlying Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.
Forward Foreign Currency Exchange Transactions (“Forward Currency Contracts”). The Underlying Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. The Underlying Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. An Underlying Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that an Underlying Fund's forward currency contracts are not used to achieve investment leverage, to the extent that such contracts are not “covered” by liquid underlying investments in the respective foreign currency or a “proxy” currency, the Underlying Fund will segregate liquid assets in an amount at all times equal to or exceeding the Underlying Fund's commitments with respect to these contracts. The Underlying Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be
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linked (a proxy) to a currency or currencies in which some or all of the Underlying Funds' portfolio securities are or are expected to be denominated. An Underlying Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of an Underlying Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. An Underlying Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Underlying Funds may enter into a forward currency contract to purchase a currency other than that held in the Underlying Funds' portfolios. Forward currency transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.
At or before the maturity of a forward foreign currency contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If an Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund , at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Underlying Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Underlying Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.
Upon maturity of a forward currency contract, an Underlying Fund may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. An Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will be available to the Underlying Funds.
The cost to an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.
If a devaluation is generally anticipated, an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. An Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for a given year.
Many foreign currency forwards will eventually be exchange-traded and cleared as discussed further below. Although these changes are expected to decrease the Counterparty risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, as with foreign currency futures contracts, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.
The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict an Underlying Fund's ability to hedge against the risk of devaluation of currencies in which the Underlying Fund holds securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager’s special skills and experience with respect to such instruments and usually depends on the money manager’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, an Underlying Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such
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strategies had not been used. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time an Underlying Fund is engaged in that strategy.
An Underlying Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above.
Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, forward currency contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.
Swap Agreements and Swaptions. The Underlying Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Underlying Funds receiving or paying, as the case may be, only the net amount of the two payments. When an Underlying Fund enters into a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (e.g., an exchange of floating rate payments for fixed rate payments).
The Underlying Funds may enter into several different types of swap agreements including equity index, interest rate, credit and currency swaps. Equity index swaps are agreements where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Interest rate swaps are agreements that can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are agreements which allow the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the Counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.
The Underlying Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. Under most swap agreements entered into by an Underlying Fund, the parties’ obligations are determined on a “net basis.” The net amount of the excess, if any, of an Underlying Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that an Underlying Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Underlying Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, an Underlying Fund will have contractual remedies pursuant to the agreement related to the transaction.
The Underlying Funds may enter into swap agreements with Counterparties that meet RIMCo’s credit quality limitations. The Underlying Funds will not enter into any swap agreement unless the Counterparty has a minimum senior unsecured credit rating or long term Counterparty credit rating, including reassignments, of BBB- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.
There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Underlying Funds or the ability of the Underlying Funds to continue to implement their investment strategies. The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the
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retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Underlying Funds is impossible to predict, but could be substantial and adverse.
In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law by President Obama on July 21, 2010. The Dodd-Frank Act is changing the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a new legislative framework for over-the-counter (“OTC”) derivatives, including financial instruments, such as swaps, in which the Underlying Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivatives transactions. The CFTC and SEC have approved joint final rules and interpretations that further define the terms “swap” and “security-based” swap and govern “mixed swaps” (the “Swap Definitions”). Under the Swap Definitions, the term “swap” includes foreign exchange forwards and OTC foreign exchange options, among other OTC contracts. The occurrence of the effective date for the Swap Definitions triggered numerous effective and compliance dates for other rules promulgated by the CFTC and SEC under the Dodd-Frank Act. The Swap Definitions are broad, and encompass a number of transactions that were historically not subject to CFTC or SEC regulation. The impact of the effectiveness of the Swap Definitions along with the implementation of the various other rules contingent on the promulgation of the Swap Definitions is impossible to predict, but could be substantial and adverse.
Provisions in the Dodd-Frank Act include new registration, recordkeeping, capital and margin requirements for “swap dealers” and “major swap participants” as determined by the Dodd-Frank Act and applicable regulations; and the required use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act. Because the rulemaking and regulations implementing the Dodd-Frank Act have not been completed, it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on any of the Underlying Funds, but it is expected that swap dealers, major market participants and swap Counterparties, including the Underlying Funds, will experience new and/or additional regulations, requirements, compliance burdens and associated costs. The new law and the rules to be promulgated may negatively impact an Underlying Fund's ability to meet its investment objective either through limits or requirements imposed on it or upon its Counterparties. In particular, new position limits imposed on an Underlying Fund or its Counterparties’ on-exchange and OTC trading may impact that Underlying Fund's ability to invest in a manner that efficiently meets its investment objective, and new requirements, including capital and mandatory clearing, may increase the cost of an Underlying Fund's investments and cost of doing business, which could adversely affect investors.
The Underlying Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Credit default swaps allow an Underlying Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. An Underlying Fund may act as either the buyer or the seller of a credit default swap. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that an Underlying Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, an Underlying Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, an Underlying Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Currently, some, but not all credit default swaps are subject to central clearing. The Dodd-Frank Act and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative contracts including credit default swaps. Although these changes are expected to decrease the Counterparty risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free.
As the seller of protection in a credit default swap, an Underlying Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the Counterparty in the event of a default (or other specified credit event), and the Counterparty would be required to surrender the reference debt obligation. In return, the Underlying Fund would receive from the Counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Underlying Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, an Underlying Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Underlying Fund would be subject to investment exposure on the notional amount of the swap.
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The Underlying Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios, in which case the Underlying Fund would function as the Counterparty referenced in the preceding paragraph.
Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific reference obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Underlying Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Underlying Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Credit default swap agreements on asset-backed securities also involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, deliverable obligations in most instances would be limited to the specific reference obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the reference obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Underlying Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the reference obligation or to take an active long or short position with respect to the likelihood of a particular reference obligation’s default (or other defined credit events).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference obligations comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Credit default swaps could result in losses if an Underlying Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if an Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and Counterparty risk. An Underlying Fund will generally incur a greater degree of risk when selling a credit default swap than when purchasing a credit default swap. As a buyer of a credit default swap, an Underlying Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by an Underlying Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Underlying Fund.
If the creditworthiness of an Underlying Fund's swap Counterparty declines, the risk that the Counterparty may not perform could increase, potentially resulting in a loss to the Underlying Fund. To limit the Counterparty risk involved in swap agreements, the Underlying Funds will only enter into swap agreements with Counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Underlying Funds will be able to do so, the Underlying Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Underlying Funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of an Underlying Fund might diminish compared to what it would have been if this investment technique were not used.
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Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Underlying Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Underlying Funds' risk of loss consists of the net amount of interest payments that the Underlying Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Underlying Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps. Currently, some, but not all interest rate swaps are subject to central clearing. The Dodd-Frank Act and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative contracts including interest rate swaps. Although these changes are expected to decrease the Counterparty risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free.
The Underlying Fixed Income Funds and the Russell Multi-Strategy Alternative Fund may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statements of financial condition.
Index Swap Agreements. The Underlying Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
No Underlying Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of that Underlying Fund's net assets.
Structured Notes. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in structured notes. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s). Therefore, structured notes may be more volatile, less liquid and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent an Underlying Fund invests in these notes and securities, however, these notes are analyzed in the overall assessment of the effective duration of the Underlying Fund’s holdings in an effort to monitor the Underlying Fund’s interest rate risk.
Commodity-linked notes are a type of structured note. Commodity-linked notes are privately negotiated structured debt securities indexed to the return of an index such as the Dow Jones – UBS Commodity Index Total Return, which is representative of the commodities market. They are available from a limited number of approved issuers, and all invested amounts are exposed to the issuer’s credit risk. Commodity-linked notes may be leveraged. For example, if a fund invests $100 in a three-times leveraged commodity-linked note, it will exchange $100 principal with the dealer to obtain $300 exposure to the commodities market because the value of the note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. This means a $100 note would be worth $70 if the commodity index decreased by 10 percent. Structured notes also are subject to credit risk of the dealer.
Uncovered Options Transactions. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may write options that are not covered (or so called “naked options”). When an Underlying Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When an Underlying Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Underlying Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase. Uncovered put options have speculative characteristics and the potential loss is substantial.
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Stand-By Commitment Agreements. The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest in “stand-by commitments” with respect to securities held in their portfolios. Under a stand-by commitment, a dealer agrees to purchase at an Underlying Fund’s option specified securities at a specified price. An Underlying Fund’s right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by an Underlying Fund may also be referred to as “put” options. A stand-by commitment is not transferable by an Underlying Fund, although an Underlying Fund can sell the underlying securities to a third party at any time. The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities. When investing in stand-by commitments, an Underlying Fund will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of the money manager, present minimal credit risks. An Underlying Fund acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.
The amount payable to an Underlying Fund upon its exercise of a stand-by commitment is normally (i) the Underlying Fund’s acquisition cost of the securities (excluding any accrued interest which the Underlying Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Underlying Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. An Underlying Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, an Underlying Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield-to-maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in an Underlying Fund’s portfolio will not exceed 1/2 of 1% of the value of the Underlying Fund’s total assets calculated immediately after each stand-by commitment is acquired.
The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by an Underlying Fund would be valued at zero in determining net asset value. Where an Underlying Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Underlying Fund.
The Internal Revenue Service (“IRS”) has issued a revenue ruling to the effect that a regulated investment company will be treated for federal income tax purposes as the owner of the municipal obligations acquired subject to a stand-by commitment and the interest on the municipal obligations will be tax-exempt to an Underlying Fund.
Custodial Receipts and Trust Certificates. The Russell Commodity Strategies Fund may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Underlying Fund may also invest in separately issued interests in custodial receipts and trust certificates.
Although under the terms of a custodial receipt or trust certificate the Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.
Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s
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credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the IRS has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.
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Taxes
Distributions of Net Investment Income. Each Fund’s income consists of dividends it receives from the Underlying Funds, less the estimated expenses of the Fund. Any distributions by a Fund from such income will be taxable to you as ordinary income (other than certain qualified dividend income, described below), whether you receive them in cash or additional shares.
If you are an individual investor, a portion of the dividends you receive from certain Funds may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund’s distribution is treated as qualified dividend income to the extent that an Underlying Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, and distributes that income to the Fund as a qualified dividend, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations. For individual and other non-corporate taxpayers, the maximum rate applicable to qualified dividend income is 20% for taxable years beginning after 2012. It is not expected that any portion of the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds’ distributions will be eligible to be treated as qualified dividend income.
Distributions of Capital Gain. An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to a Fund as capital gain distributions. A Fund may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund. Capital gains generally will be distributed by a Fund once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund. The maximum rate applicable to long-term capital gains is 20% for taxable years beginning after 2012.
Medicare Tax. For taxable years beginning after 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
Effect of Foreign Investments on Distributions. Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities  by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Fund as ordinary income, and any loss will reduce an Underlying Fund’s ordinary income otherwise available for distribution to the Fund. This treatment could increase or decrease an Underlying Fund’s ordinary income distributions to a Fund and, in turn, to you, and may cause some or all of the Underlying Fund’s previously distributed income to be classified as a return of capital to the Fund. A return of capital generally is not taxable to a Fund, but reduces the Fund’s tax basis in its shares of the Underlying Fund. Any return of capital in excess of the Fund's tax basis is taxable  to the Fund as a capital gain.
Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund’s ordinary income distributions to a Fund and, in turn, to you.
Information on the Amount and Tax Character of Distributions. Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may report and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in October, November or December to shareholders of record in such a month but paid in January are taxable to you as if they were paid in December.
Election to be Taxed as a Regulated Investment Company. Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal
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income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund’s earnings and profits.
Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.
Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different RIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.
Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.
Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.
U.S. Government Securities. The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Dividends paid by a Fund may not be exempt from state and local taxes in certain states when the Fund invests in U.S. government securities only indirectly by investing in an Underlying Fund. The income on Underlying Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends, if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund’s income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction. None of the Russell Commodity Strategies or Russell Multi-Strategy Alternative Funds’ distributions are expected to qualify for the corporate dividends-received deduction.
Investment in Complex Securities. Certain Underlying Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Underlying Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Underlying Fund (possibly causing the Underlying Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Underlying Fund’s ability to recognize a loss, and, in limited cases, subject the Underlying Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing or character of the income distributed by an Underlying Fund to a Fund and, in turn, to you.
Non-U.S. Investors. Non-U.S. investors are generally subject to U.S. withholding tax and may be subject to U.S. estate taxes, and are subject to special U.S. tax certification requirements. For Fund taxable years beginning after 2004 and before 2014 (or a later date if extended by Congress), a portion of Fund distributions received by a non-U.S. investor may, however, be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and short-term capital gains if properly reported by the Fund. If a non-U.S. investor were to hold an interest of more than 5% in a Fund that were deemed to be a “U.S. real property holding company” by reason of holding significant interests (other than as a creditor) in other U.S.
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real property holding companies (including REITs) or “U.S. real property,” certain Fund distributions could be taxable to such investor and require the investor to file U.S. tax returns and may also be subject to withholding taxes. Non-U.S. investors holding an interest of 5% or less in such a Fund may be subject to withholding tax with respect to certain Fund distributions that are attributable to U.S. real property gains.
Effective January 1, 2014, a Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2017) redemption proceeds made to certain non-U.S. entities that fail to comply or be deemed compliant with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholding is required.
You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.
Backup Withholding. By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate is 28%.
Tax Treatment of Commodity-Linked Swaps and Structured Notes. The IRS has issued rulings that provide that in order for the Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds to qualify as regulated investment companies under the Code, the income derived from commodity-linked swaps must be limited to a maximum of 10% of each Fund’s gross income.
The IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income, even if the subsidiary itself owns commodity-linked notes and swaps, commodity options, futures and options on futures. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Underlying Funds will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and swaps and, through investments in their respective Subsidiary, futures contracts on individual commodities or a subset of commodities and options on them. The Russell Commodity Strategies Fund has also requested its own such private letter ruling, although the IRS currently has suspended the issuance of such rulings pending further internal review. The Russell Multi-Strategy Alternative Fund has not requested its own such private letter ruling in light of the suspension. There can be no assurance that the IRS will issue the requested ruling to the Russell Commodity Strategies Fund, or that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the Underlying Funds to qualify for favorable regulated investment status under the Code could be jeopardized if the Underlying Funds were unable to treat their income from commodity-linked notes and their respective Subsidiary as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the Funds’ investments in their respective Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Funds’ taxable income or any gains and distributions made by the Funds.
Neither Subsidiary is expected to be subject to U.S. federal income tax. They will, however, be considered controlled foreign corporations, and the Funds will be required to include as ordinary income annually amounts earned by their respective Subsidiary during that year. Furthermore, the Underlying Funds, as regulated investment companies, will be required to distribute their respective Subsidiary’s income as a regulated investment company, whether or not their respective Subsidiary makes a distribution to the Underlying Funds during the taxable year. Any losses of either Subsidiary will generally only be available to offset any income of that Subsidiary in the same year. Effective January 1, 2014, payments to a Subsidiary of U.S. source income and (effective January 1, 2017) gross proceeds from U.S. source interest- and dividend-bearing securities will be subject to U.S. withholding tax (at a 30% rate) if the Subsidiary fails to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Detailed guidance as to the mechanics and scope of this new reporting and withholding regime is continuing to develop.
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At October 31, 2012, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Net capital losses incurred in portfolio transactions for taxable years beginning after December 22, 2010 will not expire. Available capital loss carryforwards and expiration dates are as follows:
Funds	10/31/16	10/31/17	10/31/18	10/31/19	No Expiration	No Expiration	TOTAL
					Short-Term	Long-Term
Conservative Strategy Fund	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Moderate Strategy Fund	—	$14,473,195	$ 31,180,936	—	—	—	$ 45,654,131
Balanced Strategy Fund	—	$52,049,878	$211,037,263	$17,026,526	—	—	$280,113,667
Growth Strategy Fund	—	$68,737,350	$268,001,981	$25,244,054	—	—	$361,983,385
Equity Growth Strategy Fund	—	$69,711,525	$171,652,158	$19,352,964	—	—	$260,716,647
2015 Strategy Fund	—	—	—	—	—	—	—
2020 Strategy Fund	$ 687,522	$ 514,172	$ 3,417,192	$ 273,277	—	—	$ 4,892,163
2025 Strategy Fund	—	—	—	—	—	—	—
2030 Strategy Fund	$2,808,872	$ 363,900	$ 4,196,075	$ 1,098,253	$ 624,117	$ 344,267	$ 9,435,484
2035 Strategy Fund	—	—	—	—	—	—	—
2040 Strategy Fund	$1,336,107	$ 213,749	$ 3,055,821	$ 629,168	—	—	$ 5,234,845
2045 Strategy Fund	—	—	—	—	—	—	—
2050 Strategy Fund	—	—	—	—	—	—	—
In Retirement Fund	—	—	—	—	—	—	—

You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.
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credit Rating definitions
MOODY’S INVESTORS SERVICE, INC. (MOODY’S):
Long-Term Obligation Ratings
Aaa –– Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa –– Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A –– Obligations rated A are considered upper medium grade and are subject to low credit risk.
Baa –– Obligations rated Baa are judged to be medium grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba –– Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B –– Obligations rated B are considered speculative and are subject to high credit risk.
Caa –– Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.
Ca –– Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C –– Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
STANDARD & POOR’S RATINGS GROUP (“S&P”):
Long-Term Issue Credit Ratings
AAA –– An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA –– An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A –– An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB –– An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC, C –– Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB –– An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B –– An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC –– An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC –– An obligation rated CC is currently highly vulnerable to nonpayment.
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C –– A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
D –– An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR –– This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
FITCH INVESTORS SERVICE, INC. (“FITCH”):
Long-Term Ratings Scales
AAA –– Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA –– Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A –– High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB –– Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB –– Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
B –– Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC –– Substantial credit risk. Default is a real possibility.
CC –– Very high levels of credit risk. Default of some kind appears probable.
C –– Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
•	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
•	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
•	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
RD –– Restricted default
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‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:
•	the selective payment default on a specific class or currency of debt;
•	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
•	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; and
•	execution of a coercive debt exchange on one or more material financial obligations.
D –– Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
Note to Long-Term Ratings:
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.
SECTOR SPECIFIC CREDIT RATING SERVICES
U.S. Municipal Short-Term Debt and Demand Obligation Ratings
MOODY’S:
Short-Term Obligation Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG-1 –– This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG-2 –– This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG-3 –– This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.
SG –– This designation denotes speculative credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.
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VMIG rating expirations are a function of each issue’s specific structural or credit features.
VMIG 1 –– This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2 –– This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3 –– This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG –– This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P:
A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1 –– Strong capacity to pay principal and interest. An issue determined to possess very strong capacity to pay debt service is given a plus (+) designation.
SP-2 –– Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 –– Speculative capacity to pay principal and interest.
SHORT-TERM RATINGS
MOODY’S:
Prime-1 –– Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
Prime-2 –– Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
Prime-3 –– Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP –– Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P:
A-1 ––  A short-term obligation rated “A–1” is the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.
A-2 –– A short-term obligation rated “A–2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3 –– A short-term obligation rated “A–3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
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B –– A short-term obligation rated “B” is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
C –– A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D –– A short-term obligation rated “D” is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
NR  –– An issuer designated NR is not rated.
FITCH:
Short Term Ratings
F1 –– Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2 –– Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3 –– Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B –– Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C –– High short-term default risk. Default is a real possibility.
RD –– Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
D –– Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.
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Financial Statements
The 2012 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Funds’ Annual Reports to Shareholders. Copies of these Annual Reports accompany this SAI and are incorporated herein by reference.
The 2012 annual financial statements of the Underlying Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Underlying Funds’ Annual Reports to Shareholders. Copies of these Annual Reports are incorporated herein by reference and are available free of charge by calling Russell Investment Services at 1-800-787-7354.
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Appendix
At January 31, 2013, the following shareholders owned 5% or more of any Class of certain Fund Shares:
2015 Strategy Fund Class R1 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 6.20%
2015 Strategy Fund Class R1 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 10.85%
2015 Strategy Fund Class R1 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 10.87%
2015 Strategy Fund Class R1 Shares - FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON, KY 41015-1987, 57.35%
2015 Strategy Fund Class R2 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 6.27%
2015 Strategy Fund Class R2 Shares - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 15.11%
2015 Strategy Fund Class R2 Shares - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 59.53%
2015 Strategy Fund Class R3 Shares - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 5.54%
2015 Strategy Fund Class R3 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 12.59%
2015 Strategy Fund Class R3 Shares - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 13.72%
2015 Strategy Fund Class R3 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 18.81%
2020 Strategy Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 5.03%
2020 Strategy Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 5.04%
2020 Strategy Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 5.38%
2020 Strategy Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 9.27%
2020 Strategy Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 27.49%
2020 Strategy Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 28.50%
2020 Strategy Fund Class E Shares - UMB BANK, NA C/F PERTH AMBOY BOE 403B FBO KAREN K SPRINGER 3 VANDERBILT PL WOODBRIDGE NJ 07095-3524, 7.66%
2020 Strategy Fund Class E Shares - NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 13.38%
2020 Strategy Fund Class E Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 38.01%
2020 Strategy Fund Class E Shares - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 40.00%
2020 Strategy Fund Class R1 Shares - TD AMERITRADE TRUST COMPANY CO# 00L86 PO BOX 17748 DENVER CO 80217-0748, 7.44%
88

2020 Strategy Fund Class R1 Shares - FIRST MERCANTILE TR CO TTEE FMT/RUSSELL LIFE PTS 2020 STRA QUALIFIED EMPLOYEE BENEFIT PL ATTN: FUNDS MGMT 57 GERMANTOWN CT FL 4 CORDOVA TN 38018-7273, 8.53%
2020 Strategy Fund Class R1 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 14.29%
2020 Strategy Fund Class R1 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 15.24%
2020 Strategy Fund Class R1 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 15.86%
2020 Strategy Fund Class R1 Shares - FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON, KY 41015-1987, 20.45%
2020 Strategy Fund Class R2 Shares - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 28.23%
2020 Strategy Fund Class R2 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 56.38%
2020 Strategy Fund Class R3 Shares - TAYNIK & CO C/O STATE STREET BANK & TRUST CO 200 CLARENDON ST FCG 124 BOSTON MA 02116-5097, 6.49%
2020 Strategy Fund Class R3 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 7.32%
2020 Strategy Fund Class R3 Shares - GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002, 8.75%
2020 Strategy Fund Class R3 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 36 INDIANAPOLIS IN 46206-0368, 17.97%
2020 Strategy Fund Class R3 Shares - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 19.14%
2020 Strategy Fund Class S Shares - RELIANCE TRUST COMPANY FBO DENVER ATHLETIC PO BOX 48529 ATLANTA GA 30362-1529, 5.30%
2020 Strategy Fund Class S Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 88.03%
2025 Strategy Fund Class R1 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 6.34%
2025 Strategy Fund Class R1 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 16.25%
2025 Strategy Fund Class R1 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 25.16%
2025 Strategy Fund Class R1 Shares - FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON, KY 41015-1987, 42.83%
2025 Strategy Fund Class R2 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 10.50%
2025 Strategy Fund Class R2 Shares - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 62.09%
89

2025 Strategy Fund Class R3 Shares - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 6.76%
2025 Strategy Fund Class R3 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 10.72%
2025 Strategy Fund Class R3 Shares - TAYNIK & CO C/O STATE STREET BANK & TRUST CO 200 CLARENDON ST FCG 124 BOSTON MA 02116-5097, 12.95%
2025 Strategy Fund Class R3 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 20.95%
2030 Strategy Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 9.06%
2030 Strategy Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 14.35%
2030 Strategy Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 50.19%
2030 Strategy Fund Class E Shares - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 5.13%
2030 Strategy Fund Class E Shares - NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 37.84%
2030 Strategy Fund Class E Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 57.03%
2030 Strategy Fund Class R1 Shares - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 5.40%
2030 Strategy Fund Class R1 Shares - FIRST MERCANTILE TR CO TTEE FM T/RUSSELL LIFE PTS 2030 STRA QUALIFIED EMPLOYEE BENEFIT PL ATTN: FUNDS MGMT 57 GERMANTOWN CT FL 4 CORDOVA TN 38018-7273, 8.52%
2030 Strategy Fund Class R1 Shares - TD AMERITRADE TRUST COMPANY CO# 00L86 PO BOX 17748 DENVER CO 80217-0748, 8.74%
2030 Strategy Fund Class R1 Shares -AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 14.54%
2030 Strategy Fund Class R1 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 18.76%
2030 Strategy Fund Class R1 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 19.40%
2030 Strategy Fund Class R2 Shares - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 14.98%
2030 Strategy Fund Class R2 Shares - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 28.62%
2030 Strategy Fund Class R2 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 42.84%
2030 Strategy Fund Class R3 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 8.04%
2030 Strategy Fund Class R3 Shares - GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002, 11.77%
2030 Strategy Fund Class R3 Shares - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 15.10%
90

2030 Strategy Fund Class R3 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 20.29%
2030 Strategy Fund Class S Shares - RELIANCE TRUST COMPANY FBO DENVER ATHLETIC PO BOX 48529 ATLANTA GA 30362-1529, 5.07%
2030 Strategy Fund Class S Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 86.52%
2035 Strategy Fund Class R1 Shares - EMJAY CORP TRUSTEE FBO FASCORE LLC RETIREMENT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 8.74%
2035 Strategy Fund Class R1 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 11.59%
2035 Strategy Fund Class R1 Shares - FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON, KY 41015-1987, 13.45%
2035 Strategy Fund Class R1 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 19.25%
2035 Strategy Fund Class R1 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 38.18%
2035 Strategy Fund Class R2 Shares - WILMINGTON TRUST RISC AS TTEE FBO BX SOLUTIONS 401K PLAN PO BOX 52129 PHOENIX AZ 85072-2129, 7.43%
2035 Strategy Fund Class R2 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 9.57%
2035 Strategy Fund Class R2 Shares - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 55.63%
2035 Strategy Fund Class R3 Shares - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 5.05%
2035 Strategy Fund Class R3 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 10.42%
2035 Strategy Fund Class R3 Shares - TAYNIK & CO C/O STATE STREET BANK & TRUST CO 200 CLARENDON ST FCG 124 BOSTON MA 02116-5097, 15.40%
2035 Strategy Fund Class R3 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 22.95%
2040 Strategy Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 11.77%
2040 Strategy Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 14.62%
2040 Strategy Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 28.63%
2040 Strategy Fund Class E Shares - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 8.63%
2040 Strategy Fund Class E Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 32.90%
2040 Strategy Fund Class E Shares - NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 57.18%
2040 Strategy Fund Class R1 Shares - WILMINGTON TRUST RISC AS CUST FBO PAS LOCAL 434 AND MCS 401K PO BOX 52129 PHOENIX AZ 85072-2129, 5.53%
91

2040 Strategy Fund Class R1 Shares - TD AMERITRADE TRUST COMPANY CO# 00L86 PO BOX 17748 DENVER CO 80217-0748, 6.86%
2040 Strategy Fund Class R1 Shares - FIRST MERCANTILE TRUST CO TTEE FMT/RUSSELL LIVE PTS 2040 STRA QUALIFIED EMPLOYEE BENEFIT PL ATTN: FUNDS MGMT 57 GERMANTOWN CT FL 4 CORDOVA TN 38018-7273, 7.93%
2040 Strategy Fund Class R1 Shares - GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002, 14.22%
2040 Strategy Fund Class R1 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 15.44%
2040 Strategy Fund Class R1 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368, INDIANAPOLIS IN 46206-0368, 17.86%
2040 Strategy Fund Class R1 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 19.02%
2040 Strategy Fund Class R2 Shares - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 16.73%
2040 Strategy Fund Class R2 Shares - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 25.29%
2040 Strategy Fund Class R2 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 46.67%
2040 Strategy Fund Class R3 Shares - TAYNIK & CO C/O STATE STREET BANK & TRUST CO 200 CLARENDON ST FCG 124 BOSTON MA 02116-5097, 6.04%
2040 Strategy Fund Class R3 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 8.90%
2040 Strategy Fund Class R3 Shares - GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002, 10.16%
2040 Strategy Fund Class R3 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 20.83%
2040 Strategy Fund Class R3 Shares -GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 23.02%
2040 Strategy Fund Class S Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 95.28%
2045 Strategy Fund Class R1 Shares - FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON, KY 41015-1987, 5.64%
2045 Strategy Fund Class R1 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 11.95%
2045 Strategy Fund Class R1 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 22.68%
2045 Strategy Fund Class R1 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 42.86%
2045 Strategy Fund Class R2 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 7.05%
92

2045 Strategy Fund Class R2 Shares - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 69.47%
2045 Strategy Fund Class R3 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 6.72%
2045 Strategy Fund Class R3 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 20.16%
2045 Strategy Fund Class R3 Shares -TAYNIK & CO C/O STATE STREET BANK & TRUST CO 200 CLARENDON ST FCG 124 BOSTON MA 02116-5097, 38.18%
2050 Strategy Fund Class R1 Shares - TD AMERITRADE TRUST COMPANY CO# 00L86 P.O. BOX 17748 DENVER CO 80217-0748, 5.78%
2050 Strategy Fund Class R1 Shares - FIRST MERCANTILE TR CO TTEE PREMIER TR FMT/ RUSSELL LIFE POINTS 2050 STRATEGY ATTN: FUNDS MGMT 57 GERMANTOWN CT FL 4 CORDOVA TN 38018-7273, 11.32%
2050 Strategy Fund Class R1 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 14.66%
2050 Strategy Fund Class R1 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 22.28%
2050 Strategy Fund Class R1 Shares - FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON, KY 41015-1987, 10.06%
2050 Strategy Fund Class R1 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 26.40%
2050 Strategy Fund Class R2 Shares - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 6.24%
2050 Strategy Fund Class R2 Shares - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 27.91%
2050 Strategy Fund Class R2 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 53.98%
2050 Strategy Fund Class R3 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 7.26%
2050 Strategy Fund Class R3 Shares - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 10.48%
2050 Strategy Fund Class R3 Shares - TAYNIK & CO C/O STATE STREET BANK & TRUST CO 200 CLARENDON ST FCG 124 BOSTON MA 02116-5097, 18.64%
2050 Strategy Fund Class R3 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 23.52%
2055 Strategy Fund Class R1 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 13.82%
2055 Strategy Fund Class R1 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 29.50%
2055 Strategy Fund Class R1 Shares - RUSSELL INVESTMENT MANAGEMENT CO ATTN MARK SWANSON 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 49.37%
2055 Strategy Fund Class R2 Shares - RUSSELL INVESTMENT MANAGEMENT CO ATTN MARK SWANSON1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 9.71%
2055 Strategy Fund Class R2 Shares - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 14.91%
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2055 Strategy Fund Class R2 Shares - DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001, 70.45%
2055 Strategy Fund Class R3 Shares - TAYNIK & CO C/O STATE STREET BANK & TRUST CO 200 CLARENDON ST FCG 124 BOSTON MA 02116-5097, 13.93%
2055 Strategy Fund Class R3 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 21.83%
2055 Strategy Fund Class R3 Shares - RUSSELL INVESTMENT MANAGEMENT CO ATTN MARK SWANSON 1301 SECOND AVENUE 18TH FLOOR SEATTLE WA 98101-3800, 35.39%
Balanced Strategy Fund Class E Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 24.41%
Balanced Strategy Fund Class R1 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 6.02%
Balanced Strategy Fund Class R1 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 16.10%
Balanced Strategy Fund Class R1 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 35.93%
Balanced Strategy Fund Class R2 Shares - NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029, 5.01%
Balanced Strategy Fund Class R2 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 11.52%
Balanced Strategy Fund Class R2 Shares - JOHN HANCOCK LIFE INSURANCE COMPANY USA RPS-TRADING OPS ET-4 601 CONGRESS ST BOSTON MA 02210-2804, 50.72%
Balanced Strategy Fund Class R3 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 6.55%
Balanced Strategy Fund Class R3 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 33.69%
Balanced Strategy Fund Class S Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 12.28%
Conservative Strategy Fund Class E Shares - RENESAS ELECTRONICS AMERICA 2880 SCOTT BLVD SANTA CLARA CA 95050-2554, 7.73%
Conservative Strategy Fund Class E Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 9.61%
Conservative Strategy Fund Class E Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREETSAN FRANCISCO CA 94104-4151, 30.81%
Conservative Strategy Fund Class R1 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 6.77%
Conservative Strategy Fund Class R1 Shares - JAPS OLSON CO RETIREMENT PLAN 7500 EXCELSIOR BLVD. ST. LOUIS PARK, MN 55426-4503, 8.69%
Conservative Strategy Fund Class R1 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 29.05%
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Conservative Strategy Fund Class R2 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 7.04%
Conservative Strategy Fund Class R2 Shares - JOHN HANCOCK LIFE INSURANCE COMPANY USA RPS-TRADING OPS ET-4 601 CONGRESS ST BOSTON MA 02210-2804, 47.58%
Conservative Strategy Fund Class R3 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 6.46%
Conservative Strategy Fund Class R3 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 25.74%
Conservative Strategy Fund Class S Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 12.66%
Equity Growth Strategy Fund Class A Shares - FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523, 6.81%
Equity Growth Strategy Fund Class E Shares - PRINCIPAL TRUST COMPANY FBO DEF COMP OF HDR INC ATTN: SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265, 5.56%
Equity Growth Strategy Fund Class E Shares - GREAT-WEST TRUST COMPANY LLC TRUST/ RETIREMENT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 5.59%
Equity Growth Strategy Fund Class E Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 35.31%
Equity Growth Strategy Fund Class R1 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 6.63%
Equity Growth Strategy Fund Class R1 Shares - JAPS OLSON CO RETIREMENT PLAN 7500 EXCELSIOR BLVD ST. LOUIS PARK MN 55426-4503, 16.32%
Equity Growth Strategy Fund Class R1 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 18.32%
Equity Growth Strategy Fund Class R1 Shares - FIRST MERCANTILE TRUST CO TTEE PREMIER TRUST FMT/FRANK RUSSELL LIFE EQ S ATTN: FUNDS MGMT 57 GERMANTOWN CT FL 4 CORDOVA TN 38018-7273, 19.58%
Equity Growth Strategy Fund Class R2 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 7.07%
Equity Growth Strategy Fund Class R2 Shares - RICHARD W WHITNEY RICHARD ASHBURN, P GRAPE TTEE HARBOR MEDICAL ASSC PC 401K RET PL 541 MAIN ST STE 310 S WEYMOUTH MA 02190-1889, 7.25%
Equity Growth Strategy Fund Class R2 Shares - MARSHALL & ILSLEY TRUST CO NA FBO BANK 98 DLY RCRDKPG ATTN: MUT FUNDS 11270 W PARK PL STE 400 MILWAUKEE WI 53224, 10.91%
Equity Growth Strategy Fund Class R2 Shares - JOHN HANCOCK LIFE INSURANCE COMPANY USA RPS-TRADING OPS ET-4 601 CONGRESS ST BOSTON MA 02210-2804, 43.58%
Equity Growth Strategy Fund Class R3 Shares - PRINCIPAL TRUST COMPANY FBO CIG SUPPLEMENTAL PLAN ATTN: SUSAN SAGGIONE 1013 CENTRE RD WILMINGTON DE 19805-1265, 7.70%
Equity Growth Strategy Fund Class R3 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 26.72%
Equity Growth Strategy Fund Class S Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREETSAN FRANCISCO CA 94104-4151, 11.70%
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Growth Strategy Fund Class E Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 28.71%
Growth Strategy Fund Class R1 Shares - TD AMERITRADE TRUST COMPANY CO# 00TGA PO BOX 17748 DENVER CO 80217-0748, 6.05%
Growth Strategy Fund Class R1 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 8.56%
Growth Strategy Fund Class R1 Shares -FIRST MERCANTILE TRUST CO TTEE PREMIER TRUST FMT/FRANK RUSSELL LIFE AGG S ATTN: FUNDS MGMT 57 GERMANTOWN CT FL 4 CORDOVA TN 38018-7273, 15.37%
Growth Strategy Fund Class R1 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 34.20%
Growth Strategy Fund Class R2 Shares -MARSHALL & ILSLEY TRUST CO NA FBO BANK 98 DLY RCRDKPG ATTN: MUT FUNDS 11270 W PARK PL STE 400 MILWAUKEE WI 53224, 5.09%
Growth Strategy Fund Class R2 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 12.69%
Growth Strategy Fund Class R2 Shares - JOHN HANCOCK LIFE INSURANCE COMPANY USA RPS-TRADING OPS ET-4 601 CONGRESS ST BOSTON MA 02210-2804, 57.73%
Growth Strategy Fund Class R3 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 5.18%
Growth Strategy Fund Class R3 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 32.40%
Growth Strategy Fund Class S Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 12.54%
In Retirement Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 46.70%
In Retirement Fund Class A Shares - PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-2052, 52.53%
In Retirement Fund Class R1 Shares - MARSHALL & ILSLEY TRUST CO NA FBO BANK 98 DLY RCRDKPG ATTN: MUT FUNDS 11270 W PARK PL STE 400 MILWAUKEE WI 53224, 5.43%
In Retirement Fund Class R1 Shares - WILMINGTON TRUST RETIREMENT AND INSTITUTIONAL SRVC CO TTEE FBO THE 401K PSP OF CASTLE HARLAN INC, PO BOX 52129 PHOENIX AZ 85072-2129, 5.94%
In Retirement Fund Class R1 Shares - FIRST MERCANTILE TRUST CO TTEE FMT/RUSSELL LIFE PTS 2010 STRA QUALIFIED EMPLATTN: FUNDS MGMT 57 GERMANTOWN CT FL 4 CORDOVA TN 38018-7273, 9.37%
In Retirement Fund Class R1 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 12.50%
In Retirement Fund Class R1 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II, ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 15.11%
In Retirement Fund Class R1 Shares - FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS 100 MAGELLAN WAY # KW1C COVINGTON, KY 41015-1987, 6.34%
In Retirement Fund Class R1 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 27.20%
In Retirement Fund Class R2 Shares - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 7.98%
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In Retirement Fund Class R2 Shares - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 30.22%
In Retirement Fund Class R2 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 41.32%
In Retirement Fund Class R3 Shares - MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 STATE ST # C105 SPRINGFIELD MA 01111-0002, 6.89%
In Retirement Fund Class R3 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 8.81%
In Retirement Fund Class R3 Shares - GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002, 9.06%
In Retirement Fund Class R3 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 9.28%
In Retirement Fund Class R3 Shares - TAYNIK & CO C/O STATE STREET BANK & TRUST CO 200 CLARENDON ST FCG 124 BOSTON MA 02116-5097, 14.08%
In Retirement Fund Class R3 Shares - GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002, 15.00%
Moderate Strategy Fund Class E Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 48.44%
Moderate Strategy Fund Class R1 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 6.01%
Moderate Strategy Fund Class R1 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 10.11%
Moderate Strategy Fund Class R1 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 30.58%
Moderate Strategy Fund Class R2 Shares - JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK RPS-TRADING OPS ET-4 601 CONGRESS ST BOSTON MA 02210-2804, 5.25%
Moderate Strategy Fund Class R2 Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 8.04%
Moderate Strategy Fund Class R2 Shares - JOHN HANCOCK LIFE INSURANCE COMPANY USA RPS-TRADING OPS ET-4 601 CONGRESS ST BOSTON MA 02210-2804, 44.52%
Moderate Strategy Fund Class R3 Shares - AUL AMERICAN UNIT INVESTMENT TRUST ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 6.43%
Moderate Strategy Fund Class R3 Shares - AUL GROUP RETIREMENT ANNUITY SEPARATE ACCOUNT II ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368, 24.06%
Moderate Strategy Fund Class S Shares - CHARLES SCHWAB & CO., INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151, 11.95%
At January 31, 2013, the following shareholders could be deemed to “control” the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who “controls” a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.
2015 STRATEGY FUND - FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS, 100 MAGELLAN WAY # KW1C, COVINGTON, KY 41015, 39.83%
97

2025 STRATEGY FUND - FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT PLANS (401K) FINOPS-IC FUNDS, 100 MAGELLAN WAY # KW1C, COVINGTON, KY 41015, 27.94%
2035 STRATEGY FUND - AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, ATTN SEPARATE ACCOUNTS, PO BOX 368, INDIANAPOLIS IN 46206-0368, 25.08%
2040 STRATEGY FUND - CHARLES SCHWAB & CO., INC, SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS, ATTN: MUTUAL FUNDS, 101 MONTGOMERY STREET, SAN FRANCISCO CA 94104-4151, 28.33%
2045 STRATEGY FUND - AUL GROUP RETIREMENT ANNUITY, SEPARATE ACCOUNT II, ATTN SEPARATE ACCOUNTS, PO BOX 368, INDIANAPOLIS IN 46206-0368, 25.70%
2055 STRATEGY FUND - STEVEN L HARRIS, 72 SILVER OAK DRIVE, EUGENE, OR 97104-4065, 46.57%
For information with respect to the Underlying Funds, refer to the Statement of Additional Information for the Underlying Funds.
The Trustees and officers of RIC, as a group, own less than 1% of any Class of any Fund.
98